UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05962

Name of Registrant: Vanguard Variable Insurance Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1: Schedule of Investments

Vanguard High Yield Bond Portfolio

Schedule of Investments
As of September 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.8%)
U.S. Government Securities (0.8%)
	United States Treasury Note/Bond
	(Cost $4,075)	0.875%	11/30/16	4,060	4,081
Asset-Backed/Commercial Mortgage-Backed Security (0.3%)
1	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. (Cost $1,926)	5.500%	4/1/23	1,928	1,861
Corporate Bonds (91.8%)
Finance (13.0%)
	Banking (2.9%)
[1,2] Credit Suisse Group AG		6.250%	12/29/49	2,940	2,764
1	HSBC Holdings plc	5.625%	12/29/49	1,150	1,126
1	HSBC Holdings plc	6.375%	12/29/49	2,305	2,230
	Royal Bank of Scotland Group plc	6.125%	12/15/22	3,515	3,828
	Royal Bank of Scotland Group plc	6.000%	12/19/23	715	763
	Royal Bank of Scotland Group plc	5.125%	5/28/24	1,025	1,034
1	Royal Bank of Scotland Group plc	8.000%	12/29/49	475	479
[1,2] Societe Generale SA		6.000%	10/27/49	1,930	1,780
	UBS AG	7.625%	8/17/22	1,305	1,494

	Finance Companies (7.8%)
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.750%	5/15/19	1,480	1,458
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.500%	5/15/21	1,810	1,810
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	5.000%	10/1/21	755	770
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.625%	7/1/22	585	595
	Aircastle Ltd.	6.250%	12/1/19	345	370
	Aircastle Ltd.	5.125%	3/15/21	30	30
	Aircastle Ltd.	5.500%	2/15/22	830	849
	CIT Group Inc.	5.250%	3/15/18	3,045	3,144
2	CIT Group Inc.	6.625%	4/1/18	3,005	3,208
2	CIT Group Inc.	5.500%	2/15/19	2,270	2,355
	CIT Group Inc.	3.875%	2/19/19	1,100	1,094
	CIT Group Inc.	5.375%	5/15/20	3,415	3,577
	CIT Group Inc.	5.000%	8/15/22	3,200	3,200
	Homer City Generation LP	8.734%	10/1/26	3,752	3,743
	International Lease Finance Corp.	3.875%	4/15/18	1,260	1,266
	International Lease Finance Corp.	5.875%	4/1/19	1,420	1,491
	International Lease Finance Corp.	6.250%	5/15/19	2,042	2,175
	International Lease Finance Corp.	8.250%	12/15/20	1,511	1,768
	International Lease Finance Corp.	4.625%	4/15/21	970	975
	International Lease Finance Corp.	8.625%	1/15/22	900	1,093
	International Lease Finance Corp.	5.875%	8/15/22	90	96
	iStar Financial Inc.	4.875%	7/1/18	295	286
	iStar Financial Inc.	5.000%	7/1/19	190	181
	Navient Corp.	8.450%	6/15/18	1,100	1,130
	Navient Corp.	5.500%	1/15/19	2,445	2,271

	Navient Corp.	8.000%	3/25/20	2,000	1,915
	Navient Corp.	7.250%	1/25/22	615	538
	Navient Corp.	5.500%	1/25/23	825	648

	Insurance (1.3%)
2	Liberty Mutual Group Inc.	7.800%	3/15/37	1,560	1,825
	Unum Group	7.375%	6/15/32	175	210
1	Voya Financial Inc.	5.650%	5/15/53	2,725	2,746
	WellCare Health Plans Inc.	5.750%	11/15/20	1,915	2,001

	Other Finance (0.7%)
2	Argos Merger Sub Inc.	7.125%	3/15/23	2,710	2,737
	CNO Financial Group Inc.	4.500%	5/30/20	150	153
	CNO Financial Group Inc.	5.250%	5/30/25	665	678

	Real Estate Investment Trusts (0.3%)
	Felcor Lodging LP	5.625%	3/1/23	1,315	1,342
	Felcor Lodging LP	6.000%	6/1/25	360	358
					69,584
Industrial (74.9%)
	Basic Industry (5.7%)
	AK Steel Corp.	7.625%	10/1/21	2,540	1,353
	ArcelorMittal	5.125%	6/1/20	295	265
	ArcelorMittal	6.000%	8/5/20	485	440
	ArcelorMittal	6.250%	3/1/21	220	199
	ArcelorMittal	7.000%	2/25/22	560	511
	ArcelorMittal	6.125%	6/1/25	670	543
[3,4] Arch Coal Inc. Bank Loan		6.250%	5/16/18	3,437	1,914
	Axiall Corp.	4.875%	5/15/23	230	191
2	Cascades Inc.	5.500%	7/15/22	300	287
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	180	117
[2,5] Constellium NV		4.625%	5/15/21	125	117
2	Constellium NV	8.000%	1/15/23	1,520	1,398
	Eagle Spinco Inc.	4.625%	2/15/21	760	642
2	FMG Resources August 2006 Pty Ltd.	9.750%	3/1/22	200	187
2	FMG Resources August 2006 Pty Ltd.	6.875%	4/1/22	5,260	3,366
	Hexion US Finance Corp.	6.625%	4/15/20	4,055	3,447
2	Huntsman International LLC	5.125%	11/15/22	430	369
[2,5] INEOS Group Holdings SA		5.750%	2/15/19	790	849
2	INEOS Group Holdings SA	5.875%	2/15/19	1,385	1,288
	Novelis Inc.	8.375%	12/15/17	1,008	975
	Novelis Inc.	8.750%	12/15/20	2,715	2,623
	Peabody Energy Corp.	6.000%	11/15/18	390	100
	Peabody Energy Corp.	6.500%	9/15/20	120	25
	Peabody Energy Corp.	6.250%	11/15/21	240	49
2	Peabody Energy Corp.	10.000%	3/15/22	1,600	604
	Peabody Energy Corp.	7.875%	11/1/26	1,570	318
	Steel Dynamics Inc.	5.125%	10/1/21	1,320	1,251
	Steel Dynamics Inc.	5.500%	10/1/24	1,185	1,084
	United States Steel Corp.	7.375%	4/1/20	1,220	971
	United States Steel Corp.	6.875%	4/1/21	1,080	848
	United States Steel Corp.	6.650%	6/1/37	460	328
[2,5] VWR Funding Inc.		4.625%	4/15/22	3,400	3,610

	Capital Goods (5.9%)
2	Ardagh Packaging Finance plc	9.125%	10/15/20	880	917

2 Ashtead Capital Inc.	6.500%	7/15/22	825	861
Berry Plastics Corp.	5.500%	5/15/22	60	58
Berry Plastics Corp.	5.125%	7/15/23	60	56
2 Berry Plastics Escrow LLC/Berry Plastics
Escrow Corp.	6.000%	10/15/22	750	744
2 BlueLine Rental Finance Corp.	7.000%	2/1/19	475	456
2 Building Materials Corp. of America	6.750%	5/1/21	2,289	2,438
2 Building Materials Corp. of America	5.375%	11/15/24	1,085	1,070
2 Building Materials Corp. of America	6.000%	10/15/25	4,295	4,338
Case New Holland Inc.	7.875%	12/1/17	2,660	2,816
2 Cemex Finance LLC	6.000%	4/1/24	290	269
2 Cemex SAB de CV	6.125%	5/5/25	3,580	3,302
Clean Harbors Inc.	5.250%	8/1/20	2,006	2,016
Clean Harbors Inc.	5.125%	6/1/21	1,493	1,493
CNH Industrial Capital LLC	3.625%	4/15/18	1,145	1,118
2 CNH Industrial Capital LLC	3.875%	7/16/18	665	657
CNH Industrial Capital LLC	3.375%	7/15/19	257	242
2 HD Supply Inc.	5.250%	12/15/21	1,265	1,273
Masco Corp.	7.750%	8/1/29	480	541
Masco Corp.	6.500%	8/15/32	120	123
Owens Corning	9.000%	6/15/19	143	170
2 Owens-Brockway Glass Container Inc.	5.875%	8/15/23	895	899
2 Owens-Brockway Glass Container Inc.	6.375%	8/15/25	355	359
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	985	995
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	1,165	1,206
United Rentals North America Inc.	7.625%	4/15/22	1,470	1,560
United Rentals North America Inc.	6.125%	6/15/23	355	354
United Rentals North America Inc.	4.625%	7/15/23	370	359
United Rentals North America Inc.	5.500%	7/15/25	475	445
2 USG Corp.	5.500%	3/1/25	263	261
Vulcan Materials Co.	7.150%	11/30/37	220	239

Communication (24.3%)
2 Altice Financing SA	6.625%	2/15/23	615	592
Belo Corp.	7.250%	9/15/27	290	302
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	3/15/21	250	245
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.500%	4/30/21	275	276
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	365	342
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	2/15/23	400	367
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	5/1/23	2,990	2,743
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	9/1/23	1,150	1,095
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	145	138
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	2,441	2,221
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.875%	5/1/27	745	685
2 CCO Safari II LLC	4.908%	7/23/25	1,880	1,872
2 CCO Safari II LLC	6.484%	10/23/45	1,341	1,351

2	Cequel Communications Holdings I LLC /
	Cequel Capital Corp.	5.125%	12/15/21	1,935	1,645
	CSC Holdings LLC	7.875%	2/15/18	370	390
	CSC Holdings LLC	7.625%	7/15/18	1,000	1,046
	CSC Holdings LLC	8.625%	2/15/19	895	922
	CSC Holdings LLC	6.750%	11/15/21	390	346
	DISH DBS Corp.	7.875%	9/1/19	795	829
	DISH DBS Corp.	6.750%	6/1/21	3,830	3,677
	DISH DBS Corp.	5.875%	7/15/22	3,405	3,005
	DISH DBS Corp.	5.000%	3/15/23	525	441
	DISH DBS Corp.	5.875%	11/15/24	245	207
	Embarq Corp.	7.995%	6/1/36	720	746
2	Frontier Communications Corp.	11.000%	9/15/25	2,030	1,959
	Gannett Co. Inc.	5.125%	10/15/19	750	761
	Gannett Co. Inc.	5.125%	7/15/20	1,995	2,045
2	Gannett Co. Inc.	4.875%	9/15/21	135	132
	Gannett Co. Inc.	6.375%	10/15/23	2,300	2,409
2	Gannett Co. Inc.	5.500%	9/15/24	65	63
	Hughes Satellite Systems Corp.	6.500%	6/15/19	2,769	2,970
	IAC/InterActiveCorp	4.875%	11/30/18	640	658
	IAC/InterActiveCorp	4.750%	12/15/22	410	375
2	Inmarsat Finance plc	4.875%	5/15/22	1,115	1,080
	Intelsat Jackson Holdings SA	7.250%	4/1/19	3,625	3,398
	Intelsat Jackson Holdings SA	7.250%	10/15/20	4,165	3,842
	Intelsat Jackson Holdings SA	7.500%	4/1/21	2,505	2,311
	Intelsat Jackson Holdings SA	5.500%	8/1/23	1,540	1,270
	Lamar Media Corp.	5.875%	2/1/22	585	608
	Lamar Media Corp.	5.000%	5/1/23	1,070	1,059
	Level 3 Escrow II Inc.	5.375%	8/15/22	2,515	2,446
	Level 3 Financing Inc.	6.125%	1/15/21	130	134
	Level 3 Financing Inc.	5.625%	2/1/23	870	855
2	Level 3 Financing Inc.	5.125%	5/1/23	1,120	1,070
2	Level 3 Financing Inc.	5.375%	5/1/25	1,120	1,064
	Liberty Interactive LLC	8.500%	7/15/29	1,465	1,509
	Liberty Interactive LLC	8.250%	2/1/30	3,945	4,044
[2,5] Matterhorn Telecom SA		3.875%	5/1/22	1,291	1,291
[2,5] Matterhorn Telecom SA		4.875%	5/1/22	610	565
	MetroPCS Wireless Inc.	6.625%	11/15/20	2,035	2,066
	National CineMedia LLC	6.000%	4/15/22	1,095	1,107
2	NBCUniversal Enterprise Inc.	5.250%	3/29/49	1,940	2,069
2	Netflix Inc.	5.875%	2/15/25	1,720	1,767
2	Nielsen Finance LLC / Nielsen Finance Co.	5.000%	4/15/22	4,155	4,041
2	Numericable Group SA	4.875%	5/15/19	800	768
2	Numericable Group SA	6.000%	5/15/22	1,275	1,229
	Quebecor Media Inc.	5.750%	1/15/23	2,430	2,400
	Qwest Corp.	6.875%	9/15/33	481	464
	SBA Communications Corp.	5.625%	10/1/19	1,295	1,337
	SBA Communications Corp.	4.875%	7/15/22	1,545	1,514
	SBA Telecommunications Inc.	5.750%	7/15/20	1,151	1,186
2	Sirius XM Radio Inc.	4.250%	5/15/20	305	298
2	Sirius XM Radio Inc.	4.625%	5/15/23	390	365
2	Softbank Corp.	4.500%	4/15/20	5,125	4,971
	Sprint Corp.	7.250%	9/15/21	2,960	2,420
	Sprint Corp.	7.875%	9/15/23	2,095	1,676
	Sprint Corp.	7.125%	6/15/24	770	593
	Sprint Corp.	7.625%	2/15/25	1,135	880
2	Sprint Nextel Corp.	9.000%	11/15/18	3,185	3,344
2	Sprint Nextel Corp.	7.000%	3/1/20	3,820	3,820

	T-Mobile USA Inc.	6.633%	4/28/21	2,665	2,658
	T-Mobile USA Inc.	6.125%	1/15/22	330	321
	T-Mobile USA Inc.	6.731%	4/28/22	1,580	1,572
	T-Mobile USA Inc.	6.836%	4/28/23	90	89
	T-Mobile USA Inc.	6.500%	1/15/24	140	135
	Time Warner Cable Inc.	5.500%	9/1/41	1,500	1,369
[3,4] Tribune Company Bank Loan		3.750%	12/27/20	1,917	1,907
2	Tribune Media Co.	5.875%	7/15/22	2,000	1,930
2	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	1,190	1,190
2	Univision Communications Inc.	5.125%	2/15/25	3,920	3,685
2	UPCB Finance V Ltd.	7.250%	11/15/21	1,233	1,304
2	UPCB Finance VI Ltd.	6.875%	1/15/22	991	1,044
	Videotron Ltd.	5.000%	7/15/22	3,053	2,988
2	Videotron Ltd.	5.375%	6/15/24	215	212
2	Virgin Media Secured Finance plc	5.375%	4/15/21	1,157	1,164
2	Wind Acquisition Finance SA	4.750%	7/15/20	2,185	2,147
2	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	3,315	3,199
2	Zayo Group LLC / Zayo Capital Inc.	6.375%	5/15/25	1,430	1,373

	Consumer Cyclical (6.3%)
2	Activision Blizzard Inc.	5.625%	9/15/21	1,455	1,528
2	Activision Blizzard Inc.	6.125%	9/15/23	1,555	1,652
	ADT Corp.	5.250%	3/15/20	300	308
	ADT Corp.	6.250%	10/15/21	2,285	2,365
2	Carlson Travel Holdings Inc.	7.500%	8/15/19	525	530
2	Carlson Wagonlit BV	6.875%	6/15/19	2,440	2,556
	Cedar Fair LP / Canada's Wonderland Co. /
	MagnumManagement Corp.	5.375%	6/1/24	835	839
	Dana Holding Corp.	5.375%	9/15/21	557	552
[3,4] Delta Alpha Topco Bank Loan		7.750%	7/29/22	1,650	1,584
2	Family Tree Escrow LLC	5.250%	3/1/20	230	237
2	Family Tree Escrow LLC	5.750%	3/1/23	1,495	1,549
	Group 1 Automotive Inc.	5.000%	6/1/22	580	573
[3,4] Ion Media Networks Bank Loan		4.750%	12/18/20	1,424	1,416
	KB Home	4.750%	5/15/19	830	801
	KB Home	8.000%	3/15/20	120	127
	KB Home	7.000%	12/15/21	150	151
	KB Home	7.500%	9/15/22	215	219
	KB Home	7.625%	5/15/23	1,300	1,311
	L Brands Inc.	7.000%	5/1/20	555	626
	L Brands Inc.	6.625%	4/1/21	1,430	1,589
[3,4] La Quinta Intermediate Holdings LLC Bank
	Loan	3.750%	4/14/21	1,847	1,825
	Neiman Marcus Group Inc.	7.125%	6/1/28	1,820	1,809
2	Netflix Inc.	5.500%	2/15/22	905	914
	Penske Automotive Group Inc.	5.750%	10/1/22	242	245
	Penske Automotive Group Inc.	5.375%	12/1/24	358	349
	Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	605	629
	Service Corp. International	8.000%	11/15/21	1,225	1,433
	Service Corp. International	5.375%	1/15/22	905	941
2	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	450	455
2	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	450	457
	Sonic Automotive Inc.	7.000%	7/15/22	30	32
	Sonic Automotive Inc.	5.000%	5/15/23	265	257
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	2,710	2,514
2	ZF North America Capital Inc.	4.500%	4/29/22	470	444

2	ZF North America Capital Inc.	4.750%	4/29/25	1,125	1,031

	Consumer Noncyclical (12.6%)
2	Alere Inc.	6.375%	7/1/23	990	1,005
	Amsurg Corp.	5.625%	7/15/22	2,645	2,645
2	Capsugel SA	7.000%	5/15/19	1,495	1,495
	CHS/Community Health Systems Inc.	7.125%	7/15/20	1,060	1,105
	CHS/Community Health Systems Inc.	5.125%	8/1/21	525	538
	CHS/Community Health Systems Inc.	6.875%	2/1/22	4,720	4,832
2	Endo Finance LLC / Endo Finco Inc.	6.000%	2/1/25	1,575	1,536
2	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	1,340	1,323
2	Envision Healthcare Corp.	5.125%	7/1/22	2,806	2,806
	ExamWorks Group Inc.	5.625%	4/15/23	450	453
2	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	1,070	1,150
	Grifols Worldwide Operations Ltd.	5.250%	4/1/22	510	505
	HCA Holdings Inc.	6.250%	2/15/21	1,020	1,086
	HCA Inc.	6.500%	2/15/20	3,875	4,224
	HCA Inc.	5.875%	3/15/22	1,850	1,989
	HCA Inc.	4.750%	5/1/23	2,100	2,084
	HCA Inc.	5.875%	5/1/23	300	310
	HCA Inc.	5.375%	2/1/25	1,880	1,866
	HCA Inc.	5.250%	4/15/25	125	127
	HCA Inc.	7.690%	6/15/25	130	146
2	Hologic Inc.	5.250%	7/15/22	785	793
2	Hypermarcas SA	6.500%	4/20/21	2,020	2,045
2	IMS Health Inc.	6.000%	11/1/20	3,136	3,199
	Kinetic Concepts Inc / KCI USA Inc	10.500%	11/1/18	2,300	2,415
[3,4] Lands' End, Inc. Bank Loan		4.250%	3/12/21	3,132	2,897
	LifePoint Hospitals Inc.	5.500%	12/1/21	1,340	1,353
2	MPH Acquisition Holdings LLC	6.625%	4/1/22	1,345	1,348
[3,4] MPH Acquisition Holdings LLC Bank Loan		3.750%	3/31/21	1,076	1,062
2	Quintiles Transnational Holdings Inc.	4.875%	5/15/23	750	748
2	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	1,500	1,489
2	Tempur Sealy International Inc.	5.625%	10/15/23	800	802
	Tenet Healthcare Corp.	6.250%	11/1/18	1,500	1,599
	Tenet Healthcare Corp.	5.000%	3/1/19	1,560	1,529
	Tenet Healthcare Corp.	5.500%	3/1/19	785	781
	Tenet Healthcare Corp.	4.750%	6/1/20	835	843
	Tenet Healthcare Corp.	4.500%	4/1/21	932	920
	Tenet Healthcare Corp.	4.375%	10/1/21	3,520	3,485
	Tenet Healthcare Corp.	8.125%	4/1/22	1,550	1,647
	THC Escrow Corp. II	6.750%	6/15/23	375	371
2	VRX Escrow Corp.	6.125%	4/15/25	7,469	7,152

	Energy (8.9%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	6.750%	5/20/20	1,190	1,220
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	7.000%	5/20/22	1,340	1,377
	Antero Resources Corp.	5.375%	11/1/21	715	627
	Antero Resources Corp.	5.125%	12/1/22	1,840	1,573
2	Antero Resources Corp.	5.625%	6/1/23	460	403
	Concho Resources Inc.	7.000%	1/15/21	1,032	1,042
	Concho Resources Inc.	6.500%	1/15/22	745	732
	Concho Resources Inc.	5.500%	10/1/22	2,440	2,318
2	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance Corp.	6.250%	4/1/23	1,170	1,006

2 DCP Midstream LLC	9.750%	3/15/19	450	500
2 DCP Midstream LLC	5.350%	3/15/20	335	323
DCP Midstream Operating LP	4.950%	4/1/22	1,136	1,033
DCP Midstream Operating LP	5.600%	4/1/44	875	708
Energy Transfer Equity LP	7.500%	10/15/20	2,460	2,448
Energy Transfer Equity LP	5.500%	6/1/27	2,430	2,005
EP Energy LLC / Everest Acquisition Finance
Inc.	9.375%	5/1/20	2,239	1,926
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,303	2,165
Harvest Operations Corp.	6.875%	10/1/17	2,500	2,150
Kinder Morgan Inc.	7.750%	1/15/32	740	747
Laredo Petroleum Inc.	5.625%	1/15/22	1,555	1,392
Laredo Petroleum Inc.	7.375%	5/1/22	510	493
Laredo Petroleum Inc.	6.250%	3/15/23	1,705	1,534
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	4.875%	12/1/24	1,410	1,287
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	4.875%	6/1/25	2,685	2,450
2 Matador Resources Co.	6.875%	4/15/23	700	679
2 MEG Energy Corp.	6.500%	3/15/21	496	399
2 MEG Energy Corp.	6.375%	1/30/23	850	663
2 MEG Energy Corp.	7.000%	3/31/24	1,439	1,151
Noble Energy Inc.	5.625%	5/1/21	290	291
Noble Energy Inc.	5.875%	6/1/22	1,615	1,604
Noble Energy Inc.	5.875%	6/1/24	305	308
2 Paragon Offshore plc	6.750%	7/15/22	1,020	133
2 Paragon Offshore plc	7.250%	8/15/24	730	95
QEP Resources Inc.	6.800%	3/1/20	220	213
QEP Resources Inc.	6.875%	3/1/21	460	430
QEP Resources Inc.	5.375%	10/1/22	235	201
QEP Resources Inc.	5.250%	5/1/23	150	126
Range Resources Corp.	5.750%	6/1/21	1,435	1,352
Range Resources Corp.	5.000%	8/15/22	415	365
2 Rice Energy Inc.	7.250%	5/1/23	740	690
2 Seadrill Ltd.	6.125%	9/15/17	2,260	1,729
SM Energy Co.	6.125%	11/15/22	725	660
2 Southern Star Central Corp.	5.125%	7/15/22	480	463
Tesoro Corp.	5.125%	4/1/24	996	979
2 Tesoro Logistics LP / Tesoro Logistics
Finance Corp.	5.500%	10/15/19	165	162
2 Tesoro Logistics LP / Tesoro Logistics
Finance Corp.	6.250%	10/15/22	1,120	1,095
WPX Energy Inc.	6.000%	1/15/22	956	793
WPX Energy Inc.	5.250%	9/15/24	1,994	1,595

Technology (9.9%)
2 Alcatel-Lucent USA Inc.	4.625%	7/1/17	200	204
2 Alcatel-Lucent USA Inc.	6.750%	11/15/20	300	316
Alcatel-Lucent USA Inc.	6.450%	3/15/29	1,800	1,827
2 Audatex North America Inc.	6.000%	6/15/21	2,605	2,612
2 Audatex North America Inc.	6.125%	11/1/23	2,725	2,732
CDW LLC / CDW Finance Corp.	6.000%	8/15/22	3,865	4,029
CDW LLC / CDW Finance Corp.	5.000%	9/1/23	730	732
CDW LLC / CDW Finance Corp.	5.500%	12/1/24	485	489
Equinix Inc.	4.875%	4/1/20	315	320
Equinix Inc.	5.375%	4/1/23	680	670
2 First Data Corp.	6.750%	11/1/20	1,184	1,237
2 First Data Corp.	8.250%	1/15/21	3,610	3,727

	First Data Corp.	11.250%	1/15/21	310	338
	First Data Corp.	12.625%	1/15/21	1,510	1,714
	First Data Corp.	11.750%	8/15/21	793	879
2	First Data Corp.	5.375%	8/15/23	2,265	2,242
[3,4] First Data Corp. Bank Loan		3.696%	3/23/18	1,613	1,599
[3,4] First Data Corp. Bank Loan		3.946%	7/8/22	1,190	1,179
	Flextronics International Ltd.	4.625%	2/15/20	800	820
	Flextronics International Ltd.	5.000%	2/15/23	665	668
2	Freescale Semiconductor Inc.	5.000%	5/15/21	1,720	1,737
2	Freescale Semiconductor Inc.	6.000%	1/15/22	725	758
[3,4] Freescale Semiconductor Inc. Bank Loan		4.250%	3/1/20	2,820	2,815
[3,4] Freescale Semiconductor Inc. Bank Loan		4.250%	3/1/20	7	7
2	Infor Software Parent LLC	7.125%	5/1/21	530	456
2	Infor US Inc.	5.750%	8/15/20	695	693
2	Infor US Inc.	6.500%	5/15/22	3,645	3,335
[2,6] Iron Mountain Europe plc		6.125%	9/15/22	755	1,151
	Iron Mountain Inc.	5.750%	8/15/24	825	798
2	MSCI Inc.	5.750%	8/15/25	1,100	1,114
	NCR Corp.	4.625%	2/15/21	2,085	2,012
2	NXP BV / NXP Funding LLC	3.750%	6/1/18	1,190	1,197
2	NXP BV / NXP Funding LLC	4.125%	6/15/20	545	546
2	NXP BV / NXP Funding LLC	4.625%	6/15/22	650	645
2	NXP BV / NXP Funding LLC	5.750%	3/15/23	255	264
2	Open Text Corp.	5.625%	1/15/23	970	965
2	Sensata Technologies BV	5.625%	11/1/24	70	70
2	Sensata Technologies BV	5.000%	10/1/25	1,500	1,417
2	SS&C Technologies Holdings Inc.	5.875%	7/15/23	620	626
	SunGard Data Systems Inc.	6.625%	11/1/19	3,690	3,801

	Transportation (1.3%)
2	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.125%	6/1/22	950	912
1	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	526	548
	Hertz Corp.	4.250%	4/1/18	390	387
	Hertz Corp.	6.750%	4/15/19	2,000	2,032
	Hertz Corp.	5.875%	10/15/20	660	655
	Hertz Corp.	7.375%	1/15/21	2,230	2,297
					400,665
Utilities (3.9%)
	Electric (3.9%)
	AES Corp.	8.000%	6/1/20	815	921
	AES Corp.	4.875%	5/15/23	600	525
	AES Corp.	5.500%	3/15/24	3,706	3,284
2	Calpine Corp.	6.000%	1/15/22	500	521
	Calpine Corp.	5.375%	1/15/23	1,025	946
2	Calpine Corp.	5.875%	1/15/24	285	295
	Calpine Corp.	5.750%	1/15/25	3,800	3,534
	Dynegy Inc.	7.375%	11/1/22	2,045	2,063
	Dynegy Inc.	5.875%	6/1/23	1,215	1,139
	Dynegy Inc.	7.625%	11/1/24	1,610	1,614
	GenOn Energy Inc.	7.875%	6/15/17	575	546
	GenOn Energy Inc.	9.500%	10/15/18	1,800	1,665
	GenOn Energy Inc.	9.875%	10/15/20	745	700
	NRG Energy Inc.	7.875%	5/15/21	190	193
	NRG Energy Inc.	6.250%	7/15/22	1,544	1,401
	NRG Energy Inc.	6.625%	3/15/23	300	272

NRG Energy Inc.	6.250%	5/1/24	1,416	1,250
				20,869
Total Corporate Bonds (Cost $515,294)				491,118
			Shares
Preferred Stocks (0.4%)
Hartford Financial Services Group Inc. Pfd.
(Cost $1,997)	7.875%		79,900	2,449
Other (0.0%)
* MediaNews Group Inc. Warrants Exp. 03/19/2017
(Cost $778)			2,084	10
Temporary Cash Investment (5.2%)
			Face
			Amount
			($000)
Repurchase Agreement (5.2%)
Bank of America Securities, LLC
(Dated 9/30/15, Repurchase Value
$27,600,000, collateralized by Government
National Mortgage Assn., 3.500%, 9/20/45,
with a value of $28,152,000) (Cost $27,600)	0.120%	10/1/15	27,600	27,600
Total Investments (98.5%) (Cost $551,670)				527,119
Other Assets and Liabilities-Net (1.5%)				7,797
Net Assets (100%)				534,916

* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate value of these securities was $180,348,000, representing 33.7% of net assets.
3 Adjustable-rate security.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At September 30, 2015, the aggregate value of these securities was $18,205,000, representing 3.4% of net assets.
5 Face amount denominated in euro.
6 Face amount denominated in British pounds.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,081	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,861	—
Corporate Bonds	—	491,118	—
Preferred Stocks	—	2,449	—
Other	—	—	10
Temporary Cash Investments	—	27,600	—
Forward Currency Contracts—Assets	—	4	—
Total	—	527,113	10

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default

(including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	10/30/15	USD	6,858	EUR	6,135	--
UBS AG	10/30/15	USD	1,170	EUR	771	4
						4
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. At September 30, 2015, the cost of investment securities for tax purposes was $551,670,000. Net unrealized depreciation of investment securities for tax purposes was $24,551,000, consisting of unrealized gains of $6,236,000 on securities that had risen in value since their purchase and $30,787,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Money Market Portfolio

Statement of Net Assets
As of September 30, 2015

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (41.6%)
2	Fannie Mae Discount Notes	0.110%	10/1/15	2,500	2,500
2	Fannie Mae Discount Notes	0.070%	10/7/15	4,199	4,199
2	Fannie Mae Discount Notes	0.160%	10/14/15	5,600	5,600
2	Fannie Mae Discount Notes	0.070%–0.15%	10/19/15	5,500	5,500
2	Fannie Mae Discount Notes	0.140%	10/26/15	2,000	2,000
2	Fannie Mae Discount Notes	0.160%–0.17%	11/4/15	3,420	3,419
2	Fannie Mae Discount Notes	0.150%–0.19%	11/12/15	3,150	3,149
2	Fannie Mae Discount Notes	0.100%	11/16/15	1,000	1,000
2	Fannie Mae Discount Notes	0.113%–0.19%	11/18/15	5,037	5,036
2	Fannie Mae Discount Notes	0.180%	11/19/15	2,000	1,999
2	Fannie Mae Discount Notes	0.120%	11/25/15	1,000	1,000
2	Fannie Mae Discount Notes	0.250%	12/9/15	1,000	1,000
2	Fannie Mae Discount Notes	0.250%	12/16/15	4,000	3,998
2	Fannie Mae Discount Notes	0.180%	1/14/16	5,974	5,971
3	Federal Home Loan Bank Discount Notes	0.090%–0.1%	10/2/15	8,384	8,384
3	Federal Home Loan Bank Discount Notes	0.095%–0.12%	10/5/15	18,800	18,800
3	Federal Home Loan Bank Discount Notes	0.100%–0.13%	10/7/15	14,800	14,800
3	Federal Home Loan Bank Discount Notes	0.095%	10/9/15	4,300	4,300
3	Federal Home Loan Bank Discount Notes	0.140%	10/13/15	1,500	1,500
3	Federal Home Loan Bank Discount Notes	0.175%	10/14/15	8,000	7,999
3	Federal Home Loan Bank Discount Notes	0.110%–0.17%	10/16/15	15,100	15,099
3	Federal Home Loan Bank Discount Notes	0.110%–0.17%	10/19/15	5,300	5,300
3	Federal Home Loan Bank Discount Notes	0.160%–0.17%	10/21/15	22,000	21,998
3	Federal Home Loan Bank Discount Notes	0.165%	10/22/15	4,000	4,000
3	Federal Home Loan Bank Discount Notes	0.150%	10/23/15	10,000	9,999
3	Federal Home Loan Bank Discount Notes	0.155%	10/26/15	1,000	1,000
3	Federal Home Loan Bank Discount Notes	0.155%	10/28/15	6,000	5,999
3	Federal Home Loan Bank Discount Notes	0.180%	10/30/15	5,100	5,099
3	Federal Home Loan Bank Discount Notes	0.130%–0.22%	11/3/15	8,550	8,548
3	Federal Home Loan Bank Discount Notes	0.125%–0.22%	11/4/15	19,905	19,901
3	Federal Home Loan Bank Discount Notes	0.100%	11/5/15	1,115	1,115
3	Federal Home Loan Bank Discount Notes	0.135%–0.23%	11/6/15	13,800	13,797
3	Federal Home Loan Bank Discount Notes	0.140%–0.26%	11/9/15	10,165	10,163
3	Federal Home Loan Bank Discount Notes	0.140%	11/10/15	1,400	1,400
3	Federal Home Loan Bank Discount Notes	0.140%–0.22%	11/12/15	20,600	20,595
3	Federal Home Loan Bank Discount Notes	0.190%	11/13/15	2,000	2,000
3	Federal Home Loan Bank Discount Notes	0.118%	11/18/15	500	500
3	Federal Home Loan Bank Discount Notes	0.225%	12/2/15	1,470	1,469
3	Federal Home Loan Bank Discount Notes	0.125%	12/4/15	3,000	2,999
3	Federal Home Loan Bank Discount Notes	0.240%	12/10/15	1,485	1,484
3	Federal Home Loan Bank Discount Notes	0.225%–0.24%	12/11/15	13,000	12,994
3	Federal Home Loan Bank Discount Notes	0.270%	12/16/15	15,000	14,991
3	Federal Home Loan Bank Discount Notes	0.240%	12/17/15	1,678	1,677
2	Freddie Mac Discount Notes	0.085%–0.1%	10/1/15	7,705	7,705
2	Freddie Mac Discount Notes	0.090%	10/6/15	3,000	3,000
2	Freddie Mac Discount Notes	0.160%	10/13/15	2,200	2,200
2	Freddie Mac Discount Notes	0.130%–0.15%	10/14/15	7,380	7,380
2	Freddie Mac Discount Notes	0.055%–0.15%	10/27/15	4,715	4,715
2	Freddie Mac Discount Notes	0.050%–0.15%	10/28/15	10,000	9,999

Vanguard Money Market Portfolio

2	Freddie Mac Discount Notes	0.160%	11/3/15	5,000	4,999
2	Freddie Mac Discount Notes	0.190%	11/5/15	1,400	1,400
2	Freddie Mac Discount Notes	0.150%	11/10/15	13,069	13,067
2	Freddie Mac Discount Notes	0.140%	11/16/15	935	935
2	Freddie Mac Discount Notes	0.230%	11/20/15	2,400	2,399
2	Freddie Mac Discount Notes	0.170%	1/8/16	2,900	2,899
2	Freddie Mac Discount Notes	0.170%–0.3%	1/12/16	5,014	5,011
2	Freddie Mac Discount Notes	0.300%	1/13/16	900	899
2	Freddie Mac Discount Notes	0.170%–0.19%	1/15/16	3,767	3,765
2	Freddie Mac Discount Notes	0.170%	1/20/16	4,700	4,698
2	Freddie Mac Discount Notes	0.301%	2/22/16	500	499
[2,4] Federal National Mortgage Assn.		0.206%	10/21/15	1,000	1,000
	United States Treasury Bill	0.200%–0.201%	2/25/16	12,219	12,209
	United States Treasury Bill	0.270%	3/3/16	13,000	12,985
4	United States Treasury Floating Rate Note	0.060%	1/31/16	3,000	3,000
4	United States Treasury Floating Rate Note	0.084%	4/30/16	2,000	2,000
4	United States Treasury Floating Rate Note	0.068%	10/31/16	14,500	14,492
4	United States Treasury Floating Rate Note	0.099%	1/31/17	24,296	24,295
	United States Treasury Note/Bond	0.250%	10/15/15	6,500	6,500
	United States Treasury Note/Bond	4.500%	11/15/15	31,156	31,324
	United States Treasury Note/Bond	2.125%	12/31/15	9,297	9,343
	United States Treasury Note/Bond	0.375%	1/15/16	3,000	3,002
	United States Treasury Note/Bond	0.375%	2/15/16	11,000	11,009
	United States Treasury Note/Bond	2.250%	3/31/16	2,500	2,526
	United States Treasury Note/Bond	2.375%	3/31/16	10,000	10,107
Total U.S. Government and Agency Obligations (Cost $503,643)					503,643
Commercial Paper (27.8%)
Finance—Auto (1.5%)
5	BMW US Capital LLC	0.150%	10/1/15	1,000	1,000
5	BMW US Capital LLC	0.160%	10/8/15	500	500
5	BMW US Capital LLC	0.230%	11/24/15	500	500
5	BMW US Capital LLC	0.240%	11/30/15	250	250
5	BMW US Capital LLC	0.240%	12/1/15	250	250
5	BMW US Capital LLC	0.220%–0.24%	12/2/15	500	500
5	BMW US Capital LLC	0.270%	12/3/15	250	250
5	BMW US Capital LLC	0.210%–0.27%	12/4/15	1,000	999
5	BMW US Capital LLC	0.270%	12/7/15	250	250
5	BMW US Capital LLC	0.290%	12/11/15	250	250
5	BMW US Capital LLC	0.290%	12/16/15	500	500
5	BMW US Capital LLC	0.290%	12/18/15	500	500
5	BMW US Capital LLC	0.220%	12/21/15	250	250
5	BMW US Capital LLC	0.220%	12/23/15	250	250
5	BMW US Capital LLC	0.220%	12/24/15	250	250
5	BMW US Capital LLC	0.330%	1/4/16	500	499
	Toyota Motor Credit Corp.	0.220%	10/27/15	750	750
	Toyota Motor Credit Corp.	0.250%	11/2/15	500	500
	Toyota Motor Credit Corp.	0.281%	11/23/15	1,000	999
4	Toyota Motor Credit Corp.	0.274%	11/24/15	2,000	2,000
	Toyota Motor Credit Corp.	0.281%	12/3/15	1,000	999
	Toyota Motor Credit Corp.	0.321%	1/5/16	2,000	1,998
	Toyota Motor Credit Corp.	0.311%	1/12/16	250	250
4	Toyota Motor Credit Corp.	0.299%	4/15/16	4,000	4,000
					18,494
Finance—Other (0.7%)
5	Chariot Funding LLC	0.190%	10/13/15	500	500
	General Electric Capital Corp.	0.321%	12/7/15	2,000	1,999

Vanguard Money Market Portfolio

	General Electric Capital Corp.	0.321%	12/8/15	2,000	1,999
	General Electric Capital Corp.	0.280%	12/16/15	1,000	999
	General Electric Capital Corp.	0.321%	12/23/15	2,000	1,998
5	John Deere Financial Ltd.	0.160%	10/1/15	500	500
					7,995
Foreign Banks (10.0%)
[4,5] Australia & New Zealand Banking Group, Ltd.		0.274%	10/27/15	2,000	2,000
5	Australia & New Zealand Banking Group, Ltd.	0.280%	10/30/15	1,600	1,600
[4,5] Australia & New Zealand Banking Group, Ltd.		0.291%	11/3/15	3,500	3,500
[4,5] Australia & New Zealand Banking Group, Ltd.		0.317%	1/15/16	4,000	4,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.304%	1/29/16	2,000	2,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.304%	1/29/16	3,000	3,000
5	Australia & New Zealand Banking Group, Ltd.	0.309%	4/8/16	3,000	3,000
5	Bank of Nova Scotia	0.311%	12/1/15	5,000	4,997
[4,5] Commonwealth Bank of Australia		0.284%	10/6/15	2,000	2,000
[4,5] Commonwealth Bank of Australia		0.283%	10/9/15	2,000	2,000
[4,5] Commonwealth Bank of Australia		0.287%	10/13/15	3,000	3,000
[4,5] Commonwealth Bank of Australia		0.316%	2/19/16	2,000	2,000
[4,5] Commonwealth Bank of Australia		0.366%	2/24/16	2,000	2,000
[4,5] Commonwealth Bank of Australia		0.344%	2/29/16	5,000	5,000
[4,5] Commonwealth Bank of Australia		0.373%	3/4/16	10,000	10,000
[4,5] Commonwealth Bank of Australia		0.336%	3/14/16	2,250	2,250
[4,5] Commonwealth Bank of Australia		0.304%	3/31/16	1,500	1,500
[4,5] Commonwealth Bank of Australia		0.335%	5/23/16	5,000	5,000
5	National Australia Bank Ltd.	0.300%–0.31%	12/1/15	7,000	6,996
5	National Australia Bank Ltd.	0.341%	12/14/15	5,000	4,996
[4,5] National Australia Bank Ltd.		0.339%	1/8/16	4,000	4,000
5	National Australia Bank Ltd.	0.350%	1/8/16	2,000	1,998
[4,5] National Australia Bank Ltd.		0.344%	2/25/16	12,000	12,000
5	Nordea Bank AB	0.150%	10/5/15	5,000	5,000
[4,5] Westpac Banking Corp.		0.349%	2/8/16	4,000	4,000
[4,5] Westpac Banking Corp.		0.306%	2/22/16	3,500	3,500
[4,5] Westpac Banking Corp.		0.354%	2/26/16	5,500	5,500
[4,5] Westpac Banking Corp.		0.354%	2/29/16	1,500	1,500
[4,5] Westpac Banking Corp.		0.323%	4/4/16	5,000	5,000
[4,5] Westpac Banking Corp.		0.344%	5/27/16	3,000	3,000
[4,5] Westpac Banking Corp.		0.349%	6/2/16	5,000	5,000
					121,337
Foreign Governments (5.7%)
	Canada	0.150%	10/27/15	1,000	1,000
5	CDP Financial Inc.	0.200%	10/2/15	250	250
5	CDP Financial Inc.	0.200%	10/5/15	500	500
5	CDP Financial Inc.	0.220%	10/14/15	250	250
5	CDP Financial Inc.	0.200%	10/15/15	3,500	3,500
5	CDP Financial Inc.	0.240%	11/2/15	250	250
5	CDP Financial Inc.	0.260%	11/6/15	500	500
5	CDP Financial Inc.	0.280%	11/13/15	6,450	6,448
5	CDP Financial Inc.	0.240%–0.26%	11/16/15	1,500	1,499
5	CDP Financial Inc.	0.270%–0.34%	12/15/15	5,000	4,997
6	CPPIB Capital Inc.	0.170%	10/13/15	1,000	1,000
6	CPPIB Capital Inc.	0.175%	10/14/15	1,000	1,000
6	CPPIB Capital Inc.	0.190%–0.2%	10/15/15	1,800	1,800
6	CPPIB Capital Inc.	0.175%	10/19/15	1,250	1,250
6	CPPIB Capital Inc.	0.160%	10/21/15	2,000	2,000
6	CPPIB Capital Inc.	0.205%	10/30/15	2,000	2,000
6	CPPIB Capital Inc.	0.205%	11/2/15	4,250	4,249
6	CPPIB Capital Inc.	0.175%	11/3/15	1,000	1,000

Vanguard Money Market Portfolio

6 CPPIB Capital Inc.	0.205%	11/9/15	250	250
6 CPPIB Capital Inc.	0.205%	11/10/15	2,750	2,749
6 CPPIB Capital Inc.	0.205%	11/12/15	750	750
6 CPPIB Capital Inc.	0.270%	12/1/15	2,000	1,999
6 CPPIB Capital Inc.	0.300%	1/13/16	2,500	2,498
6 CPPIB Capital Inc.	0.300%	1/15/16	2,000	1,998
6 CPPIB Capital Inc.	0.300%	1/19/16	1,000	999
6 CPPIB Capital Inc.	0.371%	3/14/16	1,000	998
Export Development Canada	0.200%	10/13/15	1,000	1,000
Export Development Canada	0.190%	11/5/15	1,000	1,000
Export Development Canada	0.200%	11/16/15	500	500
Export Development Canada	0.381%	1/15/16	1,000	999
Export Development Canada	0.381%	1/19/16	2,000	1,998
Export Development Canada	0.315%	1/20/16	500	499
Export Development Canada	0.330%	2/1/16	500	499
Province of Ontario	0.160%	11/24/15	250	250
Province of Ontario	0.160%	11/27/15	500	500
6 PSP Capital Inc.	0.180%	10/5/15	250	250
6 PSP Capital Inc.	0.170%	10/6/15	500	500
6 PSP Capital Inc.	0.180%	10/8/15	500	500
6 PSP Capital Inc.	0.180%	10/9/15	250	250
6 PSP Capital Inc.	0.180%	10/14/15	1,000	1,000
6 PSP Capital Inc.	0.200%	10/27/15	3,600	3,599
6 PSP Capital Inc.	0.180%	11/2/15	5,000	4,999
6 PSP Capital Inc.	0.260%	11/10/15	250	250
6 PSP Capital Inc.	0.260%	11/16/15	250	250
6 PSP Capital Inc.	0.275%	11/18/15	250	250
6 PSP Capital Inc.	0.250%–0.26%	11/19/15	1,250	1,249
6 PSP Capital Inc.	0.250%	11/20/15	500	500
6 PSP Capital Inc.	0.280%	11/24/15	1,000	1,000
6 PSP Capital Inc.	0.280%	12/8/15	500	500
6 PSP Capital Inc.	0.320%	12/14/15	1,000	999
6 PSP Capital Inc.	0.230%	12/21/15	250	250
				69,325
Foreign Industrial (3.4%)
5 BASF SE	0.200%	12/2/15	2,750	2,749
5 BASF SE	0.235%	12/28/15	1,500	1,499
5 John Deere Canada ULC	0.170%	10/13/15	500	500
5 Nestle Capital Corp.	0.180%	11/9/15	1,000	1,000
5 Nestle Capital Corp.	0.180%	11/13/15	1,000	1,000
5 Nestle Capital Corp.	0.180%	11/16/15	2,000	1,999
5 Nestle Capital Corp.	0.180%	11/17/15	1,000	1,000
5 Nestle Capital Corp.	0.180%	11/19/15	500	500
5 Nestle Capital Corp.	0.340%	1/8/16	1,000	999
5 Nestle Capital Corp.	0.340%	1/12/16	1,000	999
5 Nestle Capital Corp.	0.340%	1/14/16	1,000	999
Nestle Finance International Ltd.	0.150%	10/1/15	4,500	4,500
Nestle Finance International Ltd.	0.150%	10/26/15	500	500
Nestle Finance International Ltd.	0.150%	10/27/15	1,000	1,000
Nestle Finance International Ltd.	0.340%	1/6/16	2,000	1,998
Nestle Finance International Ltd.	0.361%	1/20/16	5,000	4,994
5 Reckitt Benckiser Treasury Services plc	0.250%	11/2/15	250	250
5 Reckitt Benckiser Treasury Services plc	0.250%	11/17/15	250	250
5 Reckitt Benckiser Treasury Services plc	0.270%	12/4/15	1,000	999
5 Roche Holdings Inc.	0.170%	12/2/15	1,000	1,000
5 Siemens Capital Co. LLC	0.270%	12/29/15	2,000	1,999
5 Total Capital Canada Ltd.	0.160%	10/13/15	1,000	1,000

Vanguard Money Market Portfolio

5 Total Capital Canada Ltd.	0.220%	10/29/15	791	791
5 Total Capital Canada Ltd.	0.220%	11/12/15	4,000	3,999
5 Total Capital Canada Ltd.	0.250%	11/23/15	2,000	1,999
5 Total Capital Canada Ltd.	0.350%	1/14/16	500	499
Toyota Credit Canada Inc.	0.291%	11/16/15	500	500
Toyota Credit Canada Inc.	0.320%	12/7/15	250	250
5 Unilever Capital Corp.	0.280%	1/4/16	500	500
5 Unilever Capital Corp.	0.280%	1/11/16	1,250	1,249
				41,521
Industrial (6.5%)
5 Apple Inc.	0.200%	11/2/15	1,000	1,000
Caterpillar Financial Services Corp.	0.190%	10/13/15	1,000	1,000
Caterpillar Financial Services Corp.	0.180%	11/24/15	500	500
5 Chevron Corp.	0.140%	10/5/15	1,000	1,000
5 Chevron Corp.	0.250%	12/1/15	3,500	3,498
5 Chevron Corp.	0.250%	12/2/15	6,000	5,997
5 Chevron Corp.	0.270%	12/3/15	1,000	999
5 Chevron Corp.	0.270%	12/4/15	2,000	1,999
5 Chevron Corp.	0.270%	12/7/15	2,000	1,999
5 Chevron Corp.	0.270%	12/9/15	2,000	1,999
5 Chevron Corp.	0.300%	12/14/15	500	500
5 Chevron Corp.	0.300%	12/15/15	3,500	3,498
Exxon Mobil Corp.	0.140%	10/1/15	2,000	2,000
5 Henkel of America Inc.	0.180%	10/19/15	1,000	1,000
5 Honeywell International Inc.	0.170%	10/26/15	500	500
5 Honeywell International Inc.	0.170%	10/27/15	500	500
5 Honeywell International Inc.	0.180%	10/28/15	500	500
5 Honeywell International Inc.	0.180%	10/29/15	500	500
5 Honeywell International Inc.	0.270%	11/24/15	1,666	1,665
5 Honeywell International Inc.	0.270%	12/2/15	500	500
5 Honeywell International Inc.	0.300%	12/16/15	250	250
5 Honeywell International Inc.	0.300%	12/17/15	750	749
5 Microsoft Corp.	0.170%	11/18/15	2,000	1,999
5 Microsoft Corp.	0.180%	12/2/15	2,000	1,999
5 Microsoft Corp.	0.180%–0.28%	12/9/15	3,000	2,999
5 Novartis Finance Corp.	0.220%	10/1/15	4,000	4,000
5 Novartis Finance Corp.	0.220%	10/2/15	500	500
5 Novartis Finance Corp.	0.270%	11/5/15	500	500
5 The Coca-Cola Co.	0.180%	10/22/15	250	250
5 The Coca-Cola Co.	0.250%	11/13/15	500	500
5 The Coca-Cola Co.	0.240%	11/16/15	1,000	1,000
5 The Coca-Cola Co.	0.240%	11/17/15	250	250
5 The Coca-Cola Co.	0.250%	11/18/15	500	500
5 The Coca-Cola Co.	0.240%	11/19/15	1,000	1,000
5 The Coca-Cola Co.	0.260%	12/3/15	750	750
5 The Coca-Cola Co.	0.260%	12/4/15	750	750
5 The Coca-Cola Co.	0.260%	12/7/15	1,000	999
5 The Coca-Cola Co.	0.260%	12/8/15	500	500
5 The Coca-Cola Co.	0.260%	12/16/15	325	325
5 The Coca-Cola Co.	0.381%	1/13/16	8,950	8,940
5 The Coca-Cola Co.	0.401%	1/28/16	1,500	1,498
5 The Coca-Cola Co.	0.401%–0.421%	1/29/16	1,000	999
5 The Coca-Cola Co.	0.461%	2/17/16	500	499
5 The Coca-Cola Co.	0.461%	2/18/16	1,000	998
5 The Coca-Cola Co.	0.461%	2/22/16	1,000	998
5 The Coca-Cola Co.	0.501%	3/16/16	6,000	5,986
5 The Coca-Cola Co.	0.501%	3/18/16	750	748

Vanguard Money Market Portfolio

5 The Coca-Cola Co.	0.421%	3/22/16	3,000	2,994
5 The Coca-Cola Co.	0.481%	4/20/16	1,500	1,496
5 The Coca-Cola Co.	0.481%	4/21/16	500	499
5 The Walt Disney Co.	0.150%	10/15/15	1,000	1,000
5 The Walt Disney Co.	0.150%	10/23/15	1,000	1,000
				78,629
Total Commercial Paper (Cost $337,301)				337,301
Certificates of Deposit (27.4%)
Domestic Banks (9.2%)
Bank of America NA	0.270%	10/6/15	500	500
Bank of America NA	0.240%	10/13/15	1,500	1,500
Bank of America NA	0.240%	10/20/15	2,000	2,000
Bank of America NA	0.250%	11/5/15	2,000	2,000
Bank of America NA	0.250%	11/9/15	2,000	2,000
Bank of America NA	0.300%	11/9/15	250	250
Bank of America NA	0.260%	11/16/15	2,000	2,000
Bank of America NA	0.350%	11/16/15	2,000	2,000
Bank of America NA	0.280%	11/19/15	4,000	4,000
Bank of America NA	0.400%	1/8/16	2,500	2,501
Bank of America NA	0.480%	3/1/16	4,000	4,000
Bank of America NA	0.480%	3/2/16	4,000	4,000
4 Bank of America NA	0.379%	3/3/16	1,750	1,750
Citibank NA	0.200%	10/1/15	1,000	1,000
Citibank NA	0.200%	10/5/15	500	500
Citibank NA	0.200%	10/6/15	1,000	1,000
Citibank NA	0.200%	10/8/15	1,500	1,500
Citibank NA	0.240%	10/20/15	2,000	2,000
Citibank NA	0.250%	10/26/15	1,000	1,000
Citibank NA	0.300%	11/12/15	1,500	1,500
Citibank NA	0.290%	11/13/15	2,000	2,000
State Street Bank & Trust Co.	0.350%	12/14/15	2,500	2,500
4 State Street Bank & Trust Co.	0.295%	12/23/15	6,250	6,250
4 State Street Bank & Trust Co.	0.294%	12/29/15	3,000	3,000
4 State Street Bank & Trust Co.	0.299%	1/6/16	10,000	10,000
4 State Street Bank & Trust Co.	0.364%	1/11/16	3,000	3,000
4 State Street Bank & Trust Co.	0.346%	1/13/16	5,000	5,000
4 State Street Bank & Trust Co.	0.367%	1/15/16	4,000	4,000
4 State Street Bank & Trust Co.	0.373%	3/9/16	2,000	2,000
4 Wells Fargo Bank NA	0.316%	11/20/15	5,000	5,000
4 Wells Fargo Bank NA	0.294%	11/25/15	5,000	5,000
4 Wells Fargo Bank NA	0.323%	2/9/16	4,000	4,000
4 Wells Fargo Bank NA	0.374%	2/11/16	5,000	5,000
4 Wells Fargo Bank NA	0.366%	2/22/16	5,000	5,000
4 Wells Fargo Bank NA	0.366%	2/22/16	5,000	5,000
4 Wells Fargo Bank NA	0.323%	3/9/16	3,000	3,000
4 Wells Fargo Bank NA	0.329%	5/6/16	3,000	3,000
4 Wells Fargo Bank NA	0.414%	5/25/16	1,000	1,000
				110,751
Eurodollar Certificates of Deposit (1.3%)
Australia & New Zealand Banking Group, Ltd.	0.280%	11/2/15	4,000	4,000
Australia & New Zealand Banking Group, Ltd.	0.320%	12/1/15	3,000	3,000
Australia & New Zealand Banking Group, Ltd.	0.380%	1/26/16	4,000	4,000
4 National Australia Bank Ltd.	0.256%	10/22/15	5,000	5,000
				16,000
Yankee Certificates of Deposit (16.9%)
4 Bank of Montreal (Chicago Branch)	0.274%	11/25/15	5,000	5,000

Vanguard Money Market Portfolio

Bank of Montreal (Chicago Branch)	0.310%	12/3/15	4,000	4,000
Bank of Montreal (Chicago Branch)	0.310%	12/9/15	4,000	4,000
4 Bank of Montreal (Chicago Branch)	0.349%	1/8/16	2,000	2,000
4 Bank of Montreal (Chicago Branch)	0.357%	3/1/16	2,000	2,000
4 Bank of Montreal (Chicago Branch)	0.359%	3/1/16	3,000	3,000
4 Bank of Montreal (Chicago Branch)	0.373%	3/9/16	2,000	2,000
4 Bank of Montreal (Chicago Branch)	0.373%	3/10/16	1,500	1,500
4 Bank of Montreal (Chicago Branch)	0.386%	3/21/16	5,000	5,000
4 Bank of Montreal (Chicago Branch)	0.374%	3/29/16	1,000	1,000
4 Bank of Nova Scotia (Houston Branch)	0.349%	1/7/16	6,000	6,000
4 Bank of Nova Scotia (Houston Branch)	0.346%	2/22/16	4,000	4,000
4 Bank of Nova Scotia (Houston Branch)	0.354%	2/25/16	5,000	5,000
4 Bank of Nova Scotia (Houston Branch)	0.354%	2/26/16	3,500	3,500
4 Bank of Nova Scotia (Houston Branch)	0.389%	3/16/16	4,600	4,600
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.350%	11/13/15	8,000	8,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.350%	11/18/15	750	750
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.350%	11/23/15	3,000	3,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.340%	12/21/15	10,000	10,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.350%	12/29/15	1,000	1,000
4 Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.396%	1/19/16	2,000	2,000
4 Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.374%	1/28/16	5,000	5,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.280%	10/13/15	5,000	5,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.310%	11/2/15	500	500
Canadian Imperial Bank of Commerce (New
York Branch)	0.300%	11/16/15	6,000	6,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.360%	1/4/16	8,000	8,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.390%	1/8/16	5,000	5,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.390%	1/14/16	4,000	4,000
4 Commonwealth Bank of Australia (New York
Branch)	0.296%	2/24/16	500	500
4 Royal Bank of Canada (New York Branch)	0.263%	10/9/15	3,000	3,000
4 Royal Bank of Canada (New York Branch)	0.256%	10/22/15	4,250	4,250
Royal Bank of Canada (New York Branch)	0.280%	11/3/15	1,000	1,000
4 Royal Bank of Canada (New York Branch)	0.273%	11/4/15	3,500	3,500
Royal Bank of Canada (New York Branch)	0.300%	11/19/15	7,000	7,000
4 Royal Bank of Canada (New York Branch)	0.286%	11/20/15	2,500	2,500
4 Royal Bank of Canada (New York Branch)	0.306%	12/22/15	1,000	1,000
4 Royal Bank of Canada (New York Branch)	0.374%	2/11/16	5,000	5,000
4 Royal Bank of Canada (New York Branch)	0.364%	2/29/16	4,000	4,000
4 Royal Bank of Canada (New York Branch)	0.369%	3/2/16	4,750	4,750
Swedbank AB (New York Branch)	0.140%	10/2/15	20,000	20,000
Toronto Dominion Bank (New York Branch)	0.270%	10/5/15	750	750
Toronto Dominion Bank (New York Branch)	0.300%	10/20/15	1,000	1,000
Toronto Dominion Bank (New York Branch)	0.290%	11/13/15	6,000	6,000
Toronto Dominion Bank (New York Branch)	0.300%	11/20/15	500	500
Toronto Dominion Bank (New York Branch)	0.310%	12/1/15	7,000	7,000

Vanguard Money Market Portfolio

	Toronto Dominion Bank (New York Branch)	0.340%	12/21/15	5,000	5,000
	Toronto Dominion Bank (New York Branch)	0.300%	12/28/15	5,000	5,000
	Toronto Dominion Bank (New York Branch)	0.390%	1/19/16	6,000	6,000
4	Toronto Dominion Bank (New York Branch)	0.356%	2/24/16	5,000	5,000
4	Westpac Banking Corp. (New York Branch)	0.351%	6/3/16	1,000	1,000
					204,600
Total Certificates of Deposit (Cost $331,351)					331,351
Repurchase Agreements (0.1%)
	TD Securities (USA) LLC
	(Dated 9/30/2015, Repurchase Value
	$1,000,000, collateralized by U.S. Treasury
	Note/Bond 0.625%, 9/30/17, with a value of
	$1,020,000)	0.090%	10/1/15	1,000	1,000
Total Repurchase Agreements (Cost $1,000)					1,000
Corporate Bonds (1.4%)
	Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	4,000	4,005
	Bank of Nova Scotia	2.050%	10/7/15	1,500	1,500
	General Electric Capital Corp.	5.000%	1/8/16	1,887	1,910
4	Toyota Motor Credit Corp.	0.294%	10/29/15	2,000	2,000
4	Toyota Motor Credit Corp.	0.356%	6/13/16	6,000	6,000
	Wal-Mart Stores Inc.	1.500%	10/25/15	1,035	1,036
Total Corporate Bonds (Cost $16,451)					16,451
Taxable Municipal Bonds (0.8%)
[6,7] BlackRock Municipal Bond Trust TOB VRDO		0.150%	10/1/15	285	285
[6,7] BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.150%	10/1/15	300	300
[6,7] BlackRock Municipal Income Trust II TOB
	VRDO	0.150%	10/1/15	1,000	1,000
[6,7] BlackRock Municipal Income Trust TOB VRDO		0.150%	10/1/15	1,650	1,650
[6,7] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.150%	10/1/15	330	330
[6,7] BlackRock MuniHoldings Fund, Inc. TOB VRDO		0.150%	10/1/15	195	195
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.150%	10/1/15	1,550	1,550
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.150%	10/1/15	390	390
[6,7] BlackRock MuniVest Fund II, Inc. TOB VRDO		0.150%	10/1/15	1,000	1,000
[6,7] BlackRock MuniVest Fund, Inc. TOB VRDO		0.150%	10/1/15	1,000	1,000
[6,7] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.150%	10/1/15	1,000	1,000
[6,7] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.150%	10/1/15	380	380
[6,7] BlackRock Strategic Municipal Trust TOB VRDO		0.150%	10/1/15	200	200
[6,7] Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.180%	10/7/15	145	145
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.180%	10/7/15	100	100
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.180%	10/7/15	100	100
Total Taxable Municipal Bonds (Cost $9,625)					9,625

Total Investments (99.1%) (Cost $1,199,371)					1,199,371
Net Assets (100%)					1,210,688

Vanguard Money Market Portfolio

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At September 30, 2015, the aggregate value of these securities was $250,437,000, representing 20.7% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate value of these securities was $52,511,000, representing 4.3% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2015, 100% of the market value of the portfolio's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments
As of September 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (12.7%)
U.S. Government Securities (12.6%)
	United States Treasury Note/Bond	0.250%	12/31/15	9,300	9,304
	United States Treasury Note/Bond	2.125%	12/31/15	4,500	4,522
	United States Treasury Note/Bond	0.375%	3/15/16	4,500	4,505
	United States Treasury Note/Bond	1.750%	5/31/16	4,200	4,242
	United States Treasury Note/Bond	0.625%	7/15/16	7,200	7,218
	United States Treasury Note/Bond	0.625%	8/15/16	11,600	11,627
	United States Treasury Note/Bond	1.000%	8/31/16	8,100	8,146
	United States Treasury Note/Bond	0.875%	9/15/16	2,300	2,311
	United States Treasury Note/Bond	0.500%	9/30/16	50	50
	United States Treasury Note/Bond	0.625%	10/15/16	6,800	6,816
	United States Treasury Note/Bond	0.375%	10/31/16	3,850	3,849
	United States Treasury Note/Bond	1.000%	10/31/16	20,200	20,326
	United States Treasury Note/Bond	0.875%	11/30/16	4,900	4,925
1	United States Treasury Note/Bond	0.625%	12/15/16	9,100	9,120
2,3	United States Treasury Note/Bond	0.875%	11/15/17	13,500	13,551
	United States Treasury Note/Bond	0.875%	1/15/18	6,000	6,017
	United States Treasury Note/Bond	0.750%	3/31/18	1,100	1,098
	United States Treasury Note/Bond	0.750%	4/15/18	1,000	999
2	United States Treasury Note/Bond	0.875%	7/15/18	8,100	8,101
	United States Treasury Note/Bond	1.000%	8/15/18	14,200	14,240
	United States Treasury Note/Bond	1.000%	9/15/18	8,250	8,271
	United States Treasury Note/Bond	1.250%	10/31/18	15,500	15,633
					164,871
Conventional Mortgage-Backed Securities (0.0%)
4,5	Fannie Mae Pool	6.000%	12/1/16	8	9
4,5	Fannie Mae Pool	6.500%	9/1/16	6	7
4,5	Freddie Mac Gold Pool	6.000%	4/1/17	9	9
					25
Nonconventional Mortgage-Backed Securities (0.1%)
4,5,6Fannie Mae Pool		2.125%	12/1/32	11	11
4,5,6Fannie Mae Pool		2.330%	9/1/32	8	9
4,5,6Fannie Mae Pool		2.340%	9/1/32	1	1
4,5,6Fannie Mae Pool		2.357%	2/1/37	35	38
4,5,6Fannie Mae Pool		2.375%	6/1/33	81	85
4,5,6Fannie Mae Pool		2.435%	7/1/32	9	9
4,5,6Fannie Mae Pool		2.460%	5/1/33	71	75
4,5,6Fannie Mae Pool		2.535%	8/1/33	117	122
4,5,6Fannie Mae Pool		2.550%	7/1/33	172	178
4,5,6Fannie Mae Pool		2.581%	8/1/37	15	15
4,5,6Fannie Mae Pool		2.625%	5/1/33	17	18
4,5,6Freddie Mac Non Gold Pool		2.379%	9/1/32	3	3
4,5,6Freddie Mac Non Gold Pool		2.393%	9/1/32	23	24
4,5,6Freddie Mac Non Gold Pool		2.461%	10/1/32	16	17
4,5,6Freddie Mac Non Gold Pool		2.500%	8/1/37	56	60
4,5,6Freddie Mac Non Gold Pool		2.551%	1/1/33	13	14
4,5,6Freddie Mac Non Gold Pool		2.586%	2/1/33	15	15

4,5,6Freddie Mac Non Gold Pool		2.711%	8/1/33	24	26
					720
Total U.S. Government and Agency Obligations (Cost $165,263)					165,616
Asset-Backed/Commercial Mortgage-Backed Securities (20.0%)
5	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	245	246
5	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	280	283
5	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	100	101
5	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,050	2,059
5	Ally Master Owner Trust Series 2014-1	0.677%	1/15/19	250	250
5	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	450	451
5	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	270	271
5	American Express Credit Account Secured
	Note Trust 2008-2	1.467%	9/15/20	207	212
5	American Express Credit Account Secured
	Note Trust 2012-4	0.757%	5/15/20	700	699
5,7	American Homes 4 Rent 2014-SFR1	1.250%	6/17/31	127	127
5,7	American Homes 4 Rent 2014-SFR1	1.600%	6/17/31	110	108
5,7	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	296	302
5,7	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	80	82
5,7	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	434	441
5,7	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	377	376
5,7	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	180	182
5,7	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	100	101
5,7	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	455	511
5,7	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	275	323
5	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	80	80
5	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	300	301
5	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	400	405
5	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	500	509
5	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	80	81
5	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	110	112
5	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	155	157
5	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	175	178
5	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	100	101
5	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	280	281
5	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	650	653
5	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	170	171
5	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	290	293
5	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	200	203
5,7	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	280	283
5,7	Applebee's Funding LLC/IHOP Funding LLC
	2014-1	4.277%	9/5/44	270	276

5,7	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	160	161
5,7	ARL Second LLC 2014-1A	2.920%	6/15/44	239	242
5,6,7Arran Residential Mortgages Funding 2011-1
	plc	1.783%	11/19/47	108	108
5,7	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	480	513
5,7	Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	360	362
5,7	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	500	515
5,7	Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	730	740
5,7	Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	650	661
5,7	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	125	125
5	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	509	523
5	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	517	533
5	Banc of America Commercial Mortgage Trust
	2007-2	5.733%	4/10/49	793	828
5	Banc of America Commercial Mortgage Trust
	2008-1	6.380%	2/10/51	1,373	1,481
5	Banc of America Commercial Mortgage Trust
	2008-1	6.424%	2/10/51	131	141
5	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	220	231
5	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.367%	9/15/48	65	67
5	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.367%	9/15/48	40	39
5,8	Banc of America Funding 2006-H Trust	2.834%	9/20/46	469	384
5	Bank of America Mortgage 2002-J Trust	3.731%	9/25/32	1	1
5,6,7Bank of America Student Loan Trust 2010-1A		1.095%	2/25/43	603	595
	Bank of Nova Scotia	1.850%	4/14/20	460	459
5,7	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	315	320
5,8	Bear Stearns ARM Trust 2006-4	2.578%	10/25/36	660	568
5,8	Bear Stearns ARM Trust 2007-3	2.795%	5/25/47	537	448
5	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	526	541
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.895%	6/11/40	555	586
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	1,959	2,084
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	907	970
5,7	BMW Floorplan Master Owner Trust 2015-1A	0.707%	7/15/20	1,145	1,142
5,6	Brazos Higher Education Authority Inc. Series
	2005-3	0.525%	6/25/26	350	344
5,6	Brazos Higher Education Authority Inc. Series
	2010-1	1.229%	5/25/29	477	478
5,6	Brazos Higher Education Authority Inc. Series
	2011-1	1.129%	2/25/30	681	677
5	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	220	224
5	Cabela's Credit Card Master Note Trust 2015-
	2A	0.877%	7/17/23	600	600

5,7	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	142	144
5,7	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	263	266
7	Canadian Imperial Bank of Commerce	2.250%	7/21/20	530	537
5	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	150	150
5	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	130	130
5	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	315	323
5	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	545	548
5	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	370	373
5	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	330	335
5	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	290	295
5	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	300	301
5	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	150	151
5	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	100	102
5	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	100	102
5	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	530	533
5	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	520	524
5	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	150	151
5	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	170	172
5,6	Capital One Multi-asset Execution Trust 2007-
	A5	0.247%	7/15/20	91	90
5	Capital One Multi-Asset Execution Trust 2014-
	A3	0.587%	1/18/22	935	934
5	Capital One Multi-asset Execution Trust 2015-
	A4	2.750%	5/15/25	1,450	1,493
5	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	140	142
5	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	85	86
5	Carmax Auto Owner Trust 2014-1	1.690%	8/15/19	50	50
5	Carmax Auto Owner Trust 2014-1	1.930%	11/15/19	100	101
5	Carmax Auto Owner Trust 2015-1	1.830%	7/15/20	70	71
5	Carmax Auto Owner Trust 2015-2	3.040%	11/15/21	140	142
5	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	280	284
5	Carmax Auto Owner Trust 2015-3	2.280%	4/15/21	107	108
5	Carmax Auto Owner Trust 2015-3	2.680%	6/15/21	150	152
5	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	700	713
5,7	CFCRE Commercial Mortgage Trust 2011-C1	5.722%	4/15/44	36	41
5,7	CFCRE Commercial Mortgage Trust 2011-C2	5.760%	12/15/47	390	458
5,6	Chase Issuance Trust 2007-C1	0.667%	4/15/19	800	796
5	CHL Mortgage Pass-Through Trust 2003-
	HYB3	2.582%	11/19/33	31	29
5,8	CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.444%	3/20/36	328	283
5,8	CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.596%	2/25/47	361	312
5,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	100	100
5,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	115	115
5,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	125	126
5,7	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	240	242
5,7	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	372	372
5,6	Citibank Credit Card Issuance Trust 2008-A7	1.591%	5/20/20	1,500	1,539
5	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	200	210
5	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,240	2,286

5	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	150	155
5,7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	52	55
5	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	115	116
5	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	150	153
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	565	587
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	200	215
5,7	Citigroup Commercial Mortgage Trust 2014-
	388G	0.957%	6/15/33	500	496
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	40	43
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	270	284
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	710	757
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	140	147
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	250	263
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	90	93
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.604%	7/10/47	153	155
5	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	370	379
5	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	840	877
5	Citigroup Commercial Mortgage Trust 2015-
	GC27	2.944%	2/10/48	180	183
5	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	480	479
5	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	815	857
5	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	890	917
5	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.571%	9/10/58	195	201
5	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.571%	9/10/58	100	97
5,8	Citigroup Mortgage Loan Trust 2007-AR8	2.808%	7/25/37	252	233
5,7	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	553	573
5,7	CLI Funding V LLC 2013-1A	2.830%	3/18/28	495	496
5	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	554	579
5,7	Colony American Homes 2014-1	1.400%	5/17/31	291	287
5,7	Colony American Homes 2014-1	1.600%	5/17/31	395	388
5,7	Colony American Homes 2015-1	1.407%	7/17/32	270	266
5,7	Colony American Homes Single-Family Rental
	Pass-Through Certificates 2014-2	1.557%	7/17/31	350	343
5	COMM 15-CR22 Mortgage Trust	3.309%	3/10/48	685	696
5	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	527	544
5	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	860	884

5	COMM 2007-C9 Mortgage Trust	5.989%	12/10/49	590	626
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	77
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	106
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	260	264
5	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	70
5	COMM 2012-CR3 Mortgage Trust	2.822%	10/15/45	505	511
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	270	293
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	1,047	1,150
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	350	372
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	870	947
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	610	670
5	COMM 2013-CCRE13 Mortgage Trust	4.912%	12/10/23	110	121
5	COMM 2013-CCRE13 Mortgage Trust	4.912%	12/10/23	200	210
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,165	1,229
5	COMM 2013-CCRE9 Mortgage Trust	4.376%	7/10/45	635	700
5,7	COMM 2013-CCRE9 Mortgage Trust	4.400%	7/10/45	250	271
5	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	550	567
5	COMM 2013-CCRE9 Mortgage Trust	3.795%	8/10/46	250	269
5,7	COMM 2013-CR9 Mortgage Trust	4.400%	7/10/45	200	204
5	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	520	539
5,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	250	270
5	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	315	346
5,7	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	435	478
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	100	102
5,7	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	110	111
5,7	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	910	951
5	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	130	140
5	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	300	311
5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	390	422
5	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	250	273
5	COMM 2014-CCRE15 Mortgage Trust	4.868%	2/10/47	150	165
5	COMM 2014-CR14 Mortgage Trust	4.236%	2/10/47	240	263
5	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	820	882
5	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	650	695
5	COMM 2014-CR17 Mortgage Trust	4.896%	5/10/47	80	84
5	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	300	317
5	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	655	692
5	COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	550	573
5	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	465	495
5	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	90	92
5	COMM 2015-CR24 Mortgage Trust	3.445%	8/10/55	200	210
5	COMM 2015-CR24 Mortgage Trust	3.696%	8/10/55	600	628
5	COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	1,180	1,235
5	COMM 2015-CR26 Mortgage Trust	3.788%	10/10/48	970	999
5	Commercial Mortgage Trust 2006-GG7	6.014%	7/10/38	326	328
7	Commonwealth Bank of Australia	2.000%	6/18/19	600	606
7	Commonwealth Bank of Australia	2.125%	7/22/20	750	755
5,7	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	1,040	1,056
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.998%	6/15/38	477	483
5	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.270%	2/15/41	790	859
5	CSAIL Commercial Mortgage Trust 2015-C2	3.504%	6/15/57	1,000	1,030
5	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	1,040	1,088
5	CSAIL Commercial Mortgage Trust 2015-C3	4.258%	8/15/48	220	224
5	CSAIL Commercial Mortgage Trust 2015-C3	4.508%	8/15/48	240	234
5,7	DB Master Finance LL 2015-1	3.262%	2/20/45	217	218

5	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	2,700	2,710
5	Discover Card Execution Note Trust 2013-A1	0.507%	8/17/20	1,020	1,017
5	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	1,400	1,429
5,7	Drive Auto Receivables Trust 2015-A	2.280%	6/17/19	380	381
5,7	Drive Auto Receivables Trust 2015-A	3.060%	5/17/21	190	191
5,7	Drive Auto Receivables Trust 2015-A	4.120%	6/15/22	140	140
5,7	Drive Auto Receivables Trust 2015-B	1.300%	6/15/18	160	160
5,7	Drive Auto Receivables Trust 2015-BA	2.120%	6/17/19	180	180
5,7	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	420	421
5,7	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	250	252
5,7	Drive Auto Receivables Trust 2015-C	2.230%	9/16/19	345	344
5,7	Drive Auto Receivables Trust 2015-C	3.010%	5/17/21	515	513
5,7	Drive Auto Receivables Trust 2015-C	4.200%	9/15/21	380	378
5,7	Drive Auto Receivables Trust 2015-DA	1.590%	12/17/18	680	680
5,7	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	750	750
5,7	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	750	750
5,7	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	750	750
5,7	Edsouth Indenture No 5 LLC 2015-1	0.994%	10/25/56	858	848
5,7	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	186	186
5,7	Enterprise Fleet Financing LLC Series 2015-1	1.740%	9/20/20	140	141
5,7	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	600	607
5	Fannie Mae Connecticut Avenue Securities
	2015-C01	1.694%	2/25/25	101	100
5	Fannie Mae Connecticut Avenue Securities
	2015-C01	1.694%	2/25/25	93	93
5	Fannie Mae Connecticut Avenue Securities
	2015-C02	1.344%	5/25/25	137	136
5	Fannie Mae Connecticut Avenue Securities
	2015-C02	1.394%	5/25/25	255	255
5	Fannie Mae Connecticut Avenue Securities
	2015-C03	1.694%	7/25/25	341	340
5	Fannie Mae Connecticut Avenue Securities
	2015-C03	1.694%	7/25/25	431	432
5,8	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.051%	11/25/36	255	224
8	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.564%	1/25/37	547	481
5	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	63	63
5	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	350	350
5	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	540	541
5	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	200	200
5	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	100	101
5	Ford Credit Auto Owner Trust 2013-D	1.540%	3/15/19	300	301
5	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	310	312
5,7	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	630	640
5,7	Ford Credit Auto Owner Trust 2014-1	2.410%	11/15/25	160	163
5,7	Ford Credit Auto Owner Trust 2014-2	2.310%	4/15/26	630	640
5,7	Ford Credit Auto Owner Trust 2014-2	2.510%	4/15/26	140	143
5,7	Ford Credit Auto Owner Trust 2015-1	2.120%	7/15/26	510	514
5,7	Ford Credit Auto Owner Trust 2015-2	2.440%	1/15/27	1,500	1,527
5	Ford Credit Auto Owner Trust 2015-B	2.040%	10/15/20	310	314
5	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	295	297
5	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	135	136
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	700	708
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	2,722	2,733

5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	200	201
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	200	202
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	640	640
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	240	240
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	150	152
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	150	152
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	60	61
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	200	200
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	100	101
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.707%	2/15/21	130	129
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	1,680	1,685
5	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	273	273
5	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	1,850	1,872
5	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2015-HQA1	1.444%	3/25/28	265	265
5,7	FRS I LLC 2013-1A	1.800%	4/15/43	107	106
5,7	FRS I LLC 2013-1A	3.080%	4/15/43	490	494
5	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.207%	5/15/19	1,200	1,202
5	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	2,000	2,042
5	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	1,560	1,565
5,6	GE Dealer Floorplan Master Note Trust Series
	2012-2	0.966%	4/22/19	900	901
5	GE Dealer Floorplan Master Note Trust Series
	2012-4	0.656%	10/20/17	600	600
5	GE Dealer Floorplan Master Note Trust Series
	2015-2	0.866%	1/20/22	170	169
5,7	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	300	302
5	GM Financial Leasing Trust 2015-1	1.730%	6/20/19	150	151
5	GM Financial Leasing Trust 2015-2	2.420%	7/22/19	140	142
5	GM Financial Leasing Trust 2015-2	2.990%	7/22/19	120	121
5	GMACM Mortgage Loan Trust 2005-AR6	2.865%	11/19/35	100	93
5,7	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	1,450	1,447
5,7	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	150	150
5,7	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	1,835	1,849
5,7	Golden Credit Card Trust 2015-1A	0.647%	2/15/20	1,200	1,199
5,7	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	1,345	1,351
5,7	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	500	523
5,6	Granite Master Issuer plc Series 2007-1	0.356%	12/20/54	66	66
5,6	Granite Master Issuer plc Series 2007-2	0.287%	12/17/54	22	22
5,7	Great America Leasing Receivables 2013-1	1.160%	5/15/18	300	300
5,7	Great America Leasing Receivables 2015-1	2.020%	6/21/21	120	121

5,7	GS Mortgage Securities Trust 2010-C2	5.359%	12/10/43	100	111
5,7	GS Mortgage Securities Trust 2011-GC3	5.737%	3/10/44	70	79
5,7	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	790	830
5,7	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	860	866
5,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	28
5	GS Mortgage Securities Trust 2013-GC13	4.172%	7/10/46	525	574
5,7	GS Mortgage Securities Trust 2013-GC13	4.205%	7/10/46	140	142
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	225	230
5	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	200	207
5	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	470	491
5	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	200	214
5	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	1,000	1,098
5	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	575	619
5	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	990	1,058
5	GS Mortgage Securities Trust 2014-GC24	4.640%	9/10/47	230	244
5	GS Mortgage Securities Trust 2014-GC24	4.661%	9/10/47	330	330
5	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	350	366
5	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	170	173
5	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	400	409
5	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	370	390
5	GS Mortgage Securities Trust 2015-GC32	4.550%	7/10/48	155	161
5	GS Mortgage Securities Trust 2015-GC32	4.560%	7/10/48	70	69
7	GTP Acquisition Partners I LLC	3.482%	6/16/25	630	634
5,7	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	1,042	1,048
5,7	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	1,330	1,361
5,7	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	1,500	1,505
5,7	Hertz Vehicle Financing LLC 2015-3	2.670%	9/25/21	400	400
5,7	Hilton USA Trust 2013-HLT	2.662%	11/5/30	380	380
5,7	Hilton USA Trust 2013-HLT	3.367%	11/5/30	395	397
5,7	Hilton USA Trust 2013-HLT	3.714%	11/5/30	180	180
5	Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	370	372
5,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	770	767
5,7	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	200	200
5,7	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	250	250
5,7	Hyundai Auto Lease Securitization Trust
	2015-A	1.650%	8/15/19	370	373
5,7	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	500	504
5,7	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	375	378
5	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	200	201
5	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	160	161
5	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	250	254
5	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	150	152
5	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	130	133
5	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	200	201
5	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	140	142
5	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	250	252
5	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	90	91
5	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	210	212
5,7	Hyundai Floorplan Master Owner Trust Series
	2013-1	0.857%	5/15/18	150	150
5,7	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	412	417
6	Illinois Student Assistance Commission Series
	2010-1	1.345%	4/25/22	371	372

5,7	Invitation Homes 2014-SFR1 Trust	1.707%	6/17/31	610	601
5,7	Invitation Homes 2014-SFR2 Trust	1.307%	9/17/31	290	285
5,7	Invitation Homes 2014-SFR2 Trust	1.807%	9/17/31	220	217
5,7	Invitation Homes 2015-SFR2 Trust	1.557%	6/17/32	196	194
5,7	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	350	357
5	John Deere Owner Trust 2015-B	1.780%	6/15/22	90	91
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	645	652
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	6.100%	4/15/45	458	469
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	119	125
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	1,027	1,090
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	895	932
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	641	682
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	120	126
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	75	78
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	70	75
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.684%	11/15/43	170	184
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.684%	11/15/43	150	164
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	440	467
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	625	693
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	70	76
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.500%	8/15/46	100	115
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	420	445
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	440	447
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	100	103
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	650	705
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	150	154
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	950	963
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	340	367
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	280	297
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	30	32
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	300	328

5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	400	437
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.111%	12/15/46	550	604
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.176%	12/15/46	270	284
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	1.855%	4/15/46	115	116
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	345	350
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	420	445
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.161%	7/15/45	180	192
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	360	384
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	230	251
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	350	363
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	100	106
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	800	871
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.927%	11/15/45	430	469
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	5.251%	11/15/45	340	362
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	485	530
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	450	487
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	300	325
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.970%	2/15/47	300	325
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.970%	2/15/47	150	154
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	220	231
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	300	314
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	960	991
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.551%	7/15/48	580	596
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	210	221
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	1,010	1,066
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	385	406
5 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	270	285
Kentucky Higher Education Student Loan
Corp. 2013-2	0.797%	9/1/28	260	258

5,7	Ladder Capital Commercial Mortgage 2013-
	GCP Mortgage Trust	3.388%	5/15/31	450	472
5,7	Lanark Master Issuer plc 2012-2A	1.729%	12/22/54	491	492
5,7	Lanark Master Issuer plc 2013-1A	0.829%	12/22/54	288	288
5	LB-UBS Commercial Mortgage Trust 2006-C3	5.641%	3/15/39	1,269	1,275
5	LB-UBS Commercial Mortgage Trust 2006-C4	6.029%	6/15/38	243	247
5	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	509	523
5	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	235	242
5	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	577	606
5	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	747	806
5,7	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	79	79
5,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	295	320
5,7	Master Credit Card Trust 2012-2A	1.970%	4/21/17	100	100
5,7	Master Credit Card Trust 2013-3A	2.280%	1/22/18	100	100
5	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.202%	4/25/34	38	35
5,6	MBNA Credit Card Master Note Trust 2004-
	A3	0.467%	8/16/21	2,205	2,193
5	Mercedes-Benz Auto Receivables Trust 2015-
	1	1.750%	12/15/21	520	526
5,7	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	870	870
5,7	Mercedes-Benz Master Owner Trust 2015-B	0.587%	4/15/20	250	249
5	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	2.034%	2/25/33	62	60
5	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	2.712%	7/25/33	18	18
5	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	219	224
5	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	193	205
5,7	Miramax LLC 2014-1A	3.340%	7/20/26	99	100
5	ML-CFC Commercial Mortgage Trust 2006-2	6.060%	6/12/46	203	207
5	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	134	134
5,7	MMAF Equipment Finance LLC 2009-A	3.510%	1/15/30	44	44
5,7	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	319	320
5,7	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	700	715
5,7	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	370	374
5,7	MMAF Equipment Finance LLC 2015-Aa	2.490%	2/19/36	800	818
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	500	517
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	50	53
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	140	142
5,7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-CKSV	3.277%	10/15/30	815	816
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.218%	7/15/46	650	708
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	225	234
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	270	292
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.362%	8/15/46	1,080	1,183
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	190	203
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	200	216

5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	130	131
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	60	61
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	595	607
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	450	486
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	450	488
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	120	129
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	880	936
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	230	244
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.486%	6/15/47	300	320
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.919%	6/15/47	300	316
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	3.741%	8/15/47	370	389
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	4.011%	8/15/47	130	137
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	450	480
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.326%	12/15/47	310	322
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.526%	12/15/47	140	145
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.069%	2/15/48	175	179
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.249%	2/15/48	165	167
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	4/15/48	575	584
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.719%	7/15/50	880	921
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.479%	5/15/48	420	432
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.732%	5/15/48	915	958
5	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	1,236	1,266
5	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	262	271
5	Morgan Stanley Capital I Trust 2007-IQ15	6.114%	6/11/49	740	781
5	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	1,112	1,180
5	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	380	395
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	63
5,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	405	416
5,7	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	675	712
5,7	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	600	625
5,7	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	760	787
5	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.247%	6/25/36	228	204
5	Navient Student Loan Trust 2014-1	0.945%	2/25/39	140	132
5	Navient Student Loan Trust 2015-1	0.794%	4/25/40	140	135
5	Navient Student Loan Trust 2015-3	0.844%	6/26/56	560	559

5	New Mexico Educational Assistance
	Foundation 2013-1	0.897%	1/2/25	426	409
5	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	130	131
5	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	190	192
5	Nissan Master Owner Trust Receivables
	Series 2013-A	0.507%	2/15/18	525	525
5	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	160	161
6	North Carolina State Education Assistance
	Authority 2011-1	1.181%	1/26/26	430	429
5	North Carolina State Education Assistance
	Authority 2011-2	1.076%	7/25/25	127	126
5,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	225	253
5,7	PFS Financing Corp. 2014-AA	0.807%	2/15/19	100	100
5,7	PFS Financing Corp. 2015-AA	0.827%	4/15/20	250	249
5,7	Porsche Innovative Lease Owner Trust 2015-
	1	1.430%	5/21/21	340	342
5,7	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	180	178
5,7	Resimac MBS Trust 2014-1A	1.036%	12/12/45	515	514
5,8	RFMSI Series 2006-SA2 Trust	3.598%	8/25/36	523	465
5,8	RFMSI Series 2006-SA3 Trust	3.797%	9/25/36	157	137
	Royal Bank of Canada	1.875%	2/5/20	600	600
5	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	600	603
5	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	248	249
5	Santander Drive Auto Receivables Trust
	2015-3	1.490%	6/17/19	365	366
5	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	355	361
5	Santander Drive Auto Receivables Trust
	2015-4	1.580%	9/16/19	520	521
5	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	600	603
5	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	600	604
5,7	Silver Bay Realty 2014-1 Trust	1.207%	9/17/31	256	251
5,7	Silver Bay Realty 2014-1 Trust	1.657%	9/17/31	160	157
5,6	SLM Student Loan Trust 2005-5	0.395%	4/25/25	1,072	1,052
5,6	SLM Student Loan Trust 2005-9	0.415%	1/27/25	545	542
5,6	SLM Student Loan Trust 2006-5	0.405%	1/25/27	500	486
5,6	SLM Student Loan Trust 2006-6	0.405%	10/27/25	800	786
5,6	SLM Student Loan Trust 2007-1	0.385%	1/26/26	1,575	1,497
5,6,7SLM Student Loan Trust 2011-A		1.207%	10/15/24	101	101
5,7	SLM Student Loan Trust 2011-A	4.370%	4/17/28	300	316
5,7	SLM Student Loan Trust 2011-B	3.740%	2/15/29	1,400	1,461
5,6,7SLM Student Loan Trust 2011-C		1.607%	12/15/23	64	64
5,7	SLM Student Loan Trust 2011-C	4.540%	10/17/44	637	680
5,6,7SLM Student Loan Trust 2012-B		1.307%	12/15/21	16	16
5,7	SLM Student Loan Trust 2012-B	3.480%	10/15/30	450	462
5,7	SLM Student Loan Trust 2012-E	0.957%	10/16/23	214	213
5,7	SLM Student Loan Trust 2013-1	1.257%	5/17/27	600	599
5,7	SLM Student Loan Trust 2013-1	2.500%	3/15/47	200	196
5	SLM Student Loan Trust 2013-6	0.844%	6/26/28	800	792
5,7	SLM Student Loan Trust 2013-B	1.850%	6/17/30	250	250
5,7	SLM Student Loan Trust 2013-B	3.000%	5/16/44	300	301
5,7	SLM Student Loan Trust 2013-C	3.500%	6/15/44	140	143

5,7	SLM Student Loan Trust 2014-A	2.590%	1/15/26	100	101
5,7	SLM Student Loan Trust 2014-A	3.500%	11/15/44	100	101
5	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	153	153
5	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	200	200
5	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	450	449
5,7	Sonic Capital LLC 2011-1A	5.438%	5/20/41	310	325
5,6	South Carolina Student Loan Corp. Revenue
	2010-1	1.295%	7/25/25	497	500
5,7	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	560	557
7	Stadshypotek AB	1.750%	4/9/20	873	867
5,7	SWAY Residential 2014-1 Trust	1.507%	1/17/32	397	392
5	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	360	368
5	Synchrony Credit Card Master Note Trust
	2015-3	2.380%	9/15/23	1,340	1,340
5,7	Tidewater Auto Receivables Trust 2014-AA	1.400%	7/15/18	100	100
5,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	540	560
7	Toronto-Dominion Bank	1.950%	4/2/20	865	869
5,7	Trade MAPS 1 Ltd. 2013-1A	0.903%	12/10/18	720	721
5,7	Trade MAPS 1 Ltd. 2013-1A	1.453%	12/10/18	135	135
5,7	Trade MAPS 1 Ltd. 2013-1A	2.453%	12/10/18	75	75
5,7	Trafigura Securitisation Finance plc 2014-1A	1.157%	10/15/21	510	509
5	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	30	32
5,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	595	617
5	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	220	222
5,7	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	290	293
5,7	VNO 2013-PENN Mortgage Trust	3.808%	12/13/29	270	286
5,7	VNO 2013-PENN Mortgage Trust	4.079%	12/13/29	80	86
5,7	VNO 2013-PENN Mortgage Trust	4.079%	12/13/29	60	64
5,7	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	1,000	1,004
5,7	Volvo Financial Equipment LLC Series 2015-
	1A	1.910%	1/15/20	220	222
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	205	210
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	943	972
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	774	801
5	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18	2.519%	1/25/33	13	13
5	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7	2.415%	8/25/33	20	20
5	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9	2.520%	9/25/33	26	26
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	705	717
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	42
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	185	200
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	755	827
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.435%	7/15/46	110	120

5	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	500	524
5	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	1,100	1,166
5	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	200	211
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	350	365
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	220	219
5	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.244%	12/15/47	690	712
5	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	290	294
5	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	365	366
5	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	180	181
5	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.278%	2/15/48	170	176
5	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	670	687
5	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	100	104
5	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	830	863
5	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.365%	6/15/48	270	257
5	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	750	766
5	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	420	438
5	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	350	366
5	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.646%	9/15/58	120	117
5	Wells Fargo Commercial Mortgage Trust
	2015-Lc22	3.839%	9/15/58	790	832
5	Wells Fargo Commercial Mortgage Trust
	2015-Lc22	4.207%	9/15/58	275	290
5	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.538%	9/15/58	80	84
5	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.538%	9/15/58	195	190
5	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	12/15/47	190	199
5	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	12/15/47	1,000	1,050
5,8	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	2.724%	10/25/36	444	414
5,7	Wendys Funding LLC 2015-1	4.080%	6/15/45	400	403
7	Westpac Banking Corp.	2.000%	3/3/20	500	502
5,7	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	960	1,001
5,7	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	270	296
5	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	265	268
5	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	270	283

5 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	135	145
5 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	100	102
5 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	570	577
5 WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	70	72
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	50	51
5 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	480	513
5 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	65	71
5 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	350	388
5 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	85	90
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	230	249
5 WFRBS Commercial Mortgage Trust 2013-
C18	3.676%	12/15/46	160	171
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	605	660
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.826%	12/15/46	140	152
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	480	520
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	503	533
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	520	559
5 WFRBS Commercial Mortgage Trust 2014-
C20	4.513%	5/15/47	90	90
5 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	735	770
5 WFRBS Commercial Mortgage Trust 2014-
C21	3.891%	8/15/47	170	178
5 WFRBS Commercial Mortgage Trust 2014-
C21	4.234%	8/15/47	300	293
5 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	200	213
5 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	325	338
5 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	35	37
5 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	600	647
5 World Financial Network Credit Card Master
Note Trust Series 2013-A	1.610%	12/15/21	470	473
5 World Financial Network Credit Card Master
Note Trust Series 2015-A	0.687%	2/15/22	510	509
5 World Omni Automobile Lease Securitization
Trust 2015-A	1.730%	12/15/20	155	156
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $260,494)				262,419
Corporate Bonds (59.9%)
Finance (28.1%)
Banking (22.7%)
Abbey National Treasury Services plc	4.000%	4/27/16	845	860
Abbey National Treasury Services plc	1.375%	3/13/17	2,245	2,245
Abbey National Treasury Services plc	1.650%	9/29/17	125	126

Abbey National Treasury Services plc	3.050%	8/23/18	1,130	1,167
Abbey National Treasury Services plc	2.000%	8/24/18	683	686
Abbey National Treasury Services plc	2.350%	9/10/19	215	217
Abbey National Treasury Services plc	2.375%	3/16/20	1,855	1,863
7 ABN AMRO Bank NV	1.800%	6/4/18	675	676
American Express Centurion Bank	6.000%	9/13/17	1,650	1,787
American Express Co.	6.150%	8/28/17	490	531
American Express Co.	7.000%	3/19/18	535	601
American Express Credit Corp.	2.800%	9/19/16	1,480	1,506
American Express Credit Corp.	2.375%	3/24/17	790	802
American Express Credit Corp.	1.550%	9/22/17	280	280
American Express Credit Corp.	2.125%	3/18/19	236	237
American Express Credit Corp.	2.250%	8/15/19	602	604
American Express Credit Corp.	2.375%	5/26/20	800	801
American Express Credit Corp.	2.600%	9/14/20	458	460
7 ANZ New Zealand International Ltd.	1.750%	3/29/18	695	695
7 Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	900	910
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	1,100	1,111
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	400	398
7 Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	935	935
7 Banco Votorantim SA	5.250%	2/11/16	280	280
Bank of America Corp.	3.625%	3/17/16	725	735
Bank of America Corp.	6.050%	5/16/16	810	833
Bank of America Corp.	3.750%	7/12/16	1,270	1,295
Bank of America Corp.	6.500%	8/1/16	1,790	1,870
Bank of America Corp.	5.420%	3/15/17	485	509
Bank of America Corp.	5.700%	5/2/17	162	171
Bank of America Corp.	6.400%	8/28/17	391	424
Bank of America Corp.	6.000%	9/1/17	1,040	1,120
Bank of America Corp.	5.750%	12/1/17	1,558	1,683
Bank of America Corp.	2.000%	1/11/18	1,230	1,237
Bank of America Corp.	6.875%	4/25/18	1,160	1,297
Bank of America Corp.	5.650%	5/1/18	391	426
Bank of America Corp.	1.950%	5/12/18	700	702
Bank of America Corp.	2.600%	1/15/19	2,815	2,845
Bank of America Corp.	2.250%	4/21/20	370	364
Bank of America NA	1.125%	11/14/16	1,900	1,901
Bank of America NA	1.250%	2/14/17	500	500
Bank of America NA	5.300%	3/15/17	240	252
Bank of America NA	6.100%	6/15/17	160	171
Bank of America NA	1.650%	3/26/18	1,685	1,684
Bank of America NA	1.750%	6/5/18	1,160	1,156
Bank of Montreal	2.500%	1/11/17	440	448
Bank of Montreal	1.300%	7/14/17	450	451
Bank of Montreal	1.400%	9/11/17	885	888
Bank of Montreal	1.450%	4/9/18	250	249
Bank of Montreal	1.400%	4/10/18	745	740
Bank of Montreal	1.800%	7/31/18	875	878
Bank of New York Mellon Corp.	2.300%	7/28/16	290	294
Bank of New York Mellon Corp.	2.400%	1/17/17	710	721
Bank of New York Mellon Corp.	1.969%	6/20/17	200	202
Bank of New York Mellon Corp.	2.100%	1/15/19	81	82
Bank of New York Mellon Corp.	2.200%	5/15/19	1,060	1,069
Bank of New York Mellon Corp.	2.300%	9/11/19	710	717
Bank of New York Mellon Corp.	2.150%	2/24/20	500	500
Bank of New York Mellon Corp.	2.600%	8/17/20	461	467
Bank of Nova Scotia	1.375%	7/15/16	960	965

Bank of Nova Scotia	2.550%	1/12/17	2,187	2,227
Bank of Nova Scotia	1.250%	4/11/17	235	235
Bank of Nova Scotia	1.300%	7/21/17	519	520
Bank of Nova Scotia	1.375%	12/18/17	720	719
Bank of Nova Scotia	1.450%	4/25/18	1,120	1,114
Bank of Nova Scotia	1.700%	6/11/18	760	759
Bank of Nova Scotia	2.050%	10/30/18	1,780	1,797
Bank of Nova Scotia	2.050%	6/5/19	220	221
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.150%	9/14/18	800	805
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	250	250
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	925	922
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	692	699
Barclays Bank plc	5.000%	9/22/16	405	420
Barclays Bank plc	2.500%	2/20/19	1,600	1,627
Barclays plc	2.750%	11/8/19	1,335	1,347
Barclays plc	2.875%	6/8/20	580	581
BB&T Corp.	3.200%	3/15/16	403	407
BB&T Corp.	2.150%	3/22/17	1,590	1,611
BB&T Corp.	4.900%	6/30/17	250	264
BB&T Corp.	1.600%	8/15/17	180	181
BB&T Corp.	2.050%	6/19/18	430	434
BB&T Corp.	2.450%	1/15/20	585	589
Bear Stearns Cos. LLC	5.300%	10/30/15	585	587
Bear Stearns Cos. LLC	5.550%	1/22/17	550	578
Bear Stearns Cos. LLC	6.400%	10/2/17	945	1,030
Bear Stearns Cos. LLC	7.250%	2/1/18	710	795
BNP Paribas SA	1.375%	3/17/17	1,100	1,101
BNP Paribas SA	2.375%	9/14/17	2,693	2,737
BNP Paribas SA	2.700%	8/20/18	1,665	1,703
BPCE SA	1.625%	2/10/17	987	991
BPCE SA	1.613%	7/25/17	420	421
BPCE SA	2.500%	12/10/18	1,815	1,850
BPCE SA	2.250%	1/27/20	365	367
9 BPCE SA	3.500%	4/24/20	400	277
Branch Banking & Trust Co.	5.625%	9/15/16	240	250
Branch Banking & Trust Co.	1.000%	4/3/17	600	598
Branch Banking & Trust Co.	1.350%	10/1/17	720	719
Canadian Imperial Bank of Commerce	1.550%	1/23/18	630	632
Capital One Bank USA NA	1.150%	11/21/16	280	279
Capital One Bank USA NA	1.200%	2/13/17	250	248
Capital One Bank USA NA	2.150%	11/21/18	350	350
Capital One Bank USA NA	2.250%	2/13/19	580	578
Capital One Bank USA NA	2.300%	6/5/19	540	536
Capital One Financial Corp.	6.150%	9/1/16	105	109
Capital One Financial Corp.	2.450%	4/24/19	611	609
Capital One NA	1.500%	9/5/17	430	428
Capital One NA	1.650%	2/5/18	700	694
Capital One NA	1.500%	3/22/18	1,405	1,388
Citigroup Inc.	1.300%	4/1/16	330	331
Citigroup Inc.	3.953%	6/15/16	1,319	1,346
Citigroup Inc.	5.850%	8/2/16	217	226
Citigroup Inc.	4.450%	1/10/17	1,273	1,324
Citigroup Inc.	1.350%	3/10/17	204	204
Citigroup Inc.	1.550%	8/14/17	330	330
Citigroup Inc.	6.125%	11/21/17	1,346	1,467
Citigroup Inc.	1.850%	11/24/17	1,450	1,453
Citigroup Inc.	1.800%	2/5/18	860	859

	Citigroup Inc.	1.700%	4/27/18	1,990	1,980
	Citigroup Inc.	1.750%	5/1/18	1,620	1,610
	Citigroup Inc.	6.125%	5/15/18	240	265
	Citigroup Inc.	2.150%	7/30/18	197	198
	Citigroup Inc.	2.500%	9/26/18	1,420	1,439
	Citigroup Inc.	2.550%	4/8/19	1,430	1,443
	Citigroup Inc.	2.500%	7/29/19	540	544
5,7,10 Colonial BancGroup Inc.		7.114%	5/29/49	560	—
	Comerica Bank	5.750%	11/21/16	425	446
	Comerica Bank	5.200%	8/22/17	175	186
	Commonwealth Bank of Australia	1.125%	3/13/17	250	250
	Commonwealth Bank of Australia	1.400%	9/8/17	1,300	1,306
	Commonwealth Bank of Australia	1.900%	9/18/17	470	475
	Commonwealth Bank of Australia	1.625%	3/12/18	555	556
	Commonwealth Bank of Australia	2.500%	9/20/18	1,495	1,529
	Commonwealth Bank of Australia	2.250%	3/13/19	1,385	1,399
	Commonwealth Bank of Australia	2.300%	9/6/19	800	803
	Commonwealth Bank of Australia	2.300%	3/12/20	510	511
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	995	1,023
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	1.700%	3/19/18	1,110	1,112
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/19	2,270	2,294
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/20	625	625
11	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.750%	11/9/20	474	576
	Countrywide Financial Corp.	6.250%	5/15/16	945	972
	Credit Suisse	1.375%	5/26/17	1,205	1,203
	Credit Suisse	1.750%	1/29/18	965	964
	Credit Suisse	1.700%	4/27/18	1,405	1,400
	Credit Suisse	2.300%	5/28/19	1,685	1,690
	Credit Suisse	4.375%	8/5/20	60	65
7	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	345	344
7	Danske Bank A/S	3.875%	4/14/16	825	838
7	Danske Bank A/S	2.750%	9/17/20	1,635	1,648
	Deutsche Bank AG	1.400%	2/13/17	2,280	2,276
	Deutsche Bank AG	6.000%	9/1/17	2,385	2,568
	Deutsche Bank AG	1.875%	2/13/18	1,345	1,341
	Deutsche Bank AG	2.500%	2/13/19	515	518
	Deutsche Bank AG	2.950%	8/20/20	713	717
	Discover Bank	2.600%	11/13/18	588	590
	Discover Bank	3.100%	6/4/20	580	587
	Fifth Third Bank	0.900%	2/26/16	605	605
	Fifth Third Bank	2.150%	8/20/18	778	784
	Fifth Third Bank	2.375%	4/25/19	614	620
	First Horizon National Corp.	5.375%	12/15/15	840	847
	First Republic Bank	2.375%	6/17/19	1,185	1,182
	Goldman Sachs Group Inc.	5.625%	1/15/17	885	929
12	Goldman Sachs Group Inc.	6.125%	5/14/17	892	1,433
	Goldman Sachs Group Inc.	6.250%	9/1/17	1,813	1,969
	Goldman Sachs Group Inc.	5.950%	1/18/18	2,670	2,913
	Goldman Sachs Group Inc.	2.375%	1/22/18	2,020	2,044
	Goldman Sachs Group Inc.	6.150%	4/1/18	862	948
	Goldman Sachs Group Inc.	2.900%	7/19/18	1,960	2,006
9	Goldman Sachs Group Inc.	5.000%	8/8/18	240	176

	Goldman Sachs Group Inc.	2.625%	1/31/19	1,550	1,571
	Goldman Sachs Group Inc.	2.550%	10/23/19	640	644
	Goldman Sachs Group Inc.	5.375%	3/15/20	501	559
	Goldman Sachs Group Inc.	2.750%	9/15/20	832	834
7	HSBC Bank plc	1.500%	5/15/18	535	532
	HSBC Bank USA NA	6.000%	8/9/17	290	311
	HSBC USA Inc.	1.500%	11/13/17	190	190
	HSBC USA Inc.	1.625%	1/16/18	1,355	1,352
	HSBC USA Inc.	2.625%	9/24/18	865	880
	HSBC USA Inc.	2.250%	6/23/19	730	732
	HSBC USA Inc.	2.375%	11/13/19	1,170	1,168
	HSBC USA Inc.	2.350%	3/5/20	460	454
	HSBC USA Inc.	2.750%	8/7/20	286	287
	Huntington Bancshares Inc.	2.600%	8/2/18	810	818
	Huntington National Bank	1.375%	4/24/17	600	597
	Huntington National Bank	2.000%	6/30/18	1,280	1,284
	Huntington National Bank	2.875%	8/20/20	819	826
7	ING Bank NV	3.750%	3/7/17	1,600	1,652
7	ING Bank NV	1.800%	3/16/18	203	203
7	ING Bank NV	2.050%	8/17/18	590	593
7	ING Bank NV	2.450%	3/16/20	925	933
7	ING Bank NV	2.700%	8/17/20	93	94
	Intesa Sanpaolo SPA	3.125%	1/15/16	1,436	1,444
	Intesa Sanpaolo SPA	2.375%	1/13/17	1,750	1,758
	Intesa Sanpaolo SPA	3.875%	1/16/18	1,340	1,378
	JPMorgan Chase & Co.	5.150%	10/1/15	150	150
	JPMorgan Chase & Co.	1.100%	10/15/15	270	270
	JPMorgan Chase & Co.	1.125%	2/26/16	110	110
	JPMorgan Chase & Co.	3.450%	3/1/16	2,289	2,314
	JPMorgan Chase & Co.	3.150%	7/5/16	1,125	1,144
	JPMorgan Chase & Co.	1.350%	2/15/17	295	295
	JPMorgan Chase & Co.	2.000%	8/15/17	635	639
	JPMorgan Chase & Co.	6.000%	1/15/18	1,696	1,853
	JPMorgan Chase & Co.	1.800%	1/25/18	470	470
	JPMorgan Chase & Co.	1.700%	3/1/18	1,437	1,433
	JPMorgan Chase & Co.	1.625%	5/15/18	325	323
	JPMorgan Chase & Co.	2.350%	1/28/19	2,050	2,065
	JPMorgan Chase & Co.	6.300%	4/23/19	1,720	1,952
	JPMorgan Chase & Co.	2.200%	10/22/19	1,689	1,681
	JPMorgan Chase & Co.	2.250%	1/23/20	1,460	1,446
	JPMorgan Chase & Co.	2.750%	6/23/20	2,140	2,152
5	JPMorgan Chase & Co.	5.300%	12/29/49	340	334
	JPMorgan Chase Bank NA	5.875%	6/13/16	250	258
12	JPMorgan Chase Bank NA	5.375%	9/28/16	350	548
	JPMorgan Chase Bank NA	6.000%	7/5/17	215	232
	JPMorgan Chase Bank NA	6.000%	10/1/17	775	838
	KeyBank NA	1.650%	2/1/18	136	136
	KeyBank NA	1.700%	6/1/18	250	250
7	La Caisse Centrale Desjardins du Quebec	1.750%	1/29/18	1,630	1,628
5,7	LBG Capital No.1 plc	8.000%	12/29/49	240	269
	Lloyds Bank plc	1.750%	5/14/18	510	510
	Lloyds Bank plc	2.000%	8/17/18	895	898
	Lloyds Bank plc	2.300%	11/27/18	315	319
	Lloyds Bank plc	2.350%	9/5/19	430	434
	Lloyds Bank plc	2.400%	3/17/20	810	811
	Lloyds Bank plc	2.700%	8/17/20	670	680
7	Macquarie Bank Ltd.	1.600%	10/27/17	1,400	1,397

7 Macquarie Bank Ltd.	2.400%	1/21/20	865	862
7 Macquarie Bank Ltd.	4.875%	6/10/25	500	499
Manufacturers & Traders Trust Co.	1.250%	1/30/17	250	250
Manufacturers & Traders Trust Co.	6.625%	12/4/17	925	1,020
Manufacturers & Traders Trust Co.	1.450%	3/7/18	855	850
Manufacturers & Traders Trust Co.	2.300%	1/30/19	970	977
Manufacturers & Traders Trust Co.	2.250%	7/25/19	990	993
Manufacturers & Traders Trust Co.	2.100%	2/6/20	470	467
5 Manufacturers & Traders Trust Co.	5.629%	12/1/21	245	246
7 Mitsubishi UFJ Trust & Banking Corp.	1.600%	10/16/17	710	709
7 Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	710	716
Morgan Stanley	3.800%	4/29/16	925	940
Morgan Stanley	5.750%	10/18/16	1,690	1,768
Morgan Stanley	5.450%	1/9/17	640	672
Morgan Stanley	5.550%	4/27/17	455	483
Morgan Stanley	6.250%	8/28/17	335	363
Morgan Stanley	5.950%	12/28/17	1,179	1,284
Morgan Stanley	1.875%	1/5/18	1,495	1,499
Morgan Stanley	6.625%	4/1/18	650	724
Morgan Stanley	2.125%	4/25/18	740	744
Morgan Stanley	2.500%	1/24/19	850	862
Morgan Stanley	2.375%	7/23/19	1,090	1,090
Morgan Stanley	2.650%	1/27/20	525	526
Morgan Stanley	2.800%	6/16/20	800	804
MUFG Americas Holdings Corp.	1.625%	2/9/18	300	299
MUFG Americas Holdings Corp.	2.250%	2/10/20	700	697
MUFG Union Bank NA	5.950%	5/11/16	1,360	1,400
MUFG Union Bank NA	3.000%	6/6/16	1,410	1,430
MUFG Union Bank NA	1.500%	9/26/16	954	958
MUFG Union Bank NA	2.125%	6/16/17	610	616
MUFG Union Bank NA	2.625%	9/26/18	945	961
MUFG Union Bank NA	2.250%	5/6/19	580	582
National Australia Bank Ltd.	2.300%	7/25/18	500	508
National City Bank	5.250%	12/15/16	250	262
National City Bank	5.800%	6/7/17	375	399
National City Corp.	6.875%	5/15/19	190	219
7 Nationwide Building Society	2.350%	1/21/20	950	953
7 Nordea Bank AB	1.875%	9/17/18	400	401
7 Nordea Bank AB	2.500%	9/17/20	620	625
PNC Bank NA	5.250%	1/15/17	665	698
PNC Bank NA	1.125%	1/27/17	1,100	1,100
PNC Bank NA	4.875%	9/21/17	565	598
PNC Bank NA	1.500%	10/18/17	1,200	1,201
PNC Bank NA	6.000%	12/7/17	115	125
PNC Bank NA	1.500%	2/23/18	1,300	1,297
PNC Bank NA	6.875%	4/1/18	100	112
PNC Bank NA	1.600%	6/1/18	1,900	1,895
PNC Bank NA	1.850%	7/20/18	740	741
PNC Bank NA	2.200%	1/28/19	1,185	1,197
PNC Bank NA	2.250%	7/2/19	1,010	1,017
PNC Bank NA	2.400%	10/18/19	1,791	1,804
PNC Bank NA	2.300%	6/1/20	364	361
PNC Bank NA	2.600%	7/21/20	450	456
PNC Funding Corp.	2.700%	9/19/16	983	996
PNC Funding Corp.	5.625%	2/1/17	105	110
PNC Funding Corp.	5.125%	2/8/20	180	202
Regions Bank	7.500%	5/15/18	250	280

	Regions Financial Corp.	2.000%	5/15/18	650	650
	Royal Bank of Canada	2.875%	4/19/16	1,700	1,721
	Royal Bank of Canada	2.300%	7/20/16	1,065	1,078
	Royal Bank of Canada	1.250%	6/16/17	480	481
	Royal Bank of Canada	1.400%	10/13/17	640	640
	Royal Bank of Canada	1.500%	1/16/18	95	95
	Royal Bank of Canada	2.200%	7/27/18	600	609
	Royal Bank of Canada	1.800%	7/30/18	439	441
	Royal Bank of Scotland Group plc	6.400%	10/21/19	205	230
	Royal Bank of Scotland plc	4.375%	3/16/16	343	348
	Royal Bank of Scotland plc	5.625%	8/24/20	350	398
	Santander Bank NA	8.750%	5/30/18	795	908
7	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	292	295
	Societe Generale SA	2.750%	10/12/17	680	694
5,7	Societe Generale SA	8.000%	9/29/49	176	173
	State Street Corp.	2.550%	8/18/20	596	602
5	State Street Corp.	5.250%	12/29/49	340	339
	Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	380	378
	SunTrust Banks Inc.	3.500%	1/20/17	295	302
	SunTrust Banks Inc.	6.000%	9/11/17	205	222
	Svenska Handelsbanken AB	2.500%	1/25/19	548	561
	Svenska Handelsbanken AB	2.400%	10/1/20	469	470
	Synchrony Financial	3.000%	8/15/19	2,109	2,126
	Synchrony Financial	2.700%	2/3/20	912	902
	Synchrony Financial	3.750%	8/15/21	240	242
	Toronto-Dominion Bank	2.500%	7/14/16	509	516
	Toronto-Dominion Bank	1.625%	3/13/18	1,505	1,510
	Toronto-Dominion Bank	1.400%	4/30/18	680	677
	Toronto-Dominion Bank	1.750%	7/23/18	1,230	1,234
	Toronto-Dominion Bank	2.125%	7/2/19	1,560	1,570
	Toronto-Dominion Bank	2.250%	11/5/19	1,415	1,424
	UBS AG	5.875%	12/20/17	1,065	1,160
	UBS AG	1.800%	3/26/18	1,660	1,659
	UBS AG	5.750%	4/25/18	1,712	1,876
	UBS AG	2.375%	8/14/19	1,460	1,466
7	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	605	605
7	UBS Group Funding Jersey Ltd.	4.125%	9/24/25	145	144
	US Bank NA	1.100%	1/30/17	183	183
	US Bank NA	1.375%	9/11/17	1,010	1,013
	US Bank NA	1.350%	1/26/18	502	502
	US Bank NA	2.125%	10/28/19	913	920
	Wachovia Bank NA	5.600%	3/15/16	405	414
	Wachovia Corp.	5.625%	10/15/16	920	962
	Wachovia Corp.	5.750%	6/15/17	900	966
	Wachovia Corp.	5.750%	2/1/18	1,316	1,439
10	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	517	1
	Wells Fargo & Co.	3.676%	6/15/16	1,230	1,256
	Wells Fargo & Co.	1.150%	6/2/17	190	190
	Wells Fargo & Co.	1.400%	9/8/17	887	888
	Wells Fargo & Co.	5.625%	12/11/17	480	521
	Wells Fargo & Co.	1.500%	1/16/18	980	978
	Wells Fargo & Co.	2.150%	1/15/19	856	862
	Wells Fargo & Co.	2.125%	4/22/19	2,400	2,417
	Wells Fargo & Co.	2.150%	1/30/20	1,815	1,811
	Wells Fargo & Co.	2.600%	7/22/20	1,230	1,239
	Wells Fargo Bank NA	6.000%	11/15/17	1,413	1,539

	Westpac Banking Corp.	0.950%	1/12/16	500	501
	Westpac Banking Corp.	1.050%	11/25/16	765	767
	Westpac Banking Corp.	1.200%	5/19/17	500	501
	Westpac Banking Corp.	2.000%	8/14/17	1,225	1,241
	Westpac Banking Corp.	1.500%	12/1/17	1,175	1,177
	Westpac Banking Corp.	1.600%	1/12/18	1,025	1,029
	Westpac Banking Corp.	1.550%	5/25/18	650	651
	Westpac Banking Corp.	2.250%	7/30/18	500	507
	Westpac Banking Corp.	2.250%	1/17/19	600	607
	Westpac Banking Corp.	4.875%	11/19/19	845	939
	Westpac Banking Corp.	2.300%	5/26/20	570	573
	Zions Bancorporation	5.500%	11/16/15	19	19

	Brokerage (0.5%)
	Ameriprise Financial Inc.	5.650%	11/15/15	71	71
5	Ameriprise Financial Inc.	7.518%	6/1/66	155	152
	Charles Schwab Corp.	6.375%	9/1/17	140	154
	Charles Schwab Corp.	1.500%	3/10/18	465	466
	Franklin Resources Inc.	1.375%	9/15/17	380	381
	Jefferies Group LLC	5.125%	4/13/18	365	383
	Legg Mason Inc.	2.700%	7/15/19	140	141
10	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	210	—
	Nomura Holdings Inc.	4.125%	1/19/16	560	565
	Nomura Holdings Inc.	2.000%	9/13/16	2,230	2,242
	Nomura Holdings Inc.	2.750%	3/19/19	620	629
	NYSE Holdings LLC	2.000%	10/5/17	980	990
	TD Ameritrade Holding Corp.	2.950%	4/1/22	415	415

	Finance Companies (1.2%)
	Air Lease Corp.	5.625%	4/1/17	1,993	2,080
	Air Lease Corp.	3.375%	1/15/19	845	858
	General Electric Capital Corp.	2.250%	11/9/15	485	486
	General Electric Capital Corp.	1.000%	12/11/15	170	170
	General Electric Capital Corp.	5.000%	1/8/16	595	602
	General Electric Capital Corp.	2.950%	5/9/16	438	444
	General Electric Capital Corp.	1.500%	7/12/16	930	936
	General Electric Capital Corp.	3.350%	10/17/16	1,345	1,382
	General Electric Capital Corp.	2.900%	1/9/17	145	149
	General Electric Capital Corp.	5.400%	2/15/17	860	910
	General Electric Capital Corp.	2.450%	3/15/17	105	107
	General Electric Capital Corp.	5.625%	9/15/17	1,385	1,505
	General Electric Capital Corp.	5.625%	5/1/18	1,878	2,076
	General Electric Capital Corp.	6.000%	8/7/19	350	405
	General Electric Capital Corp.	2.200%	1/9/20	1,050	1,062
5	General Electric Capital Corp.	6.375%	11/15/67	165	177
	HSBC Finance Corp.	5.500%	1/19/16	1,507	1,527
6	HSBC Finance Corp.	0.754%	6/1/16	425	424

	Insurance (1.9%)
	Aflac Inc.	2.400%	3/16/20	280	283
	Alleghany Corp.	5.625%	9/15/20	210	236
	Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	50	56
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	1,395	1,464
	Alterra Finance LLC	6.250%	9/30/20	235	271
	American Financial Group Inc.	9.875%	6/15/19	770	961
	American International Group Inc.	5.050%	10/1/15	85	85
	American International Group Inc.	2.300%	7/16/19	262	263

	American International Group Inc.	3.875%	1/15/35	90	83
	Anthem Inc.	1.875%	1/15/18	465	465
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	625	694
	Assurant Inc.	2.500%	3/15/18	700	708
	Axis Specialty Finance LLC	5.875%	6/1/20	300	341
	AXIS Specialty Finance plc	2.650%	4/1/19	350	351
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	600	660
	Berkshire Hathaway Inc.	2.200%	8/15/16	125	127
	Berkshire Hathaway Inc.	2.100%	8/14/19	125	127
	CNA Financial Corp.	6.500%	8/15/16	505	528
	CNA Financial Corp.	7.350%	11/15/19	100	118
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	125	127
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	340	342
7	MassMutual Global Funding II	2.000%	4/5/17	200	202
7	MassMutual Global Funding II	2.100%	8/2/18	300	304
7	MassMutual Global Funding II	2.500%	10/17/22	365	355
	MetLife Inc.	6.750%	6/1/16	990	1,029
	MetLife Inc.	1.756%	12/15/17	300	302
	MetLife Inc.	6.817%	8/15/18	315	359
	MetLife Inc.	7.717%	2/15/19	220	261
5	MetLife Inc.	5.250%	12/29/49	165	164
7	Metropolitan Life Global Funding I	1.500%	1/10/18	650	649
7	Metropolitan Life Global Funding I	2.300%	4/10/19	275	279
7	Metropolitan Life Global Funding I	2.000%	4/14/20	470	467
7	New York Life Global Funding	1.950%	2/11/20	430	428
	PartnerRe Finance A LLC	6.875%	6/1/18	520	584
	Principal Financial Group Inc.	1.850%	11/15/17	400	402
7	Principal Life Global Funding II	2.250%	10/15/18	275	279
7	Principal Life Global Funding II	2.200%	4/8/20	685	684
5	Progressive Corp.	6.700%	6/15/67	215	217
	Prudential Financial Inc.	3.000%	5/12/16	275	278
	Prudential Financial Inc.	7.375%	6/15/19	255	300
	Prudential Financial Inc.	2.350%	8/15/19	260	262
5	Prudential Financial Inc.	5.375%	5/15/45	290	289
	Reinsurance Group of America Inc.	5.625%	3/15/17	275	290
	Reinsurance Group of America Inc.	6.450%	11/15/19	505	576
7	Reliance Standard Life Global Funding II	2.500%	1/15/20	1,255	1,260
7	Reliance Standard Life Global Funding II	2.375%	5/4/20	430	428
7	TIAA Asset Management Finance Co. LLC	2.950%	11/1/19	1,463	1,483
	Torchmark Corp.	9.250%	6/15/19	170	210
	Transatlantic Holdings Inc.	5.750%	12/14/15	480	484
	Travelers Cos. Inc.	5.800%	5/15/18	55	61
	Travelers Cos. Inc.	5.900%	6/2/19	70	80
	Travelers Cos. Inc.	3.900%	11/1/20	105	114
	UnitedHealth Group Inc.	1.450%	7/17/17	660	663
	UnitedHealth Group Inc.	1.400%	12/15/17	290	290
	UnitedHealth Group Inc.	1.900%	7/16/18	720	728
	UnitedHealth Group Inc.	2.300%	12/15/19	235	237
	UnitedHealth Group Inc.	2.700%	7/15/20	350	357
	Unum Group	7.125%	9/30/16	325	343
7	UnumProvident Finance Co. plc	6.850%	11/15/15	207	208
11	Willow No.2 Ireland plc for Zurich Insurance
	Co. Ltd.	3.375%	6/27/22	325	403

	Real Estate Investment Trusts (1.8%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	715	713

	ARC Properties Operating Partnership
	LP/Clark Acquisition LLC	2.000%	2/6/17	2,740	2,688
	ARC Properties Operating Partnership
	LP/Clark Acquisition LLC	3.000%	2/6/19	505	482
	BioMed Realty LP	3.850%	4/15/16	385	389
	Boston Properties LP	3.700%	11/15/18	100	105
	Boston Properties LP	5.875%	10/15/19	781	885
	Brandywine Operating Partnership LP	5.700%	5/1/17	305	321
	Brandywine Operating Partnership LP	4.950%	4/15/18	475	503
	DDR Corp.	9.625%	3/15/16	205	212
	DDR Corp.	4.750%	4/15/18	725	767
	DDR Corp.	7.875%	9/1/20	170	207
7	Digital Delta Holdings LLC	3.400%	10/1/20	706	706
7	Digital Delta Holdings LLC	4.750%	10/1/25	165	166
	Digital Realty Trust LP	5.875%	2/1/20	715	791
	Digital Realty Trust LP	3.950%	7/1/22	595	598
	Duke Realty LP	5.950%	2/15/17	22	23
	Duke Realty LP	6.500%	1/15/18	75	82
	ERP Operating LP	5.750%	6/15/17	790	845
	ERP Operating LP	2.375%	7/1/19	125	126
	ERP Operating LP	4.750%	7/15/20	100	110
	Essex Portfolio LP	3.500%	4/1/25	356	346
	Federal Realty Investment Trust	2.550%	1/15/21	232	233
	HCP Inc.	3.750%	2/1/16	790	797
	HCP Inc.	6.700%	1/30/18	235	260
	HCP Inc.	2.625%	2/1/20	295	294
	HCP Inc.	5.375%	2/1/21	450	496
	Highwoods Realty LP	5.850%	3/15/17	105	112
	Kilroy Realty LP	4.800%	7/15/18	435	464
	Liberty Property LP	5.500%	12/15/16	655	686
	Liberty Property LP	4.750%	10/1/20	260	281
	Liberty Property LP	3.750%	4/1/25	85	83
7	Omega Healthcare Investors Inc.	5.250%	1/15/26	775	788
	Prologis LP	4.500%	8/15/17	200	210
	Prologis LP	2.750%	2/15/19	100	102
11	Prologis LP	1.375%	5/13/21	361	389
	Realty Income Corp.	2.000%	1/31/18	130	131
	Realty Income Corp.	5.750%	1/15/21	95	107
	Regency Centers LP	5.875%	6/15/17	325	347
	Senior Housing Properties Trust	4.300%	1/15/16	340	341
	Senior Housing Properties Trust	3.250%	5/1/19	850	859
	Simon Property Group LP	2.800%	1/30/17	547	558
	Simon Property Group LP	2.150%	9/15/17	40	41
	Simon Property Group LP	10.350%	4/1/19	250	314
	Simon Property Group LP	5.650%	2/1/20	386	438
	Simon Property Group LP	2.500%	9/1/20	269	272
	Simon Property Group LP	4.375%	3/1/21	175	190
	Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	560	563
	Weingarten Realty Investors	3.375%	10/15/22	218	214
	Weingarten Realty Investors	3.850%	6/1/25	151	150
	Welltower Inc.	3.625%	3/15/16	1,032	1,042
	Welltower Inc.	4.700%	9/15/17	365	385
	Welltower Inc.	2.250%	3/15/18	385	387
	Welltower Inc.	4.125%	4/1/19	1,137	1,200
	Welltower Inc.	6.125%	4/15/20	350	400
	Welltower Inc.	4.000%	6/1/25	255	254
					368,576

Industrial (27.7%)
	Basic Industry (1.8%)
	Agrium Inc.	6.750%	1/15/19	337	383
	Air Products & Chemicals Inc.	1.200%	10/15/17	275	274
	Air Products & Chemicals Inc.	4.375%	8/21/19	170	185
	Airgas Inc.	2.950%	6/15/16	215	218
	Airgas Inc.	1.650%	2/15/18	555	550
	Airgas Inc.	2.375%	2/15/20	240	239
	Airgas Inc.	3.050%	8/1/20	300	306
	Albemarle Corp.	3.000%	12/1/19	120	121
	Barrick North America Finance LLC	6.800%	9/15/18	420	460
11	BHP Billiton Finance Ltd.	6.375%	4/4/16	325	374
9	BHP Billiton Finance Ltd.	3.750%	10/18/17	340	241
9	BHP Billiton Finance Ltd.	3.000%	3/30/20	340	232
	BHP Billiton Finance USA Ltd.	1.875%	11/21/16	86	87
	BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,720	1,725
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	768	812
	BHP Billiton Finance USA Ltd.	2.050%	9/30/18	335	336
	BHP Billiton Finance USA Ltd.	6.500%	4/1/19	878	1,003
	CF Industries Inc.	6.875%	5/1/18	935	1,040
	Dow Chemical Co.	8.550%	5/15/19	790	955
	Eastman Chemical Co.	3.000%	12/15/15	185	186
	Eastman Chemical Co.	2.400%	6/1/17	483	489
	Eastman Chemical Co.	2.700%	1/15/20	215	215
	Ecolab Inc.	3.000%	12/8/16	80	82
	EI du Pont de Nemours & Co.	6.000%	7/15/18	658	733
	EI du Pont de Nemours & Co.	4.625%	1/15/20	270	296
	Freeport-McMoRan Inc.	2.375%	3/15/18	195	170
	Freeport-McMoran Oil & Gas LLC / FCX Oil &
	Gas Inc.	6.500%	11/15/20	321	289
	Freeport-McMoran Oil & Gas LLC / FCX Oil &
	Gas Inc.	6.750%	2/1/22	112	98
	Freeport-McMoran Oil & Gas LLC / FCX Oil &
	Gas Inc.	6.875%	2/15/23	181	159
	Goldcorp Inc.	2.125%	3/15/18	360	356
	LyondellBasell Industries NV	5.000%	4/15/19	995	1,075
	Monsanto Co.	1.150%	6/30/17	230	229
	Monsanto Co.	5.125%	4/15/18	535	581
	Monsanto Co.	1.850%	11/15/18	75	75
	Monsanto Co.	2.125%	7/15/19	950	951
	Monsanto Co.	2.750%	7/15/21	375	375
	Nucor Corp.	5.850%	6/1/18	550	600
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	693	714
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	120	137
	PPG Industries Inc.	1.900%	1/15/16	245	246
	PPG Industries Inc.	2.300%	11/15/19	715	722
11	PPG Industries Inc.	0.875%	3/13/22	523	558
	Praxair Inc.	4.500%	8/15/19	510	556
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	650	723
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	120	148
	Rio Tinto Finance USA plc	2.000%	3/22/17	1,000	1,006
	Rio Tinto Finance USA plc	1.625%	8/21/17	1,200	1,196
	Vale Overseas Ltd.	6.250%	1/11/16	579	583

	Capital Goods (2.8%)
7	ABB Treasury Center USA Inc.	2.500%	6/15/16	350	354
	Boeing Capital Corp.	2.125%	8/15/16	520	526

	Boeing Capital Corp.	2.900%	8/15/18	475	495
	Boeing Capital Corp.	4.700%	10/27/19	965	1,070
	Boeing Co.	6.000%	3/15/19	315	358
	Caterpillar Financial Services Corp.	5.450%	4/15/18	1,095	1,204
	Caterpillar Financial Services Corp.	7.050%	10/1/18	145	167
	Caterpillar Financial Services Corp.	7.150%	2/15/19	1,010	1,179
	Caterpillar Inc.	7.900%	12/15/18	975	1,154
	Crane Co.	2.750%	12/15/18	385	392
	Danaher Corp.	2.300%	6/23/16	782	791
	Danaher Corp.	1.650%	9/15/18	400	402
	Danaher Corp.	5.400%	3/1/19	520	580
	Danaher Corp.	2.400%	9/15/20	480	485
	Danaher Corp.	3.900%	6/23/21	525	563
11	DH Europe Finance SA	1.700%	1/4/22	636	720
11	Dover Corp.	2.125%	12/1/20	240	280
7	Embraer Overseas Ltd.	5.696%	9/16/23	263	261
	General Electric Co.	0.850%	10/9/15	370	370
	General Electric Co.	5.250%	12/6/17	3,115	3,372
	Harris Corp.	1.999%	4/27/18	350	349
	Harris Corp.	2.700%	4/27/20	170	169
	Harsco Corp.	2.700%	10/15/15	312	312
	Honeywell International Inc.	5.300%	3/1/18	1,183	1,295
	Honeywell International Inc.	5.000%	2/15/19	1,368	1,521
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	235	265
	Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	810	824
	Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	240	240
	John Deere Capital Corp.	5.350%	4/3/18	480	524
	John Deere Capital Corp.	5.750%	9/10/18	465	519
	John Deere Capital Corp.	1.950%	12/13/18	1,340	1,353
	John Deere Capital Corp.	1.950%	3/4/19	100	101
	John Deere Capital Corp.	2.300%	9/16/19	410	415
	John Deere Capital Corp.	2.050%	3/10/20	465	463
	John Deere Capital Corp.	2.375%	7/14/20	1,245	1,257
	John Deere Capital Corp.	2.450%	9/11/20	720	726
9	John Deere Financial Ltd.	3.500%	12/18/19	460	326
	L-3 Communications Corp.	3.950%	11/15/16	405	415
	L-3 Communications Corp.	1.500%	5/28/17	235	233
	L-3 Communications Corp.	5.200%	10/15/19	360	385
	Lockheed Martin Corp.	4.250%	11/15/19	1,262	1,378
	Lockheed Martin Corp.	3.350%	9/15/21	455	471
	Mohawk Industries Inc.	6.125%	1/15/16	957	970
11	Mohawk Industries Inc.	2.000%	1/14/22	688	766
	Precision Castparts Corp.	0.700%	12/20/15	460	460
	Raytheon Co.	6.750%	3/15/18	360	406
	Raytheon Co.	6.400%	12/15/18	720	827
	Rockwell Automation Inc.	5.650%	12/1/17	115	125
	Roper Technologies Inc.	1.850%	11/15/17	520	521
	Roper Technologies Inc.	2.050%	10/1/18	235	234
11	Schneider Electric SE	3.750%	7/12/18	200	244
7	Schneider Electric SE	2.950%	9/27/22	520	521
7	Siemens Financieringsmaatschappij NV	1.450%	5/25/18	935	936
	United Rentals North America Inc.	4.625%	7/15/23	340	330
	United Technologies Corp.	5.375%	12/15/17	691	751
	United Technologies Corp.	6.125%	2/1/19	810	919
	Waste Management Inc.	2.600%	9/1/16	230	233
	Waste Management Inc.	6.100%	3/15/18	275	304

	Communication (4.1%)
	21st Century Fox America Inc.	7.250%	5/18/18	175	198
	21st Century Fox America Inc.	6.900%	3/1/19	160	184
	21st Century Fox America Inc.	4.500%	2/15/21	250	270
	America Movil SAB de CV	2.375%	9/8/16	460	463
	America Movil SAB de CV	5.625%	11/15/17	555	600
11	America Movil SAB de CV	1.000%	6/4/18	700	787
	America Movil SAB de CV	5.000%	10/16/19	300	326
	America Movil SAB de CV	5.000%	3/30/20	1,275	1,399
	American Tower Corp.	4.500%	1/15/18	710	747
	American Tower Corp.	3.400%	2/15/19	380	391
	American Tower Corp.	2.800%	6/1/20	800	798
	AT&T Inc.	2.400%	8/15/16	35	35
	AT&T Inc.	1.600%	2/15/17	470	471
12	AT&T Inc.	5.875%	4/28/17	700	1,122
	AT&T Inc.	1.700%	6/1/17	275	276
	AT&T Inc.	1.400%	12/1/17	600	597
	AT&T Inc.	5.500%	2/1/18	709	768
	AT&T Inc.	5.600%	5/15/18	175	192
	AT&T Inc.	5.800%	2/15/19	1,080	1,202
	AT&T Inc.	2.300%	3/11/19	500	501
	AT&T Inc.	2.450%	6/30/20	500	493
	British Telecommunications plc	1.250%	2/14/17	345	344
	British Telecommunications plc	2.350%	2/14/19	465	467
	CBS Corp.	1.950%	7/1/17	550	553
	CBS Corp.	4.625%	5/15/18	60	64
	CBS Corp.	2.300%	8/15/19	320	318
	Comcast Cable Communications LLC	8.875%	5/1/17	375	419
	Comcast Corp.	6.500%	1/15/17	750	801
	Comcast Corp.	6.300%	11/15/17	270	298
	Comcast Corp.	5.875%	2/15/18	410	452
	Comcast Corp.	5.700%	5/15/18	1,360	1,505
	Comcast Corp.	5.700%	7/1/19	1,275	1,444
	Comcast Corp.	5.150%	3/1/20	25	28
7	Deutsche Telekom International Finance BV	3.125%	4/11/16	490	496
7	Deutsche Telekom International Finance BV	2.250%	3/6/17	200	203
	Deutsche Telekom International Finance BV	6.750%	8/20/18	275	313
	Deutsche Telekom International Finance BV	6.000%	7/8/19	250	284
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	2.400%	3/15/17	395	400
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	1.750%	1/15/18	1,135	1,131
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	5.875%	10/1/19	870	976
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	5.200%	3/15/20	895	978
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	4.600%	2/15/21	100	107
	Embarq Corp.	7.082%	6/1/16	450	465
	Interpublic Group of Cos. Inc.	2.250%	11/15/17	78	78
7	KT Corp.	1.750%	4/22/17	815	816
7	McGraw Hill Financial Inc.	3.300%	8/14/20	435	443
7	McGraw Hill Financial Inc.	4.000%	6/15/25	340	338
	Moody's Corp.	2.750%	7/15/19	1,400	1,425
	Moody's Corp.	5.500%	9/1/20	150	169
	NBCUniversal Media LLC	2.875%	4/1/16	95	96
	NBCUniversal Media LLC	5.150%	4/30/20	1,210	1,365

Omnicom Group Inc.	5.900%	4/15/16	850	871
Omnicom Group Inc.	6.250%	7/15/19	125	143
Omnicom Group Inc.	4.450%	8/15/20	760	820
Orange SA	2.750%	9/14/16	540	549
Orange SA	2.750%	2/6/19	720	741
Qwest Corp.	6.500%	6/1/17	185	198
Rogers Communications Inc.	6.800%	8/15/18	413	468
7 SES Global Americas Holdings GP	2.500%	3/25/19	1,295	1,297
7 Sky plc	2.625%	9/16/19	300	302
Telecom Italia Capital SA	5.250%	10/1/15	100	100
Telefonica Emisiones SAU	3.992%	2/16/16	1,105	1,117
Telefonica Emisiones SAU	6.421%	6/20/16	305	316
Telefonica Emisiones SAU	6.221%	7/3/17	380	408
Telefonica Emisiones SAU	3.192%	4/27/18	740	757
Telefonica Emisiones SAU	5.877%	7/15/19	290	323
9 Telstra Corp. Ltd.	4.500%	11/13/18	590	433
Thomson Reuters Corp.	0.875%	5/23/16	400	400
Thomson Reuters Corp.	1.300%	2/23/17	520	519
Thomson Reuters Corp.	6.500%	7/15/18	730	818
Thomson Reuters Corp.	4.700%	10/15/19	480	525
Time Warner Cable Inc.	5.850%	5/1/17	800	849
Time Warner Cable Inc.	6.750%	7/1/18	1,955	2,176
Time Warner Cable Inc.	8.750%	2/14/19	395	464
Time Warner Cable Inc.	8.250%	4/1/19	555	648
Verizon Communications Inc.	2.500%	9/15/16	600	609
Verizon Communications Inc.	1.350%	6/9/17	1,950	1,947
Verizon Communications Inc.	6.100%	4/15/18	380	421
Verizon Communications Inc.	3.650%	9/14/18	2,750	2,895
Verizon Communications Inc.	6.350%	4/1/19	550	627
Verizon Communications Inc.	2.625%	2/21/20	1,070	1,076
Verizon Communications Inc.	4.500%	9/15/20	920	995
Viacom Inc.	6.250%	4/30/16	110	113
Viacom Inc.	2.500%	12/15/16	120	121
Viacom Inc.	6.125%	10/5/17	255	275
Viacom Inc.	2.500%	9/1/18	236	237
Viacom Inc.	5.625%	9/15/19	75	83
Vodafone Group plc	1.250%	9/26/17	305	303
Vodafone Group plc	5.450%	6/10/19	100	111
Vodafone Group plc	2.950%	2/19/23	300	284

Consumer Cyclical (4.5%)
7 Alibaba Group Holding Ltd.	1.625%	11/28/17	905	898
7 Alibaba Group Holding Ltd.	2.500%	11/28/19	1,630	1,603
Amazon.com Inc.	2.600%	12/5/19	465	477
American Honda Finance Corp.	1.125%	10/7/16	470	471
American Honda Finance Corp.	0.950%	5/5/17	380	379
American Honda Finance Corp.	1.600%	7/13/18	255	255
American Honda Finance Corp.	2.125%	10/10/18	1,005	1,017
American Honda Finance Corp.	2.250%	8/15/19	1,000	1,005
American Honda Finance Corp.	2.450%	9/24/20	345	344
Automatic Data Processing Inc.	2.250%	9/15/20	505	508
AutoNation Inc.	3.350%	1/15/21	125	126
AutoZone Inc.	7.125%	8/1/18	845	960
AutoZone Inc.	4.000%	11/15/20	385	409
Block Financial LLC	4.125%	10/1/20	965	967
Brinker International Inc.	2.600%	5/15/18	630	632
Costco Wholesale Corp.	5.500%	3/15/17	140	149

Costco Wholesale Corp.	1.750%	2/15/20	350	348
CVS Health Corp.	1.900%	7/20/18	585	589
CVS Health Corp.	2.250%	12/5/18	600	609
CVS Health Corp.	2.800%	7/20/20	3,360	3,408
7 Daimler Finance North America LLC	2.950%	1/11/17	405	412
7 Daimler Finance North America LLC	1.125%	3/10/17	655	653
7 Daimler Finance North America LLC	2.400%	4/10/17	260	263
7 Daimler Finance North America LLC	1.375%	8/1/17	475	469
7 Daimler Finance North America LLC	1.875%	1/11/18	280	277
7 Daimler Finance North America LLC	1.650%	3/2/18	335	332
7 Daimler Finance North America LLC	1.650%	5/18/18	445	437
7 Daimler Finance North America LLC	2.375%	8/1/18	700	703
7 Daimler Finance North America LLC	2.250%	9/3/19	355	347
7 Daimler Finance North America LLC	2.250%	3/2/20	335	324
7 Daimler Finance North America LLC	2.450%	5/18/20	340	332
Dollar General Corp.	4.125%	7/15/17	305	314
Dollar General Corp.	1.875%	4/15/18	235	234
eBay Inc.	2.200%	8/1/19	480	474
7 Experian Finance plc	2.375%	6/15/17	905	910
Ford Motor Credit Co. LLC	4.207%	4/15/16	1,219	1,238
Ford Motor Credit Co. LLC	3.984%	6/15/16	750	764
Ford Motor Credit Co. LLC	8.000%	12/15/16	1,375	1,476
Ford Motor Credit Co. LLC	4.250%	2/3/17	245	253
Ford Motor Credit Co. LLC	3.000%	6/12/17	625	635
Ford Motor Credit Co. LLC	6.625%	8/15/17	1,395	1,506
Ford Motor Credit Co. LLC	2.145%	1/9/18	700	697
Ford Motor Credit Co. LLC	5.000%	5/15/18	1,715	1,824
Ford Motor Credit Co. LLC	2.240%	6/15/18	350	348
Ford Motor Credit Co. LLC	2.375%	3/12/19	465	461
Ford Motor Credit Co. LLC	2.597%	11/4/19	600	593
Ford Motor Credit Co. LLC	2.459%	3/27/20	465	453
Ford Motor Credit Co. LLC	3.157%	8/4/20	340	339
General Motors Co.	3.500%	10/2/18	800	806
General Motors Financial Co. Inc.	2.625%	7/10/17	475	475
General Motors Financial Co. Inc.	4.750%	8/15/17	25	26
General Motors Financial Co. Inc.	3.250%	5/15/18	1,535	1,547
General Motors Financial Co. Inc.	6.750%	6/1/18	1,160	1,267
General Motors Financial Co. Inc.	3.500%	7/10/19	560	564
General Motors Financial Co. Inc.	3.200%	7/13/20	935	921
7 Harley-Davidson Financial Services Inc.	3.875%	3/15/16	367	372
7 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	415	423
7 Harley-Davidson Financial Services Inc.	2.400%	9/15/19	235	237
7 Harley-Davidson Financial Services Inc.	2.150%	2/26/20	255	254
7 Harley-Davidson Funding Corp.	6.800%	6/15/18	90	102
Home Depot Inc.	2.000%	6/15/19	475	480
7 Hyundai Capital America	4.000%	6/8/17	193	200
7 Hyundai Capital Services Inc.	4.375%	7/27/16	200	205
7 Kia Motors Corp.	3.625%	6/14/16	651	661
Lowe's Cos. Inc.	1.625%	4/15/17	1,016	1,028
Lowe's Cos. Inc.	6.100%	9/15/17	300	328
Lowe's Cos. Inc.	4.625%	4/15/20	360	397
Macy's Retail Holdings Inc.	5.900%	12/1/16	282	297
Macy's Retail Holdings Inc.	7.450%	7/15/17	200	220
Marriott International Inc.	6.375%	6/15/17	180	194
Marriott International Inc.	3.000%	3/1/19	240	246
MasterCard Inc.	2.000%	4/1/19	300	303
Nordstrom Inc.	6.250%	1/15/18	264	292

	PACCAR Financial Corp.	1.600%	3/15/17	160	161
	PACCAR Financial Corp.	1.750%	8/14/18	80	80
	PACCAR Financial Corp.	2.200%	9/15/19	450	454
	PACCAR Financial Corp.	2.500%	8/14/20	115	117
	QVC Inc.	3.125%	4/1/19	230	229
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	150	156
	Staples Inc.	2.750%	1/12/18	80	81
	Starbucks Corp.	0.875%	12/5/16	100	100
	Target Corp.	2.300%	6/26/19	670	685
	TJX Cos. Inc.	6.950%	4/15/19	325	379
	TJX Cos. Inc.	2.750%	6/15/21	595	604
	Toyota Motor Credit Corp.	2.000%	9/15/16	86	87
	Toyota Motor Credit Corp.	2.050%	1/12/17	610	619
	Toyota Motor Credit Corp.	1.450%	1/12/18	650	651
	Toyota Motor Credit Corp.	1.550%	7/13/18	400	400
	Toyota Motor Credit Corp.	2.000%	10/24/18	490	493
	Toyota Motor Credit Corp.	2.100%	1/17/19	470	474
	Toyota Motor Credit Corp.	2.125%	7/18/19	960	962
	VF Corp.	5.950%	11/1/17	140	153
12	Volkswagen Financial Services NV	2.375%	11/13/18	88	128
7	Volkswagen Group of America Finance LLC	1.250%	5/23/17	200	193
7	Volkswagen Group of America Finance LLC	1.600%	11/20/17	200	193
7	Volkswagen Group of America Finance LLC	1.650%	5/22/18	200	191
7	Volkswagen Group of America Finance LLC	2.125%	5/23/19	200	188
11	Volkswagen International Finance NV	2.000%	3/26/21	88	95
	Wal-Mart Stores Inc.	0.600%	4/11/16	695	696
	Wal-Mart Stores Inc.	2.800%	4/15/16	605	613
	Wal-Mart Stores Inc.	5.375%	4/5/17	489	523
	Wal-Mart Stores Inc.	5.800%	2/15/18	565	627
	Wal-Mart Stores Inc.	1.125%	4/11/18	560	560
	Wal-Mart Stores Inc.	1.950%	12/15/18	210	214
	Wal-Mart Stores Inc.	3.625%	7/8/20	555	599
	Wal-Mart Stores Inc.	3.250%	10/25/20	457	485
	Wal-Mart Stores Inc.	4.250%	4/15/21	40	44
	Walgreen Co.	5.250%	1/15/19	67	74
12	Walgreens Boots Alliance Inc.	2.875%	11/20/20	281	424
7	Wesfarmers Ltd.	2.983%	5/18/16	1,150	1,165
7	Wesfarmers Ltd.	1.874%	3/20/18	425	426
	Yum! Brands Inc.	6.250%	4/15/16	215	221
	Yum! Brands Inc.	6.250%	3/15/18	74	82

	Consumer Noncyclical (6.3%)
	AbbVie Inc.	1.750%	11/6/17	715	717
	AbbVie Inc.	1.800%	5/14/18	3,140	3,131
	AbbVie Inc.	2.500%	5/14/20	1,850	1,838
	Actavis Funding SCS	1.850%	3/1/17	500	501
	Actavis Funding SCS	2.350%	3/12/18	1,000	1,003
	Actavis Funding SCS	2.450%	6/15/19	235	236
	Actavis Funding SCS	3.000%	3/12/20	2,380	2,396
	Actavis Inc.	1.875%	10/1/17	657	655
	Actavis Inc.	6.125%	8/15/19	235	265
	Agilent Technologies Inc.	6.500%	11/1/17	99	107
	Agilent Technologies Inc.	5.000%	7/15/20	565	617
	Allergan Inc.	5.750%	4/1/16	647	661
	Allergan Inc.	1.350%	3/15/18	200	197
	Altria Group Inc.	9.250%	8/6/19	1,714	2,140
	Altria Group Inc.	4.750%	5/5/21	710	773

	Amgen Inc.	2.125%	5/15/17	1,295	1,311
	Amgen Inc.	5.850%	6/1/17	1,413	1,513
	Amgen Inc.	6.150%	6/1/18	112	125
	Amgen Inc.	5.700%	2/1/19	185	206
	Anheuser-Busch Cos. LLC	5.050%	10/15/16	125	130
	Anheuser-Busch Cos. LLC	5.600%	3/1/17	100	107
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	150	163
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	65	65
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	615	616
	Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	865	872
	Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	630	630
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	550	646
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	650	726
7	Baxalta Inc.	2.000%	6/22/18	285	284
7	Baxalta Inc.	2.875%	6/23/20	1,435	1,439
	Baxter International Inc.	5.375%	6/1/18	255	276
7	Bayer US Finance LLC	1.500%	10/6/17	475	476
7	Bayer US Finance LLC	2.375%	10/8/19	1,425	1,443
	Becton Dickinson and Co.	1.800%	12/15/17	400	402
	Becton Dickinson and Co.	2.675%	12/15/19	185	188
	Biogen Inc.	6.875%	3/1/18	120	134
	Biogen Inc.	2.900%	9/15/20	3,030	3,051
	Boston Scientific Corp.	2.650%	10/1/18	540	547
	Boston Scientific Corp.	2.850%	5/15/20	400	400
	Bottling Group LLC	5.500%	4/1/16	301	308
	Bottling Group LLC	5.125%	1/15/19	100	110
	Cardinal Health Inc.	1.900%	6/15/17	170	171
	Cardinal Health Inc.	1.700%	3/15/18	495	496
	Cardinal Health Inc.	1.950%	6/15/18	700	702
7	Cargill Inc.	1.900%	3/1/17	655	660
7	Cargill Inc.	6.000%	11/27/17	300	327
11	Cargill Inc.	1.875%	9/4/19	234	272
11	Cargill Inc.	2.500%	2/15/23	490	560
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	100	102
	Celgene Corp.	2.875%	8/15/20	1,110	1,121
	Clorox Co.	5.950%	10/15/17	120	131
	Coca-Cola Co.	1.650%	3/14/18	100	101
	Coca-Cola Co.	1.150%	4/1/18	245	245
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	450	457
	ConAgra Foods Inc.	1.300%	1/25/16	660	661
	ConAgra Foods Inc.	5.819%	6/15/17	74	79
	ConAgra Foods Inc.	1.900%	1/25/18	1,165	1,158
	ConAgra Foods Inc.	2.100%	3/15/18	68	68
	ConAgra Foods Inc.	7.000%	4/15/19	101	116
	ConAgra Foods Inc.	3.200%	1/25/23	100	96
	Constellation Brands Inc.	3.875%	11/15/19	250	257
	Constellation Brands Inc.	3.750%	5/1/21	120	119
	Covidien International Finance SA	6.000%	10/15/17	1,193	1,304
	CR Bard Inc.	1.375%	1/15/18	345	343
	Diageo Capital plc	1.125%	4/29/18	170	169
	Edwards Lifesciences Corp.	2.875%	10/15/18	600	613
	Express Scripts Holding Co.	2.650%	2/15/17	1,222	1,241
	General Mills Inc.	5.700%	2/15/17	219	232
	General Mills Inc.	5.650%	2/15/19	300	334
	Gilead Sciences Inc.	3.050%	12/1/16	623	638
	Gilead Sciences Inc.	2.550%	9/1/20	965	970
	Gilead Sciences Inc.	4.500%	4/1/21	650	707

	Gilead Sciences Inc.	4.400%	12/1/21	820	889
	Hershey Co.	1.600%	8/21/18	560	566
	Ingredion Inc.	1.800%	9/25/17	144	144
7	JM Smucker Co.	1.750%	3/15/18	600	602
7	JM Smucker Co.	2.500%	3/15/20	830	832
	Kraft Foods Group Inc.	2.250%	6/5/17	228	231
	Kraft Foods Group Inc.	6.125%	8/23/18	291	325
7	Kraft Heinz Foods Co.	2.800%	7/2/20	800	805
	Kroger Co.	1.200%	10/17/16	160	160
	Kroger Co.	2.200%	1/15/17	185	187
	Kroger Co.	6.800%	12/15/18	150	172
	Kroger Co.	2.300%	1/15/19	760	765
	Laboratory Corp. of America Holdings	2.625%	2/1/20	235	236
11	Luxottica Group SPA	3.625%	3/19/19	550	678
	McKesson Corp.	0.950%	12/4/15	600	600
	McKesson Corp.	3.250%	3/1/16	413	417
	McKesson Corp.	5.700%	3/1/17	150	159
	McKesson Corp.	2.284%	3/15/19	750	752
	Medco Health Solutions Inc.	7.125%	3/15/18	805	903
	Medtronic Inc.	1.500%	3/15/18	675	677
	Medtronic Inc.	2.500%	3/15/20	1,940	1,968
	Medtronic Inc.	4.450%	3/15/20	200	219
	Medtronic Inc.	3.150%	3/15/22	250	254
	Mondelez International Inc.	4.125%	2/9/16	862	872
	Mondelez International Inc.	2.250%	2/1/19	1,080	1,087
11	Mondelez International Inc.	2.375%	1/26/21	216	253
11	Mondelez International Inc.	1.000%	3/7/22	724	781
	Mylan Inc.	1.800%	6/24/16	775	775
	Newell Rubbermaid Inc.	2.050%	12/1/17	315	316
	Newell Rubbermaid Inc.	2.875%	12/1/19	325	328
	PepsiCo Inc.	5.000%	6/1/18	330	361
	PepsiCo Inc.	7.900%	11/1/18	320	378
	PepsiCo Inc.	2.250%	1/7/19	100	102
	PepsiCo Inc.	4.500%	1/15/20	400	443
	PepsiCo Inc.	1.850%	4/30/20	1,150	1,144
7	Pernod Ricard SA	2.950%	1/15/17	1,455	1,484
7	Pernod Ricard SA	4.450%	1/15/22	225	237
	Perrigo Co. plc	2.300%	11/8/18	355	351
	Pfizer Inc.	6.200%	3/15/19	1,290	1,474
	Pharmacia Corp.	6.500%	12/1/18	200	230
	Philip Morris International Inc.	2.500%	5/16/16	515	521
	Philip Morris International Inc.	1.125%	8/21/17	125	125
	Philip Morris International Inc.	5.650%	5/16/18	510	563
	Procter & Gamble Co.	4.850%	12/15/15	75	76
	Quest Diagnostics Inc.	2.700%	4/1/19	465	472
7	Reynolds American Inc.	3.500%	8/4/16	620	631
	Reynolds American Inc.	6.750%	6/15/17	271	293
	Reynolds American Inc.	2.300%	6/12/18	700	708
7	Reynolds American Inc.	8.125%	6/23/19	481	571
	Reynolds American Inc.	3.250%	6/12/20	1,070	1,100
7	Roche Holdings Inc.	2.250%	9/30/19	705	715
	Sanofi	1.250%	4/10/18	1,130	1,127
	St. Jude Medical Inc.	2.500%	1/15/16	495	497
	St. Jude Medical Inc.	2.800%	9/15/20	400	402
	Stryker Corp.	1.300%	4/1/18	282	281
	Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	870	880
	Thermo Fisher Scientific Inc.	3.200%	3/1/16	510	515

Thermo Fisher Scientific Inc.	2.250%	8/15/16	355	358
Tyson Foods Inc.	6.600%	4/1/16	978	1,005
Tyson Foods Inc.	2.650%	8/15/19	1,455	1,467
Tyson Foods Inc.	4.500%	6/15/22	250	266
Whirlpool Corp.	6.500%	6/15/16	75	78
Wyeth LLC	5.450%	4/1/17	80	85
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	465	466
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	580	584
Zoetis Inc.	1.875%	2/1/18	35	35

Energy (3.9%)
Anadarko Petroleum Corp.	5.950%	9/15/16	865	899
Anadarko Petroleum Corp.	6.375%	9/15/17	333	359
BP Capital Markets plc	3.200%	3/11/16	1,050	1,062
BP Capital Markets plc	2.248%	11/1/16	735	744
BP Capital Markets plc	1.846%	5/5/17	725	732
BP Capital Markets plc	1.375%	11/6/17	550	549
BP Capital Markets plc	1.375%	5/10/18	2,025	2,011
BP Capital Markets plc	2.241%	9/26/18	705	713
9 BP Capital Markets plc	4.750%	11/15/18	250	183
BP Capital Markets plc	4.750%	3/10/19	730	799
BP Capital Markets plc	2.237%	5/10/19	500	504
BP Capital Markets plc	2.315%	2/13/20	1,350	1,355
Canadian Natural Resources Ltd.	1.750%	1/15/18	250	247
Cenovus Energy Inc.	5.700%	10/15/19	579	632
Chevron Corp.	1.345%	11/15/17	435	436
Chevron Corp.	1.104%	12/5/17	300	299
Chevron Corp.	1.365%	3/2/18	675	675
Chevron Corp.	1.718%	6/24/18	900	907
Chevron Corp.	2.193%	11/15/19	100	101
Chevron Corp.	1.961%	3/3/20	595	593
Chevron Corp.	2.427%	6/24/20	600	607
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	780	817
ConocoPhillips Co.	2.200%	5/15/20	700	700
Dominion Gas Holdings LLC	2.500%	12/15/19	500	505
Dominion Gas Holdings LLC	3.550%	11/1/23	300	300
El Paso Natural Gas Co. LLC	5.950%	4/15/17	250	264
7 Enable Midstream Partners LP	2.400%	5/15/19	470	446
5 Enbridge Energy Partners LP	8.050%	10/1/77	30	29
Energy Transfer Partners LP	6.125%	2/15/17	515	542
Energy Transfer Partners LP	2.500%	6/15/18	450	449
Energy Transfer Partners LP	6.700%	7/1/18	990	1,085
Energy Transfer Partners LP	4.150%	10/1/20	425	430
Energy Transfer Partners LP	5.200%	2/1/22	195	195
Ensco plc	4.700%	3/15/21	320	269
Enterprise Products Operating LLC	1.650%	5/7/18	810	805
Enterprise Products Operating LLC	2.550%	10/15/19	70	70
Enterprise Products Operating LLC	5.250%	1/31/20	210	231
Enterprise Products Operating LLC	5.200%	9/1/20	75	83
Enterprise Products Operating LLC	3.750%	2/15/25	435	416
EOG Resources Inc.	5.875%	9/15/17	50	54
EOG Resources Inc.	5.625%	6/1/19	175	197
EOG Resources Inc.	4.400%	6/1/20	800	873
EOG Resources Inc.	2.625%	3/15/23	200	194
Exxon Mobil Corp.	1.912%	3/6/20	800	803
7 GS Caltex Corp.	5.500%	10/15/15	135	135
Kinder Morgan Energy Partners LP	3.500%	3/1/16	420	424

Kinder Morgan Energy Partners LP	6.000%	2/1/17	395	413
Kinder Morgan Energy Partners LP	5.950%	2/15/18	480	513
Kinder Morgan Energy Partners LP	2.650%	2/1/19	440	433
Kinder Morgan Energy Partners LP	6.500%	4/1/20	425	470
Kinder Morgan Inc.	7.000%	6/15/17	570	608
Kinder Morgan Inc.	7.250%	6/1/18	350	386
Marathon Oil Corp.	0.900%	11/1/15	360	360
Marathon Oil Corp.	5.900%	3/15/18	315	340
Marathon Oil Corp.	2.700%	6/1/20	800	775
Nabors Industries Inc.	2.350%	9/15/16	400	396
Nabors Industries Inc.	6.150%	2/15/18	460	485
Noble Holding International Ltd.	3.050%	3/1/16	370	369
Occidental Petroleum Corp.	1.750%	2/15/17	2,070	2,088
Occidental Petroleum Corp.	1.500%	2/15/18	1,140	1,138
ONEOK Partners LP	3.200%	9/15/18	280	281
ONEOK Partners LP	8.625%	3/1/19	190	221
Petro-Canada	6.050%	5/15/18	115	127
Phillips 66	2.950%	5/1/17	935	957
Pioneer Natural Resources Co.	6.650%	3/15/17	120	127
Pioneer Natural Resources Co.	6.875%	5/1/18	225	246
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	235	251
Pride International Inc.	8.500%	6/15/19	200	206
Pride International Inc.	6.875%	8/15/20	385	365
Shell International Finance BV	5.200%	3/22/17	375	397
Shell International Finance BV	1.125%	8/21/17	100	100
Shell International Finance BV	1.900%	8/10/18	100	101
Shell International Finance BV	2.000%	11/15/18	325	328
Shell International Finance BV	4.300%	9/22/19	750	816
Shell International Finance BV	2.125%	5/11/20	1,300	1,301
7 Southern Natural Gas Co. LLC	5.900%	4/1/17	270	284
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	155	160
Southwestern Energy Co.	3.300%	1/23/18	300	295
Southwestern Energy Co.	7.500%	2/1/18	500	539
Southwestern Energy Co.	4.050%	1/23/20	1,100	1,104
Spectra Energy Partners LP	2.950%	9/25/18	230	233
Suncor Energy Inc.	6.100%	6/1/18	80	89
Total Capital Canada Ltd.	1.450%	1/15/18	1,045	1,047
Total Capital International SA	1.500%	2/17/17	615	619
Total Capital International SA	1.550%	6/28/17	485	489
Total Capital International SA	2.125%	1/10/19	980	994
Total Capital International SA	2.100%	6/19/19	400	406
Total Capital SA	2.125%	8/10/18	275	279
5 TransCanada PipeLines Ltd.	6.350%	5/15/67	115	97
Transocean Inc.	5.550%	12/15/16	1,415	1,397
Transocean Inc.	3.000%	10/15/17	1,555	1,415
Transocean Inc.	6.000%	3/15/18	465	424
Weatherford International LLC	6.350%	6/15/17	360	369
Weatherford International Ltd.	5.500%	2/15/16	240	242
Weatherford International Ltd.	6.000%	3/15/18	225	227
Weatherford International Ltd.	5.125%	9/15/20	300	267
Western Gas Partners LP	2.600%	8/15/18	160	160
Williams Partners LP	3.600%	3/15/22	500	461
7 Woodside Finance Ltd.	8.750%	3/1/19	250	296

	Other Industrial (0.2%)
11	G4S International Finance plc	2.625%	12/6/18	263	309
7	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	900	1,060
7	Hutchison Whampoa International 14 Ltd.	1.625%	10/31/17	970	964

	Technology (2.9%)
	Adobe Systems Inc.	4.750%	2/1/20	475	523
	Altera Corp.	1.750%	5/15/17	185	186
	Altera Corp.	2.500%	11/15/18	1,205	1,226
	Amphenol Corp.	2.550%	1/30/19	200	202
	Apple Inc.	0.900%	5/12/17	425	426
	Apple Inc.	1.000%	5/3/18	590	587
	Apple Inc.	2.100%	5/6/19	1,635	1,662
	Apple Inc.	1.550%	2/7/20	465	460
	Apple Inc.	2.000%	5/6/20	615	617
	Apple Inc.	2.850%	5/6/21	875	898
	Applied Materials Inc.	2.650%	6/15/16	200	203
	Applied Materials Inc.	2.625%	10/1/20	580	582
	Autodesk Inc.	3.125%	6/15/20	585	594
	Baidu Inc.	2.250%	11/28/17	385	385
	Baidu Inc.	3.250%	8/6/18	825	840
	Baidu Inc.	2.750%	6/9/19	425	421
	CA Inc.	3.600%	8/1/20	255	260
	Cisco Systems Inc.	1.650%	6/15/18	460	463
	Cisco Systems Inc.	4.950%	2/15/19	980	1,081
	Cisco Systems Inc.	2.125%	3/1/19	815	825
	Cisco Systems Inc.	4.450%	1/15/20	650	716
	Cisco Systems Inc.	2.450%	6/15/20	215	219
	Computer Sciences Corp.	6.500%	3/15/18	525	577
	Corning Inc.	1.450%	11/15/17	495	495
	Corning Inc.	1.500%	5/8/18	670	671
	Corning Inc.	6.625%	5/15/19	135	155
	EMC Corp.	1.875%	6/1/18	490	491
	EMC Corp.	2.650%	6/1/20	290	293
	Fidelity National Information Services Inc.	1.450%	6/5/17	270	268
	Fidelity National Information Services Inc.	2.000%	4/15/18	70	70
	Fiserv Inc.	2.700%	6/1/20	295	297
7	Hewlett Packard Enterprise Co.	2.450%	10/5/17	960	959
7	Hewlett Packard Enterprise Co.	2.850%	10/5/18	960	959
7	Hewlett Packard Enterprise Co.	3.600%	10/15/20	850	850
	Hewlett-Packard Co.	3.000%	9/15/16	1,765	1,797
	Hewlett-Packard Co.	3.300%	12/9/16	354	362
	Hewlett-Packard Co.	5.400%	3/1/17	360	379
	Hewlett-Packard Co.	2.600%	9/15/17	105	107
	Hewlett-Packard Co.	5.500%	3/1/18	170	185
	Hewlett-Packard Co.	2.750%	1/14/19	490	499
	Intel Corp.	1.950%	10/1/16	250	253
	Intel Corp.	1.350%	12/15/17	1,897	1,904
	Intel Corp.	2.450%	7/29/20	325	329
	Intel Corp.	3.300%	10/1/21	185	193
	International Business Machines Corp.	1.250%	2/6/17	400	403
	International Business Machines Corp.	5.700%	9/14/17	691	751
	International Business Machines Corp.	1.250%	2/8/18	300	300
	International Business Machines Corp.	7.625%	10/15/18	155	182
	International Business Machines Corp.	1.950%	2/12/19	635	638
	KLA-Tencor Corp.	2.375%	11/1/17	335	337
	KLA-Tencor Corp.	3.375%	11/1/19	90	92

	Lam Research Corp.	2.750%	3/15/20	580	570
	Oracle Corp.	1.200%	10/15/17	695	695
	Oracle Corp.	5.750%	4/15/18	400	442
	Oracle Corp.	2.375%	1/15/19	1,330	1,357
	Oracle Corp.	5.000%	7/8/19	330	368
	Oracle Corp.	2.250%	10/8/19	1,955	1,978
	Oracle Corp.	2.800%	7/8/21	770	780
	Pitney Bowes Inc.	5.750%	9/15/17	20	21
	Pitney Bowes Inc.	5.600%	3/15/18	120	130
	QUALCOMM Inc.	1.400%	5/18/18	425	423
	QUALCOMM Inc.	2.250%	5/20/20	210	210
	Seagate HDD Cayman	3.750%	11/15/18	690	706
	Tyco Electronics Group SA	6.550%	10/1/17	130	142
	Tyco Electronics Group SA	2.375%	12/17/18	350	353
	Tyco Electronics Group SA	2.350%	8/1/19	455	457
	Xerox Corp.	5.625%	12/15/19	325	360
	Xerox Corp.	2.750%	9/1/20	285	278
	Xilinx Inc.	2.125%	3/15/19	780	783

	Transportation (1.2%)
5,7	AA Aircraft Financing 2013-1 LLC	6.500%	11/1/17	431	439
5,7	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	671	684
	Canadian Pacific Railway Co.	6.500%	5/15/18	250	280
	Canadian Pacific Railway Co.	7.250%	5/15/19	211	247
5	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	100	104
5	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	27	28
5	Continental Airlines 1998-1 Class B Pass
	Through Trust	6.748%	9/15/18	87	90
5	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	20	21
5	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	111	125
5	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	322	355
5	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	65	67
	Continental Airlines 2012-3 Class C Pass
	Thru Certificates	6.125%	4/29/18	1,235	1,284
	CSX Corp.	6.250%	3/15/18	707	785
5	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	406	463
5	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	593	670
5	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	334	360
5	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	11/23/20	126	133
5	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	67	70
7	ERAC USA Finance LLC	1.400%	4/15/16	225	226
7	ERAC USA Finance LLC	6.375%	10/15/17	280	306
7	ERAC USA Finance LLC	2.800%	11/1/18	430	440
7	ERAC USA Finance LLC	2.350%	10/15/19	285	285

5	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	173	169
7	HPHT Finance 15 Ltd.	2.250%	3/17/18	695	694
	JB Hunt Transport Services Inc.	2.400%	3/15/19	120	121
5,6,1JetBlue Airways 2004-2 G-2 Pass Through
3	Trust	0.771%	5/15/18	220	217
5	Northwest Airlines 2007-1 Class B Pass
	Through Trust	8.028%	11/1/17	561	611
	Ryder System Inc.	5.850%	11/1/16	210	220
	Ryder System Inc.	2.500%	3/1/17	325	329
	Ryder System Inc.	2.450%	11/15/18	150	151
	Ryder System Inc.	2.350%	2/26/19	180	181
	Ryder System Inc.	2.550%	6/1/19	160	162
	Ryder System Inc.	2.650%	3/2/20	350	351
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	126	141
5	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	350	347
5,7	UAL 2009-2B Pass Through Trust	12.000%	7/15/17	60	62
	Union Pacific Corp.	5.750%	11/15/17	225	246
	Union Pacific Corp.	5.700%	8/15/18	710	795
	Union Pacific Corp.	2.250%	2/15/19	385	391
	Union Pacific Corp.	1.800%	2/1/20	200	199
	Union Pacific Corp.	2.250%	6/19/20	695	705
	United Continental Holdings Inc.	6.375%	6/1/18	140	147
	United Parcel Service Inc.	5.125%	4/1/19	1,180	1,319
	United Parcel Service of America Inc.	8.375%	4/1/20	780	993
					363,146
Utilities (4.1%)
	Electric (3.8%)
	Ameren Illinois Co.	6.125%	11/15/17	190	209
	Ameren Illinois Co.	6.250%	4/1/18	110	122
	American Electric Power Co. Inc.	1.650%	12/15/17	869	869
	Appalachian Power Co.	5.000%	6/1/17	141	149
	Arizona Public Service Co.	6.250%	8/1/16	100	104
	Arizona Public Service Co.	8.750%	3/1/19	691	840
	Baltimore Gas & Electric Co.	5.900%	10/1/16	170	178
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	1,070	1,173
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	890	892
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	400	401
	CenterPoint Energy Inc.	5.950%	2/1/17	510	539
	CenterPoint Energy Inc.	6.500%	5/1/18	170	189
	CMS Energy Corp.	6.550%	7/17/17	70	76
	CMS Energy Corp.	5.050%	2/15/18	1,105	1,193
	Commonwealth Edison Co.	5.950%	8/15/16	755	787
	Commonwealth Edison Co.	1.950%	9/1/16	855	862
	Commonwealth Edison Co.	6.150%	9/15/17	705	768
	Commonwealth Edison Co.	5.800%	3/15/18	880	969
	Commonwealth Edison Co.	2.150%	1/15/19	160	161
	Commonwealth Edison Co.	4.000%	8/1/20	445	480
	Commonwealth Edison Co.	3.400%	9/1/21	150	157
	Connecticut Light & Power Co.	5.500%	2/1/19	285	320
	Consumers Energy Co.	5.500%	8/15/16	46	48
	Consumers Energy Co.	5.150%	2/15/17	360	379
	Consumers Energy Co.	5.650%	9/15/18	325	361
	Consumers Energy Co.	6.125%	3/15/19	595	680
	Consumers Energy Co.	6.700%	9/15/19	820	962
	DTE Electric Co.	5.600%	6/15/18	409	451

	Duke Energy Carolinas LLC	5.250%	1/15/18	25	27
	Duke Energy Carolinas LLC	5.100%	4/15/18	825	899
	Duke Energy Carolinas LLC	7.000%	11/15/18	635	739
	Duke Energy Carolinas LLC	4.300%	6/15/20	300	330
	Duke Energy Carolinas LLC	3.900%	6/15/21	115	124
	Duke Energy Corp.	2.100%	6/15/18	225	228
	Duke Energy Corp.	6.250%	6/15/18	510	568
	Duke Energy Corp.	5.050%	9/15/19	300	331
	Duke Energy Florida LLC	5.800%	9/15/17	275	299
	Duke Energy Florida LLC	5.650%	6/15/18	950	1,053
	Duke Energy Florida LLC	4.550%	4/1/20	445	491
	Duke Energy Indiana Inc.	3.750%	7/15/20	345	369
	Duke Energy Progress Inc.	5.250%	12/15/15	370	374
7	EDP Finance BV	6.000%	2/2/18	705	749
7	EDP Finance BV	4.900%	10/1/19	465	484
7	EDP Finance BV	4.125%	1/15/20	890	901
	Entergy Corp.	4.700%	1/15/17	305	313
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	30	33
	Entergy Louisiana LLC	6.500%	9/1/18	340	385
	Eversource Energy	1.450%	5/1/18	510	506
	Eversource Energy	4.500%	11/15/19	95	103
	Exelon Corp.	1.550%	6/9/17	600	599
	Exelon Corp.	2.850%	6/15/20	510	514
	Exelon Corp.	3.950%	6/15/25	350	354
	Exelon Generation Co. LLC	6.200%	10/1/17	390	421
	Exelon Generation Co. LLC	2.950%	1/15/20	440	445
	FirstEnergy Corp.	2.750%	3/15/18	555	557
	FirstEnergy Corp.	4.250%	3/15/23	630	633
7	FirstEnergy Transmission LLC	4.350%	1/15/25	690	705
	Florida Power & Light Co.	2.750%	6/1/23	330	328
	Florida Power & Light Co.	3.250%	6/1/24	245	251
5,7	FPL Energy Marcus Hook LP	7.590%	7/10/18	391	410
	Georgia Power Co.	5.400%	6/1/18	185	203
	Kentucky Utilities Co.	3.250%	11/1/20	50	52
	LG&E and KU Energy LLC	3.750%	11/15/20	325	340
	Louisville Gas & Electric Co.	1.625%	11/15/15	140	140
	MidAmerican Energy Co.	5.950%	7/15/17	340	367
	MidAmerican Energy Co.	5.300%	3/15/18	918	999
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	310	310
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	200	202
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	280	299
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	750	818
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	590	738
	National Rural Utilities Cooperative Finance
	Corp.	2.150%	2/1/19	640	645
	National Rural Utilities Cooperative Finance
	Corp.	2.300%	11/15/19	335	338
	National Rural Utilities Cooperative Finance
	Corp.	2.000%	1/27/20	500	495
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	930	932
	Nevada Power Co.	6.500%	5/15/18	771	864

	Nevada Power Co.	6.500%	8/1/18	225	254
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	210	234
	NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	470	469
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	730	736
	NSTAR Electric Co.	5.625%	11/15/17	120	131
	NV Energy Inc.	6.250%	11/15/20	290	335
	Ohio Power Co.	6.000%	6/1/16	240	248
	Pacific Gas & Electric Co.	5.625%	11/30/17	1,220	1,321
	Pacific Gas & Electric Co.	8.250%	10/15/18	770	913
	Pacific Gas & Electric Co.	3.500%	10/1/20	800	842
	Pacific Gas & Electric Co.	4.250%	5/15/21	210	227
	PacifiCorp	5.650%	7/15/18	490	543
	PacifiCorp	5.500%	1/15/19	114	128
	PacifiCorp	3.850%	6/15/21	100	107
	Pennsylvania Electric Co.	6.050%	9/1/17	140	152
	PPL Capital Funding Inc.	1.900%	6/1/18	310	310
	Public Service Electric & Gas Co.	5.300%	5/1/18	200	219
	Public Service Electric & Gas Co.	2.300%	9/15/18	685	699
	Puget Sound Energy Inc.	4.300%	5/20/45	60	61
	SCANA Corp.	4.750%	5/15/21	185	195
	Sierra Pacific Power Co.	6.000%	5/15/16	457	472
	South Carolina Electric & Gas Co.	5.250%	11/1/18	30	33
	South Carolina Electric & Gas Co.	6.500%	11/1/18	294	337
	Southern California Edison Co.	1.125%	5/1/17	160	160
	Southern California Edison Co.	5.500%	8/15/18	120	133
	Southern Co.	2.750%	6/15/20	870	868
	Southwestern Electric Power Co.	5.550%	1/15/17	50	53
	Southwestern Electric Power Co.	5.875%	3/1/18	245	269
	Tampa Electric Co.	6.100%	5/15/18	525	583
	TECO Finance Inc.	6.572%	11/1/17	244	268
	Union Electric Co.	6.400%	6/15/17	380	410
	Union Electric Co.	6.700%	2/1/19	400	461
	Virginia Electric & Power Co.	5.400%	4/30/18	145	159
	Xcel Energy Inc.	1.200%	6/1/17	345	344

	Natural Gas (0.3%)
11	2i Rete Gas SPA	1.750%	7/16/19	563	645
	Atmos Energy Corp.	8.500%	3/15/19	240	289
	Sempra Energy	6.500%	6/1/16	1,902	1,968
	Sempra Energy	2.300%	4/1/17	945	956
	Sempra Energy	6.150%	6/15/18	330	366
	Sempra Energy	2.400%	3/15/20	235	234

	Other Utility (0.0%)
	American Water Capital Corp.	6.085%	10/15/17	210	229

					53,945
Total Corporate Bonds (Cost $785,829)					785,667
Sovereign Bonds (U.S. Dollar-Denominated) (6.4%)
	Abu Dhabi National Energy Co. PJSC	4.125%	3/13/17	200	206
7	Banco de Costa Rica	5.250%	8/12/18	200	200
7	Banco del Estado de Chile	2.000%	11/9/17	200	200
7	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	250	257
	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	800	811

7	Banco Nacional de Desenvolvimento
	Economico e Social	3.375%	9/26/16	100	100
	Banco Nacional de Desenvolvimento
	Economico e Social	6.369%	6/16/18	170	164
	Banco Nacional de Desenvolvimento
	Economico e Social	6.500%	6/10/19	100	96
7	Bank Nederlandse Gemeenten	0.875%	2/21/17	500	501
7	Bank Nederlandse Gemeenten	2.500%	1/23/23	50	51
7	Bermuda	4.138%	1/3/23	200	199
7	Bermuda	4.854%	2/6/24	200	209
7	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	125	126
7	Caixa Economica Federal	2.375%	11/6/17	125	113
7	CDP Financial Inc.	3.150%	7/24/24	670	681
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	400	300
7	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	200	202
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	825	823
7	CNPC General Capital Ltd.	2.750%	4/19/17	125	127
7	CNPC General Capital Ltd.	2.750%	5/14/19	235	235
	Corp Andina de Fomento	4.375%	6/15/22	810	886
	Corp. Andina de Fomento	3.750%	1/15/16	1,830	1,846
	Corp. Andina de Fomento	5.750%	1/12/17	100	105
	Corp. Andina de Fomento	7.790%	3/1/17	230	250
	Corp. Andina de Fomento	1.500%	8/8/17	210	210
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	153
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	200	198
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	600	597
7	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	525	481
7	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	200	200
7	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	200	197
14	Development Bank of Japan Inc.	2.750%	3/15/16	100	100
14	Development Bank of Japan Inc.	5.125%	2/1/17	200	211
7	Development Bank of Kazakhstan JSC	5.500%	12/20/15	300	302
7,15 Dexia Credit Local SA		1.250%	10/18/16	300	301
	Ecopetrol SA	7.375%	9/18/43	100	92
	Ecopetrol SA	5.875%	5/28/45	525	398
7	Electricite de France SA	1.150%	1/20/17	1,390	1,392
7	Electricite de France SA	2.150%	1/22/19	810	817
7	Electricite de France SA	6.000%	1/22/14	60	64
9	Emirates NBD PJSC	5.750%	5/8/19	300	221
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	1,000	937
7	Export-Import Bank of China	2.850%	9/16/20	275	276
	Export-Import Bank of Korea	3.750%	10/20/16	705	723
	Export-Import Bank of Korea	4.000%	1/11/17	2,100	2,169
	Export-Import Bank of Korea	2.875%	9/17/18	300	309
7	Federation of Malaysia	2.991%	7/6/16	125	127
5	Federative Republic of Brazil	8.000%	1/15/18	250	262
	Federative Republic of Brazil	5.000%	1/27/45	1,200	900
7	Fondo MIVIVIENDA SA	3.375%	4/2/19	500	496
	Fondo MIVIVIENDA SA	3.375%	4/2/19	150	149
	Hydro-Quebec	2.000%	6/30/16	550	556
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	355	358
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	400	409
	IPIC GMTN Ltd.	3.125%	11/15/15	250	250
14	Japan Bank for International Cooperation	2.500%	1/21/16	500	503
14	Japan Bank for International Cooperation	2.500%	5/18/16	1,000	1,012
14	Japan Bank for International Cooperation	2.250%	7/13/16	910	921
14	Japan Bank for International Cooperation	1.750%	7/31/18	700	710

14	Japan Finance Organization for Municipalities	4.000%	1/13/21	250	278
	KazMunayGas National Co. JSC	9.125%	7/2/18	825	895
7	Kommunalbanken AS	2.375%	1/19/16	125	126
7	Kommunalbanken AS	0.875%	10/3/16	225	226
7	Kommunalbanken AS	1.125%	5/23/18	700	701
	Korea Development Bank	1.000%	1/22/16	200	200
	Korea Development Bank	3.250%	3/9/16	700	707
	Korea Development Bank	4.000%	9/9/16	200	205
	Korea Development Bank	3.250%	9/20/16	200	204
	Korea Development Bank	3.875%	5/4/17	675	700
	Korea Development Bank	2.250%	8/7/17	555	561
	Korea Development Bank	3.500%	8/22/17	575	595
	Korea Development Bank	1.500%	1/22/18	400	398
7	Korea Electric Power Corp.	3.000%	10/5/15	200	200
	Korea Electric Power Corp.	3.000%	10/5/15	700	700
7	Korea Expressway Corp.	1.625%	4/28/17	200	200
	Korea Expressway Corp.	1.625%	4/28/17	200	200
	Korea Expressway Corp.	1.875%	10/22/17	515	516
	Korea Gas Corp.	2.875%	7/29/18	200	205
7	Korea National Oil Corp.	2.875%	11/9/15	100	100
7	Korea National Oil Corp.	4.000%	10/27/16	525	542
	Korea National Oil Corp.	2.750%	1/23/19	350	357
7	Korea Resources Corp.	2.125%	5/2/18	125	125
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	200	204
	Majapahit Holding BV	8.000%	8/7/19	400	447
	North American Development Bank	2.300%	10/10/18	150	152
7	OCP SA	5.625%	4/25/24	200	204
16	Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,600	1,600
16	Oesterreichische Kontrollbank AG	2.000%	6/3/16	650	657
7	Ooredoo International Finance Ltd.	3.375%	10/14/16	375	381
7	Ooredoo International Finance Ltd.	3.250%	2/21/23	125	122
5	Oriental Republic of Uruguay	5.100%	6/18/50	25	21
7	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	200	207
	Petrobras Global Finance BV	1.953%	5/20/16	425	401
	Petrobras Global Finance BV	2.000%	5/20/16	170	164
	Petrobras Global Finance BV	2.429%	1/15/19	300	210
	Petrobras Global Finance BV	3.000%	1/15/19	440	318
	Petrobras Global Finance BV	4.875%	3/17/20	665	485
	Petrobras Global Finance BV	6.850%	6/5/15	90	58
	Petrobras International Finance Co. SA	3.875%	1/27/16	2,141	2,109
	Petrobras International Finance Co. SA	6.125%	10/6/16	445	429
	Petrobras International Finance Co. SA	5.875%	3/1/18	1,130	928
	Petrobras International Finance Co. SA	7.875%	3/15/19	145	120
	Petrobras International Finance Co. SA	5.750%	1/20/20	55	41
	Petrobras International Finance Co. SA	6.875%	1/20/40	165	107
	Petrobras International Finance Co. SA	6.750%	1/27/41	35	23
	Petroleos Mexicanos	5.750%	3/1/18	2,540	2,688
	Petroleos Mexicanos	8.000%	5/3/19	970	1,102
	Petroleos Mexicanos	5.500%	1/21/21	1,860	1,954
	Petroleos Mexicanos	4.875%	1/24/22	885	878
	Province of British Columbia	2.100%	5/18/16	200	202
	Province of British Columbia	1.200%	4/25/17	225	226
	Province of Manitoba	1.300%	4/3/17	775	781
	Province of New Brunswick	2.750%	6/15/18	10	10
	Province of Ontario	2.300%	5/10/16	1,775	1,794
	Province of Ontario	1.200%	2/14/18	300	300
	Province of Ontario	3.000%	7/16/18	275	288

	Province of Ontario	1.875%	5/21/20	230	231
	Quebec	5.000%	3/1/16	250	255
	Quebec	3.500%	7/29/20	250	270
	Quebec	2.750%	8/25/21	715	741
	Quebec	2.625%	2/13/23	150	153
5,7	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	105	112
5	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	189	201
	Republic of Colombia	4.375%	7/12/21	235	239
5	Republic of Colombia	4.500%	1/28/26	200	194
5	Republic of Colombia	5.000%	6/15/45	250	215
	Republic of Croatia	6.250%	4/27/17	1,360	1,421
	Republic of Hungary	4.000%	3/25/19	800	831
	Republic of Indonesia	6.875%	3/9/17	115	123
	Republic of Indonesia	6.875%	1/17/18	280	307
	Republic of Indonesia	5.875%	3/13/20	1,550	1,686
	Republic of Indonesia	3.375%	4/15/23	200	181
11	Republic of Indonesia	3.375%	7/30/25	430	442
	Republic of Italy	4.750%	1/25/16	1,255	1,270
	Republic of Kazakhstan	6.500%	7/21/45	800	750
	Republic of Korea	5.125%	12/7/16	250	262
	Republic of Namibia	5.500%	11/3/21	100	103
	Republic of Poland	6.375%	7/15/19	1,080	1,250
	Republic of Poland	5.125%	4/21/21	350	394
	Republic of Poland	5.000%	3/23/22	835	932
	Republic of Poland	4.000%	1/22/24	200	211
	Republic of Romania	4.375%	8/22/23	200	208
	Republic of Serbia	5.250%	11/21/17	200	207
7	Republic of Slovenia	5.250%	2/18/24	300	334
	Republic of Turkey	7.000%	9/26/16	2,135	2,232
	Republic of Turkey	7.500%	7/14/17	2,660	2,875
	Republic of Turkey	6.750%	4/3/18	1,350	1,458
	Republic of Turkey	7.000%	3/11/19	400	440
	Republic of Turkey	3.250%	3/23/23	400	356
	Republic of Turkey	4.250%	4/14/26	265	239
	Republic of Turkey	4.875%	4/16/43	235	196
5,7	Rio Oil Finance Trust Series 2014-3	6.750%	1/6/27	340	221
	SABIC Capital II BV	2.625%	10/3/18	400	402
7	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	180	187
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	600	623
	State Bank of India	4.125%	8/1/17	800	827
	State of Israel	5.500%	11/9/16	125	131
	State of Israel	4.000%	6/30/22	200	217
	Statoil ASA	1.800%	11/23/16	100	101
	Statoil ASA	3.125%	8/17/17	175	181
	Statoil ASA	1.200%	1/17/18	1,225	1,220
	Statoil ASA	2.250%	11/8/19	500	506
	Svensk Exportkredit AB	1.750%	10/20/15	1,550	1,551
	Svensk Exportkredit AB	2.125%	7/13/16	600	608
	Svensk Exportkredit AB	1.750%	5/30/17	100	102
	Svensk Exportkredit AB	1.125%	4/5/18	250	250
7	Temasek Financial I Ltd.	4.300%	10/25/19	250	275
7	Turkiye Halk Bankasi AS	4.875%	7/19/17	200	202
	United Mexican States	5.625%	1/15/17	285	302
	United Mexican States	4.000%	10/2/23	150	153
	United Mexican States	5.750%	10/12/10	130	119
Total Sovereign Bonds (Cost $84,793)					83,738

Taxable Municipal Bonds (0.4%)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	1.871%	12/1/19	200	202
California GO	5.950%	3/1/18	650	720
California GO	6.200%	10/1/19	350	412
Colorado Housing & Finance Authority
Employment Compensation Special
Assessment Revenue	1.600%	5/15/16	400	403
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	1.298%	7/1/16	200	201
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	150	152
George Washington University District of
Columbia GO	3.485%	9/15/22	200	208
Harris County TX Toll Road Revenue	1.361%	8/15/17	250	251
Illinois GO	4.961%	3/1/16	700	711
Illinois GO	5.365%	3/1/17	220	229
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.217%	1/1/19	150	153
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	750	774
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%	2/1/22	350	365
6 Mississippi GO (Nissan North America, Inc.
Project)	0.897%	11/1/17	300	301
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	20	21
University of California Revenue	2.054%	5/15/18	100	102
University of California Revenue	1.745%	5/15/19	250	253
Total Taxable Municipal Bonds (Cost $5,338)				5,458

			Shares
Convertible Preferred Stocks (0.0%)
10 Lehman Brothers Holdings Inc. Pfd. (Cost $694)	7.250%		700	—

Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
17 Vanguard Market Liquidity Fund (Cost $8,900)	0.189%		8,900,132	8,900

Total Investments (100.1%) (Cost $1,311,311)				1,311,798
		Expiration Date	Contracts
Liability for Options Written (0.0%)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.00		10/23/15	73	(39)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.50		10/23/15	8	(3)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00		10/23/15	8	(2)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.50		10/23/15	2	—
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		10/23/15	65	(9)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		10/23/15	2	—
Total Liability for Options Written (Premiums received $54)				(53)
Other Assets and Liabilities-Net (-0.1%)				(736)
Net Assets (100%)				1,311,009

1 Securities with a value of $520,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2 Securities with a value of $602,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $575,000 have been segregated as initial margin for open cleared swap contracts.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, theaggregate value of these securities was $164,928,000, representing 12.6% of net assets.
8 Security made only partial principal and/or interest payments during the period ended September 30, 2015.
9 Face amount denominated in Australian dollars.
10 Non-income-producing security--security in default.
11 Face amount denominated in Euro.
12 Face amount denominated in British pounds.
13 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14 Guaranteed by the Government of Japan.
15 Guaranteed by multiple countries.
16 Guaranteed by the Republic of Austria.

17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	165,616	—

Vanguard Short-Term Investment-Grade Portfolio

Asset-Backed/Commercial Mortgage-Backed Securities	—	255,270	7,149
Corporate Bonds	—	783,749	1,918
Sovereign Bonds	—	83,738	—
Taxable Municipal Bonds	—	5,458	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	8,900	—	—
Futures Contracts—Assets[1]	56	—	—
Futures Contracts—Liabilities[1]	(24)	—	—
Forward Currency Contracts—Assets	—	377	—
Forward Currency Contracts—Liabilities	—	(86)	—
Swap Contracts—Assets	19[1]	642	—
Swap Contracts—Liabilities	(4)[1]	(423)	—
Liability for Options Written	(53)	—	—
Total	8,894	1,294,341	9,067
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The portfolio uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Vanguard Short-Term Investment-Grade Portfolio

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2015	403	48,568	227
10-Year U.S. Treasury Note	September 2015	(98)	(12,616)	(11)
30-Year U.S. Treasury Bond	September 2015	(76)	(11,958)	(194)
Euro-Bobl	September 2015	(23)	(3,316)	(16)
Euro-Bund	September 2015	(16)	(2,792)	(44)
AUD 3-Year Treasury Bond	September 2015	(31)	(2,443)	(2)
2-Year U.S. Treasury Note	September 2015	9	1,971	5
Long Gilt	September 2015	(3)	(540)	(8)
Ultra Long U.S. Treasury Bond	September 2015	(2)	(321)	(6)
Euro-Schatz	September 2015	1	124	—
				(49)

Unrealized appreciation (depreciation) on open futures contracts except for AUD 3-Year Treasury Bond is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard Short-Term Investment-Grade Portfolio

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	10/2/15	EUR	6,420	USD	7,167	7
Credit Suisse International	10/2/15	AUD	3,170	USD	2,244	(18)
Morgan Stanley Capital Services LLC	10/2/15	GBP	1,237	USD	1,910	(40)
UBS AG	10/2/15	EUR	742	USD	847	(18)
Barclays Bank plc	10/2/15	EUR	32	USD	37	(1)
BNP Paribas	11/2/15	USD	7,199	EUR	6,446	(8)
Bank of America N.A.	10/2/15	USD	6,634	EUR	5,784	171
Credit Suisse International	11/2/15	USD	2,240	AUD	3,170	18
Morgan Stanley Capital Services LLC	10/2/15	USD	1,948	GBP	1,237	78
Morgan Stanley Capital Services LLC	11/2/15	USD	1,910	GBP	1,237	40
UBS AG	10/2/15	USD	1,845	AUD	2,570	41
Morgan Stanley Capital Services LLC	10/2/15	USD	912	EUR	809	7
UBS AG	10/2/15	USD	606	EUR	534	9
UBS AG	11/2/15	USD	281	EUR	253	(1)
JPMorgan Chase Bank N.A.	10/2/15	USD	281	AUD	400	—
UBS AG	11/2/15	USD	204	GBP	134	1
Morgan Stanley Capital Services LLC	11/2/15	USD	186	EUR	166	1
Barclays Bank plc	10/2/15	USD	143	AUD	200	3
Goldman Sachs Bank AG	10/2/15	USD	75	EUR	67	1
						291
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay

Vanguard Short-Term Investment-Grade Portfolio

the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each

Vanguard Short-Term Investment-Grade Portfolio

contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At September 30, 2015, the portfolio had the following open swap contracts.

Centrally Cleared Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date Counterparty		($000)	($000)	(%)	($000)
Credit Protection Sold

CDX.NA.IG.25.V1	12/20/20	CME	6,400	(43)	1.000	(22)

CME—Chicago Mercantile Exchange.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Bank of America Corp./Baa1	12/20/17	MSCS	420	7	1.000	12

Boeing Co./A2	9/20/18	GSCM	115	(1)	1.000	2
Energy Transfer Partners
LP/Baa3	6/20/17	BOANA	370	8	1.000	7

Federation of Malaysia/A3	9/20/20	BOANA	810	14	1.000	(33)

Federation of Malaysia/A3	9/20/20	GSCM	500	8	1.000	(20)

Federation of Malaysia/A3	12/20/20	BNPSW	310	12	1.000	(8)

Federation of Malaysia/A3	12/20/20	BNPSW	385	15	1.000	(10)

Federation of Malaysia/A3	12/20/20	GSCM	170	10	1.000	(1)

Vanguard Short-Term Investment-Grade Portfolio

Federation of Malaysia/A3	12/20/20	JPMC	700	29	1.000	(17)
Federation of Malaysia/A3	12/20/20	JPMC	485	33	1.000	2
Federative Republic of
Brazil/Baa3	9/20/20	JPMC	755	51	1.000	(65)
Federative Republic of
Brazil/Baa3	9/20/20	BARC	235	21	1.000	(15)
Federative Republic of
Brazil/Baa3	9/20/20	DBAG	470	47	1.000	(26)
Federative Republic of
Brazil/Baa3	9/20/20	GSCM	290	35	1.000	(9)
Federative Republic of
Brazil/Baa3	9/20/20	GSCM	340	40	1.000	(12)
Federative Republic of
Brazil/Baa3	9/20/20	JPMC	100	11	1.000	(5)
Federative Republic of
Brazil/Baa3	12/20/20	BNPSW	1,300	171	1.000	(37)
Federative Republic of
Brazil/Baa3	12/20/20	BNPSW	400	54	1.000	(10)
General Electric Capital
Corp./A1	12/20/19	DBAG	710	(13)	1.000	6
Goldman Sachs Group Inc./A3	12/20/17	MSCS	240	5	1.000	7
Goldman Sachs Group Inc./A3	3/20/20	BOANA	520	(4)	1.000	(2)
Hartford Financial Services
Group Inc./Baa2	3/20/18	GSCM	250	—	1.000	5
Peoples’ Republic of China/Aa3	9/20/20	BNPSW	120	1	1.000	(1)
Peoples’ Republic of China/Aa3	9/20/20	JPMC	595	(3)	1.000	(9)
Peoples’ Republic of China/Aa3	12/20/20	GSCM	365	4	1.000	(1)
Peoples’ Republic of China/Aa3	12/20/20	JPMC	180	(3)	1.000	—
Republic of Chile/Aa3	9/20/20	GSCM	230	(1)	1.000	(6)
Republic of Chile/Aa3	9/20/20	GSCM	375	(2)	1.000	(10)
Republic of Chile/Aa3	12/20/20	BARC	485	11	1.000	(1)
Republic of Chile/Aa3	12/20/20	BNPSW	300	2	1.000	(5)
Republic of Chile/Aa3	12/20/20	BOANA	235	6	1.000	—

Vanguard Short-Term Investment-Grade Portfolio
Republic of Chile/Aa3	12/20/20	JPMC	240	2	1.000	(3)
Republic of Chile/Aa3	12/20/20	JPMC	365	8	1.000	(1)
Republic of Colombia/Baa2	9/20/20	BARC	280	12	1.000	(6)
Republic of Colombia/Baa2	9/20/20	DBAG	465	24	1.000	(7)
Republic of Colombia/Baa2	9/20/20	JPMC	175	7	1.000	(5)
Republic of Colombia/Baa2	9/20/20	BOANA	345	19	1.000	(6)
Republic of Indonesia/Baa3	6920/20	MSCS	345	21	1.000	(2)
Republic of Indonesia/Baa3	9/20/20	BNPSW	195	10	1.000	(4)
Republic of Indonesia/Baa3	9/20/20	BOANA	220	12	1.000	(3)
Republic of Indonesia/Baa3	9/20/20	MSCS	195	10	1.000	(4)
Republic of Indonesia/Baa3	12/20/20	JPMC	370	26	1.000	(4)
Republic of Peru/A3	12/20/20	BNPSW	960	29	1.000	(17)
Republic of Peru/A3	12/20/20	JPMC	165	7	1.000	(1)
Republic of Turkey/Baa3	12/20/16	BNPSW	260	1	1.000	(2)
Republic of Turkey/Baa3	12/20/20	BNPSW	730	59	1.000	(11)
Russian Federation/Ba1	6/20/17	GSCM	380	17	1.000	5
Russian Federation/Ba1	6/20/17	GSCM	200	9	1.000	3
Russian Federation/Ba1	6/20/17	GSCM	460	20	1.000	6
Russian Federation/Ba1	12/20/20	BNPSW	450	50	1.000	(3)
Standard Chartered Bank/Aa2	12/20/20	MSCS	528	11	1.000	(3)
			20,088			(330)

Credit Protection Purchased
Aetna Inc.	12/20/19	CSFBI	475	13	(1.000)	(3)
Aetna Inc.	6/20/20	GSCM	470	17	(1.000)	1

Vanguard Short-Term Investment-Grade Portfolio

American International Group
Inc.	6/20/20	BOANA	280	5	(1.000)	(1)
American International Group
Inc.	6/20/20	BOANA	280	5	(1.000)	(1)
Bank of America Corp.	3/20/20	GSCM	520	7	(1.000)	2
El Du Pont De Nemours & Co.	9/20/18	BARC	125	2	(1.000)	(1)
El Du Pont De Nemours & Co.	9/20/18	BNPSW	125	2	(1.000)	(1)
El Du Pont De Nemours & Co.	9/20/18	CSFBI	165	3	(1.000)	(1)
El Du Pont De Nemours & Co.	9/20/18	DBAG	125	2	(1.000)	(1)
El Du Pont De Nemours & Co.	9/20/18	GSCM	125	2	(1.000)	(1)
Federal Express Corp.	12/20/18	GSCM	520	5	(1.000)	(8)
Intesa Sanpaolo SpA	6/20/19	DBAG	470	32	(3.000)	(6)
Intesa Sanpaolo SpA	12/20/19	BARC	355	3	(1.000)	2
Intesa Sanpaolo SpA	3/20/20	BOANA	430	2	(1.000)	1
McKesson Corp.	3/20/19	JPMC	430	11	(1.000)	(2)
McKesson Corp.	3/20/19	JPMC	430	10	(1.000)	(2)
Petroleo Brasileiro SA	6/20/16	MSCS	590	(6)	(1.000)	17
PPG Industries Inc.	3/20/18	GSCM	240	2	(1.000)	(3)
Republic of Korea	9/20/18	JPMC	200	1	(1.000)	(3)
United Mexican States	12/20/18	DBAG	100	(1)	(1.000)	—
United Mexican States	9/20/20	BARC	375	(7)	(1.000)	5
United Mexican States	9/20/20	GSCM	605	(14)	(1.000)	6
United Mexican States	9/20/20	JPMC	480	(11)	(1.000)	5
UnitedHealth Group Inc.	12/20/19	CSFBI	475	13	(1.000)	(4)
UnitedHealth Group Inc.	6/20/20	CSFBI	470	17	(1.000)	—
Wells Fargo & Co.	9/20/20	BOANA	620	13	(1.000)	—
			9,480			1
						(329)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.

Vanguard Short-Term Investment-Grade Portfolio

Centrally Cleared Interest Rate Swaps
				Fixed Interest			Unrealized
			Notional	Rate Received	Floating Interest		Appreciation
	Termination		Amount	(Paid)	Rate Received		(Depreciation)
	Date	Clearinghouse	($000)	(%)	(Paid) (%)		($000)
	11/7/15	LCH	3,000	0.375	(0.199)	2	(4)
	12/15/15	CME	3,000	0.327	(0.207)	2	—
	3/15/16	LCH	4,000	0.579	(0.207)	2	6
	6/1/16	CME	350	2.910	(0.324)	1	(5)
	6/1/16	CME	25	0.566	(0.324)	1	—
	6/15/16	CME	4,000	0.446	(0.207)	2	3
	11/15/16	LCH	3,000	0.681	(0.207)	2	9
	5/15/17	CME	2,500	0.659	(0.208)	2	4
	11/15/17	LCH	7,000	1.069	(0.207)	2	56
	7/10/18	CME	1,500	(1.380)	0.203	2	(23)
	1/15/19	LCH	7,000	(1.400)	0.207	2	(104)
	2/7/19	CME	4,000	(1.220)	0.199	2	(31)
	7/10/19	CME	1,500	(1.686)	0.203	2	(36)
	8/15/19	LCH	4,000	(1.524)	0.207	2	(71)
	8/15/20	LCH	8,500	(1.486)	0.208	2	(96)
	9/1/23	LCH	750	(2.139)	0.197	2	(25)
							(317)

	CME—Chicago Mercantile Exchange.
	LCH—London Clearing House.
1	Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
2	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Vanguard Short-Term Investment-Grade Portfolio

Cross-Currency Swaps

				Notional
				Amount	Notional
				of	Amount of	Unrealized
Fixed Interest				Currency	Currency	Appreciation
Rate	Fixed Interest	Termination		Received	Delivered	(Depreciation)
Received	Rate Paid	Date	Counterparty	($000)	(000)	($000)
USD 4.684%	GBP 5.375%	9/28/16	MSCS	599	GBP 350	70
USD 5.453%	GBP 5.875%	4/28/17	MSCS	586	GBP 350	58
USD 5.272%	EUR 3.750%	11/9/20	MSCS	482	EUR 355	99
USD 6.653%	EUR 6.375%	4/4/16	MSCS	447	EUR 325	86
USD 5.693%	GBP 6.125%	5/14/17	BARC	381	GBP 230	34
USD 4.020%	EUR 2.625%	12/6/18	BARC	352	EUR 263	64
USD 3.221%	EUR 2.125%	12/1/20	BARC	329	EUR 240	60
USD 5.686%	GBP 6.125%	5/14/17	BARC	317	GBP 191	29
USD 5.013%	EUR 3.750%	7/12/18	MSCS	267	EUR 200	48
						548

BARC—Barclays Bank plc.
MSCS—Morgan Stanley Capital Services LLC.
EUR—Euro.
GBP—British pound.

At September 30, 2015, counterparties had deposited in segregated accounts securities with a value of $198,000 in connection with open swap contracts and forward currency contracts.

G. At September 30, 2015, the cost of investment securities for tax purposes was $1,311,610,000. Net unrealized appreciation of investment securities for tax purposes was $188,000, consisting of unrealized gains of $8,937,000 on securities that had risen in value since their purchase and $8,749,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments
As of September 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (63.2%)
U.S. Government Securities (39.5%)
United States Treasury Note/Bond	0.875%	9/15/16	6,745	6,777
United States Treasury Note/Bond	0.500%	9/30/16	1,900	1,902
United States Treasury Note/Bond	1.000%	9/30/16	4,000	4,024
United States Treasury Note/Bond	3.000%	9/30/16	5,600	5,744
United States Treasury Note/Bond	0.625%	10/15/16	6,775	6,791
United States Treasury Note/Bond	0.375%	10/31/16	3,076	3,075
United States Treasury Note/Bond	1.000%	10/31/16	1,270	1,278
United States Treasury Note/Bond	3.125%	10/31/16	2,000	2,058
United States Treasury Note/Bond	0.625%	11/15/16	9,950	9,973
United States Treasury Note/Bond	4.625%	11/15/16	250	262
United States Treasury Note/Bond	7.500%	11/15/16	2,100	2,266
United States Treasury Note/Bond	0.875%	11/30/16	2,500	2,513
United States Treasury Note/Bond	2.750%	11/30/16	20,150	20,692
United States Treasury Note/Bond	0.625%	12/31/16	1,589	1,592
United States Treasury Note/Bond	0.875%	12/31/16	7,535	7,573
United States Treasury Note/Bond	0.750%	1/15/17	4,960	4,979
United States Treasury Note/Bond	0.875%	1/31/17	550	553
United States Treasury Note/Bond	3.125%	1/31/17	1,925	1,993
United States Treasury Note/Bond	0.625%	2/15/17	10,396	10,416
United States Treasury Note/Bond	4.625%	2/15/17	200	211
United States Treasury Note/Bond	0.875%	2/28/17	1,696	1,705
United States Treasury Note/Bond	3.000%	2/28/17	3,172	3,284
United States Treasury Note/Bond	0.750%	3/15/17	3,220	3,232
United States Treasury Note/Bond	0.500%	3/31/17	249	249
United States Treasury Note/Bond	1.000%	3/31/17	155	156
United States Treasury Note/Bond	3.250%	3/31/17	4,575	4,762
United States Treasury Note/Bond	0.875%	4/15/17	5,950	5,981
United States Treasury Note/Bond	0.500%	4/30/17	1,470	1,469
United States Treasury Note/Bond	0.875%	5/15/17	12,900	12,967
United States Treasury Note/Bond	4.500%	5/15/17	10,420	11,083
United States Treasury Note/Bond	8.750%	5/15/17	5,125	5,802
United States Treasury Note/Bond	0.625%	5/31/17	738	739
United States Treasury Note/Bond	2.750%	5/31/17	1,662	1,722
United States Treasury Note/Bond	0.625%	6/30/17	34	34
United States Treasury Note/Bond	0.500%	7/31/17	700	699
United States Treasury Note/Bond	0.625%	7/31/17	424	424
United States Treasury Note/Bond	2.375%	7/31/17	5,886	6,076
United States Treasury Note/Bond	0.875%	8/15/17	11,275	11,328
United States Treasury Note/Bond	4.750%	8/15/17	2,175	2,341
United States Treasury Note/Bond	8.875%	8/15/17	5,650	6,520
United States Treasury Note/Bond	0.625%	8/31/17	693	693
United States Treasury Note/Bond	1.875%	8/31/17	8,600	8,802
United States Treasury Note/Bond	1.000%	9/15/17	3,000	3,022
United States Treasury Note/Bond	0.625%	9/30/17	11,109	11,106
United States Treasury Note/Bond	1.875%	9/30/17	7,000	7,168
United States Treasury Note/Bond	0.875%	10/15/17	14,425	14,486
United States Treasury Note/Bond	0.750%	10/31/17	6,420	6,430
United States Treasury Note/Bond	1.875%	10/31/17	2,801	2,870
United States Treasury Note/Bond	0.875%	11/15/17	10,276	10,314

United States Treasury Note/Bond	4.250%	11/15/17	975	1,047
United States Treasury Note/Bond	0.625%	11/30/17	3,625	3,618
United States Treasury Note/Bond	2.250%	11/30/17	10,000	10,328
United States Treasury Note/Bond	1.000%	12/15/17	2,823	2,841
United States Treasury Note/Bond	0.750%	12/31/17	2,305	2,306
United States Treasury Note/Bond	0.875%	1/15/18	8,475	8,499
United States Treasury Note/Bond	0.875%	1/31/18	9,225	9,251
United States Treasury Note/Bond	2.625%	1/31/18	3,328	3,471
United States Treasury Note/Bond	1.000%	2/15/18	7,100	7,139
United States Treasury Note/Bond	0.750%	2/28/18	5,675	5,671
United States Treasury Note/Bond	2.750%	2/28/18	1,000	1,047
United States Treasury Note/Bond	1.000%	3/15/18	11,191	11,250
United States Treasury Note/Bond	0.750%	3/31/18	4,970	4,963
United States Treasury Note/Bond	2.875%	3/31/18	2,465	2,592
United States Treasury Note/Bond	0.750%	4/15/18	10,671	10,656
United States Treasury Note/Bond	0.625%	4/30/18	3,175	3,159
United States Treasury Note/Bond	2.625%	4/30/18	1,275	1,333
United States Treasury Note/Bond	1.000%	5/15/18	11,470	11,518
United States Treasury Note/Bond	9.125%	5/15/18	50	61
United States Treasury Note/Bond	1.000%	5/31/18	11,211	11,255
United States Treasury Note/Bond	2.375%	5/31/18	2,350	2,445
United States Treasury Note/Bond	1.125%	6/15/18	1,295	1,304
United States Treasury Note/Bond	2.375%	6/30/18	3,765	3,919
United States Treasury Note/Bond	0.875%	7/15/18	4,473	4,474
United States Treasury Note/Bond	1.375%	7/31/18	9,131	9,255
United States Treasury Note/Bond	2.250%	7/31/18	2,778	2,884
United States Treasury Note/Bond	1.000%	8/15/18	1,755	1,760
United States Treasury Note/Bond	1.500%	8/31/18	15,650	15,916
United States Treasury Note/Bond	1.000%	9/15/18	5,655	5,669
United States Treasury Note/Bond	1.375%	9/30/18	14,903	15,098
United States Treasury Note/Bond	1.250%	10/31/18	3,000	3,026
United States Treasury Note/Bond	1.750%	10/31/18	8,675	8,885
United States Treasury Note/Bond	3.750%	11/15/18	5,275	5,728
United States Treasury Note/Bond	1.250%	11/30/18	2,280	2,298
United States Treasury Note/Bond	1.375%	11/30/18	3,030	3,067
United States Treasury Note/Bond	1.500%	12/31/18	4,950	5,027
United States Treasury Note/Bond	1.500%	1/31/19	4,525	4,594
United States Treasury Note/Bond	2.750%	2/15/19	2,550	2,693
United States Treasury Note/Bond	8.875%	2/15/19	110	139
United States Treasury Note/Bond	1.375%	2/28/19	575	581
United States Treasury Note/Bond	1.500%	2/28/19	4,400	4,465
United States Treasury Note/Bond	1.500%	3/31/19	575	583
United States Treasury Note/Bond	1.625%	3/31/19	2,100	2,139
United States Treasury Note/Bond	1.250%	4/30/19	66	66
United States Treasury Note/Bond	1.625%	4/30/19	6,543	6,663
United States Treasury Note/Bond	3.125%	5/15/19	200	214
United States Treasury Note/Bond	1.125%	5/31/19	5,650	5,652
United States Treasury Note/Bond	1.500%	5/31/19	5,650	5,726
United States Treasury Note/Bond	1.000%	6/30/19	441	439
United States Treasury Note/Bond	1.625%	6/30/19	3,702	3,768
United States Treasury Note/Bond	0.875%	7/31/19	1,898	1,877
United States Treasury Note/Bond	1.625%	7/31/19	2,487	2,530
United States Treasury Note/Bond	3.625%	8/15/19	1,800	1,966
United States Treasury Note/Bond	8.125%	8/15/19	64	81
United States Treasury Note/Bond	1.000%	8/31/19	175	174
United States Treasury Note/Bond	1.625%	8/31/19	4,236	4,309
United States Treasury Note/Bond	1.000%	9/30/19	575	570

United States Treasury Note/Bond	1.750%	9/30/19	2,150	2,196
United States Treasury Note/Bond	1.250%	10/31/19	625	626
United States Treasury Note/Bond	1.500%	10/31/19	500	506
United States Treasury Note/Bond	3.375%	11/15/19	8,485	9,215
United States Treasury Note/Bond	1.500%	11/30/19	4,242	4,288
United States Treasury Note/Bond	1.125%	12/31/19	500	497
United States Treasury Note/Bond	1.625%	12/31/19	3,275	3,325
United States Treasury Note/Bond	1.250%	1/31/20	499	499
United States Treasury Note/Bond	1.375%	1/31/20	864	868
United States Treasury Note/Bond	3.625%	2/15/20	22,275	24,475
United States Treasury Note/Bond	8.500%	2/15/20	887	1,160
United States Treasury Note/Bond	1.250%	2/29/20	2,143	2,139
United States Treasury Note/Bond	1.375%	2/29/20	1,819	1,827
United States Treasury Note/Bond	1.125%	3/31/20	5,900	5,854
United States Treasury Note/Bond	1.375%	3/31/20	6,120	6,140
United States Treasury Note/Bond	1.125%	4/30/20	16,925	16,780
United States Treasury Note/Bond	1.375%	4/30/20	2,523	2,530
United States Treasury Note/Bond	3.500%	5/15/20	3,515	3,854
United States Treasury Note/Bond	1.375%	5/31/20	400	401
United States Treasury Note/Bond	1.500%	5/31/20	4,508	4,548
United States Treasury Note/Bond	1.625%	6/30/20	1,995	2,021
United States Treasury Note/Bond	1.875%	6/30/20	9,825	10,058
United States Treasury Note/Bond	1.625%	7/31/20	5,119	5,183
United States Treasury Note/Bond	2.000%	7/31/20	2,419	2,491
United States Treasury Note/Bond	2.625%	8/15/20	2,258	2,390
United States Treasury Note/Bond	8.750%	8/15/20	8,425	11,358
United States Treasury Note/Bond	1.375%	8/31/20	3,407	3,411
United States Treasury Note/Bond	1.375%	9/30/20	8,850	8,851
United States Treasury Note/Bond	2.000%	9/30/20	1,550	1,595
United States Treasury Note/Bond	1.750%	10/31/20	8,461	8,594
United States Treasury Note/Bond	2.625%	11/15/20	3,305	3,495
United States Treasury Note/Bond	2.000%	11/30/20	6,075	6,240
United States Treasury Note/Bond	2.375%	12/31/20	8,150	8,522
United States Treasury Note/Bond	2.125%	1/31/21	4,321	4,460
United States Treasury Note/Bond	3.625%	2/15/21	6,933	7,692
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,570
United States Treasury Note/Bond	2.000%	2/28/21	4,550	4,665
United States Treasury Note/Bond	2.250%	3/31/21	9,450	9,812
United States Treasury Note/Bond	2.250%	4/30/21	5,375	5,580
United States Treasury Note/Bond	3.125%	5/15/21	4,975	5,396
United States Treasury Note/Bond	2.000%	5/31/21	9,483	9,711
United States Treasury Note/Bond	2.125%	6/30/21	3,650	3,761
United States Treasury Note/Bond	2.250%	7/31/21	6,425	6,665
United States Treasury Note/Bond	2.125%	8/15/21	3,556	3,661
United States Treasury Note/Bond	2.000%	8/31/21	7,800	7,975
United States Treasury Note/Bond	2.125%	9/30/21	6,900	7,102
United States Treasury Note/Bond	2.000%	10/31/21	10,205	10,420
United States Treasury Note/Bond	2.000%	11/15/21	1,065	1,087
United States Treasury Note/Bond	8.000%	11/15/21	2,570	3,528
United States Treasury Note/Bond	1.875%	11/30/21	5,058	5,124
United States Treasury Note/Bond	2.125%	12/31/21	5,953	6,115
United States Treasury Note/Bond	1.500%	1/31/22	1,850	1,830
United States Treasury Note/Bond	2.000%	2/15/22	310	316
United States Treasury Note/Bond	1.750%	2/28/22	10,029	10,067
United States Treasury Note/Bond	1.750%	3/31/22	10,649	10,679
United States Treasury Note/Bond	1.750%	4/30/22	6,175	6,189
United States Treasury Note/Bond	1.875%	5/31/22	5,650	5,705

United States Treasury Note/Bond	2.125%	6/30/22	1,040	1,067
United States Treasury Note/Bond	2.000%	7/31/22	6,975	7,097
United States Treasury Note/Bond	1.625%	8/15/22	296	294
United States Treasury Note/Bond	7.250%	8/15/22	100	136
United States Treasury Note/Bond	1.875%	8/31/22	3,669	3,701
United States Treasury Note/Bond	1.750%	9/30/22	9,000	8,999
United States Treasury Note/Bond	1.625%	11/15/22	5,725	5,670
United States Treasury Note/Bond	7.625%	11/15/22	40	56
United States Treasury Note/Bond	2.000%	2/15/23	1,123	1,138
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,319
United States Treasury Note/Bond	1.750%	5/15/23	12,970	12,863
United States Treasury Note/Bond	2.500%	8/15/23	7,160	7,487
United States Treasury Note/Bond	6.250%	8/15/23	6,565	8,686
United States Treasury Note/Bond	2.750%	11/15/23	7,111	7,572
United States Treasury Note/Bond	2.750%	2/15/24	9,410	10,004
United States Treasury Note/Bond	2.500%	5/15/24	8,960	9,337
United States Treasury Note/Bond	2.375%	8/15/24	10,564	10,884
United States Treasury Note/Bond	2.250%	11/15/24	8,981	9,152
United States Treasury Note/Bond	7.500%	11/15/24	25	37
United States Treasury Note/Bond	2.000%	2/15/25	3,325	3,313
United States Treasury Note/Bond	2.125%	5/15/25	8,810	8,868
United States Treasury Note/Bond	2.000%	8/15/25	12,288	12,228
United States Treasury Note/Bond	6.875%	8/15/25	1,957	2,811
United States Treasury Note/Bond	6.000%	2/15/26	2,760	3,773
United States Treasury Note/Bond	6.750%	8/15/26	630	916
United States Treasury Note/Bond	6.500%	11/15/26	765	1,097
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,549
United States Treasury Note/Bond	6.375%	8/15/27	185	267
United States Treasury Note/Bond	6.125%	11/15/27	346	491
United States Treasury Note/Bond	5.500%	8/15/28	955	1,302
United States Treasury Note/Bond	5.250%	11/15/28	1,435	1,921
United States Treasury Note/Bond	5.250%	2/15/29	2,233	2,999
United States Treasury Note/Bond	6.125%	8/15/29	2,630	3,827
United States Treasury Note/Bond	6.250%	5/15/30	850	1,263
United States Treasury Note/Bond	5.375%	2/15/31	2,350	3,262
United States Treasury Note/Bond	4.500%	2/15/36	1,225	1,606
United States Treasury Note/Bond	4.750%	2/15/37	600	814
United States Treasury Note/Bond	4.375%	2/15/38	2,800	3,602
United States Treasury Note/Bond	3.500%	2/15/39	2,195	2,477
United States Treasury Note/Bond	4.250%	5/15/39	3,032	3,823
United States Treasury Note/Bond	4.500%	8/15/39	2,306	3,010
United States Treasury Note/Bond	4.375%	11/15/39	2,817	3,616
United States Treasury Note/Bond	4.625%	2/15/40	5,050	6,715
United States Treasury Note/Bond	4.375%	5/15/40	2,585	3,320
United States Treasury Note/Bond	3.875%	8/15/40	2,630	3,135
United States Treasury Note/Bond	4.250%	11/15/40	4,825	6,087
United States Treasury Note/Bond	4.750%	2/15/41	3,156	4,282
United States Treasury Note/Bond	3.125%	11/15/41	320	338
United States Treasury Note/Bond	3.125%	2/15/42	281	296
United States Treasury Note/Bond	3.000%	5/15/42	5,050	5,183
United States Treasury Note/Bond	2.750%	8/15/42	4,060	3,962
United States Treasury Note/Bond	2.750%	11/15/42	16,946	16,512
United States Treasury Note/Bond	3.125%	2/15/43	5,200	5,449
United States Treasury Note/Bond	2.875%	5/15/43	3,700	3,690
United States Treasury Note/Bond	3.625%	8/15/43	9,380	10,803
United States Treasury Note/Bond	3.750%	11/15/43	4,617	5,439
United States Treasury Note/Bond	3.625%	2/15/44	3,224	3,710

United States Treasury Note/Bond	3.375%	5/15/44	6,129	6,730
United States Treasury Note/Bond	3.125%	8/15/44	8,006	8,384
United States Treasury Note/Bond	3.000%	11/15/44	9,440	9,647
United States Treasury Note/Bond	2.500%	2/15/45	5,360	4,939
United States Treasury Note/Bond	3.000%	5/15/45	7,914	8,104
United States Treasury Note/Bond	2.875%	8/15/45	4,915	4,916
				1,094,147
Agency Bonds and Notes (2.8%)
1 AID-Israel	5.500%	12/4/23	50	62
1 AID-Israel	5.500%	4/26/24	475	588
1 AID-Jordan	1.945%	6/23/19	200	203
1 AID-Jordan	2.503%	10/30/20	225	233
1 AID-Jordan	2.578%	6/30/22	200	206
1 AID-Ukraine	1.844%	5/16/19	200	204
1 AID-Ukraine	1.847%	5/29/20	200	202
2 Federal Farm Credit Banks	4.875%	1/17/17	250	264
2 Federal Farm Credit Banks	1.125%	9/22/17	100	101
2 Federal Farm Credit Banks	1.000%	9/25/17	125	126
2 Federal Farm Credit Banks	1.125%	12/18/17	250	252
2 Federal Farm Credit Banks	1.110%	2/20/18	125	126
2 Federal Farm Credit Banks	1.100%	6/1/18	100	100
2 Federal Farm Credit Banks	5.150%	11/15/19	500	577
2 Federal Farm Credit Banks	3.500%	12/20/23	75	81
2 Federal Home Loan Banks	5.125%	10/19/16	525	551
2 Federal Home Loan Banks	0.625%	11/23/16	500	501
2 Federal Home Loan Banks	4.750%	12/16/16	1,200	1,261
2 Federal Home Loan Banks	0.625%	12/28/16	350	350
2 Federal Home Loan Banks	0.875%	3/10/17	75	75
2 Federal Home Loan Banks	4.875%	5/17/17	550	588
2 Federal Home Loan Banks	0.875%	5/24/17	500	502
2 Federal Home Loan Banks	0.625%	5/30/17	1,500	1,500
2 Federal Home Loan Banks	1.000%	6/21/17	400	403
2 Federal Home Loan Banks	0.860%	8/1/17	250	251
2 Federal Home Loan Banks	0.750%	8/28/17	500	501
2 Federal Home Loan Banks	5.000%	11/17/17	225	245
2 Federal Home Loan Banks	1.375%	3/9/18	600	608
2 Federal Home Loan Banks	1.125%	4/25/18	550	554
2 Federal Home Loan Banks	5.375%	8/15/18	150	169
2 Federal Home Loan Banks	1.875%	3/13/20	75	77
2 Federal Home Loan Banks	4.125%	3/13/20	300	335
2 Federal Home Loan Banks	5.250%	12/11/20	425	502
2 Federal Home Loan Banks	5.625%	6/11/21	35	42
2 Federal Home Loan Banks	2.125%	3/10/23	1,325	1,319
2 Federal Home Loan Banks	5.500%	7/15/36	1,400	1,855
3 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	900	904
3 Federal Home Loan Mortgage Corp.	0.500%	1/27/17	750	750
3 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	600	603
3 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	1,000	1,006
3 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	5,000	5,052
3 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	440	443
3 Federal Home Loan Mortgage Corp.	0.750%	7/14/17	600	601
3 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	679	684
3 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	700	704
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	200	218
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	700	699
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	1,000	1,001
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	608

3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	625	680
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	1,150	1,172
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	700	700
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	1,150	1,148
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,300	1,299
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	824
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	184
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,229
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	711
3 Federal National Mortgage Assn.	1.375%	11/15/16	1,175	1,187
3 Federal National Mortgage Assn.	1.250%	1/30/17	1,000	1,009
3 Federal National Mortgage Assn.	5.000%	2/13/17	1,925	2,042
3 Federal National Mortgage Assn.	0.750%	4/20/17	300	301
3 Federal National Mortgage Assn.	1.125%	4/27/17	2,950	2,975
3 Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,141
3 Federal National Mortgage Assn.	5.375%	6/12/17	1,000	1,080
3 Federal National Mortgage Assn.	0.875%	8/28/17	175	176
3 Federal National Mortgage Assn.	1.000%	9/27/17	550	553
3 Federal National Mortgage Assn.	0.875%	10/26/17	900	903
3 Federal National Mortgage Assn.	0.875%	12/20/17	1,500	1,503
3 Federal National Mortgage Assn.	0.875%	2/8/18	2,500	2,504
3 Federal National Mortgage Assn.	0.875%	5/21/18	510	510
3 Federal National Mortgage Assn.	1.125%	7/20/18	1,500	1,509
3 Federal National Mortgage Assn.	1.875%	9/18/18	1,825	1,873
3 Federal National Mortgage Assn.	1.125%	10/19/18	700	702
3 Federal National Mortgage Assn.	1.625%	11/27/18	1,330	1,354
3 Federal National Mortgage Assn.	1.875%	2/19/19	500	512
3 Federal National Mortgage Assn.	1.750%	6/20/19	1,000	1,019
3 Federal National Mortgage Assn.	1.750%	9/12/19	2,000	2,036
3 Federal National Mortgage Assn.	0.000%	10/9/19	275	256
3 Federal National Mortgage Assn.	1.750%	11/26/19	1,000	1,017
3 Federal National Mortgage Assn.	1.625%	1/21/20	1,000	1,011
3 Federal National Mortgage Assn.	1.500%	6/22/20	1,000	1,002
3 Federal National Mortgage Assn.	2.625%	9/6/24	500	512
3 Federal National Mortgage Assn.	6.250%	5/15/29	175	243
3 Federal National Mortgage Assn.	7.125%	1/15/30	925	1,390
3 Federal National Mortgage Assn.	7.250%	5/15/30	300	455
3 Federal National Mortgage Assn.	6.625%	11/15/30	300	433
3 Federal National Mortgage Assn.	5.625%	7/15/37	275	376
2 Financing Corp.	9.650%	11/2/18	225	282
Private Export Funding Corp.	1.375%	2/15/17	25	25
Private Export Funding Corp.	2.250%	12/15/17	125	128
Private Export Funding Corp.	1.875%	7/15/18	100	102
Private Export Funding Corp.	4.375%	3/15/19	200	220
Private Export Funding Corp.	1.450%	8/15/19	125	125
Private Export Funding Corp.	2.250%	3/15/20	150	153
Private Export Funding Corp.	2.300%	9/15/20	50	51
Private Export Funding Corp.	4.300%	12/15/21	100	112
Private Export Funding Corp.	2.800%	5/15/22	125	129
Private Export Funding Corp.	2.050%	11/15/22	1,075	1,052
Private Export Funding Corp.	3.550%	1/15/24	100	108
Private Export Funding Corp.	2.450%	7/15/24	100	99
Private Export Funding Corp.	3.250%	6/15/25	50	52
2 Tennessee Valley Authority	5.500%	7/18/17	275	299
2 Tennessee Valley Authority	4.500%	4/1/18	175	190
2 Tennessee Valley Authority	1.750%	10/15/18	150	153
2 Tennessee Valley Authority	3.875%	2/15/21	250	278

2	Tennessee Valley Authority	1.875%	8/15/22	175	173
2	Tennessee Valley Authority	2.875%	9/15/24	191	195
2	Tennessee Valley Authority	6.750%	11/1/25	134	180
2	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,454
2	Tennessee Valley Authority	4.650%	6/15/35	175	201
2	Tennessee Valley Authority	5.880%	4/1/36	250	331
2	Tennessee Valley Authority	5.500%	6/15/38	100	129
2	Tennessee Valley Authority	5.250%	9/15/39	225	281
2	Tennessee Valley Authority	3.500%	12/15/42	200	191
2	Tennessee Valley Authority	4.875%	1/15/48	100	117
2	Tennessee Valley Authority	5.375%	4/1/56	50	63
2	Tennessee Valley Authority	4.625%	9/15/60	180	199
2	Tennessee Valley Authority	4.250%	9/15/65	200	201
					77,591
Conventional Mortgage-Backed Securities (20.5%)
3,4	Fannie Mae Pool	2.000%	8/1/28–10/1/28	1,485	1,479
3,4,5Fannie Mae Pool		2.500%	3/1/27–1/1/43	15,021	15,311
3,4,5Fannie Mae Pool		3.000%	11/1/25–10/1/45	43,876	45,070
3,4,5Fannie Mae Pool		3.500%	9/1/25–10/1/45	58,988	61,802
3,4,5Fannie Mae Pool		4.000%	8/1/18–10/1/45	43,269	46,311
3,4	Fannie Mae Pool	4.500%	2/1/18–10/1/45	24,921	27,078
3,4	Fannie Mae Pool	5.000%	3/1/17–10/1/45	15,260	16,793
3,4	Fannie Mae Pool	5.500%	11/1/16–4/1/40	11,949	13,352
3,4	Fannie Mae Pool	6.000%	4/1/16–7/1/40	7,461	8,430
3,4	Fannie Mae Pool	6.500%	4/1/16–10/1/39	2,730	3,147
3,4	Fannie Mae Pool	7.000%	5/1/16–11/1/37	700	802
3,4	Fannie Mae Pool	7.500%	11/1/22–2/1/32	66	75
3,4	Fannie Mae Pool	8.000%	8/1/17–11/1/30	44	49
3,4	Fannie Mae Pool	8.500%	7/1/22–4/1/31	15	16
3,4	Fannie Mae Pool	9.000%	7/1/22–12/1/24	2	2
3,4	Fannie Mae Pool	9.500%	12/1/18–2/1/25	2	2
3,4	Freddie Mac Gold Pool	2.000%	8/1/28–1/1/29	797	794
3,4,5Freddie Mac Gold Pool		2.500%	10/1/27–2/1/43	12,992	13,219
3,4,5Freddie Mac Gold Pool		3.000%	10/1/26–10/1/45	28,906	29,640
3,4,5Freddie Mac Gold Pool		3.500%	9/1/25–10/1/45	35,332	36,907
3,4,5Freddie Mac Gold Pool		4.000%	7/1/18–10/1/45	25,960	27,684
3,4,5Freddie Mac Gold Pool		4.500%	1/1/18–10/1/45	16,113	17,392
3,4,5Freddie Mac Gold Pool		5.000%	10/1/17–10/1/45	9,198	10,061
3,4	Freddie Mac Gold Pool	5.500%	8/1/16–6/1/41	7,276	8,093
3,4	Freddie Mac Gold Pool	6.000%	4/1/16–3/1/39	4,838	5,459
3,4	Freddie Mac Gold Pool	6.500%	12/1/15–4/1/39	1,515	1,738
3,4	Freddie Mac Gold Pool	7.000%	1/1/16–2/1/37	525	607
3,4	Freddie Mac Gold Pool	7.500%	10/1/15–10/1/30	39	44
3,4	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	35	41
3,4	Freddie Mac Gold Pool	8.500%	4/1/23–11/1/30	25	28
3,4	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	6	6
4,5	Ginnie Mae I Pool	3.000%	1/15/26–10/1/45	4,278	4,381
4,5	Ginnie Mae I Pool	3.500%	11/15/25–10/1/45	5,391	5,660
4,5	Ginnie Mae I Pool	4.000%	10/15/24–10/1/45	7,364	7,861
4,5	Ginnie Mae I Pool	4.500%	8/15/18–10/1/45	8,957	9,769
4,5	Ginnie Mae I Pool	5.000%	1/15/18–10/1/45	5,490	6,071
4	Ginnie Mae I Pool	5.500%	6/15/18–12/15/40	3,195	3,599
4	Ginnie Mae I Pool	6.000%	2/15/17–3/15/40	2,333	2,629
4	Ginnie Mae I Pool	6.500%	11/15/23–2/15/39	632	717
4	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	141	160
4	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	60	65
4	Ginnie Mae I Pool	8.000%	2/15/22–10/15/30	42	45

4	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	7	8
4	Ginnie Mae I Pool	9.000%	9/15/16–7/15/30	10	10
4	Ginnie Mae I Pool	9.500%	12/15/21	2	2
4	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	611	629
4,5	Ginnie Mae II Pool	3.000%	2/20/27–10/1/45	25,860	26,518
4,5	Ginnie Mae II Pool	3.500%	9/20/25–10/1/45	45,575	47,844
4,5	Ginnie Mae II Pool	4.000%	9/20/25–10/1/45	27,736	29,643
4,5	Ginnie Mae II Pool	4.500%	6/20/39–10/1/45	15,936	17,204
4	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	7,893	8,678
4	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	2,457	2,733
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	1,311	1,476
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	439	501
4	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	51	59
					567,694
Nonconventional Mortgage-Backed Securities (0.4%)
3,4,6Fannie Mae Pool		1.466%	4/1/37	31	33
3,4,6Fannie Mae Pool		1.962%	9/1/37	71	76
3,4	Fannie Mae Pool	2.082%	12/1/41	109	113
3,4,6Fannie Mae Pool		2.106%	11/1/36	82	88
3,4	Fannie Mae Pool	2.115%	3/1/43	233	238
3,4,6Fannie Mae Pool		2.181%	12/1/33	17	18
3,4	Fannie Mae Pool	2.196%	6/1/43	198	204
3,4,6Fannie Mae Pool		2.217%	10/1/39–9/1/42	207	216
3,4,6Fannie Mae Pool		2.230%	2/1/36	21	22
3,4	Fannie Mae Pool	2.235%	10/1/42	130	133
3,4,6Fannie Mae Pool		2.265%	9/1/34–7/1/43	272	276
3,4,6Fannie Mae Pool		2.279%	8/1/37	57	60
3,4,6Fannie Mae Pool		2.305%	11/1/39	18	19
3,4,6Fannie Mae Pool		2.348%	8/1/35	130	139
3,4,6Fannie Mae Pool		2.360%	6/1/37	37	39
3,4,6Fannie Mae Pool		2.365%	1/1/37–5/1/40	98	105
3,4,6Fannie Mae Pool		2.393%	12/1/35	70	75
3,4	Fannie Mae Pool	2.394%	7/1/42	196	202
3,4,6Fannie Mae Pool		2.399%	1/1/40	47	49
3,4	Fannie Mae Pool	2.404%	5/1/42	267	279
3,4,6Fannie Mae Pool		2.415%	6/1/36	1	1
3,4,6Fannie Mae Pool		2.428%	5/1/43	41	42
3,4	Fannie Mae Pool	2.431%	5/1/43	389	399
3,4,6Fannie Mae Pool		2.435%	11/1/33	22	24
3,4,6Fannie Mae Pool		2.438%	1/1/35	104	112
3,4,6Fannie Mae Pool		2.445%	7/1/39	13	13
3,4	Fannie Mae Pool	2.448%	10/1/42	157	162
3,4,6Fannie Mae Pool		2.450%	7/1/37	14	14
3,4	Fannie Mae Pool	2.462%	9/1/43	28	29
3,4,6Fannie Mae Pool		2.468%	8/1/40	97	102
3,4	Fannie Mae Pool	2.486%	7/1/42	53	56
3,4,6Fannie Mae Pool		2.488%	7/1/38	14	15
3,4,6Fannie Mae Pool		2.490%	12/1/40	93	98
3,4,6Fannie Mae Pool		2.495%	11/1/34	28	29
3,4,6Fannie Mae Pool		2.522%	5/1/40	21	23
3,4	Fannie Mae Pool	2.533%	5/1/42	45	47
3,4,6Fannie Mae Pool		2.540%	10/1/40	107	114
3,4,6Fannie Mae Pool		2.550%	9/1/40	73	77
3,4	Fannie Mae Pool	2.599%	12/1/41	114	121
3,4	Fannie Mae Pool	2.626%	11/1/41	109	115
3,4	Fannie Mae Pool	2.697%	1/1/42	105	110
3,4	Fannie Mae Pool	2.748%	3/1/42	77	83

3,4	Fannie Mae Pool	2.751%	3/1/42	169	177
3,4	Fannie Mae Pool	2.788%	1/1/42	117	123
3,4	Fannie Mae Pool	2.806%	11/1/41	112	121
3,4	Fannie Mae Pool	2.905%	12/1/40	56	59
3,4	Fannie Mae Pool	2.928%	3/1/42	103	108
3,4	Fannie Mae Pool	2.967%	9/1/43	209	219
3,4	Fannie Mae Pool	3.036%	3/1/41	122	129
3,4	Fannie Mae Pool	3.055%	2/1/41	53	56
3,4	Fannie Mae Pool	3.079%	2/1/41	43	44
3,4	Fannie Mae Pool	3.141%	2/1/41	54	57
3,4,6Fannie Mae Pool		3.211%	10/1/40	52	55
3,4	Fannie Mae Pool	3.233%	12/1/40	61	64
3,4	Fannie Mae Pool	3.236%	12/1/40	64	68
3,4	Fannie Mae Pool	3.241%	5/1/41	71	75
3,4	Fannie Mae Pool	3.306%	7/1/36	20	20
3,4,6Fannie Mae Pool		3.321%	11/1/40	33	35
3,4	Fannie Mae Pool	3.348%	8/1/42	146	151
3,4	Fannie Mae Pool	3.547%	7/1/41	177	188
3,4	Fannie Mae Pool	3.580%	8/1/39	38	41
3,4	Fannie Mae Pool	3.594%	6/1/41	24	25
3,4	Fannie Mae Pool	3.612%	4/1/41	102	108
3,4	Fannie Mae Pool	3.730%	6/1/41	100	107
3,4	Fannie Mae Pool	3.824%	9/1/40	132	140
3,4	Fannie Mae Pool	4.244%	12/1/39	84	85
3,4	Fannie Mae Pool	4.380%	8/1/39	84	87
3,4	Fannie Mae Pool	4.899%	3/1/38	37	38
3,4	Fannie Mae Pool	5.126%	11/1/39	33	35
3,4	Fannie Mae Pool	5.442%	5/1/36	18	18
3,4	Fannie Mae Pool	5.508%	4/1/37	35	37
3,4	Fannie Mae Pool	5.598%	10/1/37	50	52
3,4	Fannie Mae Pool	5.753%	12/1/37	66	71
3,4	Fannie Mae Pool	6.077%	10/1/37	61	62
3,4	Freddie Mac Non Gold Pool	1.485%	10/1/37	2	2
3,4	Freddie Mac Non Gold Pool	1.743%	6/1/37	43	45
3,4	Freddie Mac Non Gold Pool	2.125%	1/1/38	19	19
3,4	Freddie Mac Non Gold Pool	2.175%	10/1/37	25	27
3,4	Freddie Mac Non Gold Pool	2.225%	7/1/35	33	34
3,4	Freddie Mac Non Gold Pool	2.236%	12/1/36	21	22
3,4	Freddie Mac Non Gold Pool	2.250%	1/1/35	7	8
3,4	Freddie Mac Non Gold Pool	2.264%	3/1/37	9	9
3,4	Freddie Mac Non Gold Pool	2.269%	12/1/34	35	37
3,4	Freddie Mac Non Gold Pool	2.276%	2/1/37	14	14
3,4	Freddie Mac Non Gold Pool	2.329%	5/1/42	26	26
3,4	Freddie Mac Non Gold Pool	2.344%	12/1/35	34	36
3,4	Freddie Mac Non Gold Pool	2.357%	12/1/36	62	65
3,4	Freddie Mac Non Gold Pool	2.375%	5/1/38	5	6
3,4	Freddie Mac Non Gold Pool	2.378%	11/1/34	55	57
3,4	Freddie Mac Non Gold Pool	2.500%	5/1/36	21	22
3,4	Freddie Mac Non Gold Pool	2.505%	5/1/40	23	24
3,4	Freddie Mac Non Gold Pool	2.574%	5/1/40	22	23
3,4	Freddie Mac Non Gold Pool	2.589%	2/1/42	89	94
3,4	Freddie Mac Non Gold Pool	2.622%	12/1/40	41	43
3,4	Freddie Mac Non Gold Pool	2.630%	6/1/40	44	45
3,4	Freddie Mac Non Gold Pool	2.631%	6/1/40	44	47
3,4	Freddie Mac Non Gold Pool	2.658%	11/1/40	41	43
3,4	Freddie Mac Non Gold Pool	2.735%	10/1/36	29	31
3,4	Freddie Mac Non Gold Pool	2.744%	12/1/40	89	92

3,4	Freddie Mac Non Gold Pool	2.755%	2/1/42	72	76
3,4	Freddie Mac Non Gold Pool	2.784%	1/1/41	79	83
3,4	Freddie Mac Non Gold Pool	2.837%	2/1/41	82	88
3,4	Freddie Mac Non Gold Pool	2.931%	2/1/41	25	26
3,4	Freddie Mac Non Gold Pool	3.082%	6/1/41	45	49
3,4	Freddie Mac Non Gold Pool	3.115%	1/1/41	19	20
3,4	Freddie Mac Non Gold Pool	3.133%	11/1/40	86	88
3,4	Freddie Mac Non Gold Pool	3.191%	3/1/41	33	35
3,4	Freddie Mac Non Gold Pool	3.577%	6/1/40	113	119
3,4	Freddie Mac Non Gold Pool	3.670%	9/1/40	107	113
3,4	Freddie Mac Non Gold Pool	5.230%	3/1/38	67	72
3,4	Freddie Mac Non Gold Pool	5.501%	2/1/36	18	19
3,4	Freddie Mac Non Gold Pool	5.784%	9/1/37	29	30
3,4	Freddie Mac Non Gold Pool	5.824%	5/1/37	56	58
3,4	Freddie Mac Non Gold Pool	6.140%	12/1/36	32	34
4,6	Ginnie Mae II Pool	1.625%	10/20/39	10	10
4,6	Ginnie Mae II Pool	1.750%	4/20/41	33	34
4,6	Ginnie Mae II Pool	2.000%	12/20/39–6/20/43	556	575
4,6	Ginnie Mae II Pool	2.250%	5/20/41	47	49
4	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	264	269
4,5,6Ginnie Mae II Pool		3.000%	10/20/38–11/20/41	416	433
4,5	Ginnie Mae II Pool	3.500%	1/20/41–10/20/41	331	346
4,5	Ginnie Mae II Pool	4.000%	4/20/41–10/20/41	143	150
4,6	Ginnie Mae II Pool	5.000%	7/20/38	8	8
					10,480
Total U.S. Government and Agency Obligations (Cost $1,702,939)					1,749,912
Asset-Backed/Commercial Mortgage-Backed Securities (3.1%)
4	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	87	91
4	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	140	140
4	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	35	35
4	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	25	25
4	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	75	75
4	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	25	25
4	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	100	101
4	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	55	56
4	Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	75	75
4	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	50	50
4	Ally Auto Receivables Trust 2014-SN2	1.030%	9/20/17	75	75
4	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	75	75
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	25	25
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	50	51
4	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	100	100
4	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	50	50
4	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	100	100
4	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	150	151
4	American Express Credit Account Secured
	Note Trust 2014-3	1.490%	4/15/20	175	176
4	American Express Credit Account Secured
	Note Trust 2014-4	1.430%	6/15/20	100	101
4	AmeriCredit Automobile Receivables Trust
	2013-1	0.610%	10/10/17	5	5
4	AmeriCredit Automobile Receivables Trust
	2013-2	0.650%	12/8/17	8	8
4	AmeriCredit Automobile Receivables Trust
	2013-3	0.920%	4/9/18	33	33

4 AmeriCredit Automobile Receivables Trust
2013-4	0.960%	4/9/18	12	12
4 AmeriCredit Automobile Receivables Trust
2014-1	0.900%	2/8/19	25	25
4 AmeriCredit Automobile Receivables Trust
2014-1	1.680%	7/8/19	25	25
4 AmeriCredit Automobile Receivables Trust
2014-3	1.150%	6/10/19	50	50
4 AmeriCredit Automobile Receivables Trust
2015-2	1.270%	1/8/20	75	75
4 Banc of America Commercial Mortgage Trust
2005-6	5.315%	9/10/47	90	90
4 Banc of America Commercial Mortgage Trust
2005-6	5.315%	9/10/47	50	50
4 Banc of America Commercial Mortgage Trust
2006-1	5.421%	9/10/45	5	5
4 Banc of America Commercial Mortgage Trust
2006-2	5.983%	5/10/45	85	86
4 Banc of America Commercial Mortgage Trust
2006-4	5.634%	7/10/46	430	438
4 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	420	428
4 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	50	52
4 Banc of America Commercial Mortgage Trust
2008-1	6.424%	2/10/51	397	427
4 Banc of America Commercial Mortgage Trust
2015-UBS7	3.429%	9/15/48	50	52
4 Banc of America Commercial Mortgage Trust
2015-UBS7	3.705%	9/15/48	75	79
Bank of Nova Scotia	2.125%	9/11/19	250	254
Bank of Nova Scotia	1.850%	4/14/20	450	449
4 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	100	101
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	95	98
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	237	246
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.843%	6/11/40	57	57
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.895%	6/11/40	150	159
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	227	239
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.915%	6/11/50	235	252
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	575	609
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	66	69
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	190	201
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	825	878
4 BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	100	100
4 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	75	76
4 BMW Vehicle Owner Trust 2015-1	1.240%	12/20/17	125	125
4 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	31	31

4 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	1	1
4 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	53	53
4 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	30	30
4 Capital Auto Receivables Asset Trust 2014-2	0.910%	4/20/17	50	50
4 Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	25	25
4 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	25	25
4 Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	50	50
4 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	25	25
4 Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	200	201
4 Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	50	50
4 Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	125	126
4 Capital Auto Receivables Asset Trust 2015-3	1.720%	1/22/19	100	100
4 Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	100	101
4 Capital Auto Receivables Asset Trust 2015-3	1.970%	1/21/20	75	76
4 Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	75	76
4 Capital One Multi-Asset Execution Trust 2006-
A3	5.050%	12/17/18	1,000	1,016
4 Capital One Multi-Asset Execution Trust 2007-
A7	5.750%	7/15/20	225	245
4 Capital One Multi-Asset Execution Trust 2014-
A2	1.260%	1/15/20	50	50
4 Capital One Multi-Asset Execution Trust 2014-
A5	1.480%	7/15/20	150	151
4 Capital One Multi-Asset Execution Trust 2015-
A2	2.080%	3/15/23	225	228
4 Capital One Multi-Asset Execution Trust 2015-
A5	1.600%	5/17/21	100	101
4 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	55	55
4 Carmax Auto Owner Trust 2013-2	0.640%	1/16/18	44	44
4 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	33	33
4 CarMax Auto Owner Trust 2013-3	0.970%	4/16/18	57	57
4 CarMax Auto Owner Trust 2013-3	1.490%	1/15/19	40	40
4 CarMax Auto Owner Trust 2013-4	0.800%	7/16/18	21	21
4 CarMax Auto Owner Trust 2013-4	1.280%	5/15/19	25	25
4 CarMax Auto Owner Trust 2014-1	0.790%	10/15/18	35	35
4 CarMax Auto Owner Trust 2014-1	1.320%	7/15/19	25	25
4 CarMax Auto Owner Trust 2014-2	0.980%	1/15/19	75	75
4 CarMax Auto Owner Trust 2014-3	1.160%	6/17/19	75	75
4 CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	25	25
4 CarMax Auto Owner Trust 2014-4	1.250%	11/15/19	125	125
4 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	50	50
4 Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	50	50
4 Carmax Auto Owner Trust 2015-3	1.630%	5/15/20	100	101
4 Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	50	51
4 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	250	258
4 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	250	259
4 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	373	398
4 Centerpoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	25	26
4 Centerpoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	26	29
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	350	369
4 Chase Issuance Trust 2012-A4	1.580%	8/16/21	150	150
4 Chase Issuance Trust 2012-A7	2.160%	9/16/24	313	312
4 Chase Issuance Trust 2013-A1	1.300%	2/18/20	275	276
4 Chase Issuance Trust 2013-A8	1.010%	10/15/18	225	225

4 Chase Issuance Trust 2014-A1	1.150%	1/15/19	125	125
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	234
4 Chase Issuance Trust 2014-A6	1.260%	7/15/19	300	301
4 Chase Issuance Trust 2014-A7	1.380%	11/15/19	225	226
4 Chase Issuance Trust 2015-A2	1.590%	2/18/20	597	603
4 Chase Issuance Trust 2015-A4	1.840%	4/15/22	150	151
4 Chase Issuance Trust 2015-A5	1.360%	4/15/20	325	326
4 Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	301	303
4 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	250	272
4 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	245	269
4 Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	100	100
4 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	100	105
4 Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	425	427
4 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	200	207
4 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	500	510
4 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	325	329
4 Citigroup Commercial Mortgage Trust 2006-
C5	5.431%	10/15/49	110	113
4 Citigroup Commercial Mortgage Trust 2006-
C5	5.462%	10/15/49	100	103
4 Citigroup Commercial Mortgage Trust 2007-
C6	5.899%	12/10/49	600	632
4 Citigroup Commercial Mortgage Trust 2008-
C7	6.349%	12/10/49	490	522
4 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	75	77
4 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	100	102
4 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	75	78
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	50	55
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	75	83
4 Citigroup Commercial Mortgage Trust 2014-
GC19	2.790%	3/10/47	37	38
4 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	25	26
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	25	27
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	25	27
4 Citigroup Commercial Mortgage Trust 2014-
GC21	3.855%	5/10/47	50	53
4 Citigroup Commercial Mortgage Trust 2014-
GC21	4.328%	5/10/47	50	52
4 Citigroup Commercial Mortgage Trust 2014-
GC23	3.622%	7/10/47	100	105
4 Citigroup Commercial Mortgage Trust 2014-
GC25	3.635%	10/10/47	175	183
4 Citigroup Commercial Mortgage Trust 2015-
GC27	3.137%	2/10/48	225	225
4 Citigroup Commercial Mortgage Trust 2015-
GC27	3.571%	2/10/48	100	102
4 Citigroup Commercial Mortgage Trust 2015-
GC29	2.674%	4/10/48	50	51

4	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.192%	4/10/48	175	176
4	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.758%	4/10/48	84	83
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	100	105
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	100	103
4	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.959%	5/15/46	260	275
4	COMM 15-CR22 Mortgage Trust	3.309%	3/10/48	150	153
4	COMM 2006-C7 Mortgage Trust	5.954%	6/10/46	358	364
4	COMM 2007-C9 Mortgage Trust	5.989%	12/10/49	577	612
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	60
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	69
4,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	78	81
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	125	127
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	20	22
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	30	31
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	30	32
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	40	43
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	50	55
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	30	33
4	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	18	18
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	50	52
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	50	53
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	50	53
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	54
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	27
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	27
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	67
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	50	52
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	75
4	COMM 2013-CCRE9 Mortgage Trust	4.376%	7/10/45	90	99
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	40	41
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	44
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	106
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	60
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	87	90
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	30	32
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	61
4	COMM 2014-CCRE15 Mortgage Trust	4.868%	2/10/47	28	31
4	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	50	53
4	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	80
4	COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	50	52
4	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	25	26
4	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	25	26
4	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	185
4	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	53
4	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	86	90
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	175	180
4	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	50	54
4	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	50	53
4	COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	50	52
4	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	50	52
4	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	75	81
4	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	100	105

4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	53
4	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	25	26
4	COMM 2014-LC19 Mortgage Trust	3.183%	2/10/48	125	126
4	COMM 2014-LC19 Mortgage Trust	3.527%	2/10/48	50	51
4	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	24	25
4	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	22	23
4	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	58
4	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	16
	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	11
4	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	50	52
4	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	106
4	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	131
4	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	46
4	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	132
4	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	125	130
4	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	125	130
4	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	225	235
4	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	50	52
4	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	50	52
4	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	100	103
4	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	50	51
4	COMM 2015-CR22 Mortgage Trust	3.603%	3/10/48	50	51
4	COMM 2015-CR23 Mortgage Trust	3.257%	5/10/48	75	78
4	COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	125	131
4	COMM 2015-CR26 Mortgage Trust	3.788%	10/10/48	225	232
4	Commercial Mortgage Trust 2006-GG7	6.014%	7/10/38	233	234
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.650%	2/15/39	100	101
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.509%	9/15/39	50	52
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5	5.311%	12/15/39	145	149
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	136	141
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.889%	6/15/39	147	153
4	CSAIL Commercial Mortgage Trust 2015-C1	3.505%	4/15/50	100	103
4	CSAIL Commercial Mortgage Trust 2015-C1	3.791%	4/15/50	75	78
4	CSAIL Commercial Mortgage Trust 2015-C1	4.044%	4/15/50	50	52
4	CSAIL Commercial Mortgage Trust 2015-C2	1.454%	6/15/57	94	94
4	CSAIL Commercial Mortgage Trust 2015-C2	3.504%	6/15/57	150	154
4	CSAIL Commercial Mortgage Trust 2015-C2	3.849%	6/15/57	75	77
4	CSAIL Commercial Mortgage Trust 2015-C3	3.448%	8/15/48	85	89
4	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	100	105
4	CSAIL Commercial Mortgage Trust 2015-C3	4.258%	8/15/48	50	51
4	CSFB Commercial Mortgage Trust 2005-C5	5.230%	12/15/40	85	85
4	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	275	299
4	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	200	201
4	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	300	302
4	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	125	126
4	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	225	225
3,4	Fannie Mae Multifamily Remic Trust 2015-
	M12	2.792%	5/25/25	225	226
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	150	163
3,4	Fannie Mae-Aces 2013-M12	2.465%	3/25/23	308	313
3,4	Fannie Mae-Aces 2013-M14	2.585%	4/25/23	329	332
3,4	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	350	375

3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	25	26
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	100	101
3,4	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	471	483
3,4	Fannie Mae-Aces 2014-M1	3.432%	7/25/23	450	478
3,4	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	200	204
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	350	361
3,4	Fannie Mae-Aces 2014-M12	3.513%	12/25/23	346	376
3,4	Fannie Mae-Aces 2014-M13	1.637%	11/25/17	45	45
3,4	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	49	50
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	125	131
3,4	Fannie Mae-Aces 2014-M15	2.509%	7/25/22	150	154
3,4	Fannie Mae-Aces 2014-M2	1.916%	6/25/21	124	125
3,4	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	138	144
3,4	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	175	190
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	175	187
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	325	335
3,4	Fannie Mae-Aces 2014-M7	3.356%	6/25/24	346	370
3,4	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	46	47
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	175	184
3,4	Fannie Mae-Aces 2014-M9	1.462%	4/25/17	250	251
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	200	210
3,4	Fannie Mae-Aces 2015-M1	1.626%	2/25/18	75	76
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	300	304
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	100	104
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	219	224
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	100	103
3,4	Fannie Mae-Aces 2015-M7	1.550%	4/25/18	50	50
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	200	203
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	123	125
3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	100	104
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	218	225
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	164	170
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K007	3.342%	12/25/19	122	126
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	206	212
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K010	2.412%	8/25/18	75	77
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	204	212
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	250	273
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	133	146
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	350	368
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	150	152
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	350	356
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	225	228
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	325	330

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	325	333
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	475	503
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	325	348
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	297	310
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	325	345
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	340	363
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	311	328
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	340	363
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	311	327
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	325	341
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	288	312
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	400	430
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	325	352
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	117	122
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	400	430
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	71	74
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	225	240
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	97	102
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	275	291
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	275	286
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	49	50
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	225	226
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	49	51
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.493%	11/25/24	124	128
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	150	157
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.023%	1/25/25	175	182
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	175	185
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	100	104

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	175	184
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	225	235
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	164	165
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	325	336
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	547	569
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	100	103
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	150	154
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K708	1.670%	10/25/18	30	30
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	25	25
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	222	223
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	425	429
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	525	540
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	400	423
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K715	2.856%	1/25/21	125	131
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	1/25/21	69	71
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	275	291
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	225	240
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	222	229
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	225	237
4	Fifth Third Auto 2014-1	0.680%	4/16/18	64	64
4	Fifth Third Auto 2014-1	1.140%	10/15/20	50	50
4	Fifth Third Auto 2014-2	0.890%	11/15/18	50	50
4	Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	50	50
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	40	40
4	Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	50	50
4	Ford Credit Auto Lease Trust 2015-A	1.130%	6/15/18	100	100
4	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	50	50
4	Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	55	55
4	Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	26	26
4	Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	26	26
4	Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	30	30
4	Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	39	39
4	Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	26	26
4	Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	100	100
4	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	50	50
4	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	25	25
4	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	75	75
4	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	50	50

4 Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	50	50
4 Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	50	50
4 Ford Credit Floorplan Master Owner Trust A
Series 2013-5	1.500%	9/15/18	100	101
4 Ford Credit Floorplan Master Owner Trust A
Series 2014-1	1.200%	2/15/19	100	100
4 Ford Credit Floorplan Master Owner Trust A
Series 2014-4	1.400%	8/15/19	225	226
4 GE Capital Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	148	148
4 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.464%	3/10/44	175	175
4 GE Commercial Mortgage Corp. Series 2007-
C1 Trust	5.543%	12/10/49	275	285
4 GM Financial Leasing Trust 2015-2	1.680%	12/20/18	100	101
4 GM Financial Leasing Trust 2015-2	1.850%	7/22/19	50	51
4 GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	150	151
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	85
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	300	317
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	175	184
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	125	126
4 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	92	93
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	35	35
4 GS Mortgage Securities Trust 2013-GC13	4.172%	7/10/46	20	22
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	92
GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	40
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	45	47
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	30	32
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	165
4 GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	50	53
4 GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	50	53
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	134
4 GS Mortgage Securities Trust 2014-GC24	4.640%	9/10/47	25	27
4 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	50	52
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	75	78
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	225	235
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	50	52
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	50	52
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	150	153
4 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	100	104
4 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	150	153
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	125	132
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	50	53
4 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	125	125
4 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	23	23
4 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	109	109
4 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	14	14
4 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	38	38
4 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	38	38
4 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	50	50
4 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	73	73
4 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	36	36
4 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	50	50
4 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	100	100
4 Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	100	100
4 Honda Auto Receivables 2015-1 Owner Trust	1.320%	11/16/20	75	75
4 Honda Auto Receivables 2015-2 Owner Trust	1.040%	2/21/19	75	75

4 Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	50	50
4 Honda Auto Receivables 2015-3 Owner Trust	1.270%	4/18/19	100	100
4 Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	50	50
4 Honda Auto Receivables Owner 2014-3
Owner Trust	1.310%	10/15/20	50	50
4 Huntington Auto Trust 2015-1	1.240%	9/16/19	125	125
4 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	75	75
4 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	15	15
4 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	115	115
4 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	43	43
4 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	50	50
4 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	158	158
4 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	60	60
4 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	54	54
4 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	100	100
4 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	50	50
4 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	50	50
4 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	50	50
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.468%	1/12/43	50	50
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.450%	12/15/44	104	104
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.529%	12/15/44	35	35
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.667%	12/12/44	75	76
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	253	261
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17	5.429%	12/12/43	238	246
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.100%	4/15/45	195	198
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.100%	4/15/45	65	67
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	115	118
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	235	243
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	471	499
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	6.082%	2/12/51	75	81
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.961%	6/15/49	300	310
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	225	239
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	150	152
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	176	186
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	52	54
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	39	40
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	58	59

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	39	41
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.161%	7/15/45	26	28
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	40	43
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	100	109
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	30	33
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	1.233%	11/15/45	17	17
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	90	93
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	10	11
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	65	71
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	35	38
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	127	138
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	25	27
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.970%	2/15/47	30	33
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	95	102
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.110%	9/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	30	31
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	25	26
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	175	185
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	85	91
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	75	78
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	200	210

4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	125	130
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	175	181
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	50	51
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	50	50
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	100	103
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	110	112
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	59	59
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	125	129
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	125	126
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	50	50
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	100	104
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	57	59
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	100	104
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	125	131
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	100	106
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	53	56
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	57	60
4 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	120	120
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	82	84
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	60	62
4 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	75	77
4 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	619	643
4 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	265	275
4 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	523	564
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.269%	4/15/41	185	201
4 Mercedes-Benz Auto Lease Trust 2014-A	0.900%	12/16/19	75	75
4 Mercedes-Benz Auto Lease Trust 2015-A	1.210%	10/15/20	175	176
4 Mercedes-Benz Auto Receivables Trust 2013-
1	0.780%	8/15/17	13	13
4 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	26	26
4 Mercedes-Benz Auto Receivables Trust 2014-
1	0.870%	10/15/18	50	50
4 Mercedes-Benz Auto Receivables Trust 2015-
1	1.340%	12/16/19	50	50

4 Mercedes-Benz Auto Receivables Trust 2015-
1	1.750%	12/15/21	25	25
4 Merrill Lynch Mortgage Trust 2006-C1	5.865%	5/12/39	50	51
4 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	125	128
4 Merrill Lynch Mortgage Trust 2007-C1	6.032%	6/12/50	750	784
4 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	358	380
4 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	85	87
4 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	50	52
4 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	423	438
4 ML-CFC Commercial Mortgage Trust 2007-7	5.810%	6/12/50	140	147
4 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	125	132
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	100	103
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.362%	8/15/46	40	44
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.562%	8/15/46	20	22
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	100	110
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	68	69
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	14	14
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	100	102
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	50	51
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	50	51
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	50	51
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	1.250%	2/15/47	77	77
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	100	104
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	100	106
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	100	108
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.804%	2/15/47	100	108
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	25	26
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	100	106
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.486%	6/15/47	50	53
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	100	105
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.595%	10/15/47	50	53
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.101%	12/15/47	125	131
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	50	52

4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	75	78
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	50	51
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	200	202
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.040%	4/15/48	100	102
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.306%	4/15/48	75	76
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.883%	4/15/48	50	50
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	2.982%	7/15/50	75	78
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.398%	7/15/50	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.719%	7/15/50	125	131
4 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	9	9
4 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	117	119
4 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	200	206
4 Morgan Stanley Capital I Trust 2006-HQ8	5.636%	3/12/44	118	119
4 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	125	128
4 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	115	118
4 Morgan Stanley Capital I Trust 2006-IQ11	5.894%	10/15/42	20	20
4 Morgan Stanley Capital I Trust 2006-IQ11	5.894%	10/15/42	100	102
4 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	180	185
4 Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	50	52
4 Morgan Stanley Capital I Trust 2006-TOP23	6.017%	8/12/41	50	52
4 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	420	437
4 Morgan Stanley Capital I Trust 2007-IQ15	6.114%	6/11/49	233	245
4 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	607	643
4 Morgan Stanley Capital I Trust 2007-IQ16	6.277%	12/12/49	125	135
4 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	100	105
4 Morgan Stanley Capital I Trust 2007-TOP27	5.821%	6/11/42	297	316
4 Morgan Stanley Capital I Trust 2007-TOP27	5.825%	6/11/42	150	159
4 Morgan Stanley Capital I Trust 2008-TOP29	6.461%	1/11/43	422	459
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	364
4 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	75	79
4 Nissan Auto Lease Trust 2014-B	1.120%	9/15/17	50	50
4 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	115	115
4 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	24	24
4 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	275	275
4 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	30	30
4 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	40	40
4 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	39	39
4 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	25	25
4 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	50	50
4 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	75	75
4 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	50	50
4 Nissan Auto Receivables 2015-B Owner Trust	1.050%	10/15/19	100	100
4 Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	75	75
4 Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	50	51
4 PSE&G Transition Funding LLC Series 2001-
1	6.890%	12/15/17	111	112
4 Royal Bank of Canada	1.200%	9/19/18	300	300
4 Royal Bank of Canada	2.000%	10/1/19	400	406

Royal Bank of Canada	1.875%	2/5/20	400	400
4 Santander Drive Auto Receivables Trust
2013-3	0.700%	10/16/17	4	4
4 Santander Drive Auto Receivables Trust
2014-2	0.800%	4/16/18	25	25
4 Santander Drive Auto Receivables Trust
2014-4	1.080%	9/17/18	50	50
4 Synchrony Credit Card Master Note Trust
2014-1	1.610%	11/15/20	100	101
4 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.477%	8/15/39	57	57
4 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	111	111
4 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	9	9
4 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	30	30
4 Toyota Auto Receivables 2014-A Owner Trust	0.670%	12/15/17	75	75
4 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	25	25
4 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	50	50
4 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	25	25
4 Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	175	176
4 Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	125	126
4 Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	100	100
4 Toyota Auto Receivables Owner Trust 2015-C	1.690%	12/15/20	75	76
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	104	107
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	75	77
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	25	26
4 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	43	43
4 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	25	25
4 Volkswagen Auto Lease Trust 2014-A	0.800%	4/20/17	25	25
4 Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	25	25
4 Volkswagen Auto Loan Enhanced Trust 2012-
1	1.150%	7/20/18	231	231
4 Volkswagen Auto Loan Enhanced Trust 2014-
1	0.910%	10/22/18	75	75
4 Volkswagen Auto Loan Enhanced Trust 2014-
1	1.450%	9/21/20	50	50
4 Volkswagen Auto Loan Enhanced Trust 2014-
2	0.950%	4/22/19	150	150
4 Volkswagen Auto Loan Enhanced Trust 2014-
2	1.390%	5/20/21	75	75
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.520%	12/15/44	50	50
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	6.169%	6/15/45	34	35
4 Wachovia Bank Commercial Mortgage Trust
Series 2007-C30	5.342%	12/15/43	150	157
4 Wachovia Bank Commercial Mortgage Trust
Series 2007-C33	6.150%	2/15/51	127	132
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	70	71
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	50	52
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	75	80

4 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	100	104
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	75	77
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	125	128
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	75	77
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	125	127
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	75	75
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	50	51
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	275	277
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	175	181
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	31	32
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	125	130
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	175	182
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	29	29
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	225	226
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	50	49
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	50	52
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	75	79
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	75	79
4 Wells Fargo Commercial Mortgage Trust
2015-NSX1	2.632%	5/15/48	50	51
4 Wells Fargo Commercial Mortgage Trust
2015-NSX1	2.934%	5/15/48	50	51
4 Wells Fargo Commercial Mortgage Trust
2015-NSX1	3.148%	5/15/48	50	50
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	12/15/47	100	105
4 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	175	184
4 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	131
4 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	108
4 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	77
4 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	140	142
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	94	96
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	39	40
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	18	19
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	76	77

4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	15	15
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	150	155
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	75	77
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	20	21
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	100	109
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	20	22
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	50	52
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	30	32
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	30	33
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	50	55
4 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	25	26
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	25	27
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	25	27
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	25	27
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	19	19
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	50	54
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	75	79
4 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	150	158
4 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	76	80

4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	50	53
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.428%	11/15/47	65	68
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	65	68
4 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	38	38
4 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	60	63
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	140	151
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	60	65
4 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	77	77
4 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	40	40
4 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	25	25
4 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	50	50
4 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	50	51
4 World Omni Auto Receivables Trust 2014-B	1.140%	1/15/20	75	75
4 World Omni Automobile Lease Securitization
Trust 2013-A	1.100%	12/15/16	76	76
4 World Omni Automobile Lease Securitization
Trust 2014-A	1.160%	9/15/17	50	50
4 World Omni Automobile Lease Securitization
Trust 2014-A	1.370%	1/15/20	25	25
4 World Omni Automobile Lease Securitization
Trust 2015-A	1.540%	10/15/18	100	100
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $84,655)				87,148
Corporate Bonds (26.6%)
Finance (8.6%)
Banking (5.9%)
Abbey National Treasury Services plc	1.375%	3/13/17	200	200
Abbey National Treasury Services plc	3.050%	8/23/18	150	155
Abbey National Treasury Services plc	2.350%	9/10/19	175	177
Abbey National Treasury Services plc	2.375%	3/16/20	300	301
Abbey National Treasury Services plc	4.000%	3/13/24	150	156
American Express Centurion Bank	5.950%	6/12/17	50	54
American Express Centurion Bank	6.000%	9/13/17	625	677
American Express Co.	6.150%	8/28/17	261	283
American Express Co.	7.000%	3/19/18	650	730
American Express Co.	3.625%	12/5/24	150	149
American Express Co.	4.050%	12/3/42	67	65
American Express Credit Corp.	2.375%	3/24/17	250	254
American Express Credit Corp.	2.250%	8/15/19	1,000	1,004
American Express Credit Corp.	2.375%	5/26/20	300	300
American Express Credit Corp.	2.600%	9/14/20	300	302
Associates Corp. of North America	6.950%	11/1/18	250	285
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	275	275
Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	240	241
Bank of America Corp.	5.750%	8/15/16	100	104
Bank of America Corp.	5.625%	10/14/16	650	679
Bank of America Corp.	1.350%	11/21/16	125	125
Bank of America Corp.	5.420%	3/15/17	125	131
Bank of America Corp.	5.700%	5/2/17	300	317

Bank of America Corp.	6.400%	8/28/17	400	434
Bank of America Corp.	6.000%	9/1/17	325	350
Bank of America Corp.	5.750%	12/1/17	325	351
Bank of America Corp.	2.000%	1/11/18	475	478
Bank of America Corp.	6.875%	4/25/18	1,875	2,096
Bank of America Corp.	5.650%	5/1/18	900	980
Bank of America Corp.	1.750%	6/5/18	300	299
Bank of America Corp.	6.500%	7/15/18	75	84
Bank of America Corp.	2.600%	1/15/19	1,225	1,238
Bank of America Corp.	2.650%	4/1/19	400	405
Bank of America Corp.	7.625%	6/1/19	300	353
Bank of America Corp.	2.250%	4/21/20	500	492
Bank of America Corp.	5.625%	7/1/20	350	394
Bank of America Corp.	5.700%	1/24/22	125	143
Bank of America Corp.	3.300%	1/11/23	650	645
Bank of America Corp.	4.100%	7/24/23	300	310
Bank of America Corp.	4.125%	1/22/24	325	340
Bank of America Corp.	4.000%	4/1/24	725	745
Bank of America Corp.	4.200%	8/26/24	475	472
Bank of America Corp.	4.000%	1/22/25	425	415
Bank of America Corp.	3.950%	4/21/25	500	485
Bank of America Corp.	3.875%	8/1/25	500	507
Bank of America Corp.	4.250%	10/22/26	350	346
Bank of America Corp.	6.110%	1/29/37	435	499
Bank of America Corp.	7.750%	5/14/38	240	330
Bank of America Corp.	5.875%	2/7/42	225	263
Bank of America Corp.	5.000%	1/21/44	600	626
Bank of America Corp.	4.875%	4/1/44	300	312
Bank of America Corp.	4.750%	4/21/45	100	96
Bank of America NA	1.125%	11/14/16	250	250
Bank of America NA	5.300%	3/15/17	625	657
Bank of America NA	6.100%	6/15/17	500	534
Bank of Montreal	2.500%	1/11/17	350	356
Bank of Montreal	1.300%	7/14/17	100	100
Bank of Montreal	1.400%	4/10/18	250	248
Bank of Montreal	1.800%	7/31/18	250	251
Bank of Montreal	2.375%	1/25/19	150	153
Bank of Montreal	2.550%	11/6/22	150	148
Bank of New York Mellon Corp.	1.300%	1/25/18	125	125
Bank of New York Mellon Corp.	2.100%	1/15/19	250	252
Bank of New York Mellon Corp.	2.200%	5/15/19	275	277
Bank of New York Mellon Corp.	5.450%	5/15/19	200	222
Bank of New York Mellon Corp.	2.300%	9/11/19	500	505
Bank of New York Mellon Corp.	2.600%	8/17/20	175	177
Bank of New York Mellon Corp.	3.550%	9/23/21	300	315
Bank of New York Mellon Corp.	3.250%	9/11/24	150	150
Bank of New York Mellon Corp.	3.000%	2/24/25	250	245
Bank of Nova Scotia	1.100%	12/13/16	150	150
Bank of Nova Scotia	2.550%	1/12/17	150	153
Bank of Nova Scotia	1.250%	4/11/17	170	170
Bank of Nova Scotia	1.300%	7/21/17	100	100
Bank of Nova Scotia	1.375%	12/18/17	100	100
Bank of Nova Scotia	1.700%	6/11/18	200	200
Bank of Nova Scotia	2.050%	10/30/18	450	454
Bank of Nova Scotia	2.800%	7/21/21	150	152
Barclays Bank plc	2.500%	2/20/19	950	966
Barclays Bank plc	3.750%	5/15/24	350	355

	Barclays plc	2.000%	3/16/18	250	250
	Barclays plc	2.750%	11/8/19	100	101
	Barclays plc	2.875%	6/8/20	250	251
	Barclays plc	4.375%	9/11/24	200	194
	Barclays plc	3.650%	3/16/25	350	334
	BB&T Corp.	2.150%	3/22/17	175	177
	BB&T Corp.	4.900%	6/30/17	75	79
	BB&T Corp.	1.450%	1/12/18	250	249
	BB&T Corp.	6.850%	4/30/19	400	466
	BB&T Corp.	5.250%	11/1/19	100	110
	BB&T Corp.	2.450%	1/15/20	130	131
	BBVA US Senior SAU	4.664%	10/9/15	400	400
	Bear Stearns Cos. LLC	5.550%	1/22/17	150	158
	Bear Stearns Cos. LLC	6.400%	10/2/17	400	436
	Bear Stearns Cos. LLC	7.250%	2/1/18	525	588
	BNP Paribas SA	1.250%	12/12/16	250	250
	BNP Paribas SA	2.375%	9/14/17	600	610
	BNP Paribas SA	2.700%	8/20/18	275	281
	BNP Paribas SA	2.400%	12/12/18	225	228
	BNP Paribas SA	2.450%	3/17/19	75	76
	BNP Paribas SA	2.375%	5/21/20	375	376
	BNP Paribas SA	5.000%	1/15/21	475	533
	BPCE SA	1.625%	2/10/17	200	201
	BPCE SA	2.500%	12/10/18	175	178
	BPCE SA	2.500%	7/15/19	250	254
	BPCE SA	2.250%	1/27/20	125	126
	BPCE SA	4.000%	4/15/24	325	338
	Branch Banking & Trust Co.	5.625%	9/15/16	175	182
	Branch Banking & Trust Co.	1.350%	10/1/17	100	100
	Branch Banking & Trust Co.	3.625%	9/16/25	500	499
	Capital One Bank USA NA	1.150%	11/21/16	300	299
	Capital One Bank USA NA	1.300%	6/5/17	250	248
	Capital One Bank USA NA	2.150%	11/21/18	100	100
	Capital One Bank USA NA	2.300%	6/5/19	400	397
	Capital One Bank USA NA	8.800%	7/15/19	350	423
	Capital One Bank USA NA	3.375%	2/15/23	235	229
	Capital One Financial Corp.	6.150%	9/1/16	125	130
	Capital One Financial Corp.	5.250%	2/21/17	50	53
	Capital One Financial Corp.	6.750%	9/15/17	50	55
	Capital One Financial Corp.	2.450%	4/24/19	200	199
	Capital One Financial Corp.	4.750%	7/15/21	50	55
	Capital One Financial Corp.	3.500%	6/15/23	27	27
	Capital One Financial Corp.	3.750%	4/24/24	175	174
	Capital One NA	1.650%	2/5/18	400	397
	Capital One NA	2.400%	9/5/19	100	99
4,7	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	500	602
	Citigroup Inc.	4.450%	1/10/17	300	312
	Citigroup Inc.	1.550%	8/14/17	150	150
	Citigroup Inc.	6.000%	8/15/17	176	190
	Citigroup Inc.	6.125%	11/21/17	825	899
	Citigroup Inc.	1.800%	2/5/18	225	225
	Citigroup Inc.	6.125%	5/15/18	789	872
	Citigroup Inc.	2.150%	7/30/18	400	401
	Citigroup Inc.	2.500%	9/26/18	675	684
	Citigroup Inc.	2.550%	4/8/19	1,000	1,009
	Citigroup Inc.	8.500%	5/22/19	300	362
	Citigroup Inc.	2.400%	2/18/20	250	248

Citigroup Inc.	5.375%	8/9/20	150	167
Citigroup Inc.	4.500%	1/14/22	575	622
Citigroup Inc.	4.050%	7/30/22	300	306
Citigroup Inc.	3.500%	5/15/23	500	487
Citigroup Inc.	3.875%	10/25/23	500	515
Citigroup Inc.	4.000%	8/5/24	200	198
Citigroup Inc.	3.875%	3/26/25	100	97
Citigroup Inc.	3.300%	4/27/25	250	243
Citigroup Inc.	4.400%	6/10/25	1,500	1,506
Citigroup Inc.	5.500%	9/13/25	75	82
Citigroup Inc.	6.625%	6/15/32	100	118
Citigroup Inc.	6.125%	8/25/36	75	86
Citigroup Inc.	8.125%	7/15/39	575	828
Citigroup Inc.	5.300%	5/6/44	875	911
Citigroup Inc.	4.650%	7/30/45	300	299
Citizens Bank NA	1.600%	12/4/17	100	99
Citizens Bank NA	2.450%	12/4/19	100	100
Comerica Bank	5.750%	11/21/16	225	236
Comerica Bank	5.200%	8/22/17	75	80
Comerica Bank	4.000%	7/27/25	50	51
Commonwealth Bank of Australia	1.400%	9/8/17	100	100
Commonwealth Bank of Australia	1.900%	9/18/17	250	252
Commonwealth Bank of Australia	1.625%	3/12/18	750	751
Commonwealth Bank of Australia	2.300%	9/6/19	100	100
Compass Bank	1.850%	9/29/17	100	100
Compass Bank	6.400%	10/1/17	75	81
Compass Bank	2.750%	9/29/19	100	100
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	250	257
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	325	326
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	500	505
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/20	750	750
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	950	1,047
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	525	554
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	125	125
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	175	181
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.375%	8/4/25	100	101
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	100	112
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	250	273
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	8/4/45	100	101
Countrywide Financial Corp.	6.250%	5/15/16	125	129
Credit Suisse	1.375%	5/26/17	450	449
Credit Suisse	6.000%	2/15/18	100	109
Credit Suisse	1.700%	4/27/18	350	349
Credit Suisse	2.300%	5/28/19	400	401
Credit Suisse	5.300%	8/13/19	175	195

Credit Suisse	5.400%	1/14/20	325	360
Credit Suisse	3.000%	10/29/21	600	601
Credit Suisse	3.625%	9/9/24	650	650
7 Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	250	249
7 Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	300	300
7 Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	250	245
7 Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	375	366
Deutsche Bank AG	1.400%	2/13/17	275	274
Deutsche Bank AG	1.350%	5/30/17	225	224
Deutsche Bank AG	6.000%	9/1/17	800	861
Deutsche Bank AG	1.875%	2/13/18	250	249
Deutsche Bank AG	2.500%	2/13/19	150	151
Deutsche Bank AG	2.950%	8/20/20	100	101
Deutsche Bank AG	3.700%	5/30/24	225	223
Deutsche Bank AG	4.500%	4/1/25	100	97
4 Deutsche Bank AG	4.296%	5/24/28	275	266
Discover Bank	3.200%	8/9/21	100	100
Discover Bank	4.200%	8/8/23	300	308
Discover Financial Services	3.850%	11/21/22	200	198
Discover Financial Services	3.950%	11/6/24	375	370
Discover Financial Services	3.750%	3/4/25	100	97
Fifth Third Bancorp	3.500%	3/15/22	125	127
Fifth Third Bancorp	4.300%	1/16/24	275	283
Fifth Third Bancorp	8.250%	3/1/38	225	321
Fifth Third Bank	0.900%	2/26/16	225	225
Fifth Third Bank	2.150%	8/20/18	575	579
First Niagara Financial Group Inc.	6.750%	3/19/20	50	56
FirstMerit Bank NA	4.270%	11/25/26	150	151
FirstMerit Corp.	4.350%	2/4/23	50	51
Goldman Sachs Capital I	6.345%	2/15/34	225	259
Goldman Sachs Group Inc.	5.750%	10/1/16	250	261
Goldman Sachs Group Inc.	5.625%	1/15/17	450	472
Goldman Sachs Group Inc.	6.250%	9/1/17	475	516
Goldman Sachs Group Inc.	5.950%	1/18/18	825	900
Goldman Sachs Group Inc.	2.375%	1/22/18	450	455
Goldman Sachs Group Inc.	6.150%	4/1/18	200	220
Goldman Sachs Group Inc.	2.900%	7/19/18	575	589
Goldman Sachs Group Inc.	2.625%	1/31/19	850	862
Goldman Sachs Group Inc.	7.500%	2/15/19	75	87
Goldman Sachs Group Inc.	2.550%	10/23/19	1,200	1,207
Goldman Sachs Group Inc.	5.375%	3/15/20	475	530
Goldman Sachs Group Inc.	2.600%	4/23/20	300	301
Goldman Sachs Group Inc.	6.000%	6/15/20	480	551
Goldman Sachs Group Inc.	2.750%	9/15/20	150	150
Goldman Sachs Group Inc.	5.250%	7/27/21	475	530
Goldman Sachs Group Inc.	5.750%	1/24/22	1,175	1,349
Goldman Sachs Group Inc.	3.625%	1/22/23	375	379
Goldman Sachs Group Inc.	4.000%	3/3/24	575	592
Goldman Sachs Group Inc.	3.850%	7/8/24	175	178
Goldman Sachs Group Inc.	3.500%	1/23/25	250	245
Goldman Sachs Group Inc.	3.750%	5/22/25	200	201
Goldman Sachs Group Inc.	5.950%	1/15/27	400	453
Goldman Sachs Group Inc.	6.125%	2/15/33	125	149
Goldman Sachs Group Inc.	6.450%	5/1/36	225	262
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,162
Goldman Sachs Group Inc.	6.250%	2/1/41	675	815
Goldman Sachs Group Inc.	4.800%	7/8/44	250	252

Goldman Sachs Group Inc.	5.150%	5/22/45	350	344
HSBC Bank USA NA	4.875%	8/24/20	250	275
HSBC Bank USA NA	5.625%	8/15/35	250	282
HSBC Bank USA NA	7.000%	1/15/39	250	321
HSBC Holdings plc	5.100%	4/5/21	625	693
HSBC Holdings plc	4.875%	1/14/22	225	247
HSBC Holdings plc	4.000%	3/30/22	225	236
HSBC Holdings plc	4.250%	3/14/24	250	249
HSBC Holdings plc	4.250%	8/18/25	150	148
HSBC Holdings plc	7.625%	5/17/32	100	127
HSBC Holdings plc	7.350%	11/27/32	100	126
HSBC Holdings plc	6.500%	5/2/36	500	588
HSBC Holdings plc	6.500%	9/15/37	550	643
HSBC Holdings plc	6.800%	6/1/38	200	244
HSBC Holdings plc	5.250%	3/14/44	250	254
HSBC USA Inc.	1.500%	11/13/17	375	374
HSBC USA Inc.	1.625%	1/16/18	455	454
HSBC USA Inc.	2.000%	8/7/18	100	100
HSBC USA Inc.	2.625%	9/24/18	50	51
HSBC USA Inc.	2.375%	11/13/19	300	299
HSBC USA Inc.	2.350%	3/5/20	275	271
HSBC USA Inc.	2.750%	8/7/20	150	150
HSBC USA Inc.	5.000%	9/27/20	300	330
HSBC USA Inc.	3.500%	6/23/24	100	102
Huntington Bancshares Inc.	2.600%	8/2/18	50	51
Huntington Bancshares Inc.	7.000%	12/15/20	25	30
Huntington National Bank	1.300%	11/20/16	100	100
Huntington National Bank	1.375%	4/24/17	200	199
Huntington National Bank	2.000%	6/30/18	250	251
Huntington National Bank	2.400%	4/1/20	150	149
Intesa Sanpaolo SPA	2.375%	1/13/17	175	176
Intesa Sanpaolo SPA	3.875%	1/16/18	200	206
Intesa Sanpaolo SPA	3.875%	1/15/19	185	192
Intesa Sanpaolo SPA	5.250%	1/12/24	225	241
JPMorgan Chase & Co.	1.350%	2/15/17	400	401
JPMorgan Chase & Co.	6.125%	6/27/17	75	81
JPMorgan Chase & Co.	2.000%	8/15/17	325	327
JPMorgan Chase & Co.	6.000%	1/15/18	1,075	1,175
JPMorgan Chase & Co.	1.800%	1/25/18	300	300
JPMorgan Chase & Co.	1.700%	3/1/18	450	449
JPMorgan Chase & Co.	1.625%	5/15/18	775	770
JPMorgan Chase & Co.	2.350%	1/28/19	300	302
JPMorgan Chase & Co.	6.300%	4/23/19	825	936
JPMorgan Chase & Co.	2.200%	10/22/19	750	746
JPMorgan Chase & Co.	2.250%	1/23/20	800	793
JPMorgan Chase & Co.	2.750%	6/23/20	350	352
JPMorgan Chase & Co.	4.400%	7/22/20	575	620
JPMorgan Chase & Co.	4.250%	10/15/20	250	268
JPMorgan Chase & Co.	4.625%	5/10/21	250	272
JPMorgan Chase & Co.	4.350%	8/15/21	205	220
JPMorgan Chase & Co.	4.500%	1/24/22	25	27
JPMorgan Chase & Co.	3.250%	9/23/22	750	750
JPMorgan Chase & Co.	3.200%	1/25/23	750	743
JPMorgan Chase & Co.	3.375%	5/1/23	300	293
JPMorgan Chase & Co.	3.875%	9/10/24	500	493
JPMorgan Chase & Co.	3.125%	1/23/25	400	386
JPMorgan Chase & Co.	3.900%	7/15/25	300	306

JPMorgan Chase & Co.	4.125%	12/15/26	450	448
JPMorgan Chase & Co.	6.400%	5/15/38	950	1,184
JPMorgan Chase & Co.	5.500%	10/15/40	250	282
JPMorgan Chase & Co.	5.600%	7/15/41	450	515
JPMorgan Chase & Co.	5.400%	1/6/42	150	168
JPMorgan Chase & Co.	5.625%	8/16/43	300	329
JPMorgan Chase & Co.	4.850%	2/1/44	175	182
JPMorgan Chase & Co.	4.950%	6/1/45	100	99
JPMorgan Chase Bank NA	6.000%	10/1/17	1,075	1,162
KeyBank NA	5.450%	3/3/16	150	153
KeyBank NA	1.650%	2/1/18	75	75
KeyBank NA	1.700%	6/1/18	250	250
KeyBank NA	2.500%	12/15/19	100	101
KeyBank NA	2.250%	3/16/20	250	249
KeyBank NA	3.300%	6/1/25	125	123
KeyCorp	2.300%	12/13/18	125	126
KeyCorp	5.100%	3/24/21	25	28
Lloyds Bank plc	4.200%	3/28/17	75	78
Lloyds Bank plc	1.750%	3/16/18	75	75
Lloyds Bank plc	1.750%	5/14/18	100	100
Lloyds Bank plc	2.300%	11/27/18	225	228
Lloyds Bank plc	2.350%	9/5/19	425	429
Lloyds Bank plc	2.400%	3/17/20	50	50
Lloyds Bank plc	6.375%	1/21/21	175	210
Lloyds Bank plc	3.500%	5/14/25	225	223
Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	220
Manufacturers & Traders Trust Co.	2.300%	1/30/19	550	554
Manufacturers & Traders Trust Co.	2.250%	7/25/19	100	100
Manufacturers & Traders Trust Co.	2.100%	2/6/20	175	174
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	150	151
Manufacturers & Traders Trust Co.	2.900%	2/6/25	425	407
Morgan Stanley	5.750%	10/18/16	375	392
Morgan Stanley	5.450%	1/9/17	575	604
Morgan Stanley	4.750%	3/22/17	255	267
Morgan Stanley	5.550%	4/27/17	50	53
Morgan Stanley	5.950%	12/28/17	375	408
Morgan Stanley	1.875%	1/5/18	400	401
Morgan Stanley	6.625%	4/1/18	450	501
Morgan Stanley	2.125%	4/25/18	425	427
Morgan Stanley	2.200%	12/7/18	250	252
Morgan Stanley	2.500%	1/24/19	150	152
Morgan Stanley	7.300%	5/13/19	525	613
Morgan Stanley	2.375%	7/23/19	400	400
Morgan Stanley	5.625%	9/23/19	800	893
Morgan Stanley	5.500%	1/26/20	275	307
Morgan Stanley	2.650%	1/27/20	250	250
Morgan Stanley	2.800%	6/16/20	400	402
Morgan Stanley	5.500%	7/24/20	175	196
Morgan Stanley	5.750%	1/25/21	250	284
Morgan Stanley	5.500%	7/28/21	75	85
Morgan Stanley	4.875%	11/1/22	425	452
Morgan Stanley	3.750%	2/25/23	675	688
Morgan Stanley	4.100%	5/22/23	350	356
Morgan Stanley	3.875%	4/29/24	525	537
Morgan Stanley	3.700%	10/23/24	650	652
Morgan Stanley	4.000%	7/23/25	250	255
Morgan Stanley	5.000%	11/24/25	300	318

Morgan Stanley	6.250%	8/9/26	450	541
Morgan Stanley	4.350%	9/8/26	225	226
Morgan Stanley	3.950%	4/23/27	350	338
Morgan Stanley	7.250%	4/1/32	150	197
Morgan Stanley	6.375%	7/24/42	325	402
Morgan Stanley	4.300%	1/27/45	500	464
MUFG Americas Holdings Corp.	1.625%	2/9/18	200	199
MUFG Americas Holdings Corp.	2.250%	2/10/20	200	199
MUFG Americas Holdings Corp.	3.500%	6/18/22	175	179
MUFG Americas Holdings Corp.	3.000%	2/10/25	100	95
MUFG Union Bank NA	5.950%	5/11/16	100	103
MUFG Union Bank NA	2.125%	6/16/17	50	50
MUFG Union Bank NA	2.625%	9/26/18	125	127
MUFG Union Bank NA	2.250%	5/6/19	300	301
Murray Street Investment Trust I	4.647%	3/9/17	275	287
National Australia Bank Ltd.	2.750%	3/9/17	175	179
National Australia Bank Ltd.	2.300%	7/25/18	175	178
National Australia Bank Ltd.	3.000%	1/20/23	250	252
National Bank of Canada	1.450%	11/7/17	100	100
National City Corp.	6.875%	5/15/19	100	115
Northern Trust Corp.	3.450%	11/4/20	100	106
Northern Trust Corp.	3.375%	8/23/21	100	106
Northern Trust Corp.	3.950%	10/30/25	150	157
People's United Bank NA	4.000%	7/15/24	100	100
People's United Financial Inc.	3.650%	12/6/22	100	100
PNC Bank NA	4.875%	9/21/17	775	821
PNC Bank NA	6.000%	12/7/17	100	109
PNC Bank NA	1.500%	2/23/18	100	100
PNC Bank NA	1.600%	6/1/18	150	150
PNC Bank NA	2.250%	7/2/19	600	604
PNC Bank NA	2.400%	10/18/19	75	76
PNC Bank NA	2.300%	6/1/20	150	149
PNC Bank NA	3.300%	10/30/24	200	199
PNC Bank NA	2.950%	2/23/25	150	145
PNC Bank NA	3.250%	6/1/25	100	99
PNC Financial Services Group Inc.	3.900%	4/29/24	625	633
PNC Funding Corp.	5.625%	2/1/17	75	79
PNC Funding Corp.	6.700%	6/10/19	25	29
PNC Funding Corp.	5.125%	2/8/20	150	168
PNC Funding Corp.	4.375%	8/11/20	475	519
PNC Funding Corp.	3.300%	3/8/22	500	514
Rabobank Nederland NY Branch	3.375%	5/21/25	275	270
Regions Bank	6.450%	6/26/37	250	302
Regions Financial Corp.	2.000%	5/15/18	285	285
Royal Bank of Canada	1.200%	1/23/17	285	286
Royal Bank of Canada	1.000%	4/27/17	500	499
Royal Bank of Canada	1.250%	6/16/17	150	150
Royal Bank of Canada	1.400%	10/13/17	200	200
Royal Bank of Canada	2.200%	7/27/18	375	381
Royal Bank of Canada	1.800%	7/30/18	575	578
Royal Bank of Canada	2.200%	9/23/19	225	229
Royal Bank of Scotland Group plc	1.875%	3/31/17	100	100
Royal Bank of Scotland Group plc	6.400%	10/21/19	450	506
Royal Bank of Scotland plc	5.625%	8/24/20	150	171
Royal Bank of Scotland plc	6.125%	1/11/21	200	233
Santander Bank NA	2.000%	1/12/18	250	249
Santander Bank NA	8.750%	5/30/18	75	86

Santander Holdings USA Inc.	3.450%	8/27/18	50	52
Santander Holdings USA Inc.	4.500%	7/17/25	125	126
Societe Generale SA	2.750%	10/12/17	225	230
Societe Generale SA	2.625%	10/1/18	125	128
State Street Corp.	4.956%	3/15/18	275	292
State Street Corp.	1.350%	5/15/18	275	274
State Street Corp.	3.100%	5/15/23	150	147
State Street Corp.	3.700%	11/20/23	83	87
State Street Corp.	3.550%	8/18/25	225	229
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	475	477
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	250	251
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	150	152
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	250	249
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	251
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	105
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	260
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	249
SunTrust Bank	7.250%	3/15/18	75	84
SunTrust Banks Inc.	3.500%	1/20/17	350	358
SunTrust Banks Inc.	6.000%	9/11/17	50	54
SunTrust Banks Inc.	2.350%	11/1/18	40	40
SunTrust Banks Inc.	2.500%	5/1/19	300	303
SVB Financial Group	3.500%	1/29/25	100	97
Svenska Handelsbanken AB	2.875%	4/4/17	475	486
Svenska Handelsbanken AB	2.500%	1/25/19	225	231
Svenska Handelsbanken AB	2.250%	6/17/19	225	228
Synchrony Financial	2.700%	2/3/20	425	420
Synchrony Financial	4.250%	8/15/24	250	249
Synchrony Financial	4.500%	7/23/25	500	504
Toronto-Dominion Bank	2.375%	10/19/16	250	254
Toronto-Dominion Bank	1.125%	5/2/17	150	150
Toronto-Dominion Bank	1.625%	3/13/18	750	753
Toronto-Dominion Bank	1.400%	4/30/18	250	249
Toronto-Dominion Bank	1.750%	7/23/18	350	351
Toronto-Dominion Bank	2.625%	9/10/18	300	308
Toronto-Dominion Bank	2.125%	7/2/19	100	101
Toronto-Dominion Bank	2.250%	11/5/19	500	503
UBS AG	1.375%	6/1/17	225	224
UBS AG	7.375%	6/15/17	200	218
UBS AG	5.875%	12/20/17	425	463
UBS AG	5.750%	4/25/18	575	630
UBS AG	2.375%	8/14/19	400	402
UBS AG	2.350%	3/26/20	350	350
UBS AG	4.875%	8/4/20	300	334
US Bancorp	1.950%	11/15/18	325	329
US Bancorp	2.200%	4/25/19	100	102
US Bancorp	4.125%	5/24/21	250	271
US Bancorp	3.000%	3/15/22	125	128
US Bancorp	2.950%	7/15/22	400	396
US Bancorp	3.600%	9/11/24	50	51
US Bank NA	1.375%	9/11/17	175	176
US Bank NA	2.125%	10/28/19	1,000	1,007
US Bank NA	2.800%	1/27/25	500	487
Vesey Street Investment Trust I	4.404%	9/1/16	25	26
Wachovia Bank NA	6.000%	11/15/17	200	218
Wachovia Corp.	5.625%	10/15/16	125	131
Wachovia Corp.	5.750%	6/15/17	425	456

Wachovia Corp.	5.750%	2/1/18	300	328
Wachovia Corp.	6.605%	10/1/25	500	607
Wells Fargo & Co.	2.625%	12/15/16	350	357
Wells Fargo & Co.	2.100%	5/8/17	150	152
Wells Fargo & Co.	1.150%	6/2/17	400	400
Wells Fargo & Co.	1.400%	9/8/17	675	676
Wells Fargo & Co.	5.625%	12/11/17	575	624
Wells Fargo & Co.	1.500%	1/16/18	25	25
Wells Fargo & Co.	2.150%	1/15/19	250	252
Wells Fargo & Co.	2.125%	4/22/19	500	504
Wells Fargo & Co.	4.600%	4/1/21	1,325	1,453
Wells Fargo & Co.	3.500%	3/8/22	450	465
Wells Fargo & Co.	3.300%	9/9/24	400	397
Wells Fargo & Co.	3.000%	2/19/25	100	96
Wells Fargo & Co.	4.100%	6/3/26	500	503
Wells Fargo & Co.	4.300%	7/22/27	400	406
Wells Fargo & Co.	5.375%	2/7/35	200	229
Wells Fargo & Co.	5.375%	11/2/43	300	328
Wells Fargo & Co.	5.606%	1/15/44	600	668
Wells Fargo & Co.	4.650%	11/4/44	325	318
Wells Fargo & Co.	3.900%	5/1/45	500	457
Wells Fargo Bank NA	5.950%	8/26/36	200	242
Wells Fargo Bank NA	5.850%	2/1/37	300	357
Wells Fargo Bank NA	6.600%	1/15/38	225	294
Westpac Banking Corp.	1.200%	5/19/17	600	601
Westpac Banking Corp.	1.500%	12/1/17	200	200
Westpac Banking Corp.	1.600%	1/12/18	200	201
Westpac Banking Corp.	2.250%	7/30/18	325	330
Westpac Banking Corp.	2.250%	1/17/19	225	227
Westpac Banking Corp.	4.875%	11/19/19	250	278

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	100	102
Affiliated Managers Group Inc.	3.500%	8/1/25	250	241
Ameriprise Financial Inc.	5.300%	3/15/20	125	141
Ameriprise Financial Inc.	4.000%	10/15/23	150	157
Ameriprise Financial Inc.	3.700%	10/15/24	100	102
Apollo Investment Corp.	5.250%	3/3/25	50	50
BGC Partners Inc.	5.375%	12/9/19	50	51
BlackRock Inc.	6.250%	9/15/17	100	110
BlackRock Inc.	5.000%	12/10/19	160	179
BlackRock Inc.	4.250%	5/24/21	125	138
BlackRock Inc.	3.375%	6/1/22	125	129
BlackRock Inc.	3.500%	3/18/24	225	231
Brookfield Asset Management Inc.	4.000%	1/15/25	100	99
Brookfield Asset Management Inc.	7.375%	3/1/33	50	60
Charles Schwab Corp.	3.225%	9/1/22	300	308
CME Group Inc.	3.000%	9/15/22	125	126
CME Group Inc.	3.000%	3/15/25	125	123
CME Group Inc.	5.300%	9/15/43	125	141
Eaton Vance Corp.	3.625%	6/15/23	50	51
Franklin Resources Inc.	1.375%	9/15/17	50	50
Franklin Resources Inc.	4.625%	5/20/20	50	56
Franklin Resources Inc.	2.800%	9/15/22	225	221
Intercontinental Exchange Inc.	2.500%	10/15/18	25	25
Intercontinental Exchange Inc.	4.000%	10/15/23	150	156
Invesco Finance plc	3.125%	11/30/22	175	178

Invesco Finance plc	4.000%	1/30/24	100	105
Invesco Finance plc	5.375%	11/30/43	75	84
Janus Capital Group Inc.	4.875%	8/1/25	75	77
Jefferies Group LLC	5.125%	4/13/18	150	157
Jefferies Group LLC	8.500%	7/15/19	25	30
Jefferies Group LLC	6.875%	4/15/21	155	174
Jefferies Group LLC	5.125%	1/20/23	100	100
Jefferies Group LLC	6.450%	6/8/27	50	52
Jefferies Group LLC	6.250%	1/15/36	75	71
Jefferies Group LLC	6.500%	1/20/43	75	71
Lazard Group LLC	6.850%	6/15/17	17	18
Lazard Group LLC	3.750%	2/13/25	50	48
Legg Mason Inc.	2.700%	7/15/19	50	50
Legg Mason Inc.	5.625%	1/15/44	100	104
Leucadia National Corp.	5.500%	10/18/23	150	151
Leucadia National Corp.	6.625%	10/23/43	25	23
Nasdaq Inc.	5.550%	1/15/20	175	193
NASDAQ Inc.	4.250%	6/1/24	75	76
Nomura Holdings Inc.	2.750%	3/19/19	250	253
Nomura Holdings Inc.	6.700%	3/4/20	200	234
Raymond James Financial Inc.	4.250%	4/15/16	50	51
Stifel Financial Corp.	4.250%	7/18/24	50	50
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	57
TD Ameritrade Holding Corp.	2.950%	4/1/22	150	150
TD Ameritrade Holding Corp.	3.625%	4/1/25	100	102

Finance Companies (0.5%)
Air Lease Corp.	5.625%	4/1/17	175	183
Air Lease Corp.	2.125%	1/15/18	75	74
Air Lease Corp.	2.625%	9/4/18	100	100
Air Lease Corp.	3.375%	1/15/19	125	127
Air Lease Corp.	4.750%	3/1/20	75	80
Air Lease Corp.	3.875%	4/1/21	75	76
Air Lease Corp.	3.750%	2/1/22	125	125
Air Lease Corp.	4.250%	9/15/24	75	74
Ares Capital Corp.	4.875%	11/30/18	125	130
Ares Capital Corp.	3.875%	1/15/20	100	103
FS Investment Corp.	4.000%	7/15/19	75	76
FS Investment Corp.	4.750%	5/15/22	50	49
GATX Corp.	3.500%	7/15/16	50	51
GATX Corp.	1.250%	3/4/17	50	50
GATX Corp.	2.375%	7/30/18	40	40
GATX Corp.	2.500%	7/30/19	50	50
GATX Corp.	4.750%	6/15/22	100	106
GATX Corp.	3.250%	3/30/25	125	118
GATX Corp.	4.500%	3/30/45	50	44
4 GE Capital Trust I	6.375%	11/15/67	130	139
General Electric Capital Corp.	3.350%	10/17/16	200	206
General Electric Capital Corp.	5.400%	2/15/17	240	254
General Electric Capital Corp.	2.300%	4/27/17	325	332
General Electric Capital Corp.	1.250%	5/15/17	150	151
General Electric Capital Corp.	5.625%	9/15/17	485	527
General Electric Capital Corp.	1.600%	11/20/17	175	176
General Electric Capital Corp.	1.625%	4/2/18	250	252
General Electric Capital Corp.	5.625%	5/1/18	640	708
General Electric Capital Corp.	2.300%	1/14/19	150	153
General Electric Capital Corp.	6.000%	8/7/19	325	376

General Electric Capital Corp.	2.100%	12/11/19	25	25
General Electric Capital Corp.	5.500%	1/8/20	475	544
General Electric Capital Corp.	2.200%	1/9/20	575	581
General Electric Capital Corp.	5.550%	5/4/20	375	432
General Electric Capital Corp.	4.375%	9/16/20	445	491
General Electric Capital Corp.	4.625%	1/7/21	350	392
General Electric Capital Corp.	5.300%	2/11/21	600	690
General Electric Capital Corp.	4.650%	10/17/21	775	873
General Electric Capital Corp.	3.150%	9/7/22	317	327
General Electric Capital Corp.	3.100%	1/9/23	432	442
General Electric Capital Corp.	3.450%	5/15/24	160	168
General Electric Capital Corp.	6.750%	3/15/32	800	1,089
General Electric Capital Corp.	6.150%	8/7/37	475	614
General Electric Capital Corp.	5.875%	1/14/38	1,080	1,349
General Electric Capital Corp.	6.875%	1/10/39	725	1,019
4 General Electric Capital Corp.	6.375%	11/15/67	280	300
HSBC Finance Corp.	6.676%	1/15/21	465	543
7 International Lease Finance Corp.	7.125%	9/1/18	200	220
Prospect Capital Corp.	5.000%	7/15/19	50	52
Prospect Capital Corp.	5.875%	3/15/23	40	40

Insurance (1.3%)
ACE Capital Trust II	9.700%	4/1/30	50	74
ACE INA Holdings Inc.	5.700%	2/15/17	75	80
ACE INA Holdings Inc.	5.800%	3/15/18	25	28
ACE INA Holdings Inc.	5.900%	6/15/19	25	28
ACE INA Holdings Inc.	2.700%	3/13/23	125	122
ACE INA Holdings Inc.	3.350%	5/15/24	100	100
ACE INA Holdings Inc.	3.150%	3/15/25	250	244
ACE INA Holdings Inc.	4.150%	3/13/43	100	95
AEGON Funding Co. LLC	5.750%	12/15/20	81	92
Aetna Inc.	1.750%	5/15/17	50	50
Aetna Inc.	1.500%	11/15/17	75	75
Aetna Inc.	2.200%	3/15/19	60	60
Aetna Inc.	2.750%	11/15/22	200	193
Aetna Inc.	3.500%	11/15/24	125	124
Aetna Inc.	6.625%	6/15/36	130	160
Aetna Inc.	6.750%	12/15/37	100	124
Aetna Inc.	4.500%	5/15/42	75	73
Aetna Inc.	4.125%	11/15/42	75	70
Aflac Inc.	2.650%	2/15/17	125	128
Aflac Inc.	2.400%	3/16/20	100	101
Aflac Inc.	4.000%	2/15/22	50	53
Aflac Inc.	3.625%	6/15/23	125	128
Aflac Inc.	3.625%	11/15/24	125	127
Aflac Inc.	3.250%	3/17/25	75	74
Aflac Inc.	6.900%	12/17/39	75	97
Alleghany Corp.	5.625%	9/15/20	100	112
Alleghany Corp.	4.900%	9/15/44	100	97
Allied World Assurance Co. Ltd.	5.500%	11/15/20	50	56
Allstate Corp.	5.550%	5/9/35	75	88
Allstate Corp.	4.500%	6/15/43	50	51
4 Allstate Corp.	5.750%	8/15/53	75	77
4 Allstate Corp.	6.125%	5/15/67	125	127
4 Allstate Corp.	6.500%	5/15/67	100	112
Alterra Finance LLC	6.250%	9/30/20	55	63
American Financial Group Inc.	9.875%	6/15/19	50	62

American International Group Inc.	5.600%	10/18/16	325	339
American International Group Inc.	5.850%	1/16/18	200	219
American International Group Inc.	3.375%	8/15/20	125	131
American International Group Inc.	6.400%	12/15/20	385	455
American International Group Inc.	4.875%	6/1/22	250	276
American International Group Inc.	4.125%	2/15/24	170	179
American International Group Inc.	3.875%	1/15/35	200	185
American International Group Inc.	4.700%	7/10/35	75	77
American International Group Inc.	6.250%	5/1/36	475	574
American International Group Inc.	4.500%	7/16/44	375	367
American International Group Inc.	4.800%	7/10/45	125	129
American International Group Inc.	4.375%	1/15/55	125	114
4 American International Group Inc.	8.175%	5/15/68	100	133
4 American International Group Inc.	6.250%	3/15/87	100	109
Anthem Inc.	2.375%	2/15/17	75	76
Anthem Inc.	5.875%	6/15/17	25	27
Anthem Inc.	1.875%	1/15/18	125	125
Anthem Inc.	2.250%	8/15/19	150	149
Anthem Inc.	4.350%	8/15/20	100	108
Anthem Inc.	3.700%	8/15/21	125	129
Anthem Inc.	3.125%	5/15/22	150	148
Anthem Inc.	3.300%	1/15/23	175	172
Anthem Inc.	3.500%	8/15/24	125	124
Anthem Inc.	5.950%	12/15/34	75	82
Anthem Inc.	5.850%	1/15/36	225	244
Anthem Inc.	6.375%	6/15/37	110	132
Anthem Inc.	4.625%	5/15/42	175	173
Anthem Inc.	4.650%	1/15/43	175	172
Anthem Inc.	5.100%	1/15/44	100	105
Anthem Inc.	4.650%	8/15/44	125	121
Anthem Inc.	4.850%	8/15/54	50	49
Aon Corp.	5.000%	9/30/20	200	222
Aon Corp.	8.205%	1/1/27	25	32
Aon Corp.	6.250%	9/30/40	100	118
Aon plc	3.500%	6/14/24	100	98
Aon plc	4.450%	5/24/43	50	48
Aon plc	4.600%	6/14/44	175	171
Arch Capital Group Ltd.	7.350%	5/1/34	50	66
Arch Capital Group US Inc.	5.144%	11/1/43	50	51
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	300	333
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	225	234
Assurant Inc.	4.000%	3/15/23	100	102
Assurant Inc.	6.750%	2/15/34	50	60
AXA SA	8.600%	12/15/30	225	306
Axis Specialty Finance LLC	5.875%	6/1/20	75	85
AXIS Specialty Finance plc	5.150%	4/1/45	25	25
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	25	25
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	150	151
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	550	605
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	50	51
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	50	52
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	137
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	153
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	88
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	125	123
Berkshire Hathaway Inc.	2.200%	8/15/16	125	127
Berkshire Hathaway Inc.	1.900%	1/31/17	175	177

Berkshire Hathaway Inc.	2.100%	8/14/19	125	127
Berkshire Hathaway Inc.	3.000%	2/11/23	225	227
Berkshire Hathaway Inc.	4.500%	2/11/43	150	150
Brown & Brown Inc.	4.200%	9/15/24	100	101
Chubb Corp.	5.750%	5/15/18	50	55
Chubb Corp.	6.000%	5/11/37	125	154
Chubb Corp.	6.500%	5/15/38	50	65
4 Chubb Corp.	6.375%	3/29/67	325	321
Cigna Corp.	5.125%	6/15/20	50	56
Cigna Corp.	4.375%	12/15/20	45	48
Cigna Corp.	4.500%	3/15/21	50	54
Cigna Corp.	4.000%	2/15/22	75	78
Cigna Corp.	3.250%	4/15/25	150	145
Cigna Corp.	7.875%	5/15/27	50	68
Cigna Corp.	6.150%	11/15/36	75	85
Cigna Corp.	5.875%	3/15/41	50	58
Cigna Corp.	5.375%	2/15/42	75	82
Cincinnati Financial Corp.	6.125%	11/1/34	150	176
CNA Financial Corp.	7.350%	11/15/19	25	29
CNA Financial Corp.	5.875%	8/15/20	75	85
CNA Financial Corp.	5.750%	8/15/21	75	86
Coventry Health Care Inc.	5.950%	3/15/17	60	64
Coventry Health Care Inc.	5.450%	6/15/21	100	113
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	90
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	97
First American Financial Corp.	4.300%	2/1/23	200	202
First American Financial Corp.	4.600%	11/15/24	100	102
Hartford Financial Services Group Inc.	5.500%	10/15/16	125	131
Hartford Financial Services Group Inc.	5.375%	3/15/17	100	106
Hartford Financial Services Group Inc.	6.300%	3/15/18	134	148
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	28
Hartford Financial Services Group Inc.	5.125%	4/15/22	25	28
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	58
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	169
HCC Insurance Holdings Inc.	6.300%	11/15/19	100	113
Humana Inc.	7.200%	6/15/18	100	114
Humana Inc.	3.850%	10/1/24	150	151
Humana Inc.	8.150%	6/15/38	175	250
Humana Inc.	4.625%	12/1/42	75	72
Humana Inc.	4.950%	10/1/44	100	102
Infinity Property & Casualty Corp.	5.000%	9/19/22	50	53
Kemper Corp.	4.350%	2/15/25	125	126
Lincoln National Corp.	8.750%	7/1/19	75	92
Lincoln National Corp.	6.250%	2/15/20	25	29
Lincoln National Corp.	4.200%	3/15/22	50	52
Lincoln National Corp.	4.000%	9/1/23	50	52
Lincoln National Corp.	6.150%	4/7/36	150	176
Lincoln National Corp.	7.000%	6/15/40	160	206
Loews Corp.	2.625%	5/15/23	75	72
Loews Corp.	6.000%	2/1/35	50	58
Loews Corp.	4.125%	5/15/43	175	160
Manulife Financial Corp.	4.900%	9/17/20	275	305
Markel Corp.	7.125%	9/30/19	50	59
Markel Corp.	4.900%	7/1/22	125	136
Markel Corp.	5.000%	3/30/43	50	51
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	503
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	325

Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	100
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	100
MetLife Inc.	1.756%	12/15/17	100	101
MetLife Inc.	1.903%	12/15/17	90	91
MetLife Inc.	6.817%	8/15/18	25	29
MetLife Inc.	7.717%	2/15/19	50	59
MetLife Inc.	4.750%	2/8/21	550	611
MetLife Inc.	3.048%	12/15/22	225	225
MetLife Inc.	3.600%	4/10/24	375	382
MetLife Inc.	3.000%	3/1/25	250	243
MetLife Inc.	6.500%	12/15/32	175	218
MetLife Inc.	6.375%	6/15/34	100	124
MetLife Inc.	5.700%	6/15/35	200	232
MetLife Inc.	5.875%	2/6/41	25	30
MetLife Inc.	4.125%	8/13/42	125	118
MetLife Inc.	4.875%	11/13/43	175	185
MetLife Inc.	4.721%	12/15/44	63	65
4 MetLife Inc.	6.400%	12/15/66	220	240
Old Republic International Corp.	4.875%	10/1/24	125	131
OneBeacon US Holdings Inc.	4.600%	11/9/22	50	51
PartnerRe Finance B LLC	5.500%	6/1/20	100	111
Primerica Inc.	4.750%	7/15/22	25	27
Principal Financial Group Inc.	1.850%	11/15/17	25	25
Principal Financial Group Inc.	8.875%	5/15/19	75	91
Principal Financial Group Inc.	3.300%	9/15/22	50	50
Principal Financial Group Inc.	3.125%	5/15/23	100	98
Principal Financial Group Inc.	6.050%	10/15/36	100	116
Principal Financial Group Inc.	4.625%	9/15/42	50	49
Principal Financial Group Inc.	4.350%	5/15/43	50	47
4 Principal Financial Group Inc.	4.700%	5/15/55	100	99
ProAssurance Corp.	5.300%	11/15/23	50	54
Progressive Corp.	3.750%	8/23/21	75	80
Progressive Corp.	6.625%	3/1/29	125	163
Progressive Corp.	4.350%	4/25/44	50	50
4 Progressive Corp.	6.700%	6/15/67	125	126
Protective Life Corp.	8.450%	10/15/39	50	66
Prudential Financial Inc.	6.000%	12/1/17	250	273
Prudential Financial Inc.	2.300%	8/15/18	25	25
Prudential Financial Inc.	5.375%	6/21/20	125	141
Prudential Financial Inc.	4.500%	11/15/20	325	356
Prudential Financial Inc.	4.500%	11/16/21	75	82
Prudential Financial Inc.	3.500%	5/15/24	125	125
Prudential Financial Inc.	5.750%	7/15/33	100	114
Prudential Financial Inc.	5.400%	6/13/35	100	109
Prudential Financial Inc.	5.900%	3/17/36	375	435
Prudential Financial Inc.	5.700%	12/14/36	125	142
Prudential Financial Inc.	6.625%	12/1/37	125	156
Prudential Financial Inc.	6.625%	6/21/40	400	506
4 Prudential Financial Inc.	5.875%	9/15/42	100	106
4 Prudential Financial Inc.	5.625%	6/15/43	375	388
Prudential Financial Inc.	5.100%	8/15/43	50	53
4 Prudential Financial Inc.	5.200%	3/15/44	85	84
Prudential Financial Inc.	4.600%	5/15/44	125	125
4 Prudential Financial Inc.	5.375%	5/15/45	250	249
Reinsurance Group of America Inc.	6.450%	11/15/19	75	86
Reinsurance Group of America Inc.	5.000%	6/1/21	75	83
Reinsurance Group of America Inc.	4.700%	9/15/23	75	81

Swiss Re Solutions Holding Corp.	7.000%	2/15/26	75	92
Torchmark Corp.	3.800%	9/15/22	50	51
Transatlantic Holdings Inc.	8.000%	11/30/39	175	235
Travelers Cos. Inc.	5.750%	12/15/17	250	274
Travelers Cos. Inc.	5.900%	6/2/19	650	743
Travelers Cos. Inc.	3.900%	11/1/20	125	135
Travelers Cos. Inc.	6.250%	6/15/37	150	189
Travelers Cos. Inc.	4.300%	8/25/45	150	150
Trinity Acquisition plc	4.625%	8/15/23	175	181
Trinity Acquisition plc	6.125%	8/15/43	75	83
UnitedHealth Group Inc.	6.000%	6/15/17	150	162
UnitedHealth Group Inc.	1.450%	7/17/17	250	251
UnitedHealth Group Inc.	1.400%	10/15/17	100	101
UnitedHealth Group Inc.	6.000%	2/15/18	400	441
UnitedHealth Group Inc.	1.900%	7/16/18	250	253
UnitedHealth Group Inc.	1.625%	3/15/19	100	99
UnitedHealth Group Inc.	2.300%	12/15/19	125	126
UnitedHealth Group Inc.	2.700%	7/15/20	250	255
UnitedHealth Group Inc.	4.700%	2/15/21	75	83
UnitedHealth Group Inc.	3.375%	11/15/21	100	105
UnitedHealth Group Inc.	2.875%	12/15/21	125	127
UnitedHealth Group Inc.	3.350%	7/15/22	180	186
UnitedHealth Group Inc.	2.750%	2/15/23	175	173
UnitedHealth Group Inc.	2.875%	3/15/23	25	25
UnitedHealth Group Inc.	3.750%	7/15/25	250	259
UnitedHealth Group Inc.	4.625%	7/15/35	175	186
UnitedHealth Group Inc.	6.500%	6/15/37	50	64
UnitedHealth Group Inc.	6.625%	11/15/37	125	161
UnitedHealth Group Inc.	6.875%	2/15/38	245	327
UnitedHealth Group Inc.	5.950%	2/15/41	60	73
UnitedHealth Group Inc.	4.625%	11/15/41	75	77
UnitedHealth Group Inc.	4.375%	3/15/42	50	49
UnitedHealth Group Inc.	3.950%	10/15/42	175	166
UnitedHealth Group Inc.	4.250%	3/15/43	125	123
UnitedHealth Group Inc.	4.750%	7/15/45	340	359
Unum Group	5.625%	9/15/20	50	56
Unum Group	4.000%	3/15/24	50	52
Unum Group	5.750%	8/15/42	25	28
Validus Holdings Ltd.	8.875%	1/26/40	75	97
Voya Financial Inc.	2.900%	2/15/18	175	179
Voya Financial Inc.	5.500%	7/15/22	25	28
Voya Financial Inc.	5.700%	7/15/43	75	86
WR Berkley Corp.	5.375%	9/15/20	175	195
XLIT Ltd.	5.750%	10/1/21	105	120
XLIT Ltd.	4.450%	3/31/25	100	100
XLIT Ltd.	6.250%	5/15/27	125	149
XLIT Ltd.	5.500%	3/31/45	100	95
4 XLIT Ltd.	6.500%	10/29/49	200	159

Other Finance (0.0%)
XTRA Finance Corp.	5.150%	4/1/17	375	396

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	100	100
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	131
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	100

American Campus Communities Operating
Partnership LP	3.350%	10/1/20	50	51
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	100	101
AvalonBay Communities Inc.	5.750%	9/15/16	50	52
AvalonBay Communities Inc.	2.850%	3/15/23	25	24
AvalonBay Communities Inc.	4.200%	12/15/23	75	79
AvalonBay Communities Inc.	3.450%	6/1/25	300	296
BioMed Realty LP	2.625%	5/1/19	100	97
BioMed Realty LP	4.250%	7/15/22	50	50
Boston Properties LP	5.625%	11/15/20	225	255
Boston Properties LP	4.125%	5/15/21	75	80
Boston Properties LP	3.850%	2/1/23	225	230
Boston Properties LP	3.125%	9/1/23	275	267
Brandywine Operating Partnership LP	4.950%	4/15/18	250	264
Brandywine Operating Partnership LP	4.100%	10/1/24	100	98
Brandywine Operating Partnership LP	4.550%	10/1/29	100	99
Brixmor Operating Partnership LP	3.875%	8/15/22	100	101
Brixmor Operating Partnership LP	3.850%	2/1/25	350	340
Camden Property Trust	4.250%	1/15/24	100	105
CBL & Associates LP	5.250%	12/1/23	100	104
CBL & Associates LP	4.600%	10/15/24	100	98
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	99
Corporate Office Properties LP	3.600%	5/15/23	150	141
CubeSmart LP	4.375%	12/15/23	100	104
DCT Industrial Operating Partnership LP	4.500%	10/15/23	50	51
DDR Corp.	4.750%	4/15/18	25	26
DDR Corp.	3.500%	1/15/21	75	76
DDR Corp.	4.625%	7/15/22	200	209
DDR Corp.	3.375%	5/15/23	275	262
DDR Corp.	3.625%	2/1/25	200	190
Digital Realty Trust LP	5.250%	3/15/21	75	82
Digital Realty Trust LP	3.950%	7/1/22	250	251
Digital Realty Trust LP	3.625%	10/1/22	575	558
Duke Realty LP	5.950%	2/15/17	80	85
EPR Properties	5.750%	8/15/22	25	26
EPR Properties	5.250%	7/15/23	125	128
EPR Properties	4.500%	4/1/25	50	48
Equity Commonwealth	5.875%	9/15/20	100	109
ERP Operating LP	5.750%	6/15/17	25	27
ERP Operating LP	4.750%	7/15/20	50	55
ERP Operating LP	4.625%	12/15/21	215	234
ERP Operating LP	3.000%	4/15/23	125	123
ERP Operating LP	3.375%	6/1/25	125	123
ERP Operating LP	4.500%	7/1/44	150	151
ERP Operating LP	4.500%	6/1/45	125	126
Essex Portfolio LP	5.500%	3/15/17	75	79
Essex Portfolio LP	3.375%	1/15/23	175	174
Essex Portfolio LP	3.250%	5/1/23	25	24
Essex Portfolio LP	3.500%	4/1/25	100	97
Excel Trust LP	4.625%	5/15/24	25	25
Federal Realty Investment Trust	3.000%	8/1/22	75	75
Federal Realty Investment Trust	2.750%	6/1/23	25	24
Federal Realty Investment Trust	4.500%	12/1/44	300	299
HCP Inc.	6.300%	9/15/16	100	104
HCP Inc.	6.700%	1/30/18	50	55

HCP Inc.	3.750%	2/1/19	50	52
HCP Inc.	2.625%	2/1/20	375	374
HCP Inc.	5.375%	2/1/21	25	28
HCP Inc.	3.150%	8/1/22	75	73
HCP Inc.	4.250%	11/15/23	150	151
HCP Inc.	3.400%	2/1/25	75	71
HCP Inc.	6.750%	2/1/41	100	124
Health Care REIT Inc.	4.700%	9/15/17	25	26
Health Care REIT Inc.	2.250%	3/15/18	200	201
Health Care REIT Inc.	4.125%	4/1/19	200	211
Health Care REIT Inc.	4.000%	6/1/25	100	100
Healthcare Realty Trust Inc.	3.750%	4/15/23	50	49
Healthcare Realty Trust Inc.	3.875%	5/1/25	125	121
Healthcare Trust of America Holdings LP	3.375%	7/15/21	100	100
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	25
Highwoods Realty LP	3.200%	6/15/21	400	395
Hospitality Properties Trust	6.700%	1/15/18	250	270
Host Hotels & Resorts LP	6.000%	10/1/21	100	113
Host Hotels & Resorts LP	4.750%	3/1/23	50	53
Host Hotels & Resorts LP	3.750%	10/15/23	336	331
Host Hotels & Resorts LP	4.000%	6/15/25	50	49
Kilroy Realty LP	4.800%	7/15/18	125	133
Kilroy Realty LP	3.800%	1/15/23	200	199
Kimco Realty Corp.	5.700%	5/1/17	250	266
Kimco Realty Corp.	6.875%	10/1/19	50	59
Kimco Realty Corp.	3.125%	6/1/23	25	24
Liberty Property LP	5.500%	12/15/16	50	52
Liberty Property LP	3.375%	6/15/23	50	49
Liberty Property LP	3.750%	4/1/25	325	318
Mack-Cali Realty LP	7.750%	8/15/19	100	116
Mack-Cali Realty LP	4.500%	4/18/22	75	75
Mid-America Apartments LP	4.300%	10/15/23	150	154
Mid-America Apartments LP	3.750%	6/15/24	50	49
National Retail Properties Inc.	6.875%	10/15/17	275	302
National Retail Properties Inc.	3.800%	10/15/22	200	203
Omega Healthcare Investors Inc.	6.750%	10/15/22	150	155
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	100
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	98
7 Omega Healthcare Investors Inc.	5.250%	1/15/26	75	76
7 Omega Healthcare Investors Inc.	4.500%	4/1/27	300	286
Piedmont Operating Partnership LP	3.400%	6/1/23	50	48
Post Apartment Homes LP	3.375%	12/1/22	50	49
Prologis LP	4.500%	8/15/17	25	26
Prologis LP	2.750%	2/15/19	150	153
Prologis LP	6.875%	3/15/20	200	233
Realty Income Corp.	2.000%	1/31/18	50	50
Realty Income Corp.	6.750%	8/15/19	200	231
Realty Income Corp.	5.750%	1/15/21	200	226
Realty Income Corp.	3.250%	10/15/22	50	49
Regency Centers LP	3.750%	6/15/24	150	150
Retail Opportunity Investments Partnership LP	5.000%	12/15/23	25	26
Retail Properties of America Inc.	4.000%	3/15/25	125	121
Select Income REIT	2.850%	2/1/18	50	50
Select Income REIT	4.150%	2/1/22	100	99
Select Income REIT	4.500%	2/1/25	50	48
Senior Housing Properties Trust	3.250%	5/1/19	100	101
Senior Housing Properties Trust	4.750%	5/1/24	100	101

Simon Property Group LP	5.250%	12/1/16	250	259
Simon Property Group LP	2.150%	9/15/17	75	76
Simon Property Group LP	6.125%	5/30/18	225	249
Simon Property Group LP	2.200%	2/1/19	575	582
Simon Property Group LP	5.650%	2/1/20	75	85
Simon Property Group LP	4.375%	3/1/21	125	136
Simon Property Group LP	4.125%	12/1/21	250	269
Simon Property Group LP	3.375%	3/15/22	100	103
Simon Property Group LP	2.750%	2/1/23	25	24
Simon Property Group LP	3.750%	2/1/24	150	154
Simon Property Group LP	3.500%	9/1/25	100	100
Simon Property Group LP	4.750%	3/15/42	75	79
Tanger Properties LP	3.875%	12/1/23	25	25
UDR Inc.	4.250%	6/1/18	125	132
UDR Inc.	3.700%	10/1/20	25	26
UDR Inc.	4.625%	1/10/22	50	54
Ventas Realty LP	3.750%	5/1/24	200	197
Ventas Realty LP	5.700%	9/30/43	75	83
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	100	100
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	150	158
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	125	135
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	196
7 Washington Prime Group LP	3.850%	4/1/20	50	51
Washington REIT	4.950%	10/1/20	25	27
Washington REIT	3.950%	10/15/22	75	75
Weingarten Realty Investors	3.375%	10/15/22	25	25
Weingarten Realty Investors	3.500%	4/15/23	100	98
Welltower Inc.	4.950%	1/15/21	75	82
Welltower Inc.	5.250%	1/15/22	100	109
Welltower Inc.	3.750%	3/15/23	75	75
Welltower Inc.	6.500%	3/15/41	25	30
Welltower Inc.	5.125%	3/15/43	75	77
WP Carey Inc.	4.600%	4/1/24	75	77
WP Carey Inc.	4.000%	2/1/25	50	48
				237,746
Industrial (16.0%)
Basic Industry (1.2%)
Agrium Inc.	6.750%	1/15/19	200	227
Agrium Inc.	3.500%	6/1/23	299	295
Agrium Inc.	3.375%	3/15/25	250	236
Agrium Inc.	4.125%	3/15/35	500	442
Agrium Inc.	6.125%	1/15/41	25	28
Agrium Inc.	4.900%	6/1/43	50	49
Agrium Inc.	5.250%	1/15/45	200	207
Air Products & Chemicals Inc.	1.200%	10/15/17	100	100
Air Products & Chemicals Inc.	3.000%	11/3/21	75	77
Air Products & Chemicals Inc.	2.750%	2/3/23	50	49
Air Products & Chemicals Inc.	3.350%	7/31/24	75	76
Airgas Inc.	3.050%	8/1/20	100	102
Airgas Inc.	3.650%	7/15/24	100	100
Albemarle Corp.	3.000%	12/1/19	75	75
Albemarle Corp.	4.500%	12/15/20	25	27
Albemarle Corp.	4.150%	12/1/24	75	75
Albemarle Corp.	5.450%	12/1/44	75	77
Barrick Gold Corp.	6.950%	4/1/19	175	197
Barrick Gold Corp.	3.850%	4/1/22	200	183
Barrick Gold Corp.	4.100%	5/1/23	500	447

Barrick North America Finance LLC	6.800%	9/15/18	175	192
Barrick North America Finance LLC	4.400%	5/30/21	125	121
Barrick North America Finance LLC	5.700%	5/30/41	450	367
Barrick North America Finance LLC	5.750%	5/1/43	100	86
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	150	151
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	375	376
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	100	106
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	150	150
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	200	228
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	25	25
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	225	219
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	100	101
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	137
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	590
Cabot Corp.	2.550%	1/15/18	150	153
Carpenter Technology Corp.	5.200%	7/15/21	125	132
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	26
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	76
CF Industries Inc.	6.875%	5/1/18	275	306
CF Industries Inc.	7.125%	5/1/20	380	445
CF Industries Inc.	4.950%	6/1/43	125	116
Domtar Corp.	6.250%	9/1/42	25	25
Domtar Corp.	6.750%	2/15/44	100	103
Dow Chemical Co.	8.550%	5/15/19	325	393
Dow Chemical Co.	4.250%	11/15/20	125	133
Dow Chemical Co.	4.125%	11/15/21	100	104
Dow Chemical Co.	3.500%	10/1/24	50	48
Dow Chemical Co.	7.375%	11/1/29	25	32
Dow Chemical Co.	4.250%	10/1/34	50	47
Dow Chemical Co.	9.400%	5/15/39	350	515
Dow Chemical Co.	5.250%	11/15/41	100	99
Eastman Chemical Co.	2.400%	6/1/17	75	76
Eastman Chemical Co.	5.500%	11/15/19	175	197
Eastman Chemical Co.	2.700%	1/15/20	350	349
Eastman Chemical Co.	4.500%	1/15/21	75	81
Eastman Chemical Co.	3.600%	8/15/22	100	100
Eastman Chemical Co.	4.800%	9/1/42	225	219
Eastman Chemical Co.	4.650%	10/15/44	150	137
Ecolab Inc.	3.000%	12/8/16	50	51
Ecolab Inc.	1.450%	12/8/17	225	224
Ecolab Inc.	1.550%	1/12/18	100	100
Ecolab Inc.	4.350%	12/8/21	200	217
Ecolab Inc.	5.500%	12/8/41	150	170
EI du Pont de Nemours & Co.	5.250%	12/15/16	14	15
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	306
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	439
EI du Pont de Nemours & Co.	2.800%	2/15/23	125	121
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	125
EI du Pont de Nemours & Co.	4.150%	2/15/43	175	164
Fibria Overseas Finance Ltd.	5.250%	5/12/24	100	99
FMC Corp.	3.950%	2/1/22	50	51
FMC Corp.	4.100%	2/1/24	250	254
Freeport-McMoRan Inc.	2.150%	3/1/17	50	47
Freeport-McMoRan Inc.	2.375%	3/15/18	165	144
Freeport-McMoRan Inc.	3.550%	3/1/22	550	411
Freeport-McMoRan Inc.	3.875%	3/15/23	210	156
Freeport-McMoRan Inc.	5.450%	3/15/43	225	156

Freeport-McMoran Oil & Gas LLC / FCX Oil &
Gas Inc.	6.500%	11/15/20	1,000	900
Freeport-McMoran Oil & Gas LLC / FCX Oil &
Gas Inc.	6.750%	2/1/22	200	175
Georgia-Pacific LLC	8.000%	1/15/24	250	324
Georgia-Pacific LLC	7.375%	12/1/25	100	128
Georgia-Pacific LLC	8.875%	5/15/31	250	361
Glencore Canada Corp.	5.500%	6/15/17	200	187
Goldcorp Inc.	2.125%	3/15/18	200	198
Goldcorp Inc.	3.700%	3/15/23	200	187
Goldcorp Inc.	5.450%	6/9/44	100	91
International Paper Co.	7.500%	8/15/21	450	547
International Paper Co.	3.650%	6/15/24	100	99
International Paper Co.	3.800%	1/15/26	75	74
International Paper Co.	5.000%	9/15/35	100	100
International Paper Co.	7.300%	11/15/39	100	123
International Paper Co.	4.800%	6/15/44	200	185
International Paper Co.	5.150%	5/15/46	200	195
Kinross Gold Corp.	5.125%	9/1/21	75	66
Kinross Gold Corp.	5.950%	3/15/24	100	82
Kinross Gold Corp.	6.875%	9/1/41	50	38
LyondellBasell Industries NV	5.000%	4/15/19	550	594
LyondellBasell Industries NV	6.000%	11/15/21	175	198
LyondellBasell Industries NV	5.750%	4/15/24	175	195
LyondellBasell Industries NV	4.625%	2/26/55	250	211
MeadWestvaco Corp.	7.950%	2/15/31	125	162
Monsanto Co.	2.125%	7/15/19	100	100
Monsanto Co.	2.750%	7/15/21	200	200
Monsanto Co.	5.500%	8/15/25	325	366
Monsanto Co.	4.200%	7/15/34	100	93
Monsanto Co.	5.875%	4/15/38	325	366
Monsanto Co.	4.400%	7/15/44	250	216
Monsanto Co.	3.950%	4/15/45	200	163
Monsanto Co.	4.700%	7/15/64	300	262
Mosaic Co.	3.750%	11/15/21	150	155
Mosaic Co.	4.250%	11/15/23	450	456
Mosaic Co.	5.450%	11/15/33	100	105
Mosaic Co.	5.625%	11/15/43	100	105
Newmont Mining Corp.	3.500%	3/15/22	300	269
Newmont Mining Corp.	5.875%	4/1/35	100	86
Newmont Mining Corp.	4.875%	3/15/42	250	189
Nucor Corp.	5.750%	12/1/17	25	27
Nucor Corp.	5.850%	6/1/18	150	164
Nucor Corp.	6.400%	12/1/37	100	117
Nucor Corp.	5.200%	8/1/43	200	207
Packaging Corp. of America	3.900%	6/15/22	100	102
Packaging Corp. of America	4.500%	11/1/23	350	368
Placer Dome Inc.	6.450%	10/15/35	75	70
Plum Creek Timberlands LP	4.700%	3/15/21	75	81
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	175	180
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	138
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	229
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	275	300
PPG Industries Inc.	2.300%	11/15/19	400	404
Praxair Inc.	5.200%	3/15/17	25	26
Praxair Inc.	4.500%	8/15/19	50	54
Praxair Inc.	3.000%	9/1/21	75	77

Praxair Inc.	2.450%	2/15/22	450	440
Praxair Inc.	2.200%	8/15/22	200	192
Praxair Inc.	3.550%	11/7/42	50	46
Rayonier Inc.	3.750%	4/1/22	50	49
Reliance Steel & Aluminum Co.	4.500%	4/15/23	75	71
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	251
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	167
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	550	678
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	75	78
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	300	306
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	500	487
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	95
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	121
Rio Tinto Finance USA plc	2.000%	3/22/17	125	126
Rio Tinto Finance USA plc	1.625%	8/21/17	200	199
Rio Tinto Finance USA plc	2.250%	12/14/18	75	75
Rio Tinto Finance USA plc	3.500%	3/22/22	75	75
Rio Tinto Finance USA plc	2.875%	8/21/22	75	71
Rio Tinto Finance USA plc	4.750%	3/22/42	150	140
Rio Tinto Finance USA plc	4.125%	8/21/42	200	172
Rock-Tenn Co.	3.500%	3/1/20	150	155
Rock-Tenn Co.	4.900%	3/1/22	100	109
Rockwood Specialties Group Inc.	4.625%	10/15/20	250	258
Rohm & Haas Co.	7.850%	7/15/29	250	328
RPM International Inc.	6.125%	10/15/19	25	28
RPM International Inc.	3.450%	11/15/22	100	98
Sherwin-Williams Co.	3.450%	8/1/25	225	228
Sherwin-Williams Co.	4.550%	8/1/45	90	93
Sigma-Aldrich Corp.	3.375%	11/1/20	50	52
Southern Copper Corp.	5.375%	4/16/20	75	80
Southern Copper Corp.	3.875%	4/23/25	350	321
Southern Copper Corp.	7.500%	7/27/35	300	295
Southern Copper Corp.	6.750%	4/16/40	125	112
Southern Copper Corp.	5.875%	4/23/45	500	406
Syngenta Finance NV	3.125%	3/28/22	100	98
Syngenta Finance NV	4.375%	3/28/42	50	45
Teck Resources Ltd.	3.000%	3/1/19	75	53
Teck Resources Ltd.	4.750%	1/15/22	25	16
Teck Resources Ltd.	3.750%	2/1/23	250	153
Teck Resources Ltd.	6.125%	10/1/35	200	111
Teck Resources Ltd.	6.250%	7/15/41	200	114
Teck Resources Ltd.	5.400%	2/1/43	50	26
Vale Overseas Ltd.	6.250%	1/23/17	50	51
Vale Overseas Ltd.	5.625%	9/15/19	175	178
Vale Overseas Ltd.	4.625%	9/15/20	275	264
Vale Overseas Ltd.	4.375%	1/11/22	700	617
Vale Overseas Ltd.	8.250%	1/17/34	50	47
Vale Overseas Ltd.	6.875%	11/21/36	375	294
Vale Overseas Ltd.	6.875%	11/10/39	450	348
Valspar Corp.	7.250%	6/15/19	100	117
Valspar Corp.	3.950%	1/15/26	200	204
Westlake Chemical Corp.	3.600%	7/15/22	25	25
Weyerhaeuser Co.	7.375%	10/1/19	250	294
Weyerhaeuser Co.	8.500%	1/15/25	50	65
Weyerhaeuser Co.	7.375%	3/15/32	200	252
Weyerhaeuser Co.	6.875%	12/15/33	50	61

Yamana Gold Inc.	4.950%	7/15/24	110	98

Capital Goods (1.3%)
3M Co.	1.375%	8/7/18	100	101
3M Co.	2.000%	8/7/20	100	101
3M Co.	3.000%	8/7/25	100	101
3M Co.	6.375%	2/15/28	100	131
3M Co.	5.700%	3/15/37	125	155
ABB Finance USA Inc.	1.625%	5/8/17	100	100
ABB Finance USA Inc.	4.375%	5/8/42	25	25
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	55
Boeing Co.	6.000%	3/15/19	400	454
Boeing Co.	4.875%	2/15/20	75	84
Boeing Co.	2.500%	3/1/25	500	480
Boeing Co.	6.625%	2/15/38	50	67
Boeing Co.	6.875%	3/15/39	75	104
Boeing Co.	5.875%	2/15/40	275	348
Carlisle Cos. Inc.	3.750%	11/15/22	75	75
Caterpillar Financial Services Corp.	2.650%	4/1/16	375	379
Caterpillar Financial Services Corp.	7.150%	2/15/19	525	613
Caterpillar Financial Services Corp.	2.250%	12/1/19	550	552
Caterpillar Financial Services Corp.	2.000%	3/5/20	250	248
Caterpillar Financial Services Corp.	2.750%	8/20/21	100	101
Caterpillar Financial Services Corp.	3.300%	6/9/24	250	250
Caterpillar Inc.	1.500%	6/26/17	150	151
Caterpillar Inc.	3.900%	5/27/21	75	81
Caterpillar Inc.	2.600%	6/26/22	50	49
Caterpillar Inc.	3.400%	5/15/24	250	250
Caterpillar Inc.	3.803%	8/15/42	443	406
Crane Co.	2.750%	12/15/18	50	51
Crane Co.	4.450%	12/15/23	50	52
CRH America Inc.	8.125%	7/15/18	100	116
CRH America Inc.	5.750%	1/15/21	75	86
Danaher Corp.	2.300%	6/23/16	50	51
Danaher Corp.	5.625%	1/15/18	75	82
Danaher Corp.	1.650%	9/15/18	100	101
Danaher Corp.	2.400%	9/15/20	100	101
Danaher Corp.	3.900%	6/23/21	250	268
Danaher Corp.	3.350%	9/15/25	100	102
Danaher Corp.	4.375%	9/15/45	250	258
Deere & Co.	4.375%	10/16/19	175	190
Deere & Co.	2.600%	6/8/22	325	320
Deere & Co.	5.375%	10/16/29	125	149
Deere & Co.	7.125%	3/3/31	100	133
Deere & Co.	3.900%	6/9/42	75	71
Dover Corp.	5.450%	3/15/18	200	219
Dover Corp.	6.600%	3/15/38	75	99
Eaton Corp.	5.600%	5/15/18	300	328
Eaton Corp.	2.750%	11/2/22	200	195
Eaton Corp.	4.000%	11/2/32	25	24
Eaton Corp.	4.150%	11/2/42	50	46
Embraer Netherlands Finance BV	5.050%	6/15/25	150	137
7 Embraer Overseas Ltd.	5.696%	9/16/23	451	447
Emerson Electric Co.	5.250%	10/15/18	250	276
Emerson Electric Co.	4.875%	10/15/19	25	28
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	2.625%	12/1/21	150	152

Emerson Electric Co.	3.150%	6/1/25	200	202
Emerson Electric Co.	6.000%	8/15/32	275	337
Exelis Inc.	4.250%	10/1/16	75	77
Flowserve Corp.	3.500%	9/15/22	250	248
Flowserve Corp.	4.000%	11/15/23	50	51
Fortune Brands Home & Security Inc.	3.000%	6/15/20	75	76
Fortune Brands Home & Security Inc.	4.000%	6/15/25	100	101
General Dynamics Corp.	1.000%	11/15/17	275	274
General Dynamics Corp.	3.600%	11/15/42	100	93
General Electric Co.	5.250%	12/6/17	765	828
General Electric Co.	2.700%	10/9/22	1,450	1,451
General Electric Co.	4.125%	10/9/42	375	370
General Electric Co.	4.500%	3/11/44	150	155
Harris Corp.	1.999%	4/27/18	125	125
Harris Corp.	2.700%	4/27/20	75	74
Harris Corp.	4.400%	12/15/20	50	53
Harris Corp.	3.832%	4/27/25	100	98
Harris Corp.	4.854%	4/27/35	100	96
Harris Corp.	6.150%	12/15/40	75	81
Harris Corp.	5.054%	4/27/45	100	96
Honeywell International Inc.	5.300%	3/15/17	200	213
Honeywell International Inc.	5.300%	3/1/18	500	547
Honeywell International Inc.	4.250%	3/1/21	450	501
Honeywell International Inc.	5.700%	3/15/37	200	244
Honeywell International Inc.	5.375%	3/1/41	250	300
Illinois Tool Works Inc.	6.250%	4/1/19	100	115
Illinois Tool Works Inc.	3.375%	9/15/21	100	105
Illinois Tool Works Inc.	4.875%	9/15/41	75	82
Illinois Tool Works Inc.	3.900%	9/1/42	75	72
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	500	565
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	50	51
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	75	78
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	25	28
John Deere Capital Corp.	1.050%	12/15/16	100	100
John Deere Capital Corp.	2.000%	1/13/17	150	152
John Deere Capital Corp.	2.800%	9/18/17	275	284
John Deere Capital Corp.	1.200%	10/10/17	200	200
John Deere Capital Corp.	1.350%	1/16/18	400	400
John Deere Capital Corp.	1.300%	3/12/18	125	125
John Deere Capital Corp.	1.750%	8/10/18	75	75
John Deere Capital Corp.	5.750%	9/10/18	275	307
John Deere Capital Corp.	1.700%	1/15/20	125	123
John Deere Capital Corp.	2.050%	3/10/20	250	249
John Deere Capital Corp.	2.450%	9/11/20	75	76
John Deere Capital Corp.	2.800%	3/4/21	100	102
John Deere Capital Corp.	3.900%	7/12/21	500	534
John Deere Capital Corp.	3.150%	10/15/21	25	26
John Deere Capital Corp.	2.800%	1/27/23	50	49
John Deere Capital Corp.	3.400%	9/11/25	75	76
Joy Global Inc.	6.000%	11/15/16	50	52
Kennametal Inc.	2.650%	11/1/19	75	75
Kennametal Inc.	3.875%	2/15/22	50	51
L-3 Communications Corp.	1.500%	5/28/17	200	198
L-3 Communications Corp.	5.200%	10/15/19	100	107
L-3 Communications Corp.	4.750%	7/15/20	75	79
L-3 Communications Corp.	4.950%	2/15/21	75	80
L-3 Communications Corp.	3.950%	5/28/24	300	287

Leggett & Platt Inc.	3.800%	11/15/24	100	103
Lockheed Martin Corp.	3.350%	9/15/21	750	777
Lockheed Martin Corp.	2.900%	3/1/25	100	97
Lockheed Martin Corp.	3.600%	3/1/35	150	137
Lockheed Martin Corp.	6.150%	9/1/36	475	574
Lockheed Martin Corp.	5.500%	11/15/39	25	28
Martin Marietta Materials Inc.	6.600%	4/15/18	150	167
Mohawk Industries Inc.	3.850%	2/1/23	800	812
Northrop Grumman Corp.	1.750%	6/1/18	275	274
Northrop Grumman Corp.	3.500%	3/15/21	200	207
Northrop Grumman Corp.	3.250%	8/1/23	150	150
Northrop Grumman Corp.	5.050%	11/15/40	50	54
Northrop Grumman Corp.	4.750%	6/1/43	125	129
Owens Corning	6.500%	12/1/16	20	22
Owens Corning	4.200%	12/15/22	150	152
Parker Hannifin Corp.	3.500%	9/15/22	100	105
Parker-Hannifin Corp.	5.500%	5/15/18	50	55
Parker-Hannifin Corp.	3.300%	11/21/24	100	102
Parker-Hannifin Corp.	6.250%	5/15/38	25	32
Parker-Hannifin Corp.	4.450%	11/21/44	200	209
Pentair Finance SA	2.650%	12/1/19	250	246
Precision Castparts Corp.	1.250%	1/15/18	325	324
Precision Castparts Corp.	2.250%	6/15/20	150	151
Precision Castparts Corp.	2.500%	1/15/23	25	24
Precision Castparts Corp.	3.250%	6/15/25	100	100
Precision Castparts Corp.	3.900%	1/15/43	75	70
Precision Castparts Corp.	4.375%	6/15/45	100	100
Raytheon Co.	6.750%	3/15/18	125	141
Raytheon Co.	4.400%	2/15/20	100	110
Raytheon Co.	3.125%	10/15/20	25	26
Raytheon Co.	2.500%	12/15/22	175	172
Raytheon Co.	7.200%	8/15/27	25	34
Raytheon Co.	4.700%	12/15/41	300	322
Republic Services Inc.	3.800%	5/15/18	150	157
Republic Services Inc.	5.500%	9/15/19	350	393
Republic Services Inc.	5.000%	3/1/20	125	138
Republic Services Inc.	5.250%	11/15/21	75	85
Republic Services Inc.	3.550%	6/1/22	50	51
Republic Services Inc.	3.200%	3/15/25	250	245
Republic Services Inc.	6.086%	3/15/35	75	88
Republic Services Inc.	6.200%	3/1/40	125	147
Republic Services Inc.	5.700%	5/15/41	200	227
Rockwell Automation Inc.	5.650%	12/1/17	25	27
Rockwell Automation Inc.	6.700%	1/15/28	50	66
Rockwell Automation Inc.	6.250%	12/1/37	100	126
Rockwell Collins Inc.	5.250%	7/15/19	25	28
Rockwell Collins Inc.	3.100%	11/15/21	50	51
Rockwell Collins Inc.	4.800%	12/15/43	65	71
Roper Technologies Inc.	1.850%	11/15/17	75	75
Roper Technologies Inc.	2.050%	10/1/18	200	199
Roper Technologies Inc.	6.250%	9/1/19	75	85
Snap-on Inc.	6.125%	9/1/21	75	89
Sonoco Products Co.	4.375%	11/1/21	25	27
Sonoco Products Co.	5.750%	11/1/40	345	387
Stanley Black & Decker Inc.	3.400%	12/1/21	150	156
Stanley Black & Decker Inc.	5.200%	9/1/40	125	137
Textron Inc.	3.875%	3/1/25	250	249

Tyco International Finance SA/Tyco Fire &
Security Finance SCA	7.000%	12/15/19	225	258
United Technologies Corp.	1.800%	6/1/17	225	228
United Technologies Corp.	5.375%	12/15/17	575	625
United Technologies Corp.	4.500%	4/15/20	100	111
United Technologies Corp.	3.100%	6/1/22	535	543
United Technologies Corp.	6.700%	8/1/28	100	129
United Technologies Corp.	7.500%	9/15/29	125	174
United Technologies Corp.	5.400%	5/1/35	150	170
United Technologies Corp.	6.050%	6/1/36	100	124
United Technologies Corp.	6.125%	7/15/38	300	371
United Technologies Corp.	5.700%	4/15/40	100	119
United Technologies Corp.	4.500%	6/1/42	550	561
Valmont Industries Inc.	5.000%	10/1/44	180	158
Valmont Industries Inc.	5.250%	10/1/54	100	88
Waste Management Inc.	2.600%	9/1/16	125	127
Waste Management Inc.	6.100%	3/15/18	375	414
Waste Management Inc.	4.600%	3/1/21	50	55
Waste Management Inc.	3.500%	5/15/24	100	102
Waste Management Inc.	3.900%	3/1/35	250	236
WW Grainger Inc.	4.600%	6/15/45	250	263

Communication (2.6%)
21st Century Fox America Inc.	4.500%	2/15/21	200	216
21st Century Fox America Inc.	3.000%	9/15/22	150	148
21st Century Fox America Inc.	6.550%	3/15/33	300	362
21st Century Fox America Inc.	6.200%	12/15/34	350	400
21st Century Fox America Inc.	6.400%	12/15/35	365	424
21st Century Fox America Inc.	8.150%	10/17/36	175	241
21st Century Fox America Inc.	6.150%	3/1/37	100	113
21st Century Fox America Inc.	6.900%	8/15/39	100	123
21st Century Fox America Inc.	6.150%	2/15/41	250	286
21st Century Fox America Inc.	4.750%	9/15/44	100	98
21st Century Fox America Inc.	7.750%	12/1/45	100	137
America Movil SAB de CV	5.625%	11/15/17	150	162
America Movil SAB de CV	5.000%	10/16/19	400	434
America Movil SAB de CV	6.375%	3/1/35	175	203
America Movil SAB de CV	6.125%	11/15/37	150	167
America Movil SAB de CV	6.125%	3/30/40	475	527
America Movil SAB de CV	4.375%	7/16/42	250	225
American Tower Corp.	4.500%	1/15/18	225	237
American Tower Corp.	2.800%	6/1/20	75	75
American Tower Corp.	3.450%	9/15/21	600	604
American Tower Corp.	5.900%	11/1/21	500	566
American Tower Corp.	3.500%	1/31/23	50	48
American Tower Corp.	4.000%	6/1/25	100	98
AT&T Inc.	1.700%	6/1/17	425	426
AT&T Inc.	1.400%	12/1/17	200	199
AT&T Inc.	5.500%	2/1/18	100	108
AT&T Inc.	5.600%	5/15/18	450	494
AT&T Inc.	2.375%	11/27/18	400	405
AT&T Inc.	5.800%	2/15/19	250	278
AT&T Inc.	2.300%	3/11/19	100	100
AT&T Inc.	2.450%	6/30/20	500	493
AT&T Inc.	4.450%	5/15/21	275	294
AT&T Inc.	3.875%	8/15/21	250	260
AT&T Inc.	3.000%	2/15/22	300	294

AT&T Inc.	3.000%	6/30/22	500	489
AT&T Inc.	2.625%	12/1/22	350	333
AT&T Inc.	3.900%	3/11/24	125	127
AT&T Inc.	3.400%	5/15/25	850	811
AT&T Inc.	6.450%	6/15/34	315	359
AT&T Inc.	4.500%	5/15/35	200	182
AT&T Inc.	6.500%	9/1/37	225	255
AT&T Inc.	6.300%	1/15/38	350	383
AT&T Inc.	6.550%	2/15/39	50	57
AT&T Inc.	5.350%	9/1/40	881	870
AT&T Inc.	5.550%	8/15/41	275	279
AT&T Inc.	4.300%	12/15/42	271	233
AT&T Inc.	4.800%	6/15/44	600	554
AT&T Inc.	4.350%	6/15/45	374	322
AT&T Inc.	4.750%	5/15/46	600	550
AT&T Mobility LLC	7.125%	12/15/31	175	217
Bellsouth Capital Funding Corp.	7.875%	2/15/30	103	126
BellSouth Corp.	6.875%	10/15/31	78	89
BellSouth Corp.	6.550%	6/15/34	79	87
BellSouth Corp.	6.000%	11/15/34	89	92
BellSouth Telecommunications LLC	6.375%	6/1/28	45	51
British Telecommunications plc	5.950%	1/15/18	300	328
British Telecommunications plc	9.625%	12/15/30	440	657
CBS Corp.	5.750%	4/15/20	115	129
CBS Corp.	4.300%	2/15/21	275	293
CBS Corp.	3.500%	1/15/25	300	290
CBS Corp.	4.000%	1/15/26	150	148
CBS Corp.	5.900%	10/15/40	275	292
CBS Corp.	4.600%	1/15/45	125	110
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	250	248
7 CCO Safari II LLC	3.579%	7/23/20	475	471
7 CCO Safari II LLC	4.464%	7/23/22	200	200
7 CCO Safari II LLC	4.908%	7/23/25	750	747
7 CCO Safari II LLC	6.384%	10/23/35	350	354
7 CCO Safari II LLC	6.484%	10/23/45	600	604
7 CCO Safari II LLC	6.834%	10/23/55	75	75
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	194
Comcast Cable Communications LLC	8.875%	5/1/17	500	559
Comcast Corp.	5.875%	2/15/18	325	358
Comcast Corp.	5.700%	5/15/18	175	194
Comcast Corp.	5.700%	7/1/19	850	963
Comcast Corp.	5.150%	3/1/20	325	366
Comcast Corp.	3.375%	2/15/25	150	151
Comcast Corp.	3.375%	8/15/25	250	252
Comcast Corp.	4.250%	1/15/33	275	273
Comcast Corp.	4.200%	8/15/34	175	173
Comcast Corp.	5.650%	6/15/35	400	458
Comcast Corp.	4.400%	8/15/35	200	203
Comcast Corp.	6.500%	11/15/35	750	955
Comcast Corp.	6.450%	3/15/37	75	95
Comcast Corp.	6.950%	8/15/37	225	296
Comcast Corp.	4.650%	7/15/42	535	550
Comcast Corp.	4.500%	1/15/43	125	126
Comcast Corp.	4.600%	8/15/45	350	358
Cox Communications Inc.	5.500%	10/1/15	125	125

Deutsche Telekom International Finance BV	6.750%	8/20/18	75	85
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	171
Deutsche Telekom International Finance BV	8.750%	6/15/30	700	1,005
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	750	841
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	175	187
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	750	818
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	100	103
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.950%	1/15/25	200	196
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	100	107
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	300	309
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	375	352
Discovery Communications LLC	5.050%	6/1/20	350	381
Discovery Communications LLC	4.375%	6/15/21	25	26
Discovery Communications LLC	3.300%	5/15/22	125	123
Discovery Communications LLC	3.250%	4/1/23	100	95
Discovery Communications LLC	3.450%	3/15/25	150	139
Discovery Communications LLC	4.950%	5/15/42	75	66
Discovery Communications LLC	4.875%	4/1/43	200	173
Embarq Corp.	7.995%	6/1/36	300	311
Grupo Televisa SAB	6.625%	3/18/25	100	120
Grupo Televisa SAB	6.625%	1/15/40	175	193
Historic TW Inc.	9.150%	2/1/23	195	257
Historic TW Inc.	6.625%	5/15/29	175	214
Interpublic Group of Cos. Inc.	3.750%	2/15/23	300	295
Interpublic Group of Cos. Inc.	4.200%	4/15/24	175	175
Koninklijke KPN NV	8.375%	10/1/30	175	231
7 McGraw Hill Financial Inc.	2.500%	8/15/18	100	101
7 McGraw Hill Financial Inc.	3.300%	8/14/20	125	127
7 McGraw Hill Financial Inc.	4.000%	6/15/25	125	124
7 McGraw Hill Financial Inc.	4.400%	2/15/26	200	203
McGraw Hill Financial Inc.	6.550%	11/15/37	150	174
Moody's Corp.	4.500%	9/1/22	175	185
Moody's Corp.	4.875%	2/15/24	250	264
Moody's Corp.	5.250%	7/15/44	250	265
NBCUniversal Media LLC	5.150%	4/30/20	125	141
NBCUniversal Media LLC	4.375%	4/1/21	175	192
NBCUniversal Media LLC	2.875%	1/15/23	225	223
NBCUniversal Media LLC	6.400%	4/30/40	300	376
NBCUniversal Media LLC	5.950%	4/1/41	150	179
NBCUniversal Media LLC	4.450%	1/15/43	225	224
New Cingular Wireless Services Inc.	8.750%	3/1/31	75	106
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	25	25
Omnicom Group Inc.	4.450%	8/15/20	300	324
Omnicom Group Inc.	3.625%	5/1/22	325	329
Omnicom Group Inc.	3.650%	11/1/24	200	198
Orange SA	4.125%	9/14/21	325	349
Orange SA	9.000%	3/1/31	425	605
Orange SA	5.375%	1/13/42	150	161
Orange SA	5.500%	2/6/44	250	273

Pacific Bell Telephone Co.	7.125%	3/15/26	50	61
Qwest Corp.	6.500%	6/1/17	100	107
Qwest Corp.	6.750%	12/1/21	200	215
Qwest Corp.	7.250%	9/15/25	25	27
Qwest Corp.	6.875%	9/15/33	446	430
Qwest Corp.	7.125%	11/15/43	100	98
RELX Capital Inc.	3.125%	10/15/22	282	277
Rogers Communications Inc.	6.800%	8/15/18	150	170
Rogers Communications Inc.	3.000%	3/15/23	205	197
Rogers Communications Inc.	4.100%	10/1/23	175	181
Rogers Communications Inc.	4.500%	3/15/43	65	61
Rogers Communications Inc.	5.000%	3/15/44	240	245
Scripps Networks Interactive Inc.	2.750%	11/15/19	150	150
Scripps Networks Interactive Inc.	2.800%	6/15/20	100	99
Scripps Networks Interactive Inc.	3.900%	11/15/24	50	49
Telefonica Emisiones SAU	3.192%	4/27/18	325	332
Telefonica Emisiones SAU	5.877%	7/15/19	100	111
Telefonica Emisiones SAU	5.134%	4/27/20	225	247
Telefonica Emisiones SAU	5.462%	2/16/21	225	251
Telefonica Emisiones SAU	4.570%	4/27/23	500	520
Telefonica Emisiones SAU	7.045%	6/20/36	425	504
Thomson Reuters Corp.	1.650%	9/29/17	200	200
Thomson Reuters Corp.	4.700%	10/15/19	300	328
Thomson Reuters Corp.	3.850%	9/29/24	100	100
Thomson Reuters Corp.	5.500%	8/15/35	75	81
Thomson Reuters Corp.	5.850%	4/15/40	150	164
Thomson Reuters Corp.	5.650%	11/23/43	225	243
Time Warner Cable Inc.	5.850%	5/1/17	275	292
Time Warner Cable Inc.	6.750%	7/1/18	850	946
Time Warner Cable Inc.	8.750%	2/14/19	200	235
Time Warner Cable Inc.	8.250%	4/1/19	225	263
Time Warner Cable Inc.	5.000%	2/1/20	350	376
Time Warner Cable Inc.	6.550%	5/1/37	200	197
Time Warner Cable Inc.	6.750%	6/15/39	200	199
Time Warner Cable Inc.	5.875%	11/15/40	600	571
Time Warner Cable Inc.	4.500%	9/15/42	350	276
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	214
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	116
Time Warner Inc.	4.875%	3/15/20	350	387
Time Warner Inc.	4.700%	1/15/21	50	55
Time Warner Inc.	4.750%	3/29/21	675	735
Time Warner Inc.	3.600%	7/15/25	225	221
Time Warner Inc.	7.625%	4/15/31	300	384
Time Warner Inc.	7.700%	5/1/32	375	488
Time Warner Inc.	6.500%	11/15/36	175	203
Time Warner Inc.	6.200%	3/15/40	100	114
Time Warner Inc.	6.100%	7/15/40	175	198
Time Warner Inc.	6.250%	3/29/41	50	58
Time Warner Inc.	4.900%	6/15/42	325	324
Time Warner Inc.	5.350%	12/15/43	25	26
Verizon Communications Inc.	1.350%	6/9/17	200	200
Verizon Communications Inc.	5.500%	2/15/18	475	516
Verizon Communications Inc.	3.650%	9/14/18	560	589
Verizon Communications Inc.	6.350%	4/1/19	250	285
Verizon Communications Inc.	2.625%	2/21/20	539	542
Verizon Communications Inc.	4.500%	9/15/20	560	606
Verizon Communications Inc.	3.450%	3/15/21	300	307

Verizon Communications Inc.	4.600%	4/1/21	775	838
Verizon Communications Inc.	3.000%	11/1/21	800	798
Verizon Communications Inc.	3.500%	11/1/21	100	102
Verizon Communications Inc.	5.150%	9/15/23	1,230	1,359
Verizon Communications Inc.	4.150%	3/15/24	300	311
Verizon Communications Inc.	3.500%	11/1/24	100	98
Verizon Communications Inc.	7.750%	12/1/30	300	397
Verizon Communications Inc.	6.400%	9/15/33	454	520
Verizon Communications Inc.	5.050%	3/15/34	225	224
Verizon Communications Inc.	4.400%	11/1/34	250	232
Verizon Communications Inc.	5.850%	9/15/35	425	461
Verizon Communications Inc.	4.272%	1/15/36	888	804
Verizon Communications Inc.	6.250%	4/1/37	60	67
Verizon Communications Inc.	6.400%	2/15/38	375	430
Verizon Communications Inc.	6.900%	4/15/38	165	200
Verizon Communications Inc.	4.750%	11/1/41	200	186
Verizon Communications Inc.	6.550%	9/15/43	1,312	1,550
Verizon Communications Inc.	4.862%	8/21/46	581	544
Verizon Communications Inc.	4.522%	9/15/48	1,088	959
Verizon Communications Inc.	5.012%	8/21/54	574	520
Verizon Communications Inc.	4.672%	3/15/55	888	761
Viacom Inc.	2.500%	12/15/16	175	177
Viacom Inc.	3.500%	4/1/17	50	51
Viacom Inc.	6.125%	10/5/17	75	81
Viacom Inc.	2.500%	9/1/18	125	125
Viacom Inc.	2.200%	4/1/19	300	293
Viacom Inc.	5.625%	9/15/19	275	303
Viacom Inc.	3.875%	12/15/21	25	25
Viacom Inc.	3.125%	6/15/22	50	47
Viacom Inc.	4.250%	9/1/23	75	74
Viacom Inc.	3.875%	4/1/24	300	280
Viacom Inc.	6.875%	4/30/36	375	391
Viacom Inc.	4.375%	3/15/43	106	78
Viacom Inc.	5.850%	9/1/43	75	69
Viacom Inc.	5.250%	4/1/44	300	261
Vodafone Group plc	5.625%	2/27/17	250	265
Vodafone Group plc	1.625%	3/20/17	625	626
Vodafone Group plc	1.250%	9/26/17	475	472
Vodafone Group plc	1.500%	2/19/18	50	50
Vodafone Group plc	5.450%	6/10/19	150	166
Vodafone Group plc	2.500%	9/26/22	75	70
Vodafone Group plc	2.950%	2/19/23	415	393
Vodafone Group plc	7.875%	2/15/30	150	187
Vodafone Group plc	6.150%	2/27/37	225	243
Vodafone Group plc	4.375%	2/19/43	150	131
Walt Disney Co.	1.100%	12/1/17	400	400
Walt Disney Co.	5.875%	12/15/17	175	192
Walt Disney Co.	1.500%	9/17/18	100	100
Walt Disney Co.	1.850%	5/30/19	50	50
Walt Disney Co.	2.150%	9/17/20	150	151
Walt Disney Co.	2.750%	8/16/21	100	102
Walt Disney Co.	2.350%	12/1/22	75	74
Walt Disney Co.	3.150%	9/17/25	150	152
Walt Disney Co.	4.375%	8/16/41	75	78
Walt Disney Co.	4.125%	12/1/41	275	277
Walt Disney Co.	3.700%	12/1/42	125	117
Walt Disney Co.	4.125%	6/1/44	75	75

WPP Finance 2010	4.750%	11/21/21	208	228
WPP Finance 2010	3.625%	9/7/22	200	204
WPP Finance 2010	3.750%	9/19/24	100	100

Consumer Cyclical (1.9%)
Advance Auto Parts Inc.	5.750%	5/1/20	425	474
7 Alibaba Group Holding Ltd.	1.625%	11/28/17	275	273
7 Alibaba Group Holding Ltd.	2.500%	11/28/19	360	354
7 Alibaba Group Holding Ltd.	3.125%	11/28/21	300	288
7 Alibaba Group Holding Ltd.	3.600%	11/28/24	400	373
7 Alibaba Group Holding Ltd.	4.500%	11/28/34	80	74
Amazon.com Inc.	1.200%	11/29/17	200	199
Amazon.com Inc.	2.600%	12/5/19	375	385
Amazon.com Inc.	3.300%	12/5/21	200	207
Amazon.com Inc.	2.500%	11/29/22	150	145
Amazon.com Inc.	3.800%	12/5/24	120	124
Amazon.com Inc.	4.800%	12/5/34	200	205
Amazon.com Inc.	4.950%	12/5/44	350	358
American Honda Finance Corp.	1.125%	10/7/16	175	176
American Honda Finance Corp.	1.550%	12/11/17	500	502
American Honda Finance Corp.	1.600%	7/13/18	100	100
American Honda Finance Corp.	2.125%	10/10/18	125	126
American Honda Finance Corp.	2.250%	8/15/19	275	276
American Honda Finance Corp.	2.450%	9/24/20	125	125
Automatic Data Processing Inc.	2.250%	9/15/20	175	176
Automatic Data Processing Inc.	3.375%	9/15/25	200	203
AutoNation Inc.	6.750%	4/15/18	75	84
AutoNation Inc.	3.350%	1/15/21	50	51
AutoNation Inc.	4.500%	10/1/25	50	51
AutoZone Inc.	1.300%	1/13/17	25	25
AutoZone Inc.	7.125%	8/1/18	250	284
AutoZone Inc.	3.700%	4/15/22	350	360
AutoZone Inc.	2.875%	1/15/23	50	49
AutoZone Inc.	3.125%	7/15/23	125	124
Bed Bath & Beyond Inc.	4.915%	8/1/34	50	48
Bed Bath & Beyond Inc.	5.165%	8/1/44	150	143
Block Financial LLC	4.125%	10/1/20	94	94
Block Financial LLC	5.500%	11/1/22	75	80
Block Financial LLC	5.250%	10/1/25	100	100
BorgWarner Inc.	4.625%	9/15/20	25	27
BorgWarner Inc.	3.375%	3/15/25	75	73
BorgWarner Inc.	4.375%	3/15/45	100	90
Brinker International Inc.	2.600%	5/15/18	25	25
Brinker International Inc.	3.875%	5/15/23	25	24
Carnival Corp.	3.950%	10/15/20	100	105
Coach Inc.	4.250%	4/1/25	70	67
Costco Wholesale Corp.	5.500%	3/15/17	200	213
Costco Wholesale Corp.	1.700%	12/15/19	200	200
Costco Wholesale Corp.	1.750%	2/15/20	200	199
Costco Wholesale Corp.	2.250%	2/15/22	100	99
Cummins Inc.	3.650%	10/1/23	100	104
Cummins Inc.	7.125%	3/1/28	100	133
Cummins Inc.	4.875%	10/1/43	125	134
CVS Health Corp.	1.200%	12/5/16	100	100
CVS Health Corp.	1.900%	7/20/18	550	554
CVS Health Corp.	2.250%	12/5/18	300	304
CVS Health Corp.	2.800%	7/20/20	475	482

CVS Health Corp.	3.500%	7/20/22	150	155
CVS Health Corp.	2.750%	12/1/22	150	148
CVS Health Corp.	4.000%	12/5/23	195	206
CVS Health Corp.	3.375%	8/12/24	750	756
CVS Health Corp.	3.875%	7/20/25	525	541
CVS Health Corp.	4.875%	7/20/35	355	372
CVS Health Corp.	6.125%	9/15/39	125	152
CVS Health Corp.	5.300%	12/5/43	50	55
CVS Health Corp.	5.125%	7/20/45	625	672
7 Daimler Finance North America LLC	2.625%	9/15/16	125	126
Daimler Finance North America LLC	8.500%	1/18/31	250	352
Delphi Corp.	4.150%	3/15/24	125	126
eBay Inc.	1.350%	7/15/17	175	174
eBay Inc.	2.200%	8/1/19	300	297
eBay Inc.	3.250%	10/15/20	75	77
eBay Inc.	2.875%	8/1/21	125	122
eBay Inc.	2.600%	7/15/22	500	462
eBay Inc.	3.450%	8/1/24	100	95
eBay Inc.	4.000%	7/15/42	25	19
Expedia Inc.	5.950%	8/15/20	75	83
Ford Motor Co.	6.625%	10/1/28	425	492
Ford Motor Co.	6.375%	2/1/29	100	113
Ford Motor Co.	7.450%	7/16/31	375	466
Ford Motor Co.	7.400%	11/1/46	100	130
Ford Motor Credit Co. LLC	8.000%	12/15/16	100	107
Ford Motor Credit Co. LLC	4.250%	2/3/17	100	103
Ford Motor Credit Co. LLC	6.625%	8/15/17	325	351
Ford Motor Credit Co. LLC	1.724%	12/6/17	200	198
Ford Motor Credit Co. LLC	2.145%	1/9/18	500	498
Ford Motor Credit Co. LLC	5.000%	5/15/18	650	691
Ford Motor Credit Co. LLC	2.375%	3/12/19	550	545
Ford Motor Credit Co. LLC	2.597%	11/4/19	550	543
Ford Motor Credit Co. LLC	8.125%	1/15/20	250	299
Ford Motor Credit Co. LLC	2.459%	3/27/20	200	195
Ford Motor Credit Co. LLC	5.750%	2/1/21	250	280
Ford Motor Credit Co. LLC	5.875%	8/2/21	325	367
Ford Motor Credit Co. LLC	4.375%	8/6/23	225	233
Ford Motor Credit Co. LLC	3.664%	9/8/24	200	194
Gap Inc.	5.950%	4/12/21	350	380
General Motors Co.	3.500%	10/2/18	100	101
General Motors Co.	4.875%	10/2/23	250	253
General Motors Co.	5.000%	4/1/35	165	153
General Motors Co.	6.250%	10/2/43	210	223
General Motors Co.	5.200%	4/1/45	250	234
General Motors Financial Co. Inc.	2.625%	7/10/17	60	60
General Motors Financial Co. Inc.	4.750%	8/15/17	75	78
General Motors Financial Co. Inc.	3.000%	9/25/17	45	45
General Motors Financial Co. Inc.	3.250%	5/15/18	90	91
General Motors Financial Co. Inc.	6.750%	6/1/18	335	366
General Motors Financial Co. Inc.	3.500%	7/10/19	80	81
General Motors Financial Co. Inc.	3.150%	1/15/20	200	199
General Motors Financial Co. Inc.	3.200%	7/13/20	700	690
General Motors Financial Co. Inc.	4.375%	9/25/21	100	102
General Motors Financial Co. Inc.	3.450%	4/10/22	130	125
General Motors Financial Co. Inc.	4.250%	5/15/23	125	122
General Motors Financial Co. Inc.	4.000%	1/15/25	175	165
General Motors Financial Co. Inc.	4.300%	7/13/25	400	389

Harley-Davidson Inc.	3.500%	7/28/25	100	102
Harley-Davidson Inc.	4.625%	7/28/45	100	101
Harman International Industries Inc.	4.150%	5/15/25	100	99
Home Depot Inc.	3.950%	9/15/20	100	108
Home Depot Inc.	4.400%	4/1/21	975	1,075
Home Depot Inc.	2.625%	6/1/22	140	140
Home Depot Inc.	3.750%	2/15/24	200	212
Home Depot Inc.	5.875%	12/16/36	475	586
Home Depot Inc.	5.400%	9/15/40	75	88
Home Depot Inc.	5.950%	4/1/41	125	157
Home Depot Inc.	4.200%	4/1/43	100	101
Home Depot Inc.	4.875%	2/15/44	200	222
Home Depot Inc.	4.250%	4/1/46	130	131
Hyatt Hotels Corp.	5.375%	8/15/21	50	55
Hyatt Hotels Corp.	3.375%	7/15/23	25	24
Johnson Controls Inc.	2.600%	12/1/16	100	102
Johnson Controls Inc.	5.000%	3/30/20	125	136
Johnson Controls Inc.	4.250%	3/1/21	250	263
Johnson Controls Inc.	3.750%	12/1/21	100	103
Johnson Controls Inc.	3.625%	7/2/24	135	132
Johnson Controls Inc.	6.000%	1/15/36	50	55
Johnson Controls Inc.	5.250%	12/1/41	50	50
Johnson Controls Inc.	4.950%	7/2/64	50	45
Kohl's Corp.	4.000%	11/1/21	200	207
Kohl's Corp.	4.250%	7/17/25	75	75
Kohl's Corp.	5.550%	7/17/45	75	73
Lowe's Cos. Inc.	5.400%	10/15/16	150	157
Lowe's Cos. Inc.	6.100%	9/15/17	75	82
Lowe's Cos. Inc.	3.750%	4/15/21	500	531
Lowe's Cos. Inc.	3.875%	9/15/23	75	80
Lowe's Cos. Inc.	3.125%	9/15/24	100	100
Lowe's Cos. Inc.	3.375%	9/15/25	125	126
Lowe's Cos. Inc.	6.875%	2/15/28	25	32
Lowe's Cos. Inc.	6.500%	3/15/29	200	255
Lowe's Cos. Inc.	5.800%	10/15/36	175	210
Lowe's Cos. Inc.	5.125%	11/15/41	375	422
Lowe's Cos. Inc.	5.000%	9/15/43	50	56
Lowe's Cos. Inc.	4.375%	9/15/45	100	101
Macy's Retail Holdings Inc.	5.900%	12/1/16	107	113
Macy's Retail Holdings Inc.	7.450%	7/15/17	325	357
Macy's Retail Holdings Inc.	6.900%	4/1/29	225	274
Macy's Retail Holdings Inc.	4.500%	12/15/34	200	183
Macy's Retail Holdings Inc.	6.375%	3/15/37	125	138
Macy's Retail Holdings Inc.	5.125%	1/15/42	100	94
Magna International Inc.	3.625%	6/15/24	120	117
Magna International Inc.	4.150%	10/1/25	100	101
Marriott International Inc.	6.375%	6/15/17	50	54
Marriott International Inc.	3.000%	3/1/19	50	51
Marriott International Inc.	3.375%	10/15/20	225	233
Marriott International Inc.	2.875%	3/1/21	200	201
Marriott International Inc.	3.125%	10/15/21	50	51
Marriott International Inc.	3.750%	10/1/25	100	99
MasterCard Inc.	2.000%	4/1/19	75	76
MasterCard Inc.	3.375%	4/1/24	150	154
McDonald's Corp.	5.300%	3/15/17	125	132
McDonald's Corp.	5.800%	10/15/17	325	353
McDonald's Corp.	5.350%	3/1/18	100	109

McDonald's Corp.	5.000%	2/1/19	100	110
McDonald's Corp.	1.875%	5/29/19	75	75
McDonald's Corp.	3.375%	5/26/25	175	176
McDonald's Corp.	6.300%	10/15/37	50	61
McDonald's Corp.	5.700%	2/1/39	100	114
McDonald's Corp.	3.700%	2/15/42	375	325
McDonald's Corp.	3.625%	5/1/43	25	21
McDonald's Corp.	4.600%	5/26/45	140	140
Metropolitan Museum of Art New York
Revenue	3.400%	7/1/45	75	68
NIKE Inc.	3.625%	5/1/43	50	47
Nordstrom Inc.	6.250%	1/15/18	75	83
Nordstrom Inc.	4.750%	5/1/20	400	444
Nordstrom Inc.	4.000%	10/15/21	175	188
Nordstrom Inc.	5.000%	1/15/44	115	123
NVR Inc.	3.950%	9/15/22	100	102
O'Reilly Automotive Inc.	4.875%	1/14/21	25	27
O'Reilly Automotive Inc.	3.850%	6/15/23	50	51
PACCAR Financial Corp.	1.600%	3/15/17	25	25
PACCAR Financial Corp.	1.400%	11/17/17	85	85
PACCAR Financial Corp.	1.450%	3/9/18	100	100
PACCAR Financial Corp.	1.750%	8/14/18	50	50
PACCAR Financial Corp.	2.200%	9/15/19	50	50
PACCAR Financial Corp.	2.500%	8/14/20	75	76
QVC Inc.	3.125%	4/1/19	125	124
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.850%	4/1/24	125	121
QVC Inc.	5.950%	3/15/43	125	116
Ralph Lauren Corp.	2.125%	9/26/18	50	51
Ralph Lauren Corp.	2.625%	8/18/20	50	51
Ross Stores Inc.	3.375%	9/15/24	50	50
Signet UK Finance plc	4.700%	6/15/24	75	76
Staples Inc.	4.375%	1/12/23	100	99
Starbucks Corp.	2.700%	6/15/22	75	76
Starbucks Corp.	3.850%	10/1/23	250	265
Starbucks Corp.	4.300%	6/15/45	50	51
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	100	95
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	50	43
Target Corp.	5.375%	5/1/17	225	241
Target Corp.	6.000%	1/15/18	200	221
Target Corp.	2.300%	6/26/19	200	204
Target Corp.	2.900%	1/15/22	175	179
Target Corp.	3.500%	7/1/24	175	183
Target Corp.	6.350%	11/1/32	175	223
Target Corp.	6.500%	10/15/37	203	267
Target Corp.	7.000%	1/15/38	125	173
Target Corp.	4.000%	7/1/42	150	147
Tiffany & Co.	4.900%	10/1/44	50	48
TJX Cos. Inc.	6.950%	4/15/19	150	175
TJX Cos. Inc.	2.750%	6/15/21	125	127
TJX Cos. Inc.	2.500%	5/15/23	300	290
Toyota Motor Credit Corp.	2.050%	1/12/17	450	456
Toyota Motor Credit Corp.	1.125%	5/16/17	300	300
Toyota Motor Credit Corp.	1.250%	10/5/17	175	175
Toyota Motor Credit Corp.	1.375%	1/10/18	300	300
Toyota Motor Credit Corp.	1.450%	1/12/18	100	100
Toyota Motor Credit Corp.	2.000%	10/24/18	25	25

Toyota Motor Credit Corp.	2.125%	7/18/19	500	501
Toyota Motor Credit Corp.	2.150%	3/12/20	250	251
Toyota Motor Credit Corp.	4.250%	1/11/21	125	137
Toyota Motor Credit Corp.	2.750%	5/17/21	200	203
Toyota Motor Credit Corp.	3.400%	9/15/21	75	78
Toyota Motor Credit Corp.	3.300%	1/12/22	275	284
Toyota Motor Credit Corp.	2.800%	7/13/22	100	101
Toyota Motor Credit Corp.	2.625%	1/10/23	200	197
VF Corp.	5.950%	11/1/17	75	82
VF Corp.	3.500%	9/1/21	200	212
VF Corp.	6.450%	11/1/37	100	130
Wal-Mart Stores Inc.	5.375%	4/5/17	25	27
Wal-Mart Stores Inc.	5.800%	2/15/18	425	472
Wal-Mart Stores Inc.	1.125%	4/11/18	150	150
Wal-Mart Stores Inc.	1.950%	12/15/18	75	77
Wal-Mart Stores Inc.	3.625%	7/8/20	25	27
Wal-Mart Stores Inc.	3.250%	10/25/20	325	345
Wal-Mart Stores Inc.	4.250%	4/15/21	200	221
Wal-Mart Stores Inc.	2.550%	4/11/23	150	148
Wal-Mart Stores Inc.	3.300%	4/22/24	350	361
Wal-Mart Stores Inc.	5.875%	4/5/27	725	897
Wal-Mart Stores Inc.	7.550%	2/15/30	175	248
Wal-Mart Stores Inc.	5.250%	9/1/35	150	173
Wal-Mart Stores Inc.	6.500%	8/15/37	900	1,185
Wal-Mart Stores Inc.	6.200%	4/15/38	300	384
Wal-Mart Stores Inc.	5.000%	10/25/40	45	50
Wal-Mart Stores Inc.	5.625%	4/15/41	435	525
Wal-Mart Stores Inc.	4.000%	4/11/43	150	147
Wal-Mart Stores Inc.	4.300%	4/22/44	300	307
Walgreen Co.	3.100%	9/15/22	200	197
Walgreen Co.	4.400%	9/15/42	75	68
Walgreens Boots Alliance Inc.	1.750%	11/17/17	200	201
Walgreens Boots Alliance Inc.	2.700%	11/18/19	350	354
Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	228
Walgreens Boots Alliance Inc.	3.800%	11/18/24	275	273
Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	119
Walgreens Boots Alliance Inc.	4.800%	11/18/44	250	239
Western Union Co.	5.930%	10/1/16	125	130
Western Union Co.	5.253%	4/1/20	133	146
Western Union Co.	6.200%	11/17/36	75	73
Western Union Co.	6.200%	6/21/40	200	193
Wyndham Worldwide Corp.	2.950%	3/1/17	50	51
Wyndham Worldwide Corp.	2.500%	3/1/18	50	50
Wyndham Worldwide Corp.	4.250%	3/1/22	175	174
Wyndham Worldwide Corp.	3.900%	3/1/23	50	48
Yum! Brands Inc.	6.250%	3/15/18	28	31
Yum! Brands Inc.	3.750%	11/1/21	100	103
Yum! Brands Inc.	6.875%	11/15/37	75	88
Yum! Brands Inc.	5.350%	11/1/43	75	72

Consumer Noncyclical (3.8%)
Abbott Laboratories	5.125%	4/1/19	350	388
Abbott Laboratories	2.000%	3/15/20	200	200
Abbott Laboratories	4.125%	5/27/20	25	27
Abbott Laboratories	2.550%	3/15/22	250	246
Abbott Laboratories	2.950%	3/15/25	175	171
Abbott Laboratories	6.150%	11/30/37	175	216

Abbott Laboratories	6.000%	4/1/39	25	31
Abbott Laboratories	5.300%	5/27/40	100	114
AbbVie Inc.	1.750%	11/6/17	600	602
AbbVie Inc.	1.800%	5/14/18	600	598
AbbVie Inc.	2.000%	11/6/18	225	226
AbbVie Inc.	2.500%	5/14/20	550	546
AbbVie Inc.	2.900%	11/6/22	1,000	980
AbbVie Inc.	3.200%	11/6/22	175	174
AbbVie Inc.	3.600%	5/14/25	575	567
AbbVie Inc.	4.500%	5/14/35	475	451
AbbVie Inc.	4.400%	11/6/42	151	138
AbbVie Inc.	4.700%	5/14/45	552	536
Actavis Funding SCS	1.850%	3/1/17	225	225
Actavis Funding SCS	1.300%	6/15/17	300	298
Actavis Funding SCS	2.350%	3/12/18	500	501
Actavis Funding SCS	3.000%	3/12/20	599	603
Actavis Funding SCS	3.450%	3/15/22	507	501
Actavis Funding SCS	3.850%	6/15/24	100	98
Actavis Funding SCS	3.800%	3/15/25	690	669
Actavis Funding SCS	4.550%	3/15/35	450	413
Actavis Funding SCS	4.850%	6/15/44	395	364
Actavis Funding SCS	4.750%	3/15/45	350	318
Actavis Inc.	1.875%	10/1/17	100	100
Actavis Inc.	3.250%	10/1/22	675	658
Actavis Inc.	4.625%	10/1/42	50	46
Agilent Technologies Inc.	5.000%	7/15/20	100	109
Agilent Technologies Inc.	3.200%	10/1/22	300	297
Agilent Technologies Inc.	3.875%	7/15/23	100	101
Allergan Inc.	1.350%	3/15/18	40	39
Allergan Inc.	2.800%	3/15/23	100	93
4 Allina Health System	4.805%	11/15/45	50	51
Altria Group Inc.	9.250%	8/6/19	185	231
Altria Group Inc.	2.625%	1/14/20	600	606
Altria Group Inc.	2.850%	8/9/22	325	319
Altria Group Inc.	2.950%	5/2/23	350	340
Altria Group Inc.	9.950%	11/10/38	100	160
Altria Group Inc.	10.200%	2/6/39	260	427
Altria Group Inc.	4.500%	5/2/43	100	96
Altria Group Inc.	5.375%	1/31/44	250	271
AmerisourceBergen Corp.	4.875%	11/15/19	25	28
AmerisourceBergen Corp.	3.500%	11/15/21	300	312
AmerisourceBergen Corp.	3.400%	5/15/24	250	250
AmerisourceBergen Corp.	3.250%	3/1/25	125	122
AmerisourceBergen Corp.	4.250%	3/1/45	50	46
Amgen Inc.	2.500%	11/15/16	200	204
Amgen Inc.	2.125%	5/15/17	525	532
Amgen Inc.	5.850%	6/1/17	150	161
Amgen Inc.	5.700%	2/1/19	75	83
Amgen Inc.	2.125%	5/1/20	175	173
Amgen Inc.	3.450%	10/1/20	225	234
Amgen Inc.	4.100%	6/15/21	150	160
Amgen Inc.	3.875%	11/15/21	200	211
Amgen Inc.	2.700%	5/1/22	75	74
Amgen Inc.	3.625%	5/15/22	225	230
Amgen Inc.	3.625%	5/22/24	500	502
Amgen Inc.	3.125%	5/1/25	325	311
Amgen Inc.	6.375%	6/1/37	125	151

Amgen Inc.	6.900%	6/1/38	400	508
Amgen Inc.	6.400%	2/1/39	175	209
Amgen Inc.	5.750%	3/15/40	16	18
Amgen Inc.	4.950%	10/1/41	150	152
Amgen Inc.	5.150%	11/15/41	180	186
Amgen Inc.	5.650%	6/15/42	160	179
Amgen Inc.	5.375%	5/15/43	75	81
Amgen Inc.	4.400%	5/1/45	100	92
Anheuser-Busch Cos. LLC	5.500%	1/15/18	75	82
Anheuser-Busch Cos. LLC	6.800%	8/20/32	150	190
Anheuser-Busch Cos. LLC	5.750%	4/1/36	115	133
Anheuser-Busch Cos. LLC	6.500%	5/1/42	50	63
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	28	28
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	425	426
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	250	239
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	500	507
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	264
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	195
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	333	333
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	700	822
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	205
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	559
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	166
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	75	82
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	200	191
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	211
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	75	89
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	225	196
Archer-Daniels-Midland Co.	5.450%	3/15/18	60	66
Archer-Daniels-Midland Co.	4.479%	3/1/21	163	181
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	98
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	110
Archer-Daniels-Midland Co.	4.535%	3/26/42	50	53
Archer-Daniels-Midland Co.	4.016%	4/16/43	25	24
4 Ascension Health	4.847%	11/15/53	200	217
AstraZeneca plc	5.900%	9/15/17	550	599
AstraZeneca plc	1.950%	9/18/19	25	25
AstraZeneca plc	6.450%	9/15/37	450	584
AstraZeneca plc	4.000%	9/18/42	150	149
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	50	55
7 Baxalta Inc.	2.000%	6/22/18	75	75
7 Baxalta Inc.	2.875%	6/23/20	175	175
7 Baxalta Inc.	3.600%	6/23/22	50	51
7 Baxalta Inc.	4.000%	6/23/25	275	276
7 Baxalta Inc.	5.250%	6/23/45	180	178
Baxter International Inc.	1.850%	1/15/17	150	151
Beam Suntory Inc.	1.875%	5/15/17	25	25
Beam Suntory Inc.	3.250%	5/15/22	50	49
Becton Dickinson & Co.	5.000%	5/15/19	50	55
Becton Dickinson & Co.	2.675%	12/15/19	200	203
Becton Dickinson & Co.	3.250%	11/12/20	300	307
Becton Dickinson and Co.	1.800%	12/15/17	200	201
Becton Dickinson and Co.	6.375%	8/1/19	50	57
Becton Dickinson and Co.	3.125%	11/8/21	65	66
Becton Dickinson and Co.	3.300%	3/1/23	325	325
Becton Dickinson and Co.	3.734%	12/15/24	400	407

Becton Dickinson and Co.	4.685%	12/15/44	200	200
Biogen Inc.	6.875%	3/1/18	100	112
Biogen Inc.	2.900%	9/15/20	200	201
Biogen Inc.	3.625%	9/15/22	125	126
Biogen Inc.	4.050%	9/15/25	250	253
Biogen Inc.	5.200%	9/15/45	310	314
Boston Scientific Corp.	2.650%	10/1/18	135	137
Boston Scientific Corp.	6.000%	1/15/20	200	225
Boston Scientific Corp.	2.850%	5/15/20	100	100
Boston Scientific Corp.	3.375%	5/15/22	50	50
Boston Scientific Corp.	3.850%	5/15/25	150	147
Boston Scientific Corp.	7.000%	11/15/35	25	30
Boston Scientific Corp.	7.375%	1/15/40	50	63
Bottling Group LLC	5.125%	1/15/19	100	110
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	263
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	259
Bristol-Myers Squibb Co.	5.875%	11/15/36	62	76
Bristol-Myers Squibb Co.	6.125%	5/1/38	20	26
Bristol-Myers Squibb Co.	3.250%	8/1/42	100	86
Bristol-Myers Squibb Co.	4.500%	3/1/44	50	53
Brown-Forman Corp.	1.000%	1/15/18	150	148
Brown-Forman Corp.	2.250%	1/15/23	50	48
Brown-Forman Corp.	3.750%	1/15/43	25	23
Brown-Forman Corp.	4.500%	7/15/45	100	104
Bunge Ltd. Finance Corp.	8.500%	6/15/19	275	329
Campbell Soup Co.	3.050%	7/15/17	25	26
Campbell Soup Co.	4.250%	4/15/21	100	110
Campbell Soup Co.	3.300%	3/19/25	125	124
Campbell Soup Co.	3.800%	8/2/42	75	66
Cardinal Health Inc.	1.700%	3/15/18	100	100
Cardinal Health Inc.	1.950%	6/15/18	200	201
Cardinal Health Inc.	4.625%	12/15/20	125	137
Cardinal Health Inc.	3.200%	3/15/23	150	149
Cardinal Health Inc.	3.750%	9/15/25	125	127
Cardinal Health Inc.	4.600%	3/15/43	25	24
Cardinal Health Inc.	4.900%	9/15/45	100	102
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	200	188
Celgene Corp.	1.900%	8/15/17	75	75
Celgene Corp.	2.125%	8/15/18	125	126
Celgene Corp.	2.300%	8/15/18	100	101
Celgene Corp.	2.250%	5/15/19	125	126
Celgene Corp.	2.875%	8/15/20	125	126
Celgene Corp.	3.950%	10/15/20	125	133
Celgene Corp.	3.250%	8/15/22	175	175
Celgene Corp.	3.550%	8/15/22	50	51
Celgene Corp.	4.000%	8/15/23	125	129
Celgene Corp.	3.625%	5/15/24	275	274
Celgene Corp.	3.875%	8/15/25	425	425
Celgene Corp.	5.700%	10/15/40	50	55
Celgene Corp.	5.250%	8/15/43	425	437
Celgene Corp.	4.625%	5/15/44	175	167
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	50	49
Church & Dwight Co. Inc.	2.450%	12/15/19	75	76
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	100	97
Clorox Co.	3.800%	11/15/21	100	106
Clorox Co.	3.500%	12/15/24	250	251
Coca-Cola Co.	1.150%	4/1/18	336	336

Coca-Cola Co.	2.450%	11/1/20	150	153
Coca-Cola Co.	3.150%	11/15/20	125	131
Coca-Cola Co.	3.300%	9/1/21	250	262
Coca-Cola Co.	3.200%	11/1/23	300	308
Coca-Cola Enterprises Inc.	3.500%	9/15/20	300	315
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	150	152
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	108
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	250	257
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	350	384
Colgate-Palmolive Co.	1.300%	1/15/17	300	303
Colgate-Palmolive Co.	1.750%	3/15/19	75	76
Colgate-Palmolive Co.	2.450%	11/15/21	75	76
Colgate-Palmolive Co.	2.100%	5/1/23	50	48
Colgate-Palmolive Co.	3.250%	3/15/24	100	104
Colgate-Palmolive Co.	4.000%	8/15/45	100	101
ConAgra Foods Inc.	1.900%	1/25/18	75	75
ConAgra Foods Inc.	7.000%	4/15/19	20	23
ConAgra Foods Inc.	3.250%	9/15/22	125	122
ConAgra Foods Inc.	3.200%	1/25/23	543	520
ConAgra Foods Inc.	7.125%	10/1/26	150	178
ConAgra Foods Inc.	6.625%	8/15/39	50	55
ConAgra Foods Inc.	4.650%	1/25/43	66	60
Covidien International Finance SA	6.000%	10/15/17	225	246
Covidien International Finance SA	3.200%	6/15/22	200	200
Covidien International Finance SA	6.550%	10/15/37	175	225
CR Bard Inc.	1.375%	1/15/18	225	223
Delhaize Group	5.700%	10/1/40	295	314
DENTSPLY International Inc.	4.125%	8/15/21	100	104
Diageo Capital plc	1.500%	5/11/17	275	276
Diageo Capital plc	5.750%	10/23/17	25	27
Diageo Capital plc	4.828%	7/15/20	125	139
Diageo Capital plc	2.625%	4/29/23	500	484
Diageo Investment Corp.	2.875%	5/11/22	600	594
Diageo Investment Corp.	4.250%	5/11/42	75	74
Dignity Health California GO	3.125%	11/1/22	50	50
Dignity Health California GO	3.812%	11/1/24	100	103
Dignity Health California GO	4.500%	11/1/42	100	96
Dignity Health California GO	5.267%	11/1/64	100	104
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	70	79
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	125	127
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	75	74
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	50	49
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	75	102
Edwards Lifesciences Corp.	2.875%	10/15/18	50	51
Eli Lilly & Co.	5.200%	3/15/17	110	117
Eli Lilly & Co.	1.250%	3/1/18	200	200
Eli Lilly & Co.	1.950%	3/15/19	125	127
Eli Lilly & Co.	2.750%	6/1/25	150	147
Eli Lilly & Co.	5.550%	3/15/37	60	71
Eli Lilly & Co.	3.700%	3/1/45	160	150
Estee Lauder Cos. Inc.	2.350%	8/15/22	75	74
Estee Lauder Cos. Inc.	6.000%	5/15/37	200	248
Estee Lauder Cos. Inc.	3.700%	8/15/42	25	23
Estee Lauder Cos. Inc.	4.375%	6/15/45	50	51
Express Scripts Holding Co.	2.650%	2/15/17	350	356
Express Scripts Holding Co.	7.250%	6/15/19	50	58
Express Scripts Holding Co.	4.750%	11/15/21	150	161

Express Scripts Holding Co.	3.900%	2/15/22	100	103
Express Scripts Holding Co.	6.125%	11/15/41	175	202
Flowers Foods Inc.	4.375%	4/1/22	75	80
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	91
General Mills Inc.	5.700%	2/15/17	150	159
General Mills Inc.	1.400%	10/20/17	300	300
General Mills Inc.	5.650%	2/15/19	275	306
General Mills Inc.	2.200%	10/21/19	200	202
General Mills Inc.	3.150%	12/15/21	25	26
General Mills Inc.	5.400%	6/15/40	100	112
Gilead Sciences Inc.	1.850%	9/4/18	125	126
Gilead Sciences Inc.	2.050%	4/1/19	400	403
Gilead Sciences Inc.	2.350%	2/1/20	105	106
Gilead Sciences Inc.	2.550%	9/1/20	325	327
Gilead Sciences Inc.	4.500%	4/1/21	150	163
Gilead Sciences Inc.	4.400%	12/1/21	225	244
Gilead Sciences Inc.	3.250%	9/1/22	50	50
Gilead Sciences Inc.	3.700%	4/1/24	350	358
Gilead Sciences Inc.	3.500%	2/1/25	300	302
Gilead Sciences Inc.	3.650%	3/1/26	450	452
Gilead Sciences Inc.	4.600%	9/1/35	150	150
Gilead Sciences Inc.	5.650%	12/1/41	175	201
Gilead Sciences Inc.	4.800%	4/1/44	300	304
Gilead Sciences Inc.	4.500%	2/1/45	350	336
Gilead Sciences Inc.	4.750%	3/1/46	435	439
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	675	748
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	49
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	702
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	100
GlaxoSmithKline Capital plc	1.500%	5/8/17	525	529
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	100
Hasbro Inc.	6.300%	9/15/17	175	190
Hasbro Inc.	6.350%	3/15/40	125	142
Hasbro Inc.	5.100%	5/15/44	50	49
Hershey Co.	1.500%	11/1/16	110	111
Hershey Co.	1.600%	8/21/18	75	76
Hershey Co.	4.125%	12/1/20	75	82
Hershey Co.	2.625%	5/1/23	100	99
Hershey Co.	3.200%	8/21/25	65	66
Hillshire Brands Co.	4.100%	9/15/20	50	52
Hormel Foods Corp.	4.125%	4/15/21	25	28
Ingredion Inc.	4.625%	11/1/20	25	27
Ingredion Inc.	6.625%	4/15/37	25	30
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	25
7 JM Smucker Co.	1.750%	3/15/18	75	75
7 JM Smucker Co.	2.500%	3/15/20	75	75
JM Smucker Co.	3.500%	10/15/21	125	129
7 JM Smucker Co.	3.000%	3/15/22	100	100
7 JM Smucker Co.	3.500%	3/15/25	150	149
7 JM Smucker Co.	4.250%	3/15/35	150	145
7 JM Smucker Co.	4.375%	3/15/45	100	96
Johnson & Johnson	5.550%	8/15/17	500	542
Johnson & Johnson	2.950%	9/1/20	100	106
Johnson & Johnson	3.375%	12/5/23	200	212
Johnson & Johnson	6.950%	9/1/29	25	36
Johnson & Johnson	4.950%	5/15/33	150	174
Johnson & Johnson	4.375%	12/5/33	200	218

Johnson & Johnson	5.950%	8/15/37	375	487
Johnson & Johnson	4.500%	9/1/40	150	165
Kaiser Foundation Hospitals	3.500%	4/1/22	50	51
Kaiser Foundation Hospitals	4.875%	4/1/42	100	105
Kellogg Co.	1.875%	11/17/16	350	352
Kellogg Co.	4.150%	11/15/19	125	134
Kellogg Co.	4.000%	12/15/20	647	691
Kimberly-Clark Corp.	6.125%	8/1/17	275	300
Kimberly-Clark Corp.	6.250%	7/15/18	50	57
Kimberly-Clark Corp.	3.625%	8/1/20	140	149
Kimberly-Clark Corp.	2.150%	8/15/20	50	50
Kimberly-Clark Corp.	2.650%	3/1/25	125	122
Kimberly-Clark Corp.	3.050%	8/15/25	50	50
Kimberly-Clark Corp.	6.625%	8/1/37	250	331
Koninklijke Philips NV	5.750%	3/11/18	200	217
Koninklijke Philips NV	3.750%	3/15/22	200	202
Koninklijke Philips NV	6.875%	3/11/38	80	94
Koninklijke Philips NV	5.000%	3/15/42	50	49
Kraft Foods Group Inc.	2.250%	6/5/17	150	152
Kraft Foods Group Inc.	6.125%	8/23/18	75	84
Kraft Foods Group Inc.	5.375%	2/10/20	138	155
Kraft Foods Group Inc.	3.500%	6/6/22	150	154
Kraft Foods Group Inc.	6.875%	1/26/39	425	527
Kraft Foods Group Inc.	5.000%	6/4/42	410	420
7 Kraft Heinz Foods Co.	1.600%	6/30/17	200	200
7 Kraft Heinz Foods Co.	2.000%	7/2/18	200	200
7 Kraft Heinz Foods Co.	2.800%	7/2/20	280	282
7 Kraft Heinz Foods Co.	3.500%	7/15/22	200	204
7 Kraft Heinz Foods Co.	3.950%	7/15/25	360	368
7 Kraft Heinz Foods Co.	5.000%	7/15/35	170	177
7 Kraft Heinz Foods Co.	5.200%	7/15/45	195	205
Kroger Co.	2.200%	1/15/17	100	101
Kroger Co.	6.150%	1/15/20	75	86
Kroger Co.	3.300%	1/15/21	250	257
Kroger Co.	2.950%	11/1/21	150	150
Kroger Co.	3.400%	4/15/22	250	255
Kroger Co.	4.000%	2/1/24	175	183
Kroger Co.	7.700%	6/1/29	50	68
Kroger Co.	8.000%	9/15/29	125	172
Kroger Co.	7.500%	4/1/31	100	129
Kroger Co.	6.900%	4/15/38	75	95
Kroger Co.	5.150%	8/1/43	100	106
Laboratory Corp. of America Holdings	2.200%	8/23/17	25	25
Laboratory Corp. of America Holdings	2.500%	11/1/18	50	51
Laboratory Corp. of America Holdings	2.625%	2/1/20	50	50
Laboratory Corp. of America Holdings	3.200%	2/1/22	75	74
Laboratory Corp. of America Holdings	3.750%	8/23/22	25	26
Laboratory Corp. of America Holdings	3.600%	2/1/25	150	145
Laboratory Corp. of America Holdings	4.700%	2/1/45	170	154
Life Technologies Corp.	6.000%	3/1/20	125	143
Life Technologies Corp.	5.000%	1/15/21	200	219
Mattel Inc.	1.700%	3/15/18	50	50
Mattel Inc.	2.350%	5/6/19	200	201
Mattel Inc.	3.150%	3/15/23	25	24
Mattel Inc.	5.450%	11/1/41	150	148
4 Mayo Clinic	3.774%	11/15/43	75	68
4 Mayo Clinic	4.000%	11/15/47	100	96

McCormick & Co. Inc.	3.900%	7/15/21	50	54
McKesson Corp.	1.292%	3/10/17	250	250
McKesson Corp.	7.500%	2/15/19	100	117
McKesson Corp.	2.284%	3/15/19	150	150
McKesson Corp.	4.750%	3/1/21	25	28
McKesson Corp.	3.796%	3/15/24	200	205
McKesson Corp.	6.000%	3/1/41	200	237
Mead Johnson Nutrition Co.	4.900%	11/1/19	100	110
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	113
Medco Health Solutions Inc.	7.125%	3/15/18	250	281
Medtronic Inc.	1.500%	3/15/18	150	150
Medtronic Inc.	5.600%	3/15/19	25	28
Medtronic Inc.	2.500%	3/15/20	400	406
Medtronic Inc.	4.450%	3/15/20	125	137
Medtronic Inc.	3.125%	3/15/22	260	264
Medtronic Inc.	3.150%	3/15/22	650	660
Medtronic Inc.	2.750%	4/1/23	275	273
Medtronic Inc.	3.625%	3/15/24	50	52
Medtronic Inc.	3.500%	3/15/25	850	868
Medtronic Inc.	4.375%	3/15/35	500	504
Medtronic Inc.	6.500%	3/15/39	25	32
Medtronic Inc.	5.550%	3/15/40	350	397
Medtronic Inc.	4.500%	3/15/42	21	21
Medtronic Inc.	4.000%	4/1/43	100	94
Medtronic Inc.	4.625%	3/15/44	55	56
Medtronic Inc.	4.625%	3/15/45	625	642
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	23
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	50	55
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	150	138
Merck & Co. Inc.	1.100%	1/31/18	50	50
Merck & Co. Inc.	1.850%	2/10/20	200	200
Merck & Co. Inc.	3.875%	1/15/21	250	270
Merck & Co. Inc.	2.350%	2/10/22	125	123
Merck & Co. Inc.	2.400%	9/15/22	250	245
Merck & Co. Inc.	2.750%	2/10/25	200	195
Merck & Co. Inc.	6.500%	12/1/33	75	100
Merck & Co. Inc.	6.550%	9/15/37	125	168
Merck & Co. Inc.	3.600%	9/15/42	75	70
Merck & Co. Inc.	4.150%	5/18/43	350	347
Merck & Co. Inc.	3.700%	2/10/45	675	622
Merck Sharp & Dohme Corp.	5.000%	6/30/19	100	111
Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	184
Molson Coors Brewing Co.	2.000%	5/1/17	25	25
Molson Coors Brewing Co.	3.500%	5/1/22	25	25
Molson Coors Brewing Co.	5.000%	5/1/42	100	88
Mondelez International Inc.	6.500%	8/11/17	75	82
Mondelez International Inc.	2.250%	2/1/19	100	101
Mondelez International Inc.	5.375%	2/10/20	460	516
Mondelez International Inc.	6.500%	11/1/31	100	123
Mondelez International Inc.	6.500%	2/9/40	225	276
Mylan Inc.	1.350%	11/29/16	250	248
Mylan Inc.	2.600%	6/24/18	20	20
Mylan Inc.	2.550%	3/28/19	275	271
Mylan Inc.	4.200%	11/29/23	250	254
Mylan Inc.	5.400%	11/29/43	75	74

New York & Presbyterian Hospital	4.024%	8/1/45	100	95
Newell Rubbermaid Inc.	2.050%	12/1/17	300	301
Newell Rubbermaid Inc.	4.000%	12/1/24	100	102
Novant Health Inc.	5.850%	11/1/19	150	172
Novant Health Inc.	4.371%	11/1/43	150	146
Novartis Capital Corp.	2.400%	9/21/22	75	74
Novartis Capital Corp.	3.400%	5/6/24	400	414
Novartis Capital Corp.	3.700%	9/21/42	75	72
Novartis Capital Corp.	4.400%	5/6/44	350	376
Novartis Securities Investment Ltd.	5.125%	2/10/19	650	723
NYU Hospitals Center	4.784%	7/1/44	100	103
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	100	105
PepsiAmericas Inc.	5.000%	5/15/17	100	106
PepsiCo Inc.	1.125%	7/17/17	100	100
PepsiCo Inc.	1.250%	8/13/17	200	201
PepsiCo Inc.	1.250%	4/30/18	325	325
PepsiCo Inc.	5.000%	6/1/18	325	356
PepsiCo Inc.	7.900%	11/1/18	275	325
PepsiCo Inc.	4.500%	1/15/20	25	28
PepsiCo Inc.	1.850%	4/30/20	675	671
PepsiCo Inc.	3.000%	8/25/21	150	155
PepsiCo Inc.	2.750%	3/5/22	275	276
PepsiCo Inc.	2.750%	4/30/25	500	485
PepsiCo Inc.	3.500%	7/17/25	125	128
PepsiCo Inc.	5.500%	1/15/40	250	292
PepsiCo Inc.	4.875%	11/1/40	200	219
PepsiCo Inc.	4.000%	3/5/42	175	169
PepsiCo Inc.	4.250%	10/22/44	100	99
PerkinElmer Inc.	5.000%	11/15/21	100	107
Perrigo Co. plc	2.300%	11/8/18	310	306
Perrigo Co. plc	5.300%	11/15/43	150	154
Perrigo Finance plc	3.900%	12/15/24	200	197
Pfizer Inc.	6.200%	3/15/19	600	685
Pfizer Inc.	2.100%	5/15/19	450	456
Pfizer Inc.	3.400%	5/15/24	250	255
Pfizer Inc.	7.200%	3/15/39	275	378
Pfizer Inc.	4.400%	5/15/44	100	100
Pharmacia Corp.	6.600%	12/1/28	75	96
Philip Morris International Inc.	1.625%	3/20/17	50	50
Philip Morris International Inc.	1.250%	8/11/17	325	326
Philip Morris International Inc.	1.125%	8/21/17	75	75
Philip Morris International Inc.	1.250%	11/9/17	125	125
Philip Morris International Inc.	5.650%	5/16/18	325	359
Philip Morris International Inc.	2.625%	3/6/23	100	98
Philip Morris International Inc.	3.250%	11/10/24	225	225
Philip Morris International Inc.	3.375%	8/11/25	400	402
Philip Morris International Inc.	6.375%	5/16/38	200	249
Philip Morris International Inc.	4.375%	11/15/41	425	416
Philip Morris International Inc.	4.500%	3/20/42	100	100
Philip Morris International Inc.	3.875%	8/21/42	25	23
Philip Morris International Inc.	4.125%	3/4/43	125	118
Philip Morris International Inc.	4.875%	11/15/43	150	159
4 Procter & Gamble - Esop	9.360%	1/1/21	255	308
Procter & Gamble Co.	4.700%	2/15/19	100	110
Procter & Gamble Co.	1.900%	11/1/19	125	126
Procter & Gamble Co.	2.300%	2/6/22	425	424

Procter & Gamble Co.	3.100%	8/15/23	150	154
Procter & Gamble Co.	6.450%	1/15/26	75	96
Procter & Gamble Co.	5.500%	2/1/34	125	151
Procter & Gamble Co.	5.550%	3/5/37	305	373
Quest Diagnostics Inc.	2.700%	4/1/19	75	76
Quest Diagnostics Inc.	2.500%	3/30/20	70	70
Quest Diagnostics Inc.	4.250%	4/1/24	100	103
Quest Diagnostics Inc.	3.500%	3/30/25	125	122
Quest Diagnostics Inc.	4.700%	3/30/45	100	92
Reynolds American Inc.	6.750%	6/15/17	150	162
Reynolds American Inc.	2.300%	6/12/18	225	228
7 Reynolds American Inc.	8.125%	6/23/19	175	208
Reynolds American Inc.	3.250%	6/12/20	445	458
Reynolds American Inc.	4.000%	6/12/22	175	183
Reynolds American Inc.	3.250%	11/1/22	90	90
7 Reynolds American Inc.	3.750%	5/20/23	100	100
Reynolds American Inc.	4.850%	9/15/23	25	27
Reynolds American Inc.	4.450%	6/12/25	375	393
Reynolds American Inc.	5.700%	8/15/35	175	190
Reynolds American Inc.	7.250%	6/15/37	125	156
7 Reynolds American Inc.	7.000%	8/4/41	75	87
Reynolds American Inc.	4.750%	11/1/42	75	72
Reynolds American Inc.	6.150%	9/15/43	25	28
Reynolds American Inc.	5.850%	8/15/45	380	422
Sanofi	1.250%	4/10/18	275	274
Sanofi	4.000%	3/29/21	350	378
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	25	26
St. Jude Medical Inc.	2.000%	9/15/18	100	100
St. Jude Medical Inc.	2.800%	9/15/20	100	101
St. Jude Medical Inc.	3.250%	4/15/23	175	172
St. Jude Medical Inc.	3.875%	9/15/25	75	76
St. Jude Medical Inc.	4.750%	4/15/43	175	173
Stryker Corp.	4.375%	1/15/20	50	55
Stryker Corp.	3.375%	5/15/24	200	203
Stryker Corp.	4.375%	5/15/44	50	51
Sysco Corp.	5.250%	2/12/18	250	271
Sysco Corp.	2.600%	10/1/20	100	100
Sysco Corp.	3.750%	10/1/25	125	126
Sysco Corp.	5.375%	9/21/35	100	112
Sysco Corp.	4.850%	10/1/45	75	77
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	300	304
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	422	404
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	404	411
4 Texas Health Resources	4.330%	11/15/55	25	24
The Pepsi Bottling Group Inc.	7.000%	3/1/29	150	205
Thermo Fisher Scientific Inc.	4.500%	3/1/21	300	325
Thermo Fisher Scientific Inc.	3.300%	2/15/22	200	201
Thermo Fisher Scientific Inc.	3.150%	1/15/23	100	99
Trinity Health Corp.	4.125%	12/1/45	50	47
Tupperware Brands Corp.	4.750%	6/1/21	50	52
Tyson Foods Inc.	4.500%	6/15/22	275	293
Tyson Foods Inc.	3.950%	8/15/24	100	102
Tyson Foods Inc.	4.875%	8/15/34	250	255
Tyson Foods Inc.	5.150%	8/15/44	100	105
Unilever Capital Corp.	2.200%	3/6/19	200	204
Unilever Capital Corp.	2.100%	7/30/20	350	351
Unilever Capital Corp.	4.250%	2/10/21	200	222

Unilever Capital Corp.	3.100%	7/30/25	225	228
Unilever Capital Corp.	5.900%	11/15/32	50	65
Whirlpool Corp.	1.350%	3/1/17	175	175
Whirlpool Corp.	1.650%	11/1/17	100	100
Whirlpool Corp.	4.000%	3/1/24	175	179
Whirlpool Corp.	3.700%	5/1/25	75	75
Wyeth LLC	5.450%	4/1/17	50	53
Wyeth LLC	7.250%	3/1/23	250	324
Wyeth LLC	6.450%	2/1/24	100	124
Wyeth LLC	6.500%	2/1/34	150	188
Wyeth LLC	6.000%	2/15/36	85	103
Wyeth LLC	5.950%	4/1/37	485	582
Zeneca Wilmington Inc.	7.000%	11/15/23	25	32
Zimmer Biomet Holdings Inc.	1.450%	4/1/17	125	125
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	200	200
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	50	54
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	200	201
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	100	101
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	175	173
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	250	245
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	200	187
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	55
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	250	232
Zoetis Inc.	1.150%	2/1/16	25	25
Zoetis Inc.	1.875%	2/1/18	25	25
Zoetis Inc.	3.250%	2/1/23	300	288
Zoetis Inc.	4.700%	2/1/43	200	178

Energy (2.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	125	123
Anadarko Petroleum Corp.	5.950%	9/15/16	500	520
Anadarko Petroleum Corp.	6.375%	9/15/17	335	361
Anadarko Petroleum Corp.	6.450%	9/15/36	200	220
Anadarko Petroleum Corp.	7.950%	6/15/39	25	31
Anadarko Petroleum Corp.	6.200%	3/15/40	275	294
Anadarko Petroleum Corp.	4.500%	7/15/44	200	178
Apache Corp.	6.900%	9/15/18	300	341
Apache Corp.	3.625%	2/1/21	75	78
Apache Corp.	6.000%	1/15/37	350	366
Apache Corp.	5.100%	9/1/40	350	329
Apache Corp.	4.750%	4/15/43	200	181
Baker Hughes Inc.	3.200%	8/15/21	300	304
Baker Hughes Inc.	6.875%	1/15/29	100	123
Baker Hughes Inc.	5.125%	9/15/40	275	281
Boardwalk Pipelines LP	5.500%	2/1/17	100	103
Boardwalk Pipelines LP	3.375%	2/1/23	100	87
Boardwalk Pipelines LP	4.950%	12/15/24	150	139
BP Capital Markets plc	2.248%	11/1/16	500	506
BP Capital Markets plc	1.846%	5/5/17	225	227
BP Capital Markets plc	1.375%	11/6/17	200	200
BP Capital Markets plc	1.674%	2/13/18	300	301
BP Capital Markets plc	4.750%	3/10/19	175	191
BP Capital Markets plc	2.237%	5/10/19	425	428
BP Capital Markets plc	2.315%	2/13/20	500	502
BP Capital Markets plc	4.500%	10/1/20	225	248
BP Capital Markets plc	4.742%	3/11/21	350	387
BP Capital Markets plc	3.062%	3/17/22	25	25

BP Capital Markets plc	3.245%	5/6/22	250	252
BP Capital Markets plc	2.500%	11/6/22	75	71
BP Capital Markets plc	2.750%	5/10/23	300	287
BP Capital Markets plc	3.994%	9/26/23	200	208
BP Capital Markets plc	3.814%	2/10/24	400	409
BP Capital Markets plc	3.506%	3/17/25	200	198
Buckeye Partners LP	2.650%	11/15/18	225	222
Buckeye Partners LP	4.150%	7/1/23	75	69
Buckeye Partners LP	5.850%	11/15/43	25	22
Buckeye Partners LP	5.600%	10/15/44	75	66
Burlington Resources Finance Co.	7.400%	12/1/31	175	227
Cameron International Corp.	6.375%	7/15/18	150	165
Cameron International Corp.	4.000%	12/15/23	250	257
Cameron International Corp.	3.700%	6/15/24	100	100
Cameron International Corp.	7.000%	7/15/38	100	122
Canadian Natural Resources Ltd.	5.700%	5/15/17	225	237
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	252
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	131
Canadian Natural Resources Ltd.	6.500%	2/15/37	150	152
Cenovus Energy Inc.	5.700%	10/15/19	50	55
Cenovus Energy Inc.	6.750%	11/15/39	375	392
Cenovus Energy Inc.	4.450%	9/15/42	150	119
Cenovus Energy Inc.	5.200%	9/15/43	100	89
CenterPoint Energy Resources Corp.	4.500%	1/15/21	50	54
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	289
Chevron Corp.	1.345%	11/15/17	450	451
Chevron Corp.	1.104%	12/5/17	175	174
Chevron Corp.	1.365%	3/2/18	175	175
Chevron Corp.	1.718%	6/24/18	350	353
Chevron Corp.	4.950%	3/3/19	275	305
Chevron Corp.	2.193%	11/15/19	300	303
Chevron Corp.	1.961%	3/3/20	275	274
Chevron Corp.	2.411%	3/3/22	125	122
Chevron Corp.	2.355%	12/5/22	325	313
Chevron Corp.	3.191%	6/24/23	400	405
Cimarex Energy Co.	4.375%	6/1/24	200	194
7 Columbia Pipeline Group Inc.	2.450%	6/1/18	100	100
7 Columbia Pipeline Group Inc.	3.300%	6/1/20	125	125
7 Columbia Pipeline Group Inc.	4.500%	6/1/25	200	194
ConocoPhillips	5.750%	2/1/19	875	983
ConocoPhillips	5.900%	10/15/32	50	57
ConocoPhillips	5.900%	5/15/38	150	172
ConocoPhillips	6.500%	2/1/39	475	572
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	250	262
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	228
ConocoPhillips Co.	2.400%	12/15/22	250	237
ConocoPhillips Co.	3.350%	11/15/24	250	245
ConocoPhillips Co.	4.150%	11/15/34	100	95
ConocoPhillips Co.	4.300%	11/15/44	125	118
ConocoPhillips Holding Co.	6.950%	4/15/29	150	187
Continental Resources Inc.	5.000%	9/15/22	350	311
Continental Resources Inc.	4.500%	4/15/23	225	192
Continental Resources Inc.	3.800%	6/1/24	600	491
Devon Energy Corp.	4.000%	7/15/21	100	103
Devon Energy Corp.	3.250%	5/15/22	125	120
Devon Energy Corp.	7.950%	4/15/32	50	61
Devon Energy Corp.	5.600%	7/15/41	250	241

Devon Energy Corp.	4.750%	5/15/42	75	65
Devon Financing Corp. LLC	7.875%	9/30/31	300	370
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	82
Diamond Offshore Drilling Inc.	3.450%	11/1/23	25	23
Diamond Offshore Drilling Inc.	5.700%	10/15/39	100	74
Diamond Offshore Drilling Inc.	4.875%	11/1/43	125	81
Dominion Gas Holdings LLC	3.600%	12/15/24	200	199
Dominion Gas Holdings LLC	4.600%	12/15/44	400	381
7 Enable Midstream Partners LP	2.400%	5/15/19	100	95
7 Enable Midstream Partners LP	3.900%	5/15/24	100	88
7 Enable Midstream Partners LP	5.000%	5/15/44	100	79
Enbridge Energy Partners LP	6.500%	4/15/18	75	82
Enbridge Energy Partners LP	9.875%	3/1/19	225	272
Enbridge Energy Partners LP	7.500%	4/15/38	150	167
Enbridge Inc.	4.500%	6/10/44	100	78
Encana Corp.	6.500%	8/15/34	325	292
Encana Corp.	6.625%	8/15/37	125	117
Encana Corp.	5.150%	11/15/41	100	78
Energy Transfer Partners LP	6.125%	2/15/17	50	53
Energy Transfer Partners LP	2.500%	6/15/18	100	100
Energy Transfer Partners LP	9.000%	4/15/19	229	270
Energy Transfer Partners LP	4.150%	10/1/20	225	228
Energy Transfer Partners LP	4.650%	6/1/21	280	279
Energy Transfer Partners LP	3.600%	2/1/23	475	426
Energy Transfer Partners LP	4.050%	3/15/25	1,000	880
Energy Transfer Partners LP	4.750%	1/15/26	100	92
Energy Transfer Partners LP	6.625%	10/15/36	150	146
Energy Transfer Partners LP	6.050%	6/1/41	100	88
Energy Transfer Partners LP	6.500%	2/1/42	175	164
Energy Transfer Partners LP	5.150%	3/15/45	250	196
EnLink Midstream Partners LP	2.700%	4/1/19	100	98
EnLink Midstream Partners LP	4.400%	4/1/24	50	48
EnLink Midstream Partners LP	4.150%	6/1/25	100	92
EnLink Midstream Partners LP	5.600%	4/1/44	50	46
Ensco plc	4.700%	3/15/21	300	252
Ensco plc	4.500%	10/1/24	200	146
Enterprise Products Operating LLC	6.300%	9/15/17	125	136
Enterprise Products Operating LLC	6.650%	4/15/18	75	83
Enterprise Products Operating LLC	1.650%	5/7/18	50	50
Enterprise Products Operating LLC	6.500%	1/31/19	50	56
Enterprise Products Operating LLC	2.550%	10/15/19	225	225
Enterprise Products Operating LLC	5.200%	9/1/20	300	333
Enterprise Products Operating LLC	3.350%	3/15/23	200	195
Enterprise Products Operating LLC	3.900%	2/15/24	350	347
Enterprise Products Operating LLC	3.750%	2/15/25	150	143
Enterprise Products Operating LLC	3.700%	2/15/26	100	95
Enterprise Products Operating LLC	6.875%	3/1/33	175	203
Enterprise Products Operating LLC	7.550%	4/15/38	250	308
Enterprise Products Operating LLC	6.125%	10/15/39	150	160
Enterprise Products Operating LLC	5.950%	2/1/41	175	184
Enterprise Products Operating LLC	4.450%	2/15/43	50	43
Enterprise Products Operating LLC	4.850%	3/15/44	300	271
Enterprise Products Operating LLC	5.100%	2/15/45	350	319
Enterprise Products Operating LLC	4.900%	5/15/46	100	90
Enterprise Products Operating LLC	4.950%	10/15/54	100	87
4 Enterprise Products Operating LLC	7.034%	1/15/68	225	238
EOG Resources Inc.	5.875%	9/15/17	125	135

EOG Resources Inc.	4.400%	6/1/20	100	109
EOG Resources Inc.	4.100%	2/1/21	350	376
EOG Resources Inc.	2.625%	3/15/23	450	436
EOG Resources Inc.	3.900%	4/1/35	75	71
EQT Corp.	6.500%	4/1/18	350	379
EQT Corp.	4.875%	11/15/21	125	129
Exxon Mobil Corp.	1.305%	3/6/18	400	401
Exxon Mobil Corp.	1.819%	3/15/19	45	45
Exxon Mobil Corp.	1.912%	3/6/20	265	266
Exxon Mobil Corp.	2.397%	3/6/22	350	348
Exxon Mobil Corp.	2.709%	3/6/25	300	294
Exxon Mobil Corp.	3.567%	3/6/45	175	165
FMC Technologies Inc.	2.000%	10/1/17	100	99
FMC Technologies Inc.	3.450%	10/1/22	25	24
Halliburton Co.	2.000%	8/1/18	125	126
Halliburton Co.	6.150%	9/15/19	200	228
Halliburton Co.	3.500%	8/1/23	225	226
Halliburton Co.	6.700%	9/15/38	125	152
Halliburton Co.	7.450%	9/15/39	200	267
Halliburton Co.	4.750%	8/1/43	150	149
Hess Corp.	3.500%	7/15/24	100	92
Hess Corp.	7.875%	10/1/29	350	414
Hess Corp.	7.125%	3/15/33	100	110
Hess Corp.	6.000%	1/15/40	150	147
Hess Corp.	5.600%	2/15/41	300	280
Husky Energy Inc.	6.150%	6/15/19	100	110
Husky Energy Inc.	4.000%	4/15/24	150	142
Husky Energy Inc.	6.800%	9/15/37	50	55
Kerr-McGee Corp.	6.950%	7/1/24	250	293
Kerr-McGee Corp.	7.875%	9/15/31	50	62
Kinder Morgan Energy Partners LP	5.950%	2/15/18	300	321
Kinder Morgan Energy Partners LP	9.000%	2/1/19	365	431
Kinder Morgan Energy Partners LP	6.850%	2/15/20	850	958
Kinder Morgan Energy Partners LP	3.500%	3/1/21	125	120
Kinder Morgan Energy Partners LP	5.000%	10/1/21	150	154
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	22
Kinder Morgan Energy Partners LP	3.500%	9/1/23	125	111
Kinder Morgan Energy Partners LP	4.300%	5/1/24	300	279
Kinder Morgan Energy Partners LP	4.250%	9/1/24	100	91
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	281
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	45
Kinder Morgan Energy Partners LP	6.500%	2/1/37	450	431
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	50
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	191
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	235
Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	20
Kinder Morgan Energy Partners LP	4.700%	11/1/42	375	283
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	59
Kinder Morgan Inc.	7.000%	6/15/17	150	160
Kinder Morgan Inc.	2.000%	12/1/17	125	124
Kinder Morgan Inc.	4.300%	6/1/25	105	94
Kinder Morgan Inc.	7.800%	8/1/31	90	92
Kinder Morgan Inc.	7.750%	1/15/32	165	167
Kinder Morgan Inc.	5.300%	12/1/34	175	148
Kinder Morgan Inc.	5.050%	2/15/46	350	271
Magellan Midstream Partners LP	5.650%	10/15/16	80	83
Magellan Midstream Partners LP	6.550%	7/15/19	75	85

Magellan Midstream Partners LP	4.250%	2/1/21	225	236
Magellan Midstream Partners LP	3.200%	3/15/25	125	116
Magellan Midstream Partners LP	5.150%	10/15/43	275	265
Marathon Oil Corp.	6.000%	10/1/17	125	134
Marathon Oil Corp.	5.900%	3/15/18	46	50
Marathon Oil Corp.	2.700%	6/1/20	150	145
Marathon Oil Corp.	2.800%	11/1/22	175	155
Marathon Oil Corp.	3.850%	6/1/25	250	222
Marathon Oil Corp.	6.800%	3/15/32	300	316
Marathon Oil Corp.	5.200%	6/1/45	100	85
Marathon Petroleum Corp.	5.125%	3/1/21	375	409
Marathon Petroleum Corp.	4.750%	9/15/44	250	221
Murphy Oil Corp.	2.500%	12/1/17	200	196
Murphy Oil Corp.	3.700%	12/1/22	50	42
Murphy Oil Corp.	5.125%	12/1/42	125	92
Nabors Industries Inc.	6.150%	2/15/18	450	474
Nabors Industries Inc.	5.000%	9/15/20	175	170
National Fuel Gas Co.	3.750%	3/1/23	275	259
National Oilwell Varco Inc.	1.350%	12/1/17	200	199
National Oilwell Varco Inc.	2.600%	12/1/22	25	23
National Oilwell Varco Inc.	3.950%	12/1/42	125	104
Noble Energy Inc.	8.250%	3/1/19	475	556
Noble Energy Inc.	6.000%	3/1/41	150	142
Noble Energy Inc.	5.250%	11/15/43	375	336
Noble Energy Inc.	5.050%	11/15/44	150	130
Noble Holding International Ltd.	2.500%	3/15/17	100	93
Noble Holding International Ltd.	4.900%	8/1/20	125	102
Noble Holding International Ltd.	3.950%	3/15/22	50	38
Noble Holding International Ltd.	6.200%	8/1/40	100	64
Noble Holding International Ltd.	6.050%	3/1/41	150	94
Noble Holding International Ltd.	5.250%	3/15/42	100	60
Occidental Petroleum Corp.	1.500%	2/15/18	750	749
Occidental Petroleum Corp.	4.100%	2/1/21	350	377
Occidental Petroleum Corp.	2.700%	2/15/23	350	344
Occidental Petroleum Corp.	4.625%	6/15/45	100	102
Oceaneering International Inc.	4.650%	11/15/24	85	82
ONEOK Partners LP	6.150%	10/1/16	150	154
ONEOK Partners LP	2.000%	10/1/17	175	174
ONEOK Partners LP	8.625%	3/1/19	225	262
ONEOK Partners LP	3.375%	10/1/22	100	90
ONEOK Partners LP	6.650%	10/1/36	300	298
ONEOK Partners LP	6.125%	2/1/41	150	134
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	250	270
Petro-Canada	7.875%	6/15/26	25	33
Petro-Canada	7.000%	11/15/28	100	129
Petro-Canada	5.350%	7/15/33	150	160
Petro-Canada	6.800%	5/15/38	225	277
Phillips 66	2.950%	5/1/17	600	614
Phillips 66	4.300%	4/1/22	275	289
Phillips 66	4.650%	11/15/34	200	194
Phillips 66	5.875%	5/1/42	175	189
Phillips 66	4.875%	11/15/44	299	288
Phillips 66 Partners LP	2.646%	2/15/20	35	34
Phillips 66 Partners LP	3.605%	2/15/25	125	115
Phillips 66 Partners LP	4.680%	2/15/45	50	41
Pioneer Natural Resources Co.	6.875%	5/1/18	250	273
Pioneer Natural Resources Co.	3.950%	7/15/22	200	198

Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	27
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	89
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	550	588
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	790	739
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	325	270
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	200	177
Pride International Inc.	8.500%	6/15/19	450	463
Pride International Inc.	6.875%	8/15/20	200	190
Questar Corp.	2.750%	2/1/16	25	25
Regency Energy Partners LP / Regency
Energy Finance Corp.	6.500%	7/15/21	200	206
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	300	307
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	200	198
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.500%	4/15/23	200	194
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	100	93
Rowan Cos. Inc.	5.000%	9/1/17	175	174
Rowan Cos. Inc.	7.875%	8/1/19	75	76
Rowan Cos. Inc.	4.750%	1/15/24	50	37
Rowan Cos. Inc.	5.400%	12/1/42	100	59
Schlumberger Investment SA	3.650%	12/1/23	225	230
SESI LLC	7.125%	12/15/21	125	122
Shell International Finance BV	1.900%	8/10/18	575	581
Shell International Finance BV	2.000%	11/15/18	800	808
Shell International Finance BV	4.300%	9/22/19	550	598
Shell International Finance BV	4.375%	3/25/20	325	357
Shell International Finance BV	2.125%	5/11/20	400	400
Shell International Finance BV	3.400%	8/12/23	75	77
Shell International Finance BV	3.250%	5/11/25	200	199
Shell International Finance BV	4.125%	5/11/35	200	196
Shell International Finance BV	6.375%	12/15/38	475	594
Shell International Finance BV	5.500%	3/25/40	125	143
Shell International Finance BV	4.550%	8/12/43	400	405
Shell International Finance BV	4.375%	5/11/45	400	397
7 Southern Natural Gas Co. LLC	5.900%	4/1/17	200	211
Southwestern Energy Co.	7.500%	2/1/18	925	997
Southwestern Energy Co.	4.100%	3/15/22	175	158
Southwestern Energy Co.	4.950%	1/23/25	500	445
Spectra Energy Capital LLC	6.200%	4/15/18	300	326
Spectra Energy Capital LLC	6.750%	2/15/32	50	52
Spectra Energy Partners LP	2.950%	9/25/18	25	25
Spectra Energy Partners LP	4.750%	3/15/24	400	414
Spectra Energy Partners LP	3.500%	3/15/25	200	187
Spectra Energy Partners LP	4.500%	3/15/45	250	212
Suncor Energy Inc.	6.100%	6/1/18	25	28
Suncor Energy Inc.	5.950%	12/1/34	75	84
Suncor Energy Inc.	6.500%	6/15/38	525	628
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	44

Sunoco Logistics Partners Operations LP	4.250%	4/1/24	75	68
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	137
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	268
Talisman Energy Inc.	7.750%	6/1/19	200	226
Talisman Energy Inc.	3.750%	2/1/21	225	211
Talisman Energy Inc.	5.850%	2/1/37	150	125
Talisman Energy Inc.	6.250%	2/1/38	125	108
Tosco Corp.	8.125%	2/15/30	100	137
Total Capital Canada Ltd.	1.450%	1/15/18	75	75
Total Capital Canada Ltd.	2.750%	7/15/23	125	121
Total Capital International SA	1.000%	8/12/16	100	100
Total Capital International SA	1.550%	6/28/17	350	353
Total Capital International SA	2.125%	1/10/19	350	355
Total Capital International SA	2.750%	6/19/21	150	152
Total Capital International SA	2.875%	2/17/22	300	299
Total Capital International SA	2.700%	1/25/23	50	48
Total Capital International SA	3.700%	1/15/24	775	797
Total Capital SA	2.125%	8/10/18	250	254
Total Capital SA	4.450%	6/24/20	375	414
Total Capital SA	4.125%	1/28/21	125	136
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	169
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	186
TransCanada PipeLines Ltd.	4.625%	3/1/34	350	339
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	155
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	327
TransCanada PipeLines Ltd.	6.200%	10/15/37	475	532
TransCanada PipeLines Ltd.	5.000%	10/16/43	150	149
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	275	232
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	265	292
Valero Energy Corp.	9.375%	3/15/19	100	122
Valero Energy Corp.	6.125%	2/1/20	75	85
Valero Energy Corp.	7.500%	4/15/32	725	859
Weatherford International LLC	6.350%	6/15/17	250	256
Weatherford International LLC	6.800%	6/15/37	150	118
Weatherford International Ltd.	6.000%	3/15/18	325	327
Weatherford International Ltd.	4.500%	4/15/22	125	101
Weatherford International Ltd.	6.500%	8/1/36	275	209
Weatherford International Ltd.	6.750%	9/15/40	100	77
Western Gas Partners LP	5.375%	6/1/21	300	320
Western Gas Partners LP	5.450%	4/1/44	150	137
Williams Cos. Inc.	7.500%	1/15/31	116	102
Williams Cos. Inc.	7.750%	6/15/31	185	167
Williams Cos. Inc.	5.750%	6/24/44	200	140
Williams Partners LP	5.250%	3/15/20	475	508
Williams Partners LP	4.125%	11/15/20	275	280
Williams Partners LP	3.600%	3/15/22	150	138
Williams Partners LP	3.350%	8/15/22	125	113
Williams Partners LP	3.900%	1/15/25	225	194
Williams Partners LP	6.300%	4/15/40	100	90
Williams Partners LP	5.400%	3/4/44	400	321
Williams Partners LP	5.100%	9/15/45	150	116
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	150	138
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	200	178
XTO Energy Inc.	6.250%	8/1/17	375	410

Other Industrial (0.1%)
California Institute of Technology GO	4.321%	8/1/45	200	209

California Institute of Technology GO	4.700%	11/1/11	50	49
CBRE Services Inc.	5.000%	3/15/23	150	151
CBRE Services Inc.	5.250%	3/15/25	100	102
Cintas Corp. No 2	6.125%	12/1/17	150	164
Cintas Corp. No 2	3.250%	6/1/22	75	76
Fluor Corp.	3.375%	9/15/21	75	78
Fluor Corp.	3.500%	12/15/24	150	152
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	200	209
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	75	75
4 Massachusetts Institute of Technology GO	3.959%	7/1/38	125	130
Massachusetts Institute of Technology GO	5.600%	7/1/11	200	253
Massachusetts Institute of Technology GO	4.678%	7/1/14	75	79
4 Northwestern University Illinois GO	3.688%	12/1/38	100	99
4 Northwestern University Illinois GO	4.643%	12/1/44	75	84
4 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	100	93
University of Pennsylvania GO	4.674%	9/1/12	100	97
Yale University Connecticut GO	2.086%	4/15/19	50	51

Technology (1.7%)
Adobe Systems Inc.	4.750%	2/1/20	175	193
Adobe Systems Inc.	3.250%	2/1/25	200	195
Altera Corp.	1.750%	5/15/17	50	50
Altera Corp.	2.500%	11/15/18	225	229
Altera Corp.	4.100%	11/15/23	75	79
Amphenol Corp.	1.550%	9/15/17	100	100
Amphenol Corp.	2.550%	1/30/19	200	202
Analog Devices Inc.	2.875%	6/1/23	150	146
Apple Inc.	1.050%	5/5/17	275	276
Apple Inc.	0.900%	5/12/17	150	150
Apple Inc.	1.000%	5/3/18	450	448
Apple Inc.	2.100%	5/6/19	425	432
Apple Inc.	1.550%	2/7/20	225	223
Apple Inc.	2.000%	5/6/20	200	201
Apple Inc.	2.850%	5/6/21	1,225	1,257
Apple Inc.	2.150%	2/9/22	325	317
Apple Inc.	2.700%	5/13/22	500	501
Apple Inc.	2.400%	5/3/23	725	702
Apple Inc.	3.450%	5/6/24	450	464
Apple Inc.	2.500%	2/9/25	100	95
Apple Inc.	3.200%	5/13/25	350	352
Apple Inc.	3.850%	5/4/43	450	412
Apple Inc.	4.450%	5/6/44	175	174
Apple Inc.	3.450%	2/9/45	225	191
Apple Inc.	4.375%	5/13/45	350	345
Applied Materials Inc.	2.625%	10/1/20	150	150
Applied Materials Inc.	4.300%	6/15/21	150	161
Applied Materials Inc.	3.900%	10/1/25	300	299
Applied Materials Inc.	5.100%	10/1/35	100	101
Applied Materials Inc.	5.850%	6/15/41	150	167
Arrow Electronics Inc.	3.000%	3/1/18	50	51
Arrow Electronics Inc.	3.500%	4/1/22	100	98
Arrow Electronics Inc.	4.500%	3/1/23	50	51
Arrow Electronics Inc.	4.000%	4/1/25	100	98
Autodesk Inc.	1.950%	12/15/17	25	25
Autodesk Inc.	3.125%	6/15/20	100	102
Autodesk Inc.	3.600%	12/15/22	25	25
Autodesk Inc.	4.375%	6/15/25	50	51

Avnet Inc.	5.875%	6/15/20	200	221
Baidu Inc.	2.750%	6/9/19	200	198
Baidu Inc.	3.500%	11/28/22	500	490
Broadcom Corp.	2.700%	11/1/18	50	51
Broadcom Corp.	2.500%	8/15/22	325	320
Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	79
CA Inc.	5.375%	12/1/19	175	192
CA Inc.	3.600%	8/1/20	100	102
CA Inc.	4.500%	8/15/23	75	78
Cadence Design Systems Inc.	4.375%	10/15/24	100	102
Cisco Systems Inc.	1.100%	3/3/17	100	100
Cisco Systems Inc.	3.150%	3/14/17	50	52
Cisco Systems Inc.	4.950%	2/15/19	475	524
Cisco Systems Inc.	2.125%	3/1/19	600	607
Cisco Systems Inc.	4.450%	1/15/20	825	909
Cisco Systems Inc.	2.900%	3/4/21	75	77
Cisco Systems Inc.	3.625%	3/4/24	125	131
Cisco Systems Inc.	5.900%	2/15/39	200	245
Cisco Systems Inc.	5.500%	1/15/40	275	320
Computer Sciences Corp.	6.500%	3/15/18	50	55
Corning Inc.	1.500%	5/8/18	250	250
Corning Inc.	6.625%	5/15/19	25	29
Corning Inc.	2.900%	5/15/22	175	176
Corning Inc.	3.700%	11/15/23	200	208
Corning Inc.	4.700%	3/15/37	50	52
Corning Inc.	5.750%	8/15/40	75	90
Dun & Bradstreet Corp.	4.375%	12/1/22	50	49
EMC Corp.	1.875%	6/1/18	460	460
EMC Corp.	2.650%	6/1/20	165	167
EMC Corp.	3.375%	6/1/23	220	220
Equifax Inc.	6.300%	7/1/17	25	27
Fidelity National Information Services Inc.	2.000%	4/15/18	25	25
Fidelity National Information Services Inc.	5.000%	3/15/22	50	52
Fidelity National Information Services Inc.	3.500%	4/15/23	650	617
Fiserv Inc.	3.125%	10/1/15	50	50
Fiserv Inc.	2.700%	6/1/20	125	126
Fiserv Inc.	3.500%	10/1/22	150	152
Fiserv Inc.	3.850%	6/1/25	300	305
Flextronics International Ltd.	4.625%	2/15/20	85	87
Google Inc.	3.625%	5/19/21	150	161
7 Hewlett Packard Enterprise Co.	2.450%	10/5/17	400	400
7 Hewlett Packard Enterprise Co.	2.850%	10/5/18	350	350
7 Hewlett Packard Enterprise Co.	3.600%	10/15/20	425	425
7 Hewlett Packard Enterprise Co.	4.400%	10/15/22	375	374
7 Hewlett Packard Enterprise Co.	4.900%	10/15/25	650	648
7 Hewlett Packard Enterprise Co.	6.200%	10/15/35	100	100
7 Hewlett Packard Enterprise Co.	6.350%	10/15/45	400	400
HP Inc.	3.000%	9/15/16	150	153
HP Inc.	3.300%	12/9/16	50	51
HP Inc.	2.600%	9/15/17	150	153
HP Inc.	5.500%	3/1/18	75	82
HP Inc.	3.750%	12/1/20	325	336
HP Inc.	4.300%	6/1/21	850	888
HP Inc.	4.375%	9/15/21	200	209
HP Inc.	4.650%	12/9/21	350	374
HP Inc.	6.000%	9/15/41	100	98
Ingram Micro Inc.	4.950%	12/15/24	250	260

Intel Corp.	1.950%	10/1/16	100	101
Intel Corp.	1.350%	12/15/17	775	778
Intel Corp.	2.450%	7/29/20	300	304
Intel Corp.	3.300%	10/1/21	100	105
Intel Corp.	3.100%	7/29/22	175	178
Intel Corp.	2.700%	12/15/22	275	270
Intel Corp.	3.700%	7/29/25	200	205
Intel Corp.	4.000%	12/15/32	150	145
Intel Corp.	4.800%	10/1/41	475	492
Intel Corp.	4.250%	12/15/42	325	314
Intel Corp.	4.900%	7/29/45	250	259
International Business Machines Corp.	5.700%	9/14/17	2,150	2,338
International Business Machines Corp.	1.950%	2/12/19	225	226
International Business Machines Corp.	1.625%	5/15/20	25	25
International Business Machines Corp.	3.625%	2/12/24	450	463
International Business Machines Corp.	7.000%	10/30/25	300	385
International Business Machines Corp.	6.220%	8/1/27	75	93
International Business Machines Corp.	6.500%	1/15/28	75	94
International Business Machines Corp.	5.600%	11/30/39	98	112
International Business Machines Corp.	4.000%	6/20/42	68	62
Jabil Circuit Inc.	5.625%	12/15/20	100	106
Juniper Networks Inc.	3.300%	6/15/20	200	203
Juniper Networks Inc.	4.600%	3/15/21	50	53
Juniper Networks Inc.	4.350%	6/15/25	50	50
Juniper Networks Inc.	5.950%	3/15/41	25	25
7 Keysight Technologies Inc.	3.300%	10/30/19	100	100
7 Keysight Technologies Inc.	4.550%	10/30/24	100	98
KLA-Tencor Corp.	2.375%	11/1/17	100	101
KLA-Tencor Corp.	4.125%	11/1/21	300	305
KLA-Tencor Corp.	4.650%	11/1/24	200	200
Lam Research Corp.	2.750%	3/15/20	100	98
Lam Research Corp.	3.800%	3/15/25	100	98
Lender Processing Services Inc / Black Knight
Lending Solutions Inc	5.750%	4/15/23	65	69
Lexmark International Inc.	6.650%	6/1/18	150	166
Maxim Integrated Products Inc.	3.375%	3/15/23	25	25
Microsoft Corp.	1.000%	5/1/18	200	200
Microsoft Corp.	4.200%	6/1/19	25	27
Microsoft Corp.	3.000%	10/1/20	225	237
Microsoft Corp.	2.375%	2/12/22	450	449
Microsoft Corp.	2.125%	11/15/22	200	193
Microsoft Corp.	2.375%	5/1/23	75	73
Microsoft Corp.	3.625%	12/15/23	300	318
Microsoft Corp.	2.700%	2/12/25	250	244
Microsoft Corp.	3.500%	2/12/35	250	233
Microsoft Corp.	5.200%	6/1/39	25	29
Microsoft Corp.	4.500%	10/1/40	100	104
Microsoft Corp.	5.300%	2/8/41	50	58
Microsoft Corp.	3.500%	11/15/42	280	251
Microsoft Corp.	3.750%	5/1/43	45	41
Microsoft Corp.	3.750%	2/12/45	275	254
Microsoft Corp.	4.000%	2/12/55	400	361
Motorola Solutions Inc.	3.750%	5/15/22	250	233
Motorola Solutions Inc.	7.500%	5/15/25	50	59
Motorola Solutions Inc.	5.500%	9/1/44	100	84
NetApp Inc.	3.375%	6/15/21	300	296
Oracle Corp.	1.200%	10/15/17	325	325

Oracle Corp.	5.750%	4/15/18	300	331
Oracle Corp.	2.375%	1/15/19	225	230
Oracle Corp.	5.000%	7/8/19	550	613
Oracle Corp.	2.250%	10/8/19	225	228
Oracle Corp.	2.500%	10/15/22	515	502
Oracle Corp.	3.400%	7/8/24	450	456
Oracle Corp.	2.950%	5/15/25	1,400	1,364
Oracle Corp.	3.250%	5/15/30	100	95
Oracle Corp.	4.300%	7/8/34	300	299
Oracle Corp.	3.900%	5/15/35	75	71
Oracle Corp.	6.500%	4/15/38	200	253
Oracle Corp.	6.125%	7/8/39	150	182
Oracle Corp.	5.375%	7/15/40	600	669
Oracle Corp.	4.500%	7/8/44	200	201
Oracle Corp.	4.125%	5/15/45	500	471
Oracle Corp.	4.375%	5/15/55	150	140
Pitney Bowes Inc.	4.625%	3/15/24	50	50
QUALCOMM Inc.	2.250%	5/20/20	300	299
QUALCOMM Inc.	3.450%	5/20/25	350	331
QUALCOMM Inc.	4.650%	5/20/35	125	114
QUALCOMM Inc.	4.800%	5/20/45	250	218
Seagate HDD Cayman	3.750%	11/15/18	200	204
Seagate HDD Cayman	4.750%	6/1/23	150	147
Seagate HDD Cayman	4.750%	1/1/25	500	480
7 Seagate HDD Cayman	4.875%	6/1/27	175	163
7 Seagate HDD Cayman	5.750%	12/1/34	200	191
Symantec Corp.	2.750%	6/15/17	175	176
Symantec Corp.	4.200%	9/15/20	50	52
Symantec Corp.	3.950%	6/15/22	175	176
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	150	157
Texas Instruments Inc.	1.650%	8/3/19	525	523
Total System Services Inc.	2.375%	6/1/18	75	75
Trimble Navigation Ltd.	4.750%	12/1/24	75	76
Tyco Electronics Group SA	6.550%	10/1/17	75	82
Tyco Electronics Group SA	2.350%	8/1/19	50	50
Tyco Electronics Group SA	3.500%	2/3/22	100	103
Tyco Electronics Group SA	3.450%	8/1/24	100	101
Tyco Electronics Group SA	7.125%	10/1/37	200	262
Verisk Analytics Inc.	4.125%	9/12/22	375	381
Verisk Analytics Inc.	5.500%	6/15/45	50	49
Xerox Corp.	6.750%	2/1/17	100	106
Xerox Corp.	2.950%	3/15/17	500	509
Xerox Corp.	6.350%	5/15/18	175	193
Xerox Corp.	5.625%	12/15/19	25	28
Xerox Corp.	2.800%	5/15/20	75	74
Xerox Corp.	3.800%	5/15/24	50	49
Xerox Corp.	6.750%	12/15/39	175	195
Xilinx Inc.	2.125%	3/15/19	100	100
Xilinx Inc.	3.000%	3/15/21	100	102

Transportation (0.6%)
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	27	27
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	217	232
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	121	121

4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	175	172
4 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	50	49
4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	55	55
4 BNSF Funding Trust I	6.613%	12/15/55	75	84
Burlington Northern Santa Fe LLC	5.650%	5/1/17	200	213
Burlington Northern Santa Fe LLC	5.750%	3/15/18	100	110
Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	150
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	150
Burlington Northern Santa Fe LLC	3.000%	3/15/23	125	123
Burlington Northern Santa Fe LLC	3.850%	9/1/23	125	130
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	207
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	151
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	96
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	76
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	151
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	131
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	274
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	242
Burlington Northern Santa Fe LLC	4.375%	9/1/42	100	96
Burlington Northern Santa Fe LLC	4.450%	3/15/43	75	73
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	133
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	103
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	147
Burlington Northern Santa Fe LLC	4.150%	4/1/45	75	70
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	75
Canadian National Railway Co.	5.800%	6/1/16	100	103
Canadian National Railway Co.	1.450%	12/15/16	250	252
Canadian National Railway Co.	5.550%	3/1/19	100	112
Canadian National Railway Co.	2.850%	12/15/21	75	76
Canadian National Railway Co.	6.250%	8/1/34	75	95
Canadian National Railway Co.	6.200%	6/1/36	75	97
Canadian National Railway Co.	6.375%	11/15/37	100	132
Canadian National Railway Co.	3.500%	11/15/42	50	45
Canadian Pacific Railway Co.	7.250%	5/15/19	150	176
Canadian Pacific Railway Co.	9.450%	8/1/21	50	67
Canadian Pacific Railway Co.	4.450%	3/15/23	225	243
Canadian Pacific Railway Co.	7.125%	10/15/31	100	127
Canadian Pacific Railway Co.	5.950%	5/15/37	450	519
Canadian Pacific Railway Co.	5.750%	1/15/42	115	130
Canadian Pacific Railway Co.	6.125%	9/15/15	70	74
Con-way Inc.	6.700%	5/1/34	110	78
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	61	67
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	112	127
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	338	346
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	92	93
CSX Corp.	5.600%	5/1/17	180	192
CSX Corp.	6.250%	3/15/18	375	416
CSX Corp.	7.375%	2/1/19	100	117
CSX Corp.	6.220%	4/30/40	152	181
CSX Corp.	5.500%	4/15/41	225	245

	CSX Corp.	4.750%	5/30/42	210	208
	CSX Corp.	4.100%	3/15/44	150	134
	CSX Corp.	3.950%	5/1/50	125	107
	CSX Corp.	4.500%	8/1/54	25	23
4	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	145	168
4	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	65	73
4	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	11/23/20	47	50
4	Delta Air Lines 2015-1 Class AA Pass
	Through Trust	3.625%	7/30/27	50	50
	FedEx Corp.	8.000%	1/15/19	100	119
	FedEx Corp.	2.625%	8/1/22	75	73
	FedEx Corp.	4.000%	1/15/24	125	130
	FedEx Corp.	3.875%	8/1/42	100	87
	FedEx Corp.	4.100%	4/15/43	75	68
	FedEx Corp.	5.100%	1/15/44	100	105
	FedEx Corp.	4.500%	2/1/65	60	53
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	252	247
	JB Hunt Transport Services Inc.	3.300%	8/15/22	100	101
	JB Hunt Transport Services Inc.	3.850%	3/15/24	50	52
	Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	25	25
	Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	75	72
	Kansas City Southern Railway Co.	4.300%	5/15/43	75	70
	Kansas City Southern Railway Co.	4.950%	8/15/45	125	127
4,7	Latam Airlines 2015-1 Pass Through Trust A	4.200%	11/15/27	125	121
	Norfolk Southern Corp.	7.700%	5/15/17	450	495
	Norfolk Southern Corp.	5.900%	6/15/19	175	199
	Norfolk Southern Corp.	2.903%	2/15/23	48	47
	Norfolk Southern Corp.	5.590%	5/17/25	50	58
	Norfolk Southern Corp.	7.800%	5/15/27	60	82
	Norfolk Southern Corp.	4.837%	10/1/41	313	315
	Norfolk Southern Corp.	4.450%	6/15/45	75	73
	Norfolk Southern Corp.	7.900%	5/15/97	70	102
	Norfolk Southern Corp.	6.000%	3/15/05	100	114
	Norfolk Southern Corp.	6.000%	5/23/11	240	270
	Ryder System Inc.	5.850%	11/1/16	25	26
	Ryder System Inc.	2.450%	11/15/18	250	252
	Ryder System Inc.	2.350%	2/26/19	250	251
	Ryder System Inc.	2.550%	6/1/19	300	304
	Ryder System Inc.	2.500%	5/11/20	50	50
	Southwest Airlines Co.	5.750%	12/15/16	75	79
	Southwest Airlines Co.	2.750%	11/6/19	50	51
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	35	39
4	Spirit Airlines 2015-1 Pass Through Trust A	4.100%	10/1/29	100	101
	Trinity Industries Inc.	4.550%	10/1/24	60	57
	Union Pacific Corp.	2.250%	6/19/20	225	228
	Union Pacific Corp.	4.163%	7/15/22	659	706
	Union Pacific Corp.	3.250%	1/15/25	100	101
	Union Pacific Corp.	3.250%	8/15/25	250	252
	Union Pacific Corp.	3.375%	2/1/35	100	91
	Union Pacific Corp.	4.750%	9/15/41	350	373
	Union Pacific Corp.	4.750%	12/15/43	100	108
	Union Pacific Corp.	4.821%	2/1/44	100	109

Union Pacific Corp.	3.875%	2/1/55	100	90
4 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	95	98
4 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	200	204
United Parcel Service Inc.	5.500%	1/15/18	175	192
United Parcel Service Inc.	5.125%	4/1/19	100	112
United Parcel Service Inc.	3.125%	1/15/21	275	287
United Parcel Service Inc.	2.450%	10/1/22	450	442
United Parcel Service Inc.	6.200%	1/15/38	278	359
United Parcel Service Inc.	4.875%	11/15/40	75	84
United Parcel Service Inc.	3.625%	10/1/42	75	71
4 US Airways 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	43	45
4 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	141	141
				444,309
Utilities (2.0%)
Electric (1.9%)
AEP Texas Central Co.	6.650%	2/15/33	200	248
Alabama Power Co.	5.500%	10/15/17	230	248
Alabama Power Co.	6.125%	5/15/38	50	61
Alabama Power Co.	5.500%	3/15/41	50	58
Alabama Power Co.	5.200%	6/1/41	175	194
Alabama Power Co.	3.850%	12/1/42	25	23
Alabama Power Co.	4.150%	8/15/44	75	72
Alabama Power Co.	3.750%	3/1/45	150	136
Ameren Illinois Co.	6.125%	11/15/17	25	27
Ameren Illinois Co.	2.700%	9/1/22	500	493
American Electric Power Co. Inc.	1.650%	12/15/17	150	150
American Electric Power Co. Inc.	2.950%	12/15/22	25	24
Appalachian Power Co.	4.600%	3/30/21	50	54
Appalachian Power Co.	6.700%	8/15/37	250	313
Arizona Public Service Co.	8.750%	3/1/19	200	243
Arizona Public Service Co.	3.350%	6/15/24	50	51
Arizona Public Service Co.	3.150%	5/15/25	200	199
Arizona Public Service Co.	4.500%	4/1/42	25	26
Arizona Public Service Co.	4.700%	1/15/44	100	107
Atlantic City Electric Co.	7.750%	11/15/18	100	118
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	367
Berkshire Hathaway Energy Co.	5.750%	4/1/18	575	631
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	125
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	103
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	100
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	265
Berkshire Hathaway Energy Co.	6.500%	9/15/37	50	63
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	163
Berkshire Hathaway Energy Co.	4.500%	2/1/45	100	99
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	68
CenterPoint Energy Inc.	6.500%	5/1/18	200	223
Cleco Power LLC	6.000%	12/1/40	100	116
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	257
CMS Energy Corp.	8.750%	6/15/19	200	246
CMS Energy Corp.	3.875%	3/1/24	25	26
CMS Energy Corp.	4.700%	3/31/43	125	126
Commonwealth Edison Co.	5.950%	8/15/16	125	130
Commonwealth Edison Co.	6.150%	9/15/17	325	354

Commonwealth Edison Co.	5.800%	3/15/18	75	83
Commonwealth Edison Co.	4.000%	8/1/20	25	27
Commonwealth Edison Co.	5.900%	3/15/36	50	61
Commonwealth Edison Co.	6.450%	1/15/38	175	226
Commonwealth Edison Co.	4.600%	8/15/43	300	316
Commonwealth Edison Co.	4.700%	1/15/44	175	187
Commonwealth Edison Co.	3.700%	3/1/45	300	274
Connecticut Light & Power Co.	2.500%	1/15/23	125	122
Connecticut Light & Power Co.	4.300%	4/15/44	500	513
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	550	635
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	200	220
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	227
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	332
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	94
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	205
Constellation Energy Group Inc.	5.150%	12/1/20	200	220
Consumers Energy Co.	5.650%	9/15/18	285	317
Consumers Energy Co.	3.375%	8/15/23	275	283
Consumers Energy Co.	3.950%	5/15/43	75	73
Consumers Energy Co.	4.350%	8/31/64	50	48
Delmarva Power & Light Co.	3.500%	11/15/23	25	26
Delmarva Power & Light Co.	4.000%	6/1/42	50	49
Dominion Resources Inc.	6.400%	6/15/18	342	382
Dominion Resources Inc.	2.500%	12/1/19	50	50
Dominion Resources Inc.	3.625%	12/1/24	50	50
Dominion Resources Inc.	3.900%	10/1/25	125	126
Dominion Resources Inc.	6.300%	3/15/33	100	119
Dominion Resources Inc.	5.950%	6/15/35	225	256
Dominion Resources Inc.	4.050%	9/15/42	100	90
Dominion Resources Inc.	4.700%	12/1/44	175	173
4 Dominion Resources Inc.	5.750%	10/1/54	100	102
DTE Electric Co.	3.900%	6/1/21	100	108
DTE Electric Co.	2.650%	6/15/22	225	223
DTE Electric Co.	3.650%	3/15/24	175	184
DTE Electric Co.	3.375%	3/1/25	225	231
DTE Electric Co.	3.950%	6/15/42	50	49
DTE Electric Co.	4.000%	4/1/43	225	220
DTE Energy Co.	2.400%	12/1/19	300	302
Duke Energy Carolinas LLC	4.300%	6/15/20	325	357
Duke Energy Carolinas LLC	3.900%	6/15/21	500	538
Duke Energy Carolinas LLC	6.000%	12/1/28	125	153
Duke Energy Carolinas LLC	6.100%	6/1/37	100	125
Duke Energy Carolinas LLC	6.000%	1/15/38	25	31
Duke Energy Carolinas LLC	6.050%	4/15/38	25	31
Duke Energy Carolinas LLC	5.300%	2/15/40	100	119
Duke Energy Carolinas LLC	4.000%	9/30/42	75	74
Duke Energy Corp.	2.100%	6/15/18	75	76
Duke Energy Corp.	5.050%	9/15/19	250	276
Duke Energy Corp.	3.050%	8/15/22	75	75
Duke Energy Corp.	3.750%	4/15/24	325	335
Duke Energy Florida Llc	5.650%	6/15/18	75	83
Duke Energy Florida LLC	6.350%	9/15/37	225	296
Duke Energy Florida LLC	6.400%	6/15/38	200	263
Duke Energy Florida LLC	3.850%	11/15/42	200	190
Duke Energy Indiana Inc.	3.750%	7/15/20	25	27
Duke Energy Indiana Inc.	6.350%	8/15/38	225	291
Duke Energy Indiana Inc.	4.200%	3/15/42	400	402

Duke Energy Progress LLC	5.300%	1/15/19	175	195
Duke Energy Progress LLC	4.375%	3/30/44	550	573
El Paso Electric Co.	6.000%	5/15/35	50	60
Entergy Arkansas Inc.	3.750%	2/15/21	75	80
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	221
Entergy Louisiana LLC	5.400%	11/1/24	475	552
Entergy Louisiana LLC	4.950%	1/15/45	100	101
Entergy Texas Inc.	7.125%	2/1/19	325	376
Eversource Energy	1.450%	5/1/18	100	99
Eversource Energy	4.500%	11/15/19	75	81
Eversource Energy	3.150%	1/15/25	125	122
Exelon Corp.	2.850%	6/15/20	75	76
Exelon Corp.	3.950%	6/15/25	200	202
Exelon Corp.	4.950%	6/15/35	225	227
Exelon Corp.	5.625%	6/15/35	20	22
Exelon Corp.	5.100%	6/15/45	250	255
Exelon Generation Co. LLC	6.200%	10/1/17	125	135
Exelon Generation Co. LLC	2.950%	1/15/20	400	404
Exelon Generation Co. LLC	4.000%	10/1/20	225	236
Exelon Generation Co. LLC	5.600%	6/15/42	205	205
FirstEnergy Solutions Corp.	6.800%	8/15/39	125	123
Florida Power & Light Co.	5.550%	11/1/17	75	81
Florida Power & Light Co.	5.625%	4/1/34	25	30
Florida Power & Light Co.	5.650%	2/1/37	96	117
Florida Power & Light Co.	5.960%	4/1/39	475	603
Florida Power & Light Co.	3.800%	12/15/42	150	144
Georgia Power Co.	5.650%	3/1/37	50	57
Georgia Power Co.	5.400%	6/1/40	300	322
Georgia Power Co.	4.300%	3/15/43	100	91
Iberdrola International BV	6.750%	7/15/36	75	93
Indiana Michigan Power Co.	7.000%	3/15/19	100	116
Indiana Michigan Power Co.	6.050%	3/15/37	200	238
4 Integrys Holding Inc.	6.110%	12/1/66	150	127
Interstate Power & Light Co.	3.250%	12/1/24	50	51
Interstate Power & Light Co.	6.250%	7/15/39	50	65
ITC Holdings Corp.	4.050%	7/1/23	75	78
ITC Holdings Corp.	5.300%	7/1/43	175	186
Jersey Central Power & Light Co.	5.650%	6/1/17	250	267
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	71	79
Kansas City Power & Light Co.	6.050%	11/15/35	50	61
Kansas City Power & Light Co.	5.300%	10/1/41	100	109
Kentucky Utilities Co.	3.250%	11/1/20	50	52
Kentucky Utilities Co.	5.125%	11/1/40	125	141
Kentucky Utilities Co.	4.650%	11/15/43	250	267
Kentucky Utilities Co.	4.375%	10/1/45	25	26
LG&E & KU Energy LLC	3.750%	11/15/20	100	105
Louisville Gas & Electric Co.	5.125%	11/15/40	125	141
Louisville Gas & Electric Co.	4.650%	11/15/43	25	27
MidAmerican Energy Co.	5.300%	3/15/18	50	54
MidAmerican Energy Co.	6.750%	12/30/31	125	163
MidAmerican Energy Co.	5.750%	11/1/35	125	154
Mississippi Power Co.	4.250%	3/15/42	150	130
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	267
National Rural Utilities Cooperative Finance
Corp.	0.950%	4/24/17	100	100

National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	200	218
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	175	176
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	300	297
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	375	376
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	204	204
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	25	25
Nevada Power Co.	7.125%	3/15/19	550	640
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	425	424
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	625	630
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	75	61
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	75	63
Northern States Power Co.	5.250%	3/1/18	175	191
Northern States Power Co.	2.200%	8/15/20	50	50
Northern States Power Co.	6.250%	6/1/36	75	97
Northern States Power Co.	6.200%	7/1/37	50	65
Northern States Power Co.	5.350%	11/1/39	175	206
Northern States Power Co.	4.000%	8/15/45	50	50
NorthWestern Corp.	4.176%	11/15/44	75	75
NSTAR Electric Co.	5.625%	11/15/17	150	163
NSTAR Electric Co.	2.375%	10/15/22	150	145
NSTAR Electric Co.	5.500%	3/15/40	75	90
Oglethorpe Power Corp.	6.100%	3/15/19	90	101
Oglethorpe Power Corp.	5.950%	11/1/39	50	60
Oglethorpe Power Corp.	5.375%	11/1/40	125	137
Ohio Edison Co.	8.250%	10/15/38	100	142
Oklahoma Gas & Electric Co.	5.850%	6/1/40	100	122
Oklahoma Gas & Electric Co.	3.900%	5/1/43	50	47
Oklahoma Gas & Electric Co.	4.000%	12/15/44	150	144
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	184
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	125	167
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	225	307
Pacific Gas & Electric Co.	5.625%	11/30/17	150	162
Pacific Gas & Electric Co.	8.250%	10/15/18	220	261
Pacific Gas & Electric Co.	3.250%	6/15/23	300	302
Pacific Gas & Electric Co.	3.750%	2/15/24	50	52
Pacific Gas & Electric Co.	3.400%	8/15/24	50	50
Pacific Gas & Electric Co.	6.050%	3/1/34	625	755
Pacific Gas & Electric Co.	6.350%	2/15/38	100	125
Pacific Gas & Electric Co.	5.400%	1/15/40	250	284
Pacific Gas & Electric Co.	4.450%	4/15/42	225	226
Pacific Gas & Electric Co.	4.600%	6/15/43	375	386
Pacific Gas & Electric Co.	4.750%	2/15/44	150	158
PacifiCorp	5.650%	7/15/18	100	111
PacifiCorp	3.600%	4/1/24	125	131
PacifiCorp	7.700%	11/15/31	600	837
PacifiCorp	5.250%	6/15/35	100	114
PECO Energy Co.	5.350%	3/1/18	50	55
PECO Energy Co.	2.375%	9/15/22	75	73
Pennsylvania Electric Co.	6.050%	9/1/17	85	92
PG&E Corp.	2.400%	3/1/19	100	101
Potomac Electric Power Co.	6.500%	11/15/37	100	131

PPL Capital Funding Inc.	1.900%	6/1/18	50	50
PPL Capital Funding Inc.	3.500%	12/1/22	115	116
PPL Capital Funding Inc.	3.400%	6/1/23	100	100
PPL Capital Funding Inc.	3.950%	3/15/24	50	52
PPL Capital Funding Inc.	4.700%	6/1/43	25	25
PPL Capital Funding Inc.	5.000%	3/15/44	350	366
PPL Electric Utilities Corp.	3.000%	9/15/21	125	129
PPL Electric Utilities Corp.	4.125%	6/15/44	50	50
Progress Energy Inc.	7.050%	3/15/19	400	462
Progress Energy Inc.	3.150%	4/1/22	40	40
Progress Energy Inc.	7.000%	10/30/31	119	151
Progress Energy Inc.	6.000%	12/1/39	25	31
PSEG Power LLC	8.625%	4/15/31	381	517
Public Service Co. of Colorado	5.125%	6/1/19	275	305
Public Service Co. of Colorado	3.200%	11/15/20	25	26
Public Service Co. of Colorado	2.900%	5/15/25	100	98
Public Service Co. of Colorado	4.750%	8/15/41	75	82
Public Service Co. of Colorado	3.600%	9/15/42	175	161
Public Service Co. of New Hampshire	3.500%	11/1/23	50	52
Public Service Co. of Oklahoma	6.625%	11/15/37	200	260
Public Service Electric & Gas Co.	5.300%	5/1/18	85	93
Public Service Electric & Gas Co.	2.300%	9/15/18	125	128
Public Service Electric & Gas Co.	1.800%	6/1/19	50	50
Public Service Electric & Gas Co.	3.050%	11/15/24	100	100
Public Service Electric & Gas Co.	3.000%	5/15/25	80	80
Public Service Electric & Gas Co.	4.000%	6/1/44	500	492
Public Service Electric & Gas Co.	4.050%	5/1/45	100	99
Puget Energy Inc.	6.500%	12/15/20	75	88
Puget Energy Inc.	6.000%	9/1/21	100	115
7 Puget Energy Inc.	3.650%	5/15/25	400	395
Puget Sound Energy Inc.	5.483%	6/1/35	25	29
Puget Sound Energy Inc.	6.274%	3/15/37	125	160
Puget Sound Energy Inc.	5.757%	10/1/39	75	92
Puget Sound Energy Inc.	5.764%	7/15/40	100	122
Puget Sound Energy Inc.	4.434%	11/15/41	150	156
San Diego Gas & Electric Co.	5.350%	5/15/35	25	30
San Diego Gas & Electric Co.	5.350%	5/15/40	50	60
San Diego Gas & Electric Co.	4.500%	8/15/40	150	159
San Diego Gas & Electric Co.	3.950%	11/15/41	175	170
San Diego Gas & Electric Co.	4.300%	4/1/42	50	52
SCANA Corp.	4.750%	5/15/21	125	132
SCANA Corp.	4.125%	2/1/22	50	51
Sierra Pacific Power Co.	3.375%	8/15/23	50	51
Sierra Pacific Power Co.	6.750%	7/1/37	150	201
South Carolina Electric & Gas Co.	6.500%	11/1/18	200	230
South Carolina Electric & Gas Co.	6.050%	1/15/38	25	30
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	113
South Carolina Electric & Gas Co.	4.500%	6/1/64	50	48
South Carolina Electric & Gas Co.	5.100%	6/1/65	100	105
Southern California Edison Co.	1.125%	5/1/17	50	50
Southern California Edison Co.	3.875%	6/1/21	275	296
4 Southern California Edison Co.	1.845%	2/1/22	93	93
Southern California Edison Co.	2.400%	2/1/22	300	296
Southern California Edison Co.	3.500%	10/1/23	175	182
Southern California Edison Co.	6.650%	4/1/29	75	96
Southern California Edison Co.	6.000%	1/15/34	50	62
Southern California Edison Co.	5.750%	4/1/35	75	90

Southern California Edison Co.	5.350%	7/15/35	100	116
Southern California Edison Co.	5.625%	2/1/36	125	149
Southern California Edison Co.	5.950%	2/1/38	200	248
Southern California Edison Co.	4.500%	9/1/40	75	79
Southern California Edison Co.	4.050%	3/15/42	125	123
Southern California Edison Co.	4.650%	10/1/43	175	190
Southern Co.	1.300%	8/15/17	75	75
Southern Co.	2.150%	9/1/19	50	49
Southern Co.	2.750%	6/15/20	250	249
Southern Power Co.	5.150%	9/15/41	100	100
Southern Power Co.	5.250%	7/15/43	50	51
Southwestern Electric Power Co.	6.450%	1/15/19	100	114
Southwestern Electric Power Co.	3.550%	2/15/22	25	26
Southwestern Electric Power Co.	6.200%	3/15/40	50	61
Southwestern Electric Power Co.	3.900%	4/1/45	100	89
Southwestern Public Service Co.	3.300%	6/15/24	315	319
Southwestern Public Service Co.	4.500%	8/15/41	100	106
Tampa Electric Co.	6.100%	5/15/18	100	111
Tampa Electric Co.	2.600%	9/15/22	75	73
Tampa Electric Co.	6.550%	5/15/36	25	32
Tampa Electric Co.	4.100%	6/15/42	50	49
Tampa Electric Co.	4.200%	5/15/45	250	249
TECO Finance Inc.	5.150%	3/15/20	50	55
Toledo Edison Co.	6.150%	5/15/37	100	116
TransAlta Corp.	6.650%	5/15/18	250	269
TransAlta Corp.	4.500%	11/15/22	100	98
Tri-State Generation & Transmission
Association Inc.	3.700%	11/1/24	50	51
Tri-State Generation & Transmission
Association Inc.	4.700%	11/1/44	25	26
Tucson Electric Power Co.	5.150%	11/15/21	50	56
Tucson Electric Power Co.	3.050%	3/15/25	50	48
UIL Holdings Corp.	4.625%	10/1/20	75	81
Union Electric Co.	3.500%	4/15/24	225	231
Union Electric Co.	8.450%	3/15/39	150	240
Virginia Electric & Power Co.	3.450%	2/15/24	50	51
Virginia Electric & Power Co.	6.000%	1/15/36	125	156
Virginia Electric & Power Co.	6.000%	5/15/37	100	125
Virginia Electric & Power Co.	6.350%	11/30/37	50	65
Virginia Electric & Power Co.	4.000%	1/15/43	250	246
Virginia Electric & Power Co.	4.650%	8/15/43	125	136
Virginia Electric & Power Co.	4.450%	2/15/44	675	708
WEC Energy Group Inc.	1.650%	6/15/18	50	50
WEC Energy Group Inc.	2.450%	6/15/20	75	76
WEC Energy Group Inc.	3.550%	6/15/25	200	203
4 WEC Energy Group Inc.	6.250%	5/15/67	150	128
Westar Energy Inc.	4.125%	3/1/42	200	201
Westar Energy Inc.	4.100%	4/1/43	50	50
Westar Energy Inc.	4.625%	9/1/43	25	27
Western Massachusetts Electric Co.	3.500%	9/15/21	75	79
Wisconsin Electric Power Co.	4.250%	6/1/44	100	101
Wisconsin Power & Light Co.	5.000%	7/15/19	65	72
Wisconsin Power & Light Co.	2.250%	11/15/22	75	72
Wisconsin Power & Light Co.	6.375%	8/15/37	100	129
Wisconsin Power & Light Co.	4.100%	10/15/44	75	74
Xcel Energy Inc.	5.613%	4/1/17	78	83
Xcel Energy Inc.	1.200%	6/1/17	100	100

Xcel Energy Inc.	4.700%	5/15/20	100	109
Xcel Energy Inc.	3.300%	6/1/25	100	99

Natural Gas (0.1%)
AGL Capital Corp.	3.500%	9/15/21	325	334
AGL Capital Corp.	5.875%	3/15/41	75	85
AGL Capital Corp.	4.400%	6/1/43	50	48
Atmos Energy Corp.	8.500%	3/15/19	75	90
Atmos Energy Corp.	5.500%	6/15/41	300	348
British Transco Finance Inc.	6.625%	6/1/18	50	57
KeySpan Corp.	8.000%	11/15/30	75	104
Laclede Group Inc.	4.700%	8/15/44	100	102
NiSource Finance Corp.	6.400%	3/15/18	30	33
NiSource Finance Corp.	6.800%	1/15/19	75	86
NiSource Finance Corp.	5.450%	9/15/20	225	253
NiSource Finance Corp.	6.125%	3/1/22	75	88
NiSource Finance Corp.	6.250%	12/15/40	150	182
NiSource Finance Corp.	5.800%	2/1/42	150	174
NiSource Finance Corp.	4.800%	2/15/44	125	130
ONE Gas Inc.	2.070%	2/1/19	75	75
ONE Gas Inc.	4.658%	2/1/44	25	26
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	54
Sempra Energy	6.150%	6/15/18	548	608
Sempra Energy	2.875%	10/1/22	100	98
Sempra Energy	6.000%	10/15/39	300	352
Southern California Gas Co.	3.750%	9/15/42	25	24
Southern California Gas Co.	4.450%	3/15/44	50	53

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	200	218
American Water Capital Corp.	3.400%	3/1/25	75	76
American Water Capital Corp.	6.593%	10/15/37	150	196
American Water Capital Corp.	4.300%	9/1/45	100	100
United Utilities plc	5.375%	2/1/19	325	352

				55,486
Total Corporate Bonds (Cost $720,449)				737,541
Sovereign Bonds (U.S. Dollar-Denominated) (5.4%)
African Development Bank	1.125%	3/15/17	300	302
African Development Bank	0.875%	3/15/18	150	150
African Development Bank	1.625%	10/2/18	500	508
African Development Bank	2.375%	9/23/21	650	671
Agricultural Bank Of China	2.000%	5/21/18	250	250
Asian Development Bank	0.750%	1/11/17	300	301
Asian Development Bank	1.125%	3/15/17	600	604
Asian Development Bank	5.593%	7/16/18	275	308
Asian Development Bank	1.750%	9/11/18	225	230
Asian Development Bank	1.875%	10/23/18	950	972
Asian Development Bank	1.750%	3/21/19	25	25
Asian Development Bank	1.875%	4/12/19	50	51
Asian Development Bank	1.500%	1/22/20	700	700
Asian Development Bank	1.875%	2/18/22	600	603
Asian Development Bank	2.000%	1/22/25	300	295
Banco do Brasil SA	3.875%	1/23/17	375	371
Canada	0.875%	2/14/17	450	452
Canada	1.125%	3/19/18	450	452

CNOOC Finance 2013 Ltd.	3.000%	5/9/23	150	140
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	300	295
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	500	476
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	700	698
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	304
Corp. Andina de Fomento	3.750%	1/15/16	225	227
Corp. Andina de Fomento	8.125%	6/4/19	300	361
Corp. Andina de Fomento	4.375%	6/15/22	832	910
Council Of Europe Development Bank	1.500%	2/22/17	300	303
Council Of Europe Development Bank	1.500%	6/19/17	50	51
Council Of Europe Development Bank	1.000%	3/7/18	275	275
Council Of Europe Development Bank	1.125%	5/31/18	200	201
Council Of Europe Development Bank	1.625%	3/10/20	300	301
Ecopetrol SA	4.250%	9/18/18	100	101
Ecopetrol SA	5.875%	9/18/23	325	310
Ecopetrol SA	4.125%	1/16/25	650	540
Ecopetrol SA	5.375%	6/26/26	250	216
Ecopetrol SA	7.375%	9/18/43	300	276
Ecopetrol SA	5.875%	5/28/45	200	152
Emirates Telecommunications Corp.	3.500%	6/18/24	200	204
European Bank for Reconstruction &
Development	2.500%	3/15/16	175	177
European Bank for Reconstruction &
Development	1.375%	10/20/16	100	101
European Bank for Reconstruction &
Development	0.750%	9/1/17	700	699
European Bank for Reconstruction &
Development	1.000%	9/17/18	150	150
European Bank for Reconstruction &
Development	1.625%	11/15/18	200	203
European Bank for Reconstruction &
Development	1.750%	6/14/19	275	278
European Bank for Reconstruction &
Development	1.750%	11/26/19	500	505
European Bank for Reconstruction &
Development	1.500%	3/16/20	350	351
European Bank for Reconstruction &
Development	1.875%	2/23/22	200	201
European Investment Bank	1.250%	10/14/16	1,125	1,132
European Investment Bank	1.125%	12/15/16	200	201
European Investment Bank	4.875%	1/17/17	150	158
European Investment Bank	1.750%	3/15/17	775	787
European Investment Bank	0.875%	4/18/17	350	350
European Investment Bank	5.125%	5/30/17	675	724
European Investment Bank	1.000%	8/17/17	250	250
European Investment Bank	1.125%	9/15/17	400	402
European Investment Bank	1.000%	12/15/17	250	251
European Investment Bank	1.000%	3/15/18	200	200
European Investment Bank	1.250%	5/15/18	900	904
European Investment Bank	1.000%	6/15/18	650	649
European Investment Bank	1.125%	8/15/18	350	350
European Investment Bank	1.625%	12/18/18	400	406
European Investment Bank	1.875%	3/15/19	1,500	1,532
European Investment Bank	1.750%	6/17/19	885	895
European Investment Bank	1.625%	3/16/20	400	401
European Investment Bank	1.375%	6/15/20	1,825	1,813
European Investment Bank	2.875%	9/15/20	1,025	1,090

European Investment Bank	4.000%	2/16/21	1,225	1,372
European Investment Bank	2.500%	4/15/21	850	887
European Investment Bank	2.125%	10/15/21	100	102
European Investment Bank	3.250%	1/29/24	400	435
European Investment Bank	2.500%	10/15/24	200	204
European Investment Bank	1.875%	2/10/25	1,050	1,013
Export Development Canada	1.250%	10/26/16	100	101
8 Export Development Canada	1.000%	5/15/17	25	25
Export Development Canada	0.750%	12/15/17	575	573
Export Development Canada	1.000%	6/15/18	575	574
8 Export Development Canada	1.625%	12/3/19	150	151
Export-Import Bank of Korea	4.000%	1/11/17	325	336
Export-Import Bank of Korea	1.750%	2/27/18	625	625
Export-Import Bank of Korea	2.875%	9/17/18	200	206
Export-Import Bank of Korea	2.375%	8/12/19	200	201
Export-Import Bank of Korea	4.375%	9/15/21	75	82
Export-Import Bank of Korea	5.000%	4/11/22	275	310
Export-Import Bank of Korea	4.000%	1/14/24	650	697
Federative Republic of Brazil	6.000%	1/17/17	375	390
Federative Republic of Brazil	5.875%	1/15/19	400	421
Federative Republic of Brazil	8.875%	10/14/19	125	141
Federative Republic of Brazil	4.875%	1/22/21	750	704
Federative Republic of Brazil	2.625%	1/5/23	400	324
Federative Republic of Brazil	4.250%	1/7/25	600	525
Federative Republic of Brazil	8.750%	2/4/25	200	230
Federative Republic of Brazil	10.125%	5/15/27	325	406
Federative Republic of Brazil	8.250%	1/20/34	200	200
Federative Republic of Brazil	7.125%	1/20/37	325	293
Federative Republic of Brazil	5.625%	1/7/41	500	381
Federative Republic of Brazil	5.000%	1/27/45	725	544
FMS Wertmanagement AoeR	1.125%	10/14/16	300	302
FMS Wertmanagement AoeR	0.625%	1/30/17	500	499
FMS Wertmanagement AoeR	1.125%	9/5/17	150	151
FMS Wertmanagement AoeR	1.000%	11/21/17	200	200
FMS Wertmanagement AoeR	1.625%	11/20/18	500	508
FMS Wertmanagement AoeR	1.750%	3/17/20	150	151
Hydro-Quebec	8.400%	1/15/22	775	1,027
Hydro-Quebec	8.050%	7/7/24	200	278
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	250	252
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	250	255
Inter-American Development Bank	1.375%	10/18/16	200	202
Inter-American Development Bank	0.875%	11/15/16	275	276
Inter-American Development Bank	1.000%	7/14/17	425	425
Inter-American Development Bank	2.375%	8/15/17	100	103
Inter-American Development Bank	0.875%	3/15/18	150	150
Inter-American Development Bank	1.750%	8/24/18	275	281
Inter-American Development Bank	1.125%	8/28/18	500	500
Inter-American Development Bank	4.250%	9/10/18	1,050	1,147
Inter-American Development Bank	1.125%	9/12/19	100	99
Inter-American Development Bank	3.875%	9/17/19	1,550	1,700
Inter-American Development Bank	1.750%	10/15/19	600	608
Inter-American Development Bank	3.875%	2/14/20	50	55
Inter-American Development Bank	1.875%	6/16/20	275	280
Inter-American Development Bank	1.750%	4/14/22	800	793
Inter-American Development Bank	3.000%	2/21/24	650	696
Inter-American Development Bank	2.125%	1/15/25	400	398
Inter-American Development Bank	7.000%	6/15/25	100	136

	International Bank for Reconstruction &
	Development	0.625%	10/14/16	550	550
	International Bank for Reconstruction &
	Development	0.750%	12/15/16	300	300
	International Bank for Reconstruction &
	Development	0.875%	4/17/17	1,450	1,455
	International Bank for Reconstruction &
	Development	1.000%	11/15/17	200	200
	International Bank for Reconstruction &
	Development	1.375%	4/10/18	550	555
	International Bank for Reconstruction &
	Development	1.000%	6/15/18	1,000	997
	International Bank for Reconstruction &
	Development	1.875%	3/15/19	1,225	1,247
	International Bank for Reconstruction &
	Development	1.875%	10/7/19	600	613
	International Bank for Reconstruction &
	Development	2.250%	6/24/21	450	462
	International Bank for Reconstruction &
	Development	1.625%	2/10/22	1,025	1,013
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	1,000	1,019
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	400	501
	International Finance Corp.	2.250%	4/11/16	200	202
	International Finance Corp.	0.625%	10/3/16	250	250
	International Finance Corp.	0.625%	11/15/16	150	150
	International Finance Corp.	1.125%	11/23/16	750	754
	International Finance Corp.	0.625%	12/21/17	250	248
	International Finance Corp.	0.875%	6/15/18	300	299
	International Finance Corp.	1.250%	7/16/18	150	151
	International Finance Corp.	1.750%	9/4/18	350	356
	International Finance Corp.	1.750%	9/16/19	300	304
9	Japan Bank for International Cooperation	1.125%	7/19/17	950	953
9	Japan Bank for International Cooperation	1.750%	7/31/18	150	152
9	Japan Bank for International Cooperation	1.750%	11/13/18	400	405
9	Japan Bank for International Cooperation	3.375%	7/31/23	100	108
9	Japan Bank for International Cooperation	3.000%	5/29/24	500	524
9	Japan Bank for International Cooperation	2.125%	2/10/25	200	196
9	Japan Bank for International Cooperation	2.500%	5/28/25	200	201
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	100	106
9	Japan Finance Organization for Municipalities	4.000%	1/13/21	300	333
10	KFW	0.500%	7/15/16	500	500
10	KFW	0.625%	12/15/16	250	250
10	KFW	1.250%	2/15/17	1,700	1,715
10	KFW	0.750%	3/17/17	900	900
10	KFW	0.875%	9/5/17	250	250
10	KFW	0.875%	12/15/17	700	698
10	KFW	1.000%	1/26/18	300	300
10	KFW	4.375%	3/15/18	250	271
10	KFW	1.000%	6/11/18	300	300
10	KFW	1.125%	8/6/18	600	600
10	KFW	1.875%	4/1/19	775	793
10	KFW	4.875%	6/17/19	1,350	1,526
10	KFW	1.750%	10/15/19	200	202
10	KFW	4.000%	1/27/20	50	55
10	KFW	1.500%	4/20/20	625	625

10	KFW	1.875%	6/30/20	1,100	1,116
10	KFW	2.750%	9/8/20	3,200	3,387
10	KFW	2.750%	10/1/20	200	211
10	KFW	2.000%	10/4/22	650	654
10	KFW	2.125%	1/17/23	1,025	1,037
10	KFW	2.500%	11/20/24	800	823
10	KFW	2.000%	5/2/25	300	294
10	KFW	0.000%	4/18/36	400	214
	Korea Development Bank	3.250%	9/20/16	250	255
	Korea Development Bank	2.250%	8/7/17	25	25
	Korea Development Bank	1.500%	1/22/18	250	248
	Korea Development Bank	3.000%	3/17/19	200	206
	Korea Development Bank	4.625%	11/16/21	150	167
	Korea Development Bank	3.000%	9/14/22	750	754
	Korea Development Bank	3.750%	1/22/24	400	423
10	Landwirtschaftliche Rentenbank	2.125%	7/15/16	100	101
10	Landwirtschaftliche Rentenbank	0.875%	9/12/17	725	726
10	Landwirtschaftliche Rentenbank	1.000%	4/4/18	100	100
10	Landwirtschaftliche Rentenbank	1.875%	9/17/18	150	154
10	Landwirtschaftliche Rentenbank	1.750%	4/15/19	75	76
10	Landwirtschaftliche Rentenbank	1.375%	10/23/19	50	50
10	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	833
10	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	476
	Nexen Energy ULC	7.875%	3/15/32	50	66
	Nexen Energy ULC	6.400%	5/15/37	450	535
	Nexen Energy ULC	7.500%	7/30/39	200	263
	Nordic Investment Bank	1.125%	3/19/18	200	201
	Nordic Investment Bank	1.875%	6/14/19	300	305
	Nordic Investment Bank	1.500%	9/29/20	500	501
	North American Development Bank	4.375%	2/11/20	100	110
	North American Development Bank	2.400%	10/26/22	150	150
11	Oesterreichische Kontrollbank AG	0.750%	12/15/16	200	200
11	Oesterreichische Kontrollbank AG	5.000%	4/25/17	600	640
11	Oesterreichische Kontrollbank AG	1.375%	2/10/20	700	697
4	Oriental Republic of Uruguay	4.500%	8/14/24	300	302
4	Oriental Republic of Uruguay	7.625%	3/21/36	200	248
4	Oriental Republic of Uruguay	4.125%	11/20/45	300	242
4	Oriental Republic of Uruguay	5.100%	6/18/50	600	516
	Petroleos Mexicanos	5.750%	3/1/18	625	661
	Petroleos Mexicanos	8.000%	5/3/19	200	227
	Petroleos Mexicanos	6.000%	3/5/20	400	427
7	Petroleos Mexicanos	3.500%	7/23/20	600	581
	Petroleos Mexicanos	5.500%	1/21/21	350	368
	Petroleos Mexicanos	4.875%	1/24/22	500	496
	Petroleos Mexicanos	3.500%	1/30/23	425	384
	Petroleos Mexicanos	4.875%	1/18/24	100	97
7	Petroleos Mexicanos	4.250%	1/15/25	400	365
	Petroleos Mexicanos	2.378%	4/15/25	50	49
7	Petroleos Mexicanos	4.500%	1/23/26	450	413
	Petroleos Mexicanos	4.500%	1/23/26	600	551
	Petroleos Mexicanos	6.625%	6/15/35	625	586
	Petroleos Mexicanos	6.625%	6/15/38	150	140
	Petroleos Mexicanos	6.500%	6/2/41	400	369
7	Petroleos Mexicanos	5.500%	6/27/44	200	160
	Petroleos Mexicanos	5.500%	6/27/44	375	301
7	Petroleos Mexicanos	5.625%	1/23/46	700	570
	Province of British Columbia	1.200%	4/25/17	100	101

Province of British Columbia	2.000%	10/23/22	200	199
Province of Manitoba	1.300%	4/3/17	75	76
Province of Manitoba	1.125%	6/1/18	150	150
Province of Manitoba	1.750%	5/30/19	175	176
Province of Manitoba	2.100%	9/6/22	150	148
Province of Manitoba	3.050%	5/14/24	250	260
Province of Ontario	1.100%	10/25/17	250	250
Province of Ontario	3.150%	12/15/17	225	235
Province of Ontario	3.000%	7/16/18	225	235
Province of Ontario	2.000%	9/27/18	200	204
Province of Ontario	1.650%	9/27/19	225	225
Province of Ontario	4.000%	10/7/19	575	626
Province of Ontario	4.400%	4/14/20	1,200	1,339
Province of Ontario	2.500%	9/10/21	575	588
Province of Ontario	2.450%	6/29/22	150	152
Province of Ontario	3.200%	5/16/24	150	158
Quebec	5.125%	11/14/16	325	341
Quebec	4.625%	5/14/18	575	626
Quebec	3.500%	7/29/20	350	377
Quebec	2.750%	8/25/21	325	337
Quebec	2.625%	2/13/23	400	408
Quebec	7.500%	9/15/29	325	480
Region of Lombardy Italy	5.804%	10/25/32	200	215
Republic of Chile	3.875%	8/5/20	50	53
Republic of Chile	2.250%	10/30/22	175	167
Republic of Chile	3.125%	3/27/25	465	461
Republic of Chile	3.625%	10/30/42	75	65
Republic of Colombia	7.375%	1/27/17	325	349
Republic of Colombia	7.375%	3/18/19	400	453
Republic of Colombia	4.375%	7/12/21	450	458
Republic of Colombia	4.000%	2/26/24	200	192
Republic of Colombia	8.125%	5/21/24	500	614
4 Republic of Colombia	4.500%	1/28/26	200	195
Republic of Colombia	7.375%	9/18/37	100	113
Republic of Colombia	6.125%	1/18/41	575	560
4 Republic of Colombia	5.625%	2/26/44	200	183
4 Republic of Colombia	5.000%	6/15/45	600	516
Republic of Italy	5.375%	6/12/17	500	533
Republic of Italy	6.875%	9/27/23	975	1,242
Republic of Italy	5.375%	6/15/33	175	202
Republic of Korea	7.125%	4/16/19	475	562
Republic of Korea	3.875%	9/11/23	700	762
Republic of Korea	5.625%	11/3/25	100	125
Republic of Panama	5.200%	1/30/20	200	217
4 Republic of Panama	4.000%	9/22/24	200	198
4 Republic of Panama	3.750%	3/16/25	200	194
Republic of Panama	7.125%	1/29/26	600	739
4 Republic of Panama	6.700%	1/26/36	292	344
4 Republic of Panama	4.300%	4/29/53	200	170
Republic of Peru	7.125%	3/30/19	150	174
Republic of Peru	7.350%	7/21/25	425	533
Republic of Peru	4.125%	8/25/27	200	196
Republic of Peru	8.750%	11/21/33	142	200
4 Republic of Peru	6.550%	3/14/37	225	258
Republic of Peru	5.625%	11/18/50	600	607
Republic of Philippines	9.500%	10/21/24	350	525
Republic of Poland	6.375%	7/15/19	961	1,112

Republic of Poland	5.125%	4/21/21	250	281
Republic of Poland	5.000%	3/23/22	425	475
Republic of Poland	3.000%	3/17/23	525	523
Republic of Poland	4.000%	1/22/24	150	158
Republic of South Africa	6.875%	5/27/19	250	279
Republic of South Africa	5.500%	3/9/20	500	531
Republic of South Africa	4.665%	1/17/24	225	222
Republic of South Africa	5.875%	9/16/25	300	315
Republic of South Africa	6.250%	3/8/41	300	317
Republic of the Philippines	6.500%	1/20/20	100	118
Republic of the Philippines	4.000%	1/15/21	350	377
Republic of the Philippines	4.200%	1/21/24	550	602
Republic of the Philippines	10.625%	3/16/25	100	158
Republic of the Philippines	5.500%	3/30/26	425	504
Republic of the Philippines	9.500%	2/2/30	225	358
Republic of the Philippines	7.750%	1/14/31	400	568
Republic of the Philippines	6.375%	1/15/32	500	641
Republic of the Philippines	6.375%	10/23/34	550	720
Republic of the Philippines	3.950%	1/20/40	100	101
Republic of Turkey	7.000%	9/26/16	225	235
Republic of Turkey	7.500%	7/14/17	625	676
Republic of Turkey	6.750%	4/3/18	450	486
Republic of Turkey	7.000%	3/11/19	425	467
Republic of Turkey	7.000%	6/5/20	525	580
Republic of Turkey	5.625%	3/30/21	300	313
Republic of Turkey	5.125%	3/25/22	425	430
Republic of Turkey	6.250%	9/26/22	400	428
Republic of Turkey	5.750%	3/22/24	400	414
Republic of Turkey	7.375%	2/5/25	650	743
Republic of Turkey	11.875%	1/15/30	400	638
Republic of Turkey	8.000%	2/14/34	50	60
Republic of Turkey	6.875%	3/17/36	600	648
Republic of Turkey	6.750%	5/30/40	500	532
Republic of Turkey	6.000%	1/14/41	200	195
Republic of Turkey	4.875%	4/16/43	920	766
State of Israel	5.500%	11/9/16	175	184
State of Israel	5.125%	3/26/19	550	614
State of Israel	3.150%	6/30/23	400	410
State of Israel	4.500%	1/30/43	200	202
Statoil ASA	1.800%	11/23/16	125	126
Statoil ASA	3.125%	8/17/17	400	414
Statoil ASA	1.250%	11/9/17	200	199
Statoil ASA	1.200%	1/17/18	125	125
Statoil ASA	5.250%	4/15/19	25	28
Statoil ASA	2.250%	11/8/19	250	253
Statoil ASA	2.750%	11/10/21	300	302
Statoil ASA	3.150%	1/23/22	150	152
Statoil ASA	2.450%	1/17/23	150	143
Statoil ASA	2.650%	1/15/24	100	95
Statoil ASA	3.250%	11/10/24	150	148
Statoil ASA	7.250%	9/23/27	400	532
Statoil ASA	5.100%	8/17/40	125	140
Statoil ASA	4.250%	11/23/41	175	174
Statoil ASA	3.950%	5/15/43	125	118
Statoil ASA	4.800%	11/8/43	175	187
Svensk Exportkredit AB	1.750%	5/30/17	200	203
Svensk Exportkredit AB	1.875%	6/17/19	200	204

Svensk Exportkredit AB	1.875%	6/23/20	200	202
Swedish Export Credit Corp.	5.125%	3/1/17	350	372
United Mexican States	5.625%	1/15/17	744	787
United Mexican States	5.950%	3/19/19	150	168
United Mexican States	5.125%	1/15/20	500	549
United Mexican States	3.500%	1/21/21	100	101
United Mexican States	3.625%	3/15/22	550	554
United Mexican States	4.000%	10/2/23	1,466	1,492
United Mexican States	3.600%	1/30/25	600	589
United Mexican States	8.300%	8/15/31	200	283
United Mexican States	6.750%	9/27/34	433	516
United Mexican States	6.050%	1/11/40	1,145	1,235
United Mexican States	4.750%	3/8/44	527	473
United Mexican States	5.550%	1/21/45	200	201
United Mexican States	4.600%	1/23/46	600	524
United Mexican States	5.750%	10/12/10	192	176
Total Sovereign Bonds (Cost $148,561)				149,523
Taxable Municipal Bonds (1.0%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	176
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	50	59
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	66
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	181
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	50	63
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	132
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	250	332
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	250	340
California GO	3.950%	11/1/15	150	150
California GO	5.750%	3/1/17	100	107
California GO	6.200%	10/1/19	275	324
California GO	5.700%	11/1/21	250	295
California GO	7.500%	4/1/34	600	841
California GO	7.300%	10/1/39	75	104
California GO	7.350%	11/1/39	575	802
California GO	7.625%	3/1/40	205	295
California GO	7.600%	11/1/40	200	293
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	61
Chicago IL Board of Education GO	6.319%	11/1/29	50	42
Chicago IL GO	7.375%	1/1/33	150	153
Chicago IL GO	7.781%	1/1/35	50	52
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	100	117
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	50	62
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	156
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	141

Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	50	56
Chicago IL Water Revenue	6.742%	11/1/40	275	302
Clark County NV Airport System Revenue	6.881%	7/1/42	100	114
Clark County NV Airport System Revenue	6.820%	7/1/45	100	137
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	150	177
Connecticut GO	5.090%	10/1/30	175	196
Connecticut GO	5.850%	3/15/32	200	237
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	50	58
Cook County IL GO	6.229%	11/15/34	50	51
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	63
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	57
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	131
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	58
Dallas TX Independent School District GO	6.450%	2/15/35	100	117
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	50	67
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	50	59
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	61
District of Columbia Income Tax Revenue	5.582%	12/1/35	50	61
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	250	251
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	100	101
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	125	126
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	250	256
George Washington University District of
Columbia GO	3.485%	9/15/22	200	208
Georgia GO	4.503%	11/1/25	150	168
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	300	352
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	176
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	75	81
Houston TX Utility System Revenue	3.828%	5/15/28	75	79
Illinois GO	5.365%	3/1/17	175	182
Illinois GO	5.877%	3/1/19	250	273
Illinois GO	4.950%	6/1/23	550	555
Illinois GO	5.100%	6/1/33	1,100	1,031
Illinois GO	7.350%	7/1/35	300	327
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	50	61
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	250	313
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	150	158
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	100	106
Kansas Development Finance Authority
Revenue	4.727%	4/15/37	200	193

	Los Angeles CA Community College District
	GO	6.600%	8/1/42	150	202
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	75	90
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	150	185
	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	25	28
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	100	135
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	100	135
	Los Angeles CA Unified School District GO	5.755%	7/1/29	200	236
	Los Angeles CA Unified School District GO	5.750%	7/1/34	125	150
	Los Angeles CA Unified School District GO	6.758%	7/1/34	50	66
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	75	92
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.488%	8/1/33	100	129
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	50	69
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	50	61
	Massachusetts GO	4.200%	12/1/21	125	138
	Massachusetts GO	5.456%	12/1/39	150	182
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	75	92
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	62
	Massachusetts Water Pollution Abatement
	Trust Revenue	5.192%	8/1/40	75	88
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	50	63
	Metropolitan Government of Nashville &
	Davidson County TN GO	5.707%	7/1/34	50	59
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	50	64
	Metropolitan Water District of Southern
	California Revenue	6.947%	7/1/40	50	59
	Mississippi GO	5.245%	11/1/34	50	57
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	50	59
12	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	225	255
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	100	105
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	400	412
13	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	20	20
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	100	138
	New York City NY GO	6.246%	6/1/35	25	29
	New York City NY GO	5.968%	3/1/36	100	123
	New York City NY GO	5.985%	12/1/36	50	61
	New York City NY GO	5.517%	10/1/37	50	59
	New York City NY GO	6.271%	12/1/37	100	128
	New York City NY GO	5.846%	6/1/40	50	62

	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	50	63
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	50	64
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	50	64
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	100	121
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	175	223
	New York City NY Transitional Finance
	Authority Building Aid Revenue	6.828%	7/15/40	150	195
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	50	60
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	100	121
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	75	91
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	450	653
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	59
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.648%	11/15/39	100	128
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.500%	3/15/30	125	147
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	100	116
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	100	120
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.389%	3/15/40	75	90
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	150	183
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.838%	3/15/40	50	62
	New York University Hospitals Center GO	4.428%	7/1/42	75	74
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	100	116
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	100	135
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	100	114
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	100	97
	Ohio State University General Receipts
	Revenue	5.590%	12/1/14	50	54
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	85
	Orange County CA Local Transportation
	Authority Sales Tax Revenue	6.908%	2/15/41	50	68
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	50	63
	Oregon GO	5.762%	6/1/23	200	233
	Oregon GO	5.892%	6/1/27	75	91
13	Oregon School Boards Association GO	4.759%	6/30/28	75	83
14	Oregon School Boards Association GO	5.528%	6/30/28	50	57

Pennsylvania GO	4.650%	2/15/26	50	55
Pennsylvania GO	5.350%	5/1/30	200	217
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	50	54
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	58
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	50	59
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	75	92
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	250	271
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	100	107
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	550	531
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	125	147
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	100	129
Rutgers State University New Jersey Revenue	5.665%	5/1/40	50	58
Sacramento CA Public Financing Authority
Lease Revenue	5.637%	4/1/50	50	50
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	50	59
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	125	160
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	50	62
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	125	157
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	75	79
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	75	82
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	250	315
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	50	61
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	100	141
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	200	244
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	200	251
Texas Transportation Commission Revenue	5.028%	4/1/26	50	58
Texas Transportation Commission Revenue	5.178%	4/1/30	175	204
Texas Transportation Commission Revenue	4.631%	4/1/33	350	389
Texas Transportation Commission Revenue	4.681%	4/1/40	50	56
Tufts University Massachusetts GO	5.017%	4/15/12	200	211
University of California Regents Medical
Center Revenue	6.548%	5/15/48	100	128
University of California Regents Medical
Center Revenue	6.583%	5/15/49	50	64
University of California Revenue	6.270%	5/15/31	500	559
University of California Revenue	4.765%	5/15/44	100	105
University of California Revenue	5.946%	5/15/45	175	213

	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	50	60
	University of Southern California GO	5.250%	10/1/11	100	117
	University of Texas System Revenue
	Financing System Revenue	5.262%	7/1/39	50	61
	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	25	28
	University of Texas System Revenue
	Financing System Revenue	5.134%	8/15/42	100	119
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	75	86
	Utah GO	4.554%	7/1/24	50	57
	Utah GO	3.539%	7/1/25	50	53
	Washington GO	5.090%	8/1/33	250	287
	Washington GO	5.140%	8/1/40	150	178
14	Wisconsin GO	5.700%	5/1/26	75	88
Total Taxable Municipal Bonds (Cost $23,405)					26,626
				Shares
Temporary Cash Investment (5.8%)
Money Market Fund (5.8%)
15	Vanguard Market Liquidity Fund (Cost
	$160,805)	0.189%		160,804,893	160,805

Total Investments (105.1%) (Cost $2,840,814)					2,911,555
Other Assets and Liabilities-Net (-5.1%)					(142,470)
Net Assets (100%)					2,769,085

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2015.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate value of these securities was $17,589,000, representing 0.6% of net assets.
8 Guaranteed by the Government of Canada.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard Total Bond Market Index Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

At September 30, 2015, counterparties had deposited in segregated accounts cash with a value of $13,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Vanguard Total Bond Market Index Portfolio

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,749,912	—
Asset-Backed/Commercial Mortgage Backed Securities	—	86,813	335
Corporate Bonds	—	736,143	1,398
Sovereign Bonds	—	149,523	—
Taxable Municipal Bonds	—	26,626	—
Temporary Cash Investments	160,805	—	—
Total	160,805	2,749,017	1,733

E. At September 30, 2015, the cost of investment securities for tax purposes was $2,840,814,000. Net unrealized appreciation of investment securities for tax purposes was $70,741,000, consisting of unrealized gains of $88,152,000 on securities that had risen in value since their purchase and $17,411,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (63.7%)
Consumer Discretionary (4.5%)
Comcast Corp. Class A	626,989	35,663
Ford Motor Co.	1,309,080	17,764
Lowe's Cos. Inc.	234,540	16,165
Twenty-First Century Fox Inc. Class A	595,134	16,057
Hilton Worldwide Holdings Inc.	459,326	10,537
Las Vegas Sands Corp.	54,364	2,064
		98,250
Consumer Staples (6.1%)
CVS Health Corp.	316,570	30,543
Coca-Cola Co.	407,980	16,368
Philip Morris International Inc.	182,720	14,495
PepsiCo Inc.	144,950	13,669
Mondelez International Inc. Class A	310,290	12,992
Wal-Mart Stores Inc.	190,140	12,329
Walgreens Boots Alliance Inc.	141,670	11,773
Colgate-Palmolive Co.	181,810	11,537
Diageo plc	415,978	11,176
Diageo plc ADR	7,760	836
		135,718
Energy (5.3%)
Chevron Corp.	399,040	31,476
Exxon Mobil Corp.	375,785	27,940
Anadarko Petroleum Corp.	213,230	12,877
TOTAL SA	285,573	12,846
EOG Resources Inc.	133,290	9,704
Hess Corp.	158,100	7,914
Schlumberger Ltd.	71,644	4,941
BG Group plc	313,497	4,523
Marathon Oil Corp.	256,590	3,951
Royal Dutch Shell plc Class B	57,011	1,348
		117,520
Financials (14.6%)
Wells Fargo & Co.	1,067,390	54,810
JPMorgan Chase & Co.	573,018	34,937
ACE Ltd.	287,720	29,750
Prudential Financial Inc.	333,590	25,423
PNC Financial Services Group Inc.	256,310	22,863
BlackRock Inc.	66,400	19,752
Bank of America Corp.	1,063,140	16,564
Citigroup Inc.	308,110	15,285
MetLife Inc.	280,093	13,206
Marsh & McLennan Cos. Inc.	213,340	11,141
Northern Trust Corp.	158,530	10,805
Mitsubishi UFJ Financial Group Inc.	1,681,430	10,160
US Bancorp	226,080	9,272
Bank of Nova Scotia	209,660	9,242
UBS Group AG	453,803	8,404
Hartford Financial Services Group Inc.	168,040	7,693

American Tower Corporation	79,822	7,023
American International Group Inc.	121,000	6,875
BNP Paribas SA	73,853	4,348
AvalonBay Communities Inc.	23,200	4,056
Standard Chartered plc	390,779	3,792
		325,401
Health Care (11.8%)
Merck & Co. Inc.	783,329	38,689
Bristol-Myers Squibb Co.	439,970	26,046
Johnson & Johnson	253,960	23,707
Pfizer Inc.	728,053	22,868
AstraZeneca plc ADR	697,988	22,210
Eli Lilly & Co.	254,020	21,259
Medtronic plc	315,450	21,116
Cardinal Health Inc.	250,490	19,243
UnitedHealth Group Inc.	158,135	18,345
Roche Holding AG	37,495	9,954
Novartis AG	107,842	9,912
Baxter International Inc.	266,600	8,758
AmerisourceBergen Corp. Class A	63,890	6,069
Gilead Sciences Inc.	58,844	5,778
* Celgene Corp.	41,140	4,450
Takeda Pharmaceutical Co. Ltd.	80,300	3,523
		261,927
Industrials (7.3%)
United Parcel Service Inc. Class B	254,648	25,131
Honeywell International Inc.	199,370	18,878
Lockheed Martin Corp.	73,820	15,304
General Electric Co.	603,845	15,229
CSX Corp.	442,249	11,896
United Technologies Corp.	131,250	11,680
Raytheon Co.	101,369	11,076
Caterpillar Inc.	160,221	10,472
FedEx Corp.	69,760	10,044
Eaton Corp. plc	189,870	9,740
Canadian National Railway Co.	155,948	8,852
Schneider Electric SE	118,047	6,611
ABB Ltd. ADR	280,048	4,948
Illinois Tool Works Inc.	39,300	3,235
		163,096
Information Technology (9.0%)
Microsoft Corp.	980,490	43,396
Intel Corp.	1,013,220	30,538
* Google Inc. Class A	47,720	30,463
Apple Inc.	249,072	27,473
Cisco Systems Inc.	909,316	23,870
Accenture plc Class A	202,100	19,858
Texas Instruments Inc.	202,470	10,026
Oracle Corp.	231,660	8,368
QUALCOMM Inc.	130,950	7,036
		201,028
Materials (1.1%)
Praxair Inc.	118,200	12,040
International Paper Co.	284,420	10,748
BHP Billiton plc	103,979	1,583
		24,371

Telecommunication Services (1.6%)
	Verizon Communications Inc.			803,880	34,977

Utilities (2.4%)
	NextEra Energy Inc.			186,490	18,192
	Dominion Resources Inc.			227,440	16,007
	Exelon Corp.			379,870	11,282
	Duke Energy Corp.			115,016	8,275
					53,756
Total Common Stocks (Cost $1,152,954)					1,416,044
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.6%)
U.S. Government Securities (6.5%)
	United States Treasury Note/Bond	0.500%	7/31/16	6,900	6,911
	United States Treasury Note/Bond	0.875%	9/15/16	2,200	2,210
	United States Treasury Note/Bond	0.625%	12/31/16	3,615	3,622
	United States Treasury Note/Bond	0.875%	1/31/17	534	537
	United States Treasury Note/Bond	0.500%	3/31/17	12,200	12,200
	United States Treasury Note/Bond	0.625%	7/31/17	8,000	8,004
	United States Treasury Note/Bond	1.000%	9/15/17	15,000	15,108
	United States Treasury Note/Bond	0.750%	10/31/17	7,500	7,512
	United States Treasury Note/Bond	1.000%	5/31/18	5,500	5,522
	United States Treasury Note/Bond	1.375%	9/30/18	19,000	19,249
	United States Treasury Note/Bond	1.750%	9/30/19	17,000	17,361
	United States Treasury Note/Bond	1.375%	2/29/20	4,130	4,149
	United States Treasury Note/Bond	1.625%	6/30/20	3,900	3,950
	United States Treasury Note/Bond	2.250%	11/15/24	550	561
	United States Treasury Note/Bond	2.000%	2/15/25	11,900	11,857
	United States Treasury Note/Bond	2.875%	5/15/43	13,733	13,696
	United States Treasury Note/Bond	3.750%	11/15/43	694	817
	United States Treasury Note/Bond	3.375%	5/15/44	6,300	6,918
	United States Treasury Note/Bond	3.125%	8/15/44	2,250	2,356
	United States Treasury Note/Bond	2.500%	2/15/45	4,020	3,704
					146,244
Conventional Mortgage-Backed Securities (0.9%)
[1,2,3]Fannie Mae Pool		3.500%	11/1/25–10/1/45	7,500	7,821
[1,2] Fannie Mae Pool		4.500%	11/1/33–10/1/45	8,447	9,216
[1,2] Freddie Mac Gold Pool		4.000%	9/1/24–9/1/41	10	11
[1,2] Freddie Mac Gold Pool		4.500%	3/1/29–10/1/45	2,025	2,207
1	Ginnie Mae I Pool	7.000% 11/15/31–11/15/33		147	170
1	Ginnie Mae I Pool	8.000%	9/15/30	71	75
					19,500
Nonconventional Mortgage-Backed Securities (0.2%)
[1,2] Fannie Mae REMICS		3.500%	4/25/31	245	260
[1,2] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	470	517
[1,2] Freddie Mac REMICS		3.500%	3/15/31	145	154
[1,2] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	2,726	3,014
					3,945
Total U.S. Government and Agency Obligations (Cost $166,329)					169,689
Asset-Backed/Commercial Mortgage-Backed Securities (1.7%)
1	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,695	2,706
1	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	3,715	3,736
4	American Tower Trust I	1.551%	3/15/18	380	378
4	American Tower Trust I	3.070%	3/15/23	1,100	1,095

1	AmeriCredit Automobile Receivables Trust
	2012-1	4.720%	3/8/18	580	591
[1,4,5]Apidos CDO		1.789%	4/17/26	1,295	1,286
[1,4,5]ARES CLO Ltd.		1.808%	4/17/26	1,200	1,200
[1,4,5]Atlas Senior Loan Fund Ltd.		1.829%	10/15/26	355	353
[1,4,5]Atlas Senior Loan Fund V Ltd.		1.838%	7/16/26	305	303
1	Banc of America Commercial Mortgage Trust
	2006-2	5.948%	5/10/45	316	320
1	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	470	479
1	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	477	490
[1,4,5]CECLO 2013-20A 144A		1.775%	1/25/26	1,300	1,291
[1,4,5]Cent CLO		1.785%	7/27/26	420	420
[1,4,5]Cent CLO 22 Ltd.		1.791%	11/7/26	935	927
[1,4,5]CIFC Funding Ltd.		1.787%	4/18/25	1,185	1,184
1	COMM 2006-C7 Mortgage Trust	5.954%	6/10/46	390	397
1	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	496
1	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	274	280
[1,4,5]Dryden Senior Loan Fund		1.637%	4/18/26	1,165	1,157
[1,4]	First Investors Auto Owner Trust 2013-2	1.230%	3/15/19	124	124
[1,4]	Ford Credit Floorplan Master Owner Trust A	2.090%	3/15/22	330	333
1	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	772	781
[1,4]	Hilton USA Trust 2013-HLT	2.662%	11/5/30	1,165	1,164
[1,4,5]ING Investment Management Co.		1.787%	4/18/26	1,165	1,164
1	LB-UBS Commercial Mortgage Trust 2006-
	C4	6.029%	6/15/38	351	357
[1,5]	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.269%	4/15/41	739	802
[1,4,5]Limerock CLO		1.787%	4/18/26	1,300	1,291
[1,4,5]Madison Park Funding XII Ltd.		1.737%	1/19/25	755	753
[1,4,5]Madison Park Funding XIII Ltd.		1.787%	7/20/26	920	919
1	Merrill Lynch Mortgage Trust 2006-C1	5.865%	5/12/39	591	599
[1,4,5]OZLM VI Ltd.		1.838%	4/17/26	955	953
1	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	515	519
1	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	335	338
4	SBA Tower Trust	2.898%	10/15/19	1,205	1,218
[1,4,5]Seneca Park CLO Ltd.		1.769%	7/17/26	680	679
[1,4,5]SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/35	700	695
[1,4,5]Shackleton CLO Ltd.		1.769%	7/17/26	660	659
[1,4]	Springleaf Funding Trust	2.410%	12/15/22	1,105	1,106
[1,4]	Springleaf Funding Trust	3.160%	11/15/24	1,375	1,403
[1,4]	Springleaf Funding Trust 2015-B	3.480%	5/15/28	590	603
[1,4]	Springleaf Mortgage Loan Trust 2013-1A	2.310%	6/25/58	220	218
[1,4,5]SYMP 14-14AA2 144A		1.766%	7/14/26	1,125	1,116
[1,4,5]Thacher Park CLO 2014-1		1.757%	10/20/26	505	504
1	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	210	221
[1,4]	Westlake Automobile Receivables Trust	0.970%	10/16/17	502	502
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $38,158)					38,110

Corporate Bonds (23.2%)
Finance (9.2%)
Banking (7.2%)
American Express Centurion Bank	6.000%	9/13/17	500	541
American Express Co.	1.550%	5/22/18	1,635	1,626
American Express Credit Corp.	2.375%	3/24/17	1,920	1,950
American Express Credit Corp.	2.125%	7/27/18	1,235	1,247
American Express Credit Corp.	2.250%	8/15/19	800	803
Bank of America Corp.	6.050%	5/16/16	2,000	2,057
Bank of America Corp.	6.000%	9/1/17	1,010	1,088
Bank of America Corp.	5.750%	12/1/17	500	540
Bank of America Corp.	6.875%	4/25/18	1,250	1,397
Bank of America Corp.	5.625%	7/1/20	85	96
Bank of America Corp.	5.875%	1/5/21	3,000	3,429
Bank of America Corp.	3.300%	1/11/23	120	119
Bank of America Corp.	4.100%	7/24/23	150	155
Bank of America Corp.	4.000%	4/1/24	340	349
Bank of America Corp.	4.000%	1/22/25	875	855
Bank of America Corp.	5.875%	2/7/42	260	304
Bank of America Corp.	5.000%	1/21/44	1,230	1,284
Bank of America Corp.	4.875%	4/1/44	870	905
Bank of America NA	5.300%	3/15/17	2,000	2,101
Bank of Montreal	1.300%	7/15/16	800	803
Bank of Montreal	2.500%	1/11/17	2,030	2,066
Bank of New York Mellon Corp.	2.150%	2/24/20	1,580	1,579
Bank of New York Mellon Corp.	3.000%	2/24/25	720	705
Bank of Nova Scotia	2.050%	10/30/18	1,600	1,615
Bank of Nova Scotia	2.800%	7/21/21	750	759
4 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	1,390	1,386
4 Barclays Bank plc	6.050%	12/4/17	1,400	1,510
Barclays Bank plc	2.500%	2/20/19	800	813
Barclays Bank plc	5.125%	1/8/20	240	268
Barclays Bank plc	5.140%	10/14/20	160	176
Barclays Bank plc	3.750%	5/15/24	1,150	1,167
BB&T Corp.	4.900%	6/30/17	1,000	1,055
Bear Stearns Cos. LLC	6.400%	10/2/17	235	256
Bear Stearns Cos. LLC	7.250%	2/1/18	425	476
BNP Paribas SA	2.400%	12/12/18	1,300	1,316
BNP Paribas SA	3.250%	3/3/23	305	308
BPCE SA	2.500%	12/10/18	220	224
BPCE SA	2.500%	7/15/19	1,400	1,421
BPCE SA	4.000%	4/15/24	775	805
4 BPCE SA	5.150%	7/21/24	1,260	1,280
Capital One Bank USA NA	2.150%	11/21/18	1,215	1,215
Capital One Financial Corp.	3.150%	7/15/16	300	305
Capital One Financial Corp.	4.750%	7/15/21	400	436
Capital One Financial Corp.	3.750%	4/24/24	1,305	1,296
Capital One Financial Corp.	3.200%	2/5/25	1,050	1,001
Citigroup Inc.	4.587%	12/15/15	29	29
Citigroup Inc.	4.450%	1/10/17	1,305	1,357
Citigroup Inc.	6.125%	11/21/17	2,320	2,528
Citigroup Inc.	1.750%	5/1/18	500	497
Citigroup Inc.	6.125%	5/15/18	255	282
Citigroup Inc.	2.500%	9/26/18	500	507
Citigroup Inc.	2.550%	4/8/19	1,800	1,816
Citigroup Inc.	2.500%	7/29/19	965	972
Citigroup Inc.	2.400%	2/18/20	800	794
Citigroup Inc.	5.375%	8/9/20	165	184

Citigroup Inc.	4.500%	1/14/22	1,975	2,137
Citigroup Inc.	6.625%	6/15/32	2,000	2,358
Citigroup Inc.	8.125%	7/15/39	180	259
Citigroup Inc.	5.300%	5/6/44	270	281
Compass Bank	2.750%	9/29/19	375	374
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	1,350	1,364
4 Credit Agricole SA	2.500%	4/15/19	1,460	1,481
Credit Suisse	1.750%	1/29/18	840	840
Credit Suisse	2.300%	5/28/19	2,845	2,854
Credit Suisse	3.000%	10/29/21	735	736
Credit Suisse	3.625%	9/9/24	250	250
4 Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,335	1,335
4 Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,595	1,562
Deutsche Bank AG	2.500%	2/13/19	1,000	1,005
Fifth Third Bank	2.875%	10/1/21	425	428
Goldman Sachs Group Inc.	5.350%	1/15/16	1,500	1,519
Goldman Sachs Group Inc.	5.625%	1/15/17	490	514
Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,446
Goldman Sachs Group Inc.	2.375%	1/22/18	555	562
Goldman Sachs Group Inc.	5.375%	3/15/20	405	452
Goldman Sachs Group Inc.	2.600%	4/23/20	170	171
Goldman Sachs Group Inc.	6.000%	6/15/20	3,350	3,847
Goldman Sachs Group Inc.	5.250%	7/27/21	865	965
Goldman Sachs Group Inc.	5.750%	1/24/22	360	413
Goldman Sachs Group Inc.	3.625%	1/22/23	1,205	1,219
Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	2,325
Goldman Sachs Group Inc.	6.750%	10/1/37	1,360	1,621
4 HSBC Bank plc	4.750%	1/19/21	1,700	1,888
HSBC Holdings plc	4.000%	3/30/22	2,395	2,514
HSBC Holdings plc	6.500%	5/2/36	1,000	1,176
HSBC Holdings plc	6.100%	1/14/42	375	462
HSBC Holdings plc	5.250%	3/14/44	440	448
HSBC USA Inc.	1.625%	1/16/18	1,005	1,003
HSBC USA Inc.	2.350%	3/5/20	1,825	1,800
HSBC USA Inc.	3.500%	6/23/24	800	814
Huntington National Bank	2.200%	4/1/19	560	560
Huntington National Bank	2.400%	4/1/20	1,160	1,152
4 ING Bank NV	3.750%	3/7/17	600	620
4 ING Bank NV	1.800%	3/16/18	1,340	1,341
JPMorgan Chase & Co.	6.000%	1/15/18	1,500	1,639
JPMorgan Chase & Co.	6.300%	4/23/19	465	528
JPMorgan Chase & Co.	4.950%	3/25/20	1,000	1,101
JPMorgan Chase & Co.	4.350%	8/15/21	4,862	5,218
JPMorgan Chase & Co.	4.500%	1/24/22	495	534
JPMorgan Chase & Co.	3.250%	9/23/22	970	970
JPMorgan Chase & Co.	3.375%	5/1/23	875	855
JPMorgan Chase & Co.	3.875%	2/1/24	800	824
JPMorgan Chase & Co.	4.125%	12/15/26	765	762
JPMorgan Chase & Co.	4.250%	10/1/27	1,895	1,878
JPMorgan Chase & Co.	5.400%	1/6/42	750	840
JPMorgan Chase & Co.	5.625%	8/16/43	400	438
4 Macquarie Bank Ltd.	2.400%	1/21/20	330	329
Manufacturers & Traders Trust Co.	2.100%	2/6/20	495	492
Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	657
Morgan Stanley	5.450%	1/9/17	1,000	1,050
Morgan Stanley	1.875%	1/5/18	255	256
Morgan Stanley	2.125%	4/25/18	1,375	1,382

Morgan Stanley	2.500%	1/24/19	2,500	2,534
Morgan Stanley	5.625%	9/23/19	645	720
Morgan Stanley	5.750%	1/25/21	1,740	1,979
Morgan Stanley	3.700%	10/23/24	750	753
Morgan Stanley	6.250%	8/9/26	3,000	3,605
Morgan Stanley	4.300%	1/27/45	850	789
National City Corp.	6.875%	5/15/19	1,000	1,152
4 Nationwide Building Society	2.350%	1/21/20	785	788
Northern Trust Corp.	3.450%	11/4/20	255	269
PNC Bank NA	4.875%	9/21/17	1,500	1,588
PNC Bank NA	3.300%	10/30/24	460	458
PNC Bank NA	2.950%	2/23/25	1,105	1,070
PNC Bank NA	4.200%	11/1/25	255	267
PNC Financial Services Group Inc.	3.900%	4/29/24	580	587
Santander Bank NA	2.000%	1/12/18	715	714
Santander Holdings USA Inc.	2.650%	4/17/20	580	576
4 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	1,600	1,614
State Street Corp.	5.375%	4/30/17	2,775	2,952
Svenska Handelsbanken AB	2.875%	4/4/17	1,000	1,024
Synchrony Financial	3.000%	8/15/19	1,055	1,063
Synchrony Financial	2.700%	2/3/20	405	400
UBS AG	5.875%	12/20/17	480	523
UBS AG	1.800%	3/26/18	1,020	1,020
UBS AG	4.875%	8/4/20	300	334
4 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	1,160	1,161
US Bancorp	3.700%	1/30/24	1,560	1,633
Wachovia Corp.	7.500%	4/15/35	1,000	1,335
Wells Fargo & Co.	5.625%	12/11/17	820	890
Wells Fargo & Co.	2.150%	1/15/19	2,915	2,936
Wells Fargo & Co.	3.000%	1/22/21	505	519
Wells Fargo & Co.	3.500%	3/8/22	640	662
Wells Fargo & Co.	3.450%	2/13/23	930	926
Wells Fargo & Co.	4.480%	1/16/24	1,199	1,259
Wells Fargo & Co.	3.000%	2/19/25	890	854
Wells Fargo & Co.	5.606%	1/15/44	2,276	2,536

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	305	344

Finance Companies (0.6%)
General Electric Capital Corp.	4.625%	1/7/21	1,120	1,255
General Electric Capital Corp.	5.300%	2/11/21	795	914
General Electric Capital Corp.	3.150%	9/7/22	3,376	3,486
General Electric Capital Corp.	3.100%	1/9/23	1,255	1,283
General Electric Capital Corp.	6.750%	3/15/32	470	640
General Electric Capital Corp.	6.150%	8/7/37	2,210	2,856
General Electric Capital Corp.	5.875%	1/14/38	1,547	1,933
General Electric Capital Corp.	6.875%	1/10/39	650	914

Insurance (1.2%)
ACE INA Holdings Inc.	2.600%	11/23/15	600	601
ACE INA Holdings Inc.	5.800%	3/15/18	1,295	1,426
ACE INA Holdings Inc.	3.350%	5/15/24	555	555
Aetna Inc.	1.750%	5/15/17	60	60
1 Allstate Corp.	6.125%	5/15/67	1,000	1,015
Anthem Inc.	2.300%	7/15/18	375	378
Anthem Inc.	3.125%	5/15/22	1,610	1,586
Anthem Inc.	3.300%	1/15/23	1,100	1,084

	Anthem Inc.	4.650%	8/15/44	276	267
	Cigna Corp.	3.250%	4/15/25	1,730	1,669
	CNA Financial Corp.	3.950%	5/15/24	135	136
4	Five Corners Funding Trust	4.419%	11/15/23	210	220
4	Liberty Mutual Group Inc.	4.250%	6/15/23	360	371
	Loews Corp.	2.625%	5/15/23	440	421
[1,4] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	2,000	2,457
	MetLife Inc.	1.903%	12/15/17	225	227
	MetLife Inc.	3.600%	4/10/24	580	591
	MetLife Inc.	4.125%	8/13/42	145	137
	MetLife Inc.	4.875%	11/13/43	530	562
4	Metropolitan Life Global Funding I	1.500%	1/10/18	1,480	1,477
4	Metropolitan Life Global Funding I	1.875%	6/22/18	950	957
4	New York Life Global Funding	1.650%	5/15/17	600	605
4	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,489
	Prudential Financial Inc.	3.000%	5/12/16	450	455
4	QBE Insurance Group Ltd.	2.400%	5/1/18	235	237
4	Teachers Insurance & Annuity Association of
	America	4.900%	9/15/44	375	388
	UnitedHealth Group Inc.	6.000%	6/15/17	500	540
	UnitedHealth Group Inc.	6.000%	2/15/18	700	771
	UnitedHealth Group Inc.	3.875%	10/15/20	601	646
	UnitedHealth Group Inc.	2.875%	3/15/22	27	27
	UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,169
	UnitedHealth Group Inc.	4.625%	7/15/35	815	867
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,577
	UnitedHealth Group Inc.	4.750%	7/15/45	760	803

	Real Estate Investment Trusts (0.2%)
	AvalonBay Communities Inc.	3.625%	10/1/20	520	544
	Duke Realty LP	6.500%	1/15/18	210	231
	HCP Inc.	3.750%	2/1/16	210	212
	Realty Income Corp.	4.650%	8/1/23	640	675
4	WEA Finance LLC / Westfield UK & Europe
	Finance plc	1.750%	9/15/17	375	375
4	WEA Finance LLC / Westfield UK & Europe
	Finance plc	2.700%	9/17/19	1,330	1,333
					205,158
Industrial (11.8%)
	Basic Industry (0.2%)
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	985	998
	CF Industries Inc.	5.375%	3/15/44	880	856
	LyondellBasell Industries NV	4.625%	2/26/55	900	760
	Monsanto Co.	4.700%	7/15/64	230	201
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,669
	Rio Tinto Finance USA Ltd.	3.750%	9/20/21	685	700
	Rio Tinto Finance USA plc	3.500%	3/22/22	400	399

	Capital Goods (0.9%)
	Caterpillar Financial Services Corp.	2.625%	3/1/23	1,360	1,345
	Caterpillar Inc.	3.900%	5/27/21	1,170	1,260
	Caterpillar Inc.	2.600%	6/26/22	705	691
	Caterpillar Inc.	3.400%	5/15/24	1,185	1,185
	Caterpillar Inc.	4.300%	5/15/44	500	488
	General Dynamics Corp.	3.875%	7/15/21	355	380
	General Electric Co.	2.700%	10/9/22	610	610
	General Electric Co.	4.125%	10/9/42	320	316

General Electric Co.	4.500%	3/11/44	1,050	1,088
Honeywell International Inc.	4.250%	3/1/21	1,002	1,115
Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,334
John Deere Capital Corp.	2.250%	4/17/19	1,465	1,487
John Deere Capital Corp.	1.700%	1/15/20	520	512
Lockheed Martin Corp.	2.900%	3/1/25	1,010	979
Parker-Hannifin Corp.	4.450%	11/21/44	450	471
4 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	2,225	2,334
4 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	800	808
4 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	837
United Technologies Corp.	3.100%	6/1/22	535	542
United Technologies Corp.	7.500%	9/15/29	770	1,074
United Technologies Corp.	6.050%	6/1/36	675	835
United Technologies Corp.	4.500%	6/1/42	325	332

Communication (2.0%)
21st Century Fox America Inc.	4.500%	2/15/21	375	406
21st Century Fox America Inc.	3.000%	9/15/22	245	241
America Movil SAB de CV	3.125%	7/16/22	1,880	1,830
America Movil SAB de CV	4.375%	7/16/42	530	477
American Tower Corp.	3.450%	9/15/21	1,125	1,133
AT&T Inc.	1.400%	12/1/17	1,090	1,085
AT&T Inc.	5.600%	5/15/18	1,000	1,097
AT&T Inc.	2.300%	3/11/19	850	853
AT&T Inc.	6.450%	6/15/34	845	963
CBS Corp.	4.300%	2/15/21	675	718
Comcast Corp.	2.850%	1/15/23	240	239
Comcast Corp.	3.600%	3/1/24	550	570
Comcast Corp.	4.250%	1/15/33	1,032	1,023
Comcast Corp.	4.200%	8/15/34	620	611
Comcast Corp.	5.650%	6/15/35	110	126
Comcast Corp.	4.400%	8/15/35	700	709
Comcast Corp.	6.500%	11/15/35	115	147
Comcast Corp.	6.400%	5/15/38	120	150
Comcast Corp.	4.650%	7/15/42	1,290	1,326
Comcast Corp.	4.500%	1/15/43	500	504
Comcast Corp.	4.750%	3/1/44	525	547
Comcast Corp.	4.600%	8/15/45	845	863
4 Cox Communications Inc.	4.800%	2/1/35	1,540	1,350
4 Deutsche Telekom International Finance BV	2.250%	3/6/17	400	405
4 Deutsche Telekom International Finance BV	4.875%	3/6/42	705	716
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	810	807
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	255	279
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	100	107
Discovery Communications LLC	5.625%	8/15/19	80	89
Discovery Communications LLC	5.050%	6/1/20	420	457
Discovery Communications LLC	3.250%	4/1/23	125	119
Grupo Televisa SAB	6.625%	1/15/40	630	695
4 GTP Acquisition Partners I LLC	2.350%	6/15/20	580	583
4 NBCUniversal Enterprise Inc.	1.662%	4/15/18	1,920	1,927
4 NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,530	2,538
NBCUniversal Media LLC	4.375%	4/1/21	600	657
Orange SA	4.125%	9/14/21	1,740	1,867
Orange SA	9.000%	3/1/31	360	512
4 SBA Tower Trust	2.933%	12/15/17	840	861

4 Sky plc	2.625%	9/16/19	975	981
4 Sky plc	3.750%	9/16/24	1,435	1,417
Time Warner Cable Inc.	5.850%	5/1/17	1,030	1,093
Time Warner Cable Inc.	8.750%	2/14/19	25	29
Time Warner Cable Inc.	8.250%	4/1/19	364	425
Time Warner Entertainment Co. LP	8.375%	3/15/23	95	116
Time Warner Inc.	4.875%	3/15/20	700	775
Time Warner Inc.	4.750%	3/29/21	350	381
Time Warner Inc.	6.500%	11/15/36	620	721
Verizon Communications Inc.	4.500%	9/15/20	1,280	1,384
Verizon Communications Inc.	3.450%	3/15/21	485	496
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,064
Verizon Communications Inc.	6.400%	9/15/33	2,230	2,554
Verizon Communications Inc.	5.850%	9/15/35	475	515
Verizon Communications Inc.	6.900%	4/15/38	290	351
Verizon Communications Inc.	4.750%	11/1/41	290	270
Verizon Communications Inc.	6.550%	9/15/43	1,360	1,607
Verizon Communications Inc.	4.862%	8/21/46	2,201	2,062
Walt Disney Co.	4.125%	6/1/44	560	562

Consumer Cyclical (1.7%)
Amazon.com Inc.	2.500%	11/29/22	885	858
Amazon.com Inc.	4.800%	12/5/34	520	534
Amazon.com Inc.	4.950%	12/5/44	645	659
4 American Honda Finance Corp.	1.500%	9/11/17	490	492
4 American Honda Finance Corp.	1.600%	2/16/18	810	811
American Honda Finance Corp.	2.125%	10/10/18	1,110	1,123
AutoZone Inc.	3.700%	4/15/22	1,371	1,411
AutoZone Inc.	3.125%	7/15/23	600	593
CVS Health Corp.	5.750%	6/1/17	176	189
CVS Health Corp.	2.750%	12/1/22	1,200	1,180
CVS Health Corp.	4.875%	7/20/35	1,135	1,191
CVS Health Corp.	5.125%	7/20/45	1,310	1,408
4 Daimler Finance North America LLC	2.375%	8/1/18	900	904
4 Daimler Finance North America LLC	2.250%	7/31/19	1,575	1,533
Daimler Finance North America LLC	8.500%	1/18/31	1,000	1,410
eBay Inc.	1.350%	7/15/17	325	323
Ford Motor Credit Co. LLC	2.375%	3/12/19	1,700	1,685
Ford Motor Credit Co. LLC	3.157%	8/4/20	975	973
Home Depot Inc.	2.250%	9/10/18	975	999
Home Depot Inc.	2.700%	4/1/23	720	715
Home Depot Inc.	4.400%	3/15/45	780	805
4 Hyundai Capital America	1.625%	10/2/15	375	375
Lowe's Cos. Inc.	6.875%	2/15/28	710	907
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,276
McDonald's Corp.	2.625%	1/15/22	195	191
McDonald's Corp.	3.250%	6/10/24	140	139
4 Nissan Motor Acceptance Corp.	1.950%	9/12/17	1,186	1,198
4 Nissan Motor Acceptance Corp.	1.800%	3/15/18	1,100	1,102
4 Nissan Motor Acceptance Corp.	2.650%	9/26/18	585	597
PACCAR Financial Corp.	1.600%	3/15/17	1,002	1,010
Target Corp.	2.900%	1/15/22	825	842
Toyota Motor Credit Corp.	1.750%	5/22/17	1,200	1,213
Toyota Motor Credit Corp.	1.250%	10/5/17	900	900
4 Volkswagen Group of America Finance LLC	2.450%	11/20/19	440	411
Wal-Mart Stores Inc.	3.250%	10/25/20	742	787
Wal-Mart Stores Inc.	4.250%	4/15/21	1,000	1,107
Wal-Mart Stores Inc.	2.550%	4/11/23	1,910	1,887

Wal-Mart Stores Inc.		5.625%	4/15/41	2,790	3,365
Wal-Mart Stores Inc.		4.300%	4/22/44	125	128

	Consumer Noncyclical (4.0%)
	AbbVie Inc.	1.750%	11/6/17	775	777
	AbbVie Inc.	2.000%	11/6/18	995	998
	AbbVie Inc.	3.200%	11/6/22	215	214
	Actavis Funding SCS	3.000%	3/12/20	475	478
	Actavis Funding SCS	3.450%	3/15/22	1,090	1,076
	Actavis Funding SCS	3.800%	3/15/25	205	199
	Actavis Funding SCS	4.850%	6/15/44	900	829
	Altria Group Inc.	4.750%	5/5/21	590	643
	Altria Group Inc.	2.850%	8/9/22	455	446
	Altria Group Inc.	4.500%	5/2/43	385	368
	AmerisourceBergen Corp.	3.500%	11/15/21	1,310	1,361
	Amgen Inc.	3.875%	11/15/21	835	879
	Amgen Inc.	5.150%	11/15/41	945	978
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	620	693
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	280	305
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	4,615	4,413
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	125	109
	AstraZeneca plc	1.950%	9/18/19	390	392
	AstraZeneca plc	6.450%	9/15/37	615	798
[1,4,5]Avery 2014 A 144A		1.815%	4/25/26	1,190	1,190
4	BAT International Finance plc	2.750%	6/15/20	550	559
4	BAT International Finance plc	3.250%	6/7/22	1,480	1,498
4	BAT International Finance plc	3.500%	6/15/22	235	242
4	Baxalta Inc.	5.250%	6/23/45	400	396
4	Bayer US Finance LLC	2.375%	10/8/19	200	203
4	Bayer US Finance LLC	3.000%	10/8/21	1,980	2,013
4	Bayer US Finance LLC	3.375%	10/8/24	295	297
	Biogen Inc.	2.900%	9/15/20	550	554
	Bristol-Myers Squibb Co.	3.250%	11/1/23	990	1,027
	Cardinal Health Inc.	1.700%	3/15/18	75	75
	Cardinal Health Inc.	2.400%	11/15/19	625	634
	Cardinal Health Inc.	3.200%	3/15/23	1,065	1,059
	Cardinal Health Inc.	3.500%	11/15/24	580	582
	Cardinal Health Inc.	4.500%	11/15/44	665	644
4	Cargill Inc.	4.307%	5/14/21	2,092	2,298
4	Cargill Inc.	6.875%	5/1/28	645	835
4	Cargill Inc.	6.125%	4/19/34	1,270	1,572
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	55	55
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	255	261
1	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	461	432
	Celgene Corp.	2.250%	5/15/19	160	162
	Celgene Corp.	3.550%	8/15/22	475	483
	Coca-Cola Co.	3.300%	9/1/21	300	314
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	500	526
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	768	780
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	850	875
	Colgate-Palmolive Co.	7.600%	5/19/25	480	642
	ConAgra Foods Inc.	1.900%	1/25/18	185	184
	Diageo Capital plc	2.625%	4/29/23	1,230	1,191
	Diageo Investment Corp.	2.875%	5/11/22	525	519
	Dignity Health California GO	2.637%	11/1/19	140	143
	Dignity Health California GO	3.812%	11/1/24	300	308
	Eli Lilly & Co.	3.700%	3/1/45	635	595
4	EMD Finance LLC	2.950%	3/19/22	605	598

4 EMD Finance LLC	3.250%	3/19/25	1,200	1,173
Express Scripts Holding Co.	2.650%	2/15/17	1,072	1,089
Express Scripts Holding Co.	2.250%	6/15/19	575	574
Express Scripts Holding Co.	4.750%	11/15/21	600	644
Express Scripts Holding Co.	3.500%	6/15/24	355	348
4 Forest Laboratories Inc.	4.875%	2/15/21	575	621
Gilead Sciences Inc.	2.550%	9/1/20	615	618
Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,033
Gilead Sciences Inc.	3.500%	2/1/25	560	564
Gilead Sciences Inc.	4.500%	2/1/45	695	668
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	381
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,273
4 Grupo Bimbo SAB de CV	3.875%	6/27/24	360	351
4 Heineken NV	1.400%	10/1/17	205	205
4 Heineken NV	2.750%	4/1/23	860	842
4 Heineken NV	4.000%	10/1/42	35	32
4 Imperial Tobacco Finance plc	3.750%	7/21/22	530	531
4 Japan Tobacco Inc.	2.100%	7/23/18	545	551
Johnson & Johnson	5.150%	7/15/18	500	554
Kaiser Foundation Hospitals	3.500%	4/1/22	560	577
Kaiser Foundation Hospitals	4.875%	4/1/42	340	356
Kraft Foods Group Inc.	2.250%	6/5/17	295	298
4 Kraft Heinz Foods Co.	5.000%	7/15/35	230	239
4 Kraft Heinz Foods Co.	5.200%	7/15/45	255	268
Kroger Co.	3.300%	1/15/21	1,570	1,611
Kroger Co.	3.850%	8/1/23	270	279
Kroger Co.	4.000%	2/1/24	540	564
McKesson Corp.	3.250%	3/1/16	175	177
McKesson Corp.	2.700%	12/15/22	195	189
McKesson Corp.	2.850%	3/15/23	190	185
McKesson Corp.	3.796%	3/15/24	465	477
Medtronic Inc.	1.375%	4/1/18	225	224
Medtronic Inc.	2.500%	3/15/20	935	948
Medtronic Inc.	3.150%	3/15/22	1,290	1,309
Medtronic Inc.	3.625%	3/15/24	270	278
Medtronic Inc.	3.500%	3/15/25	2,196	2,241
Medtronic Inc.	4.375%	3/15/35	265	267
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	405	373
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	275	254
Merck & Co. Inc.	2.350%	2/10/22	790	779
Merck & Co. Inc.	2.800%	5/18/23	1,175	1,168
Merck & Co. Inc.	2.750%	2/10/25	1,210	1,178
Merck & Co. Inc.	4.150%	5/18/43	760	753
Molson Coors Brewing Co.	3.500%	5/1/22	690	685
Molson Coors Brewing Co.	5.000%	5/1/42	370	327
New York & Presbyterian Hospital	4.024%	8/1/45	735	701
Novartis Capital Corp.	3.400%	5/6/24	1,425	1,475
Novartis Capital Corp.	4.400%	5/6/44	210	226
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	50	52
PepsiCo Inc.	3.125%	11/1/20	330	345
PepsiCo Inc.	2.750%	3/5/22	670	673
PepsiCo Inc.	4.000%	3/5/42	845	816
Pfizer Inc.	6.200%	3/15/19	1,400	1,599
Pfizer Inc.	3.000%	6/15/23	755	756
Philip Morris International Inc.	4.500%	3/26/20	250	274
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,103

Philip Morris International Inc.	2.500%	8/22/22	575	561
Philip Morris International Inc.	2.625%	3/6/23	1,150	1,121
1 Procter & Gamble - Esop	9.360%	1/1/21	1,072	1,295
4 Roche Holdings Inc.	6.000%	3/1/19	333	378
4 Roche Holdings Inc.	2.875%	9/29/21	850	869
4 SABMiller Holdings Inc.	2.450%	1/15/17	400	406
4 SABMiller Holdings Inc.	3.750%	1/15/22	400	410
Sanofi	4.000%	3/29/21	1,130	1,222
St. Jude Medical Inc.	2.500%	1/15/16	666	669
The Pepsi Bottling Group Inc.	7.000%	3/1/29	500	684
Thermo Fisher Scientific Inc.	3.200%	3/1/16	260	262
Thermo Fisher Scientific Inc.	1.850%	1/15/18	530	531
Unilever Capital Corp.	4.250%	2/10/21	2,805	3,117

Energy (1.5%)
4 BG Energy Capital plc	4.000%	10/15/21	200	213
BP Capital Markets plc	1.846%	5/5/17	650	656
BP Capital Markets plc	4.750%	3/10/19	795	870
BP Capital Markets plc	2.315%	2/13/20	160	161
BP Capital Markets plc	4.500%	10/1/20	400	441
BP Capital Markets plc	3.062%	3/17/22	1,100	1,105
BP Capital Markets plc	3.245%	5/6/22	650	654
BP Capital Markets plc	2.500%	11/6/22	500	477
BP Capital Markets plc	3.994%	9/26/23	420	436
BP Capital Markets plc	3.814%	2/10/24	650	664
BP Capital Markets plc	3.506%	3/17/25	1,280	1,266
Chevron Corp.	3.191%	6/24/23	1,235	1,252
ConocoPhillips	5.200%	5/15/18	1,500	1,635
ConocoPhillips Co.	2.875%	11/15/21	375	374
ConocoPhillips Co.	3.350%	11/15/24	1,095	1,072
ConocoPhillips Co.	4.300%	11/15/44	1,570	1,485
Devon Energy Corp.	5.000%	6/15/45	565	512
Dominion Gas Holdings LLC	3.550%	11/1/23	470	470
Encana Corp.	6.500%	5/15/19	810	888
EOG Resources Inc.	5.625%	6/1/19	425	478
EOG Resources Inc.	2.625%	3/15/23	1,050	1,018
Halliburton Co.	3.500%	8/1/23	1,980	1,989
Occidental Petroleum Corp.	4.100%	2/1/21	1,120	1,207
Occidental Petroleum Corp.	2.700%	2/15/23	250	246
Phillips 66	4.875%	11/15/44	280	269
4 Schlumberger Investment SA	2.400%	8/1/22	630	611
Schlumberger Investment SA	3.650%	12/1/23	1,120	1,147
Shell International Finance BV	4.375%	3/25/20	800	879
Shell International Finance BV	2.250%	1/6/23	640	612
Shell International Finance BV	4.125%	5/11/35	1,200	1,176
Shell International Finance BV	4.375%	5/11/45	1,735	1,724
Suncor Energy Inc.	3.600%	12/1/24	625	621
Suncor Energy Inc.	5.950%	12/1/34	500	558
Total Capital International SA	1.550%	6/28/17	1,365	1,375
Total Capital International SA	2.700%	1/25/23	885	857
Total Capital International SA	3.750%	4/10/24	1,400	1,442
Total Capital SA	2.125%	8/10/18	850	864
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,297

Other Industrial (0.1%)
4 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	305	312
4 Hutchison Whampoa International 14 Ltd.	3.625%	10/31/24	750	737

1 Johns Hopkins University Maryland GO	4.083%	7/1/53	690	687

Technology (0.7%)
Apple Inc.	2.850%	5/6/21	1,100	1,129
Apple Inc.	3.450%	5/6/24	1,000	1,031
Apple Inc.	3.850%	5/4/43	430	394
Apple Inc.	4.450%	5/6/44	120	119
Cisco Systems Inc.	4.450%	1/15/20	605	667
Cisco Systems Inc.	2.900%	3/4/21	320	328
EMC Corp.	1.875%	6/1/18	1,065	1,066
EMC Corp.	2.650%	6/1/20	310	313
EMC Corp.	3.375%	6/1/23	500	499
International Business Machines Corp.	3.375%	8/1/23	1,750	1,789
International Business Machines Corp.	3.625%	2/12/24	700	720
International Business Machines Corp.	5.875%	11/29/32	2,000	2,404
Microsoft Corp.	2.375%	2/12/22	635	634
Microsoft Corp.	3.625%	12/15/23	500	531
Microsoft Corp.	2.700%	2/12/25	760	743
Microsoft Corp.	3.500%	2/12/35	605	563
Oracle Corp.	2.800%	7/8/21	375	380
Oracle Corp.	2.500%	5/15/22	1,210	1,192
Oracle Corp.	2.950%	5/15/25	835	813
Oracle Corp.	6.125%	7/8/39	350	426

Transportation (0.7%)
Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	557
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,694
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	760	840
4 ERAC USA Finance LLC	5.900%	11/15/15	500	503
4 ERAC USA Finance LLC	2.750%	3/15/17	205	209
4 ERAC USA Finance LLC	2.350%	10/15/19	610	610
4 ERAC USA Finance LLC	4.500%	8/16/21	325	352
4 ERAC USA Finance LLC	3.300%	10/15/22	40	40
4 ERAC USA Finance LLC	7.000%	10/15/37	1,000	1,245
4 ERAC USA Finance LLC	4.500%	2/15/45	150	140
1 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	983	1,119
FedEx Corp.	2.625%	8/1/22	130	127
FedEx Corp.	2.700%	4/15/23	255	245
FedEx Corp.	3.200%	2/1/25	425	412
FedEx Corp.	4.900%	1/15/34	230	240
FedEx Corp.	3.875%	8/1/42	120	104
FedEx Corp.	4.100%	4/15/43	500	455
FedEx Corp.	5.100%	1/15/44	340	357
Kansas City Southern Railway Co.	4.950%	8/15/45	1,040	1,053
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,649
Southwest Airlines Co.	5.750%	12/15/16	1,500	1,580
1 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	391	439
United Parcel Service Inc.	2.450%	10/1/22	425	417
United Parcel Service Inc.	4.875%	11/15/40	460	516
				262,911
Utilities (2.0%)
Electric (1.8%)
Alabama Power Co.	5.550%	2/1/17	585	615
Alabama Power Co.	3.750%	3/1/45	630	570

Ameren Illinois Co.	6.125%	12/15/28	1,000	1,197
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,204
Commonwealth Edison Co.	5.950%	8/15/16	770	803
Connecticut Light & Power Co.	5.650%	5/1/18	465	516
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	700	730
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	890	933
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,365	1,376
Delmarva Power & Light Co.	3.500%	11/15/23	305	316
Dominion Resources Inc.	5.200%	8/15/19	750	830
Dominion Resources Inc.	3.625%	12/1/24	1,515	1,512
Duke Energy Carolinas LLC	5.250%	1/15/18	275	299
Duke Energy Carolinas LLC	5.100%	4/15/18	590	643
Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,173
Duke Energy Florida LLC	6.350%	9/15/37	200	263
Duke Energy Progress LLC	6.300%	4/1/38	365	477
Duke Energy Progress LLC	4.200%	8/15/45	845	862
Eversource Energy	4.500%	11/15/19	90	97
Eversource Energy	3.150%	1/15/25	110	108
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,190
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,123
Florida Power & Light Co.	5.950%	2/1/38	785	998
Georgia Power Co.	5.400%	6/1/18	1,165	1,281
Georgia Power Co.	4.300%	3/15/42	755	695
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,500	1,636
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	1,040	1,011
Northern States Power Co.	6.250%	6/1/36	2,000	2,592
Pacific Gas & Electric Co.	4.250%	5/15/21	300	325
Pacific Gas & Electric Co.	3.850%	11/15/23	450	469
Pacific Gas & Electric Co.	3.750%	2/15/24	305	315
Pacific Gas & Electric Co.	5.125%	11/15/43	285	315
PacifiCorp	6.250%	10/15/37	2,000	2,549
PECO Energy Co.	5.350%	3/1/18	565	617
Potomac Electric Power Co.	6.500%	11/15/37	750	982
Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	2,085
San Diego Gas & Electric Co.	6.000%	6/1/26	600	749
Sierra Pacific Power Co.	3.375%	8/15/23	850	871
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,202
South Carolina Electric & Gas Co.	5.100%	6/1/65	605	637
Southern California Edison Co.	2.400%	2/1/22	170	168
Southern California Edison Co.	6.000%	1/15/34	1,000	1,234
Southern California Edison Co.	5.550%	1/15/37	2,250	2,657
Southern California Edison Co.	3.600%	2/1/45	141	130
Southern Co.	2.450%	9/1/18	225	227
Virginia Electric & Power Co.	2.750%	3/15/23	690	684
Wisconsin Electric Power Co.	5.700%	12/1/36	690	846

Natural Gas (0.1%)
AGL Capital Corp.	6.375%	7/15/16	775	805
NiSource Finance Corp.	4.800%	2/15/44	1,355	1,406

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	1,170	1,219
				45,542
Total Corporate Bonds (Cost $492,634)				513,611

Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)
4	Abu Dhabi National Energy Co. PJSC	5.875%	10/27/16	595	623
4	CDP Financial Inc.	4.400%	11/25/19	1,000	1,102
4	Electricite de France SA	4.600%	1/27/20	1,200	1,320
4	Electricite de France SA	4.875%	1/22/44	50	53
[1,4] Electricite de France SA		5.250%	1/29/49	235	227
[1,4] Electricite de France SA		5.625%	12/29/49	1,400	1,372
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	2,000	2,506
	Korea Development Bank	2.875%	8/22/18	505	518
	Korea Development Bank	2.500%	3/11/20	2,000	2,028
	Quebec	5.125%	11/14/16	1,000	1,049
4	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	1,615	1,598
4	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	1,615	1,541
4	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,305	1,330
	Statoil ASA	2.250%	11/8/19	580	588
	Statoil ASA	2.900%	11/8/20	1,410	1,454
	Statoil ASA	2.750%	11/10/21	850	857
	Statoil ASA	2.450%	1/17/23	382	365
	Statoil ASA	2.650%	1/15/24	360	344
	Statoil ASA	3.700%	3/1/24	640	656
	Statoil ASA	3.250%	11/10/24	795	785
4	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,123
	United Mexican States	3.500%	1/21/21	342	347
	United Mexican States	3.600%	1/30/25	610	598
Total Sovereign Bonds (Cost $21,529)					22,384
Taxable Municipal Bonds (1.8%)
	Atlanta GA Downtown Development Authority
	Revenue	6.875%	2/1/21	350	397
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,000	1,330
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	665	912
	California GO	5.700%	11/1/21	265	313
	California GO	7.550%	4/1/39	1,170	1,691
	California GO	7.300%	10/1/39	300	415
	California GO	7.625%	3/1/40	90	129
	California GO	7.600%	11/1/40	920	1,350
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	215	251
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	530	590
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	425	526
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	350	394
	Chicago Transit Authority	6.899%	12/1/40	675	759
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	981
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	996	1,167
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.184%	10/1/42	1,015	1,202
	Houston TX GO	6.290%	3/1/32	580	711
	Illinois GO	5.100%	6/1/33	1,445	1,354
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	930

6 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	2,000	2,246
Los Angeles CA Community College District
GO	6.750%	8/1/49	405	560
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	350	432
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,400	1,677
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	545	668
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,223
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	567
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	804
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	115	129
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	80	102
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	150	196
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	472
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	445	562
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	1,555	2,105
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	655	826
Oregon GO	5.902%	8/1/38	490	601
6 Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,294
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	325	397
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	265	326
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,300	1,256
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	2,000	2,057
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	305	390
University of California	3.931%	5/15/45	570	544
University of California Regents General
Revenue	4.601%	5/15/31	590	636
University of California Regents Medical
Center Revenue	6.548%	5/15/48	295	377
University of California Regents Medical
Center Revenue	6.583%	5/15/49	900	1,155
University of California Revenue	5.770%	5/15/43	1,010	1,238
University of California Revenue	4.765%	5/15/44	145	152
Total Taxable Municipal Bonds (Cost $35,228)				39,394

Temporary Cash Investments (1.1%)
			Face
			Amount
			($000)
Repurchase Agreement (0.4%)
RBS Securities, Inc.
(Dated 9/30/15, Repurchase Value
$9,100,000, collateralized by U.S. Treasury
Note/Bond, 2.125%, 5/15/25, with a value of
$9,213,000)	0.100%	10/1/15	9,100	9,100

U.S. Government and Agency Obligations (0.7%)
7 Federal Home Loan Bank Discount Notes	0.200%	11/23/15	14,863	14,855
Total Temporary Cash Investments (Cost $23,958)				23,955
Total Investments (100%) (Cost $1,930,790)				2,223,187
Other Assets and Liabilities-Net (0.0%)[8]				97
Net Assets (100%)				2,223,284

* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2015.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate value of these securities was $108,220,000, representing 4.9% of net assets.
5 Adjustable-rate security.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Cash of $399,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,336,269	79,775	—
U.S. Government and Agency Obligations	—	169,689	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	38,110	—
Corporate Bonds	—	513,611	—
Sovereign Bonds	—	22,384	—
Taxable Municipal Bonds	—	39,394	—
Temporary Cash Investments	—	23,955	—
Futures Contracts—Assets[1]	33	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	1,336,297	886,918	—
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2015	(292)	(37,590)	(406)
5-Year U.S. Treasury Note	December 2015	100	12,052	103
2-Year U.S. Treasury Note	December 2015	24	5,257	5
Ultra Long U.S. Treasury Bond	December 2015	(15)	(2,406)	(31)
				(329)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. At September 30, 2015, the cost of investment securities for tax purposes was $1,932,280,000. Net unrealized appreciation of investment securities for tax purposes was $290,907,000, consisting of unrealized gains of $362,741,000 on securities that had risen in value since their purchase and $71,834,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (92.3%)
Consumer Discretionary (8.3%)
L Brands Inc.	204,600	18,440
TJX Cos. Inc.	133,000	9,499
Walt Disney Co.	88,100	9,004
Ross Stores Inc.	175,100	8,487
* Sony Corp. ADR	308,300	7,553
Carnival Corp.	138,800	6,898
* Bed Bath & Beyond Inc.	41,700	2,378
Royal Caribbean Cruises Ltd.	23,300	2,076
* Amazon.com Inc.	3,500	1,792
Whirlpool Corp.	6,600	972
VF Corp.	13,500	921
Time Warner Cable Inc.	4,700	843
		68,863
Consumer Staples (0.5%)
CVS Health Corp.	41,300	3,985

Energy (1.5%)
Schlumberger Ltd.	54,100	3,731
EOG Resources Inc.	41,700	3,036
^ Transocean Ltd.	193,600	2,501
Noble Energy Inc.	48,800	1,473
Exxon Mobil Corp.	11,200	833
National Oilwell Varco Inc.	10,800	406
		11,980
Financials (5.9%)
Charles Schwab Corp.	488,600	13,954
Marsh & McLennan Cos. Inc.	211,900	11,066
Wells Fargo & Co.	168,100	8,632
Chubb Corp.	41,000	5,029
Progressive Corp.	120,700	3,698
JPMorgan Chase & Co.	38,400	2,341
US Bancorp	43,100	1,768
CME Group Inc.	15,100	1,400
Discover Financial Services	14,200	738
American Express Co.	7,800	578
		49,204
Health Care (27.2%)
* Biogen Inc.	156,200	45,581
Eli Lilly & Co.	542,700	45,419
Amgen Inc.	267,971	37,066
Roche Holding AG	109,900	29,175
Novartis AG ADR	242,950	22,332
Medtronic plc	165,900	11,105
Johnson & Johnson	111,000	10,362
* Boston Scientific Corp.	544,502	8,935
Thermo Fisher Scientific Inc.	49,700	6,077
Abbott Laboratories	123,300	4,959
GlaxoSmithKline plc ADR	58,100	2,234

Sanofi ADR	36,800	1,747
AbbVie Inc.	14,000	762
		225,754
Industrials (15.1%)
FedEx Corp.	183,300	26,392
Southwest Airlines Co.	661,750	25,173
Airbus Group SE	213,300	12,632
Alaska Air Group Inc.	128,800	10,233
Honeywell International Inc.	69,600	6,590
Union Pacific Corp.	69,000	6,100
* United Continental Holdings Inc.	100,900	5,353
Caterpillar Inc.	78,900	5,157
United Parcel Service Inc. Class B	40,950	4,041
Delta Air Lines Inc.	84,600	3,796
Deere & Co.	44,200	3,271
Boeing Co.	23,200	3,038
American Airlines Group Inc.	70,200	2,726
CH Robinson Worldwide Inc.	30,600	2,074
United Technologies Corp.	20,400	1,815
Pentair plc	28,300	1,445
Safran SA	18,900	1,421
Rockwell Automation Inc.	13,600	1,380
CSX Corp.	42,500	1,143
Expeditors International of Washington Inc.	14,100	663
* Hertz Global Holdings Inc.	38,400	643
		125,086
Information Technology (31.1%)
* Adobe Systems Inc.	420,000	34,532
Texas Instruments Inc.	666,400	33,000
Microsoft Corp.	744,200	32,938
* Google Inc. Class A	27,500	17,555
* Google Inc. Class C	27,570	16,774
Hewlett-Packard Co.	473,950	12,138
Intel Corp.	344,600	10,386
QUALCOMM Inc.	176,600	9,489
Intuit Inc.	103,200	9,159
EMC Corp.	319,700	7,724
NetApp Inc.	255,400	7,560
* Micron Technology Inc.	456,600	6,840
Telefonaktiebolaget LM Ericsson ADR	686,800	6,717
Cisco Systems Inc.	242,700	6,371
NVIDIA Corp.	251,750	6,206
* Alibaba Group Holding Ltd. ADR	97,500	5,749
Visa Inc. Class A	79,500	5,538
Oracle Corp.	141,300	5,104
KLA-Tencor Corp.	90,900	4,545
Plantronics Inc.	71,650	3,643
Activision Blizzard Inc.	116,000	3,583
Analog Devices Inc.	42,400	2,392
Broadcom Corp. Class A	45,900	2,361
Corning Inc.	98,350	1,684
* BlackBerry Ltd.	195,800	1,200
Apple Inc.	9,500	1,048
* PayPal Holdings Inc.	31,700	984
MasterCard Inc. Class A	9,800	883
* eBay Inc.	31,700	775

* Entegris Inc.		46,900	618
SanDisk Corp.		8,700	473
			257,969
Materials (1.7%)
Monsanto Co.		121,300	10,352
Potash Corp. of Saskatchewan Inc.		104,700	2,152
Praxair Inc.		17,400	1,772
			14,276
Telecommunication Services (1.0%)
AT&T Inc.		259,508	8,455

Total Common Stocks (Cost $555,017)			765,572
	Coupon
Temporary Cash Investment (8.2%)
Money Market Fund (8.2%)
[1,2] Vanguard Market Liquidity Fund (Cost $68,048)	0.189%	68,047,940	68,048
Total Investments (100.5%) (Cost $623,065)			833,620
Other Assets and Liabilities-Net (-0.5%)[2]			(3,893)
Net Assets (100%)			829,727

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,247,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $2,261,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Vanguard Capital Growth Portfolio

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	722,344	43,228	—
Temporary Cash Investments	68,048	—	—
Total	790,392	43,228	—

D. At September 30, 2015, the cost of investment securities for tax purposes was $623,065,000. Net unrealized appreciation of investment securities for tax purposes was $210,555,000, consisting of unrealized gains of $240,593,000 on securities that had risen in value since their purchase and $30,038,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (97.7%)
Consumer Discretionary (7.3%)
Ford Motor Co.	2,025,900	27,491
Johnson Controls Inc.	623,200	25,776
Target Corp.	285,700	22,473
		75,740
Consumer Staples (11.3%)
Philip Morris International Inc.	462,200	36,666
Imperial Tobacco Group plc ADR	339,100	35,097
Altria Group Inc.	435,200	23,675
Wal-Mart Stores Inc.	335,400	21,748
		117,186
Energy (10.8%)
ConocoPhillips	622,644	29,862
Phillips 66	362,272	27,837
Occidental Petroleum Corp.	316,300	20,924
Marathon Petroleum Corp.	363,700	16,850
BP plc ADR	380,300	11,622
*,^ Seadrill Ltd.	756,100	4,461
		111,556
Financials (21.4%)
Wells Fargo & Co.	795,500	40,849
JPMorgan Chase & Co.	626,250	38,183
PNC Financial Services Group Inc.	415,572	37,069
Bank of America Corp.	1,649,046	25,692
American Express Co.	321,900	23,862
Citigroup Inc.	462,930	22,966
Capital One Financial Corp.	295,800	21,451
Navient Corp.	595,400	6,692
* SLM Corp.	595,200	4,405
		221,169
Health Care (18.0%)
Medtronic plc	585,800	39,213
Pfizer Inc.	1,088,614	34,193
Anthem Inc.	232,400	32,536
Sanofi ADR	625,300	29,683
Johnson & Johnson	287,100	26,801
Merck & Co. Inc.	476,200	23,520
		185,946
Industrials (11.2%)
Raytheon Co.	276,000	30,156
United Technologies Corp.	290,500	25,851
General Dynamics Corp.	186,400	25,714
Honeywell International Inc.	247,100	23,398
Xylem Inc.	326,300	10,719
		115,838
Information Technology (8.0%)
Microsoft Corp.	617,500	27,331
Oracle Corp.	673,000	24,309

QUALCOMM Inc.		364,400	19,579
Intel Corp.		395,200	11,911
			83,130
Materials (2.5%)
Air Products & Chemicals Inc.		204,100	26,039

Telecommunication Services (4.0%)
Verizon Communications Inc.		722,860	31,452
AT&T Inc.		300,127	9,778
			41,230
Utilities (3.2%)
CenterPoint Energy Inc.		1,018,200	18,368
Entergy Corp.		220,600	14,361
			32,729
Total Common Stocks (Cost $938,282)			1,010,563
	Coupon
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
[1,2] Vanguard Market Liquidity Fund (Cost $23,596)	0.189%	23,596,200	23,596
Total Investments (100.0%) (Cost $961,878)			1,034,159
Other Assets and Liabilities-Net (0.0%)[2]			(295)
Net Assets (100%)			1,033,864

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,818,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,849,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2015, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Vanguard Diversified Value Portfolio

C. At September 30, 2015, the cost of investment securities for tax purposes was $961,878,000. Net unrealized appreciation of investment securities for tax purposes was $72,281,000, consisting of unrealized gains of $206,344,000 on securities that had risen in value since their purchase and $134,063,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Income Portfolio

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (96.3%)[1]
Consumer Discretionary (5.8%)
Home Depot Inc.	169,700	19,599
McDonald's Corp.	89,796	8,848
Thomson Reuters Corp.	125,800	5,065
Target Corp.	44,700	3,516
Carnival Corp.	47,100	2,341
General Motors Co.	68,300	2,050
Darden Restaurants Inc.	27,400	1,878
Omnicom Group Inc.	24,900	1,641
Leggett & Platt Inc.	39,100	1,613
Cracker Barrel Old Country Store Inc.	9,800	1,443
American Eagle Outfitters Inc.	64,300	1,005
Ford Motor Co.	37,600	510
Time Warner Cable Inc.	2,100	377
Cablevision Systems Corp. Class A	7,220	234
		50,120
Consumer Staples (11.3%)
Coca-Cola Co.	322,024	12,920
Kraft Heinz Co.	169,665	11,975
Procter & Gamble Co.	149,800	10,777
Philip Morris International Inc.	125,773	9,978
Wal-Mart Stores Inc.	132,285	8,577
Altria Group Inc.	156,380	8,507
British American Tobacco plc	151,812	8,376
PepsiCo Inc.	83,800	7,902
Diageo plc ADR	43,400	4,678
Reynolds American Inc.	69,600	3,081
Clorox Co.	19,400	2,241
Dr Pepper Snapple Group Inc.	28,300	2,237
ConAgra Foods Inc.	51,100	2,070
Campbell Soup Co.	36,600	1,855
Kimberly-Clark Corp.	13,960	1,522
Pinnacle Foods Inc.	24,900	1,043
Vector Group Ltd.	10,960	248
		97,987
Energy (10.1%)
Exxon Mobil Corp.	301,750	22,435
Chevron Corp.	204,200	16,107
Suncor Energy Inc.	360,500	9,633
Phillips 66	116,000	8,913
Occidental Petroleum Corp.	120,950	8,001
Marathon Oil Corp.	276,300	4,255
Enbridge Inc.	105,900	3,932
Valero Energy Corp.	45,500	2,735
^ Nordic American Tankers Ltd.	109,100	1,658
HollyFrontier Corp.	33,700	1,646
PBF Energy Inc. Class A	58,300	1,646
Western Refining Inc.	37,100	1,637
Scorpio Tankers Inc.	166,300	1,525

^ Ship Finance International Ltd.	84,600	1,375
Noble Corp. plc	121,100	1,321
ConocoPhillips	15,100	724
Kinder Morgan Inc.	21,500	595
		88,138
Financials (16.4%)
Wells Fargo & Co.	666,400	34,220
JPMorgan Chase & Co.	462,000	28,168
Marsh & McLennan Cos. Inc.	265,900	13,885
PNC Financial Services Group Inc.	124,800	11,132
BlackRock Inc.	29,600	8,805
ACE Ltd.	79,200	8,189
MetLife Inc.	158,600	7,478
M&T Bank Corp.	51,400	6,268
US Bancorp	115,700	4,745
Principal Financial Group Inc.	67,000	3,172
Travelers Cos. Inc.	28,300	2,817
Prudential Financial Inc.	35,800	2,728
CME Group Inc.	28,800	2,671
Huntington Bancshares Inc.	167,100	1,771
First American Financial Corp.	42,800	1,672
Lazard Ltd. Class A	36,400	1,576
Maiden Holdings Ltd.	107,900	1,498
Janus Capital Group Inc.	106,000	1,442
Cincinnati Financial Corp.	11,000	592
PacWest Bancorp	11,100	475
		143,304
Health Care (11.7%)
Johnson & Johnson	288,686	26,949
Merck & Co. Inc.	403,074	19,908
Pfizer Inc.	607,199	19,072
Bristol-Myers Squibb Co.	176,060	10,423
Roche Holding AG	23,140	6,143
Eli Lilly & Co.	70,320	5,885
AstraZeneca plc ADR	173,800	5,530
AbbVie Inc.	90,000	4,897
Novartis AG	35,295	3,244
Baxalta Inc.	9,300	293
		102,344
Industrials (11.8%)
General Electric Co.	865,152	21,819
3M Co.	89,040	12,623
Eaton Corp. plc	194,200	9,962
United Technologies Corp.	97,600	8,685
United Parcel Service Inc. Class B	76,500	7,550
Raytheon Co.	59,300	6,479
Union Pacific Corp.	68,100	6,021
Honeywell International Inc.	61,100	5,786
Boeing Co.	35,500	4,649
Caterpillar Inc.	64,000	4,183
Waste Management Inc.	64,700	3,223
Lockheed Martin Corp.	15,200	3,151
PACCAR Inc.	39,900	2,082
General Dynamics Corp.	11,370	1,569
Aircastle Ltd.	74,100	1,527
General Cable Corp.	104,100	1,239

Pitney Bowes Inc.	41,300	820
Illinois Tool Works Inc.	9,300	765
National Presto Industries Inc.	5,700	480
Knoll Inc.	10,800	237
		102,850
Information Technology (13.5%)
Microsoft Corp.	808,600	35,789
Cisco Systems Inc.	754,600	19,808
Intel Corp.	653,400	19,693
International Business Machines Corp.	63,700	9,235
Analog Devices Inc.	143,600	8,100
Texas Instruments Inc.	101,400	5,021
Maxim Integrated Products Inc.	147,300	4,920
Symantec Corp.	146,700	2,856
Western Union Co.	102,000	1,873
QUALCOMM Inc.	32,600	1,752
Leidos Holdings Inc.	37,500	1,549
Computer Sciences Corp.	24,800	1,522
EarthLink Holdings Corp.	188,000	1,463
Apple Inc.	13,000	1,434
Diebold Inc.	47,200	1,405
Science Applications International Corp.	16,200	651
Linear Technology Corp.	2,200	89
		117,160
Materials (2.4%)
^ Dow Chemical Co.	190,000	8,056
International Paper Co.	122,110	4,615
Nucor Corp.	83,900	3,150
LyondellBasell Industries NV Class A	32,700	2,726
Avery Dennison Corp.	30,900	1,748
Domtar Corp.	21,700	776
EI du Pont de Nemours & Co.	3,566	172
		21,243
Other (0.9%)
2 Vanguard High Dividend Yield ETF	119,332	7,476

Telecommunication Services (4.0%)
Verizon Communications Inc.	537,617	23,392
AT&T Inc.	185,595	6,047
BCE Inc.	138,400	5,664
		35,103
Utilities (8.4%)
Dominion Resources Inc.	124,100	8,734
Xcel Energy Inc.	218,600	7,741
NextEra Energy Inc.	76,340	7,447
Eversource Energy	134,600	6,814
Duke Energy Corp.	90,800	6,532
UGI Corp.	167,100	5,818
National Grid plc	398,085	5,544
American Electric Power Co. Inc.	48,900	2,781
Public Service Enterprise Group Inc.	60,700	2,559
Exelon Corp.	82,800	2,459
Edison International	38,200	2,409
Consolidated Edison Inc.	33,000	2,206
CMS Energy Corp.	57,400	2,027
FirstEnergy Corp.	64,400	2,016

Vectren Corp.			42,900	1,802
WGL Holdings Inc.			31,100	1,794
IDACORP Inc.			26,100	1,689
American States Water Co.			35,500	1,470
Southern Co.			26,900	1,202
Otter Tail Corp.			4,900	128
				73,172
Total Common Stocks (Cost $756,069)				838,897
	Coupon
Temporary Cash Investments (4.5%)[1]
Money Market Fund (2.4%)
[3,4] Vanguard Market Liquidity Fund	0.189%		21,148,855	21,149

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (1.9%)
BNP Paribas Securities Corp.
(Dated 9/30/15, Repurchase Value
$16,400,000, collateralized by Federal
Home Loan Mortgage Corp. 2.000%-
7.000%, 10/15/15-7/1/45, Federal National
Mortgage Assn. 2.500%-7.000%, 4/1/16-
8/1/45, and Government National Mortgage
Assn. 3.000%-7.500%, 9/15/29-6/15/45,
with a value of $16,728,000)	0.100%	10/1/15	16,400	16,400

U.S. Government and Agency Obligations (0.2%)
[5,6] Federal Home Loan Bank Discount Notes	0.090%	10/14/15	300	300
[5,6] Federal Home Loan Bank Discount Notes	0.095%	10/21/15	1,300	1,300
[5,6] Federal Home Loan Bank Discount Notes	0.100%	10/23/15	100	100
				1,700
Total Temporary Cash Investments (Cost $39,249)				39,249
Total Investments (100.8%) (Cost $795,318)				878,146
Other Assets and Liabilities-Net (-0.8%)[4]				(6,588)
Net Assets (100%)				871,558

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,821,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.3% and 2.5%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $4,916,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,200,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Vanguard Equity Income Portfolio

whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	815,590	23,307	—
Temporary Cash Investments	21,149	18,100	—

Vanguard Equity Income Portfolio

Futures Contracts—Assets[1]	337	—	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	837,066	41,407	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2015	36	17,178	(319)
E-mini S&P 500 Index	December 2015	6	573	(5)
				(324)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At September 30, 2015, the cost of investment securities for tax purposes was $795,389,000. Net unrealized appreciation of investment securities for tax purposes was $82,757,000, consisting of unrealized gains of $127,942,000 on securities that had risen in value since their purchase and $45,185,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (92.7%)[1]
Consumer Discretionary (19.8%)
	Home Depot Inc.	86,029	9,935
*	Amazon.com Inc.	19,011	9,732
*	Liberty Interactive Corp. QVC Group Class A	274,300	7,195
	L Brands Inc.	60,450	5,448
	NIKE Inc. Class B	41,800	5,140
	Dollar General Corp.	56,490	4,092
	Starbucks Corp.	59,948	3,407
	Lowe's Cos. Inc.	49,156	3,388
*	AutoZone Inc.	4,427	3,204
	DR Horton Inc.	105,877	3,109
*	TripAdvisor Inc.	48,203	3,038
	Lennar Corp. Class A	59,442	2,861
*	O'Reilly Automotive Inc.	11,380	2,845
	Ross Stores Inc.	57,765	2,800
	Harley-Davidson Inc.	40,923	2,247
	Harman International Industries Inc.	22,962	2,204
	Dunkin' Brands Group Inc.	43,258	2,120
	BorgWarner Inc.	49,280	2,050
*	Discovery Communications Inc.	83,163	2,020
*	Chipotle Mexican Grill Inc. Class A	2,635	1,898
*	Priceline Group Inc.	1,450	1,793
	Las Vegas Sands Corp.	40,967	1,556
	VF Corp.	21,660	1,477
*	Discovery Communications Inc. Class A	46,378	1,207
	Wyndham Worldwide Corp.	15,929	1,145
*	Tesla Motors Inc.	4,570	1,135
*	Netflix Inc.	9,035	933
	Wynn Resorts Ltd.	9,519	506
			88,485
Consumer Staples (5.4%)
	Walgreens Boots Alliance Inc.	93,780	7,793
	Estee Lauder Cos. Inc. Class A	63,349	5,111
*	Monster Beverage Corp.	32,148	4,345
	Mondelez International Inc. Class A	78,966	3,306
	CVS Health Corp.	27,886	2,690
	Keurig Green Mountain Inc.	19,459	1,015
			24,260
Energy (0.5%)
	Schlumberger Ltd.	25,610	1,766
*	Cobalt International Energy Inc.	49,915	354
			2,120
Financials (7.9%)
	Equinix Inc.	30,710	8,396
	Crown Castle International Corp.	89,225	7,037
	Intercontinental Exchange Inc.	23,067	5,420
	Citigroup Inc.	58,860	2,920
*	Affiliated Managers Group Inc.	16,970	2,902
	American Tower Corporation	26,535	2,335

* Markel Corp.	2,565	2,057
BlackRock Inc.	6,900	2,052
Moody's Corp.	20,540	2,017
		35,136
Health Care (18.8%)
* Celgene Corp.	101,964	11,030
* Allergan plc	39,930	10,853
* Biogen Inc.	26,367	7,694
Bristol-Myers Squibb Co.	120,894	7,157
* Valeant Pharmaceuticals International Inc.	35,342	6,304
Novo Nordisk A/S ADR	106,475	5,775
Gilead Sciences Inc.	58,190	5,714
* Cerner Corp.	79,699	4,779
UnitedHealth Group Inc.	34,765	4,033
* Edwards Lifesciences Corp.	20,032	2,848
* IDEXX Laboratories Inc.	35,120	2,608
* Regeneron Pharmaceuticals Inc.	5,442	2,531
* Illumina Inc.	13,071	2,298
* IMS Health Holdings Inc.	67,252	1,957
Medtronic plc	29,098	1,948
Zoetis Inc.	42,240	1,740
Merck & Co. Inc.	26,974	1,332
* Vertex Pharmaceuticals Inc.	12,785	1,331
* Medivation Inc.	31,236	1,328
McKesson Corp.	2,158	399
		83,659
Industrials (5.7%)
* Verisk Analytics Inc. Class A	54,171	4,004
Union Pacific Corp.	36,340	3,213
* Nielsen Holdings plc	58,965	2,622
Equifax Inc.	24,086	2,341
Fortune Brands Home & Security Inc.	46,961	2,229
* IHS Inc. Class A	18,287	2,121
* TransDigm Group Inc.	9,830	2,088
AMETEK Inc.	37,851	1,980
* Stericycle Inc.	13,709	1,910
Kansas City Southern	16,405	1,491
* TransUnion	30,104	756
JB Hunt Transport Services Inc.	9,912	708
		25,463
Information Technology (33.1%)
Apple Inc.	146,775	16,189
MasterCard Inc. Class A	170,771	15,390
* Google Inc. Class C	20,505	12,476
Visa Inc. Class A	174,401	12,149
* Facebook Inc. Class A	123,079	11,065
QUALCOMM Inc.	174,166	9,358
* Google Inc. Class A	14,257	9,101
* Electronic Arts Inc.	97,475	6,604
Microsoft Corp.	141,122	6,246
* PayPal Holdings Inc.	179,116	5,560
* eBay Inc.	214,566	5,244
* Adobe Systems Inc.	56,638	4,657
Intuit Inc.	44,512	3,951
* Baidu Inc. ADR	28,510	3,918
Texas Instruments Inc.	59,720	2,957

*	Red Hat Inc.			40,490	2,910
*	Cognizant Technology Solutions Corp. Class A			42,390	2,654
	CDW Corp.			58,856	2,405
*	salesforce.com inc			33,679	2,338
*	Alliance Data Systems Corp.			8,973	2,324
*	FleetCor Technologies Inc.			15,921	2,191
*	Akamai Technologies Inc.			29,660	2,048
*	ServiceNow Inc.			19,254	1,337
*	Workday Inc. Class A			18,783	1,293
*	Alibaba Group Holding Ltd. ADR			20,719	1,222
	*,^ Zillow Group Inc.			36,090	974
*	Yelp Inc. Class A			33,850	733
	*,^ Zillow Group Inc. Class A			18,045	519
					147,813
	Materials (0.9%)
	Sherwin-Williams Co.			10,952	2,440
	Eagle Materials Inc.			19,841	1,357
					3,797
	Other (0.2%)
2	Vanguard Growth ETF			8,500	852
	*,3 WeWork Class A PP			4,015	132
					984
	Telecommunication Services (0.4%)
*	SBA Communications Corp. Class A			16,390	1,717
	Total Common Stocks (Cost $333,037)				413,434
	Convertible Preferred Stocks (0.2%)
	*,3 Airbnb Inc. (Cost $928)			9,972	928
	Preferred Stocks (1.5%)
	*,3 Uber Technologies PP			104,984	4,161
	*,3 Pinterest Prf G PP			24,865	893
	*,3 WeWork Pfd. D1 PP			19,954	656
	*,3 Cloudera, Inc. Pfd.			21,972	635
	*,3 WeWork Pfd. D2 PP			15,678	516
	Total Preferred Stocks (Cost $3,434)				6,861
		Coupon
	Temporary Cash Investments (6.1%)[1]
	Money Market Fund (5.5%)
	[4,5] Vanguard Market Liquidity Fund	0.189%		24,514,822	24,515

				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (0.2%)
	Bank of America Securities, LLC
	(Dated 9/30/15, Repurchase Value
	$1,000,000, collateralized by Government
	National Mortgage Assn. 3.500%, 9/20/45,
	with a value of $1,020,000)	0.120%	10/1/15	1,000	1,000

	U.S. Government and Agency Obligations (0.4%)
	[6,7] Federal Home Loan Bank Discount Notes	0.170%	11/6/15	500	500
	[6,7] Federal Home Loan Bank Discount Notes	0.145%	12/11/15	1,000	999

Vanguard Growth Portfolio

[7,8] Freddie Mac Discount Notes	0.125%	10/30/15	300	300
				1,799
Total Temporary Cash Investments (Cost $27,315)				27,314
Total Investments (100.5%) (Cost $364,714)				448,537
Other Assets and Liabilities-Net (-0.5%)[5]				(2,270)
Net Assets (100%)				446,267

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $641,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 96.3% and 2.5%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Restricted securities totaling $7,921,000, representing 1.8% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $677,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $1,000,000 have been segregated as initial margin for open futures contracts.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net

Vanguard Growth Portfolio

amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	413,302	—	132
Convertible Preferred Stocks	—	—	928
Preferred Stocks	—	—	6,861
Temporary Cash Investments	24,515	2,799	—
Futures Contracts—Assets[1]	289	—	—
Total	438,106	2,799	7,921
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the potfolio in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2015. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks,
Convertible Preferred
Stocks, and Preferred
Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2014	4,883
Purchases	1,821
Change in Unrealized Appreciation (Depreciation)	1,217

Vanguard Growth Portfolio

Balance as of September 30, 2015	7,921
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015, was
$1,217,000.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of September 30, 2015:

Security Type	Fair Value	Valuation Technique	Unobservable Input	Amount
	($000)
Common Stocks	132	Market Approach	Recent Market Transaction	$32.890

Convertible	928	Market Approach	Purchase Price	93.094
Preferred Stocks

Preferred Stocks	6,861	Market Approach	Recent Market Transaction	39.639
			Purchase Price	35.895
			Recent Market Transaction	32.890
			Comparable Company	28.880
			Approach

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)

Vanguard Growth Portfolio

S&P 500 Index	December 2015	33	15,747	(292)
E-mini S&P 500 Index	December 2015	4	382	7
				(285)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At September 30, 2015, the cost of investment securities for tax purposes was $364,714,000. Net unrealized appreciation of investment securities for tax purposes was $83,823,000, consisting of unrealized gains of $103,453,000 on securities that had risen in value since their purchase and $19,630,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Portfolio

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (97.2%)[1]
Australia (0.8%)
Brambles Ltd.	727,941	5,001
Orica Ltd.	434,103	4,607
James Hardie Industries plc	320,100	3,864
Amcor Ltd.	269,655	2,508
		15,980
Brazil (0.5%)
Raia Drogasil SA	504,786	4,979
Banco Bradesco SA Preference Shares	601,414	3,249
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	990,200	2,767
		10,995
Canada (1.6%)
^ Toronto-Dominion Bank	439,416	17,320
Suncor Energy Inc.	233,977	6,257
Bank of Nova Scotia	124,822	5,503
ShawCor Ltd.	146,886	3,080
First Quantum Minerals Ltd.	631,761	2,315
		34,475
China (9.9%)
Tencent Holdings Ltd.	4,274,900	72,060
* Baidu Inc. ADR	403,200	55,404
* Alibaba Group Holding Ltd. ADR	768,307	45,307
New Oriental Education & Technology Group Inc. ADR	557,300	11,263
China Pacific Insurance Group Co. Ltd.	1,618,600	6,038
* JD.com Inc. ADR	205,700	5,361
Mindray Medical International Ltd. ADR	183,450	4,012
* Youku Tudou Inc. ADR	226,911	4,000
CNOOC Ltd.	3,506,000	3,610
Beijing Enterprises Holdings Ltd.	533,500	3,214
		210,269
Denmark (2.2%)
Novozymes A/S	426,061	18,594
Novo Nordisk A/S Class B	229,369	12,378
Chr Hansen Holding A/S	163,100	9,123
* Genmab A/S	71,715	6,594
		46,689
Finland (0.3%)
Nokia Oyj	1,008,820	6,898

France (4.7%)
L'Oreal SA	105,858	18,400
Essilor International SA	129,313	15,798
Kering	89,975	14,729
Sanofi	99,216	9,446
Societe Generale SA	162,984	7,284
Airbus Group SE	119,807	7,095
^ Publicis Groupe SA	98,302	6,718
Safran SA	77,978	5,863

^	TOTAL SA	125,500	5,645
	Accor SA	118,371	5,550
	Schneider Electric SE	55,197	3,091
			99,619
Germany (6.8%)
*,2	Zalando SE	611,136	20,240
	SAP SE	262,198	16,986
	Fresenius Medical Care AG & Co. KGaA	189,422	14,804
	BASF SE	183,791	14,057
	Bayerische Motoren Werke AG	112,005	9,772
	Bayer AG	71,440	9,166
*,3	Home 24AG	2,691	7,654
	HeidelbergCement AG	105,780	7,264
	adidas AG	83,856	6,761
	Continental AG	29,916	6,390
	GEA Group AG	153,133	5,839
	MTU Aero Engines AG	69,000	5,777
	Deutsche Bank AG	177,891	4,801
*	MorphoSys AG	67,732	4,516
*,3	Rocket Internet AG	149,231	4,315
*,2	Rocket Internet SE	129,326	4,164
^,*	AIXTRON SE	274,000	1,663
	Bayer AG (London Shares)	889	114
			144,283
Hong Kong (4.9%)
	AIA Group Ltd.	13,149,600	68,388
	Hong Kong Exchanges and Clearing Ltd.	553,160	12,690
	Jardine Matheson Holdings Ltd.	227,251	10,761
	Techtronic Industries Co. Ltd.	1,984,500	7,398
	Hang Lung Properties Ltd.	1,822,000	4,098
			103,335
India (2.4%)
	Housing Development Finance Corp. Ltd.	863,800	16,004
	Idea Cellular Ltd.	4,660,884	10,656
	HDFC Bank Ltd.	457,216	7,469
	Zee Entertainment Enterprises Ltd.	1,207,347	7,252
*,2,3 Flipkart G Series		37,575	5,143
	Larsen & Toubro Ltd.	110,621	2,480
*,2,3 Flipkart H Series		16,044	2,282
			51,286
Indonesia (0.2%)
	Bank Mandiri Persero Tbk PT	5,834,800	3,165

Ireland (1.3%)
	Kerry Group plc Class A	185,846	13,981
*	Bank of Ireland	32,956,683	12,886
	Kerry Group plc Class A (London Shares)	2,735	204
			27,071
Israel (0.7%)
*	Check Point Software Technologies Ltd.	174,247	13,823

Italy (4.1%)
*	Fiat Chrysler Automobiles NV	4,194,416	54,517
	EXOR SPA	331,840	14,467
^	UniCredit SPA	1,950,486	12,160

Intesa Sanpaolo SPA (Registered)	1,607,334	5,678
		86,822
Japan (10.7%)
SoftBank Group Corp.	931,800	43,086
SMC Corp.	132,700	29,056
Rakuten Inc.	2,248,700	28,744
M3 Inc.	901,600	17,917
Sumitomo Mitsui Financial Group Inc.	407,100	15,437
Astellas Pharma Inc.	1,025,600	13,276
Bridgestone Corp.	370,000	12,804
Tokio Marine Holdings Inc.	261,600	9,773
Toyota Motor Corp.	146,800	8,595
Japan Tobacco Inc.	233,800	7,253
Kubota Corp.	501,000	6,895
Sekisui Chemical Co. Ltd.	615,000	6,473
SBI Holdings Inc.	477,700	5,398
MISUMI Group Inc.	513,000	5,294
Suzuki Motor Corp.	164,200	5,049
ORIX Corp.	384,500	4,960
^ Daikin Industries Ltd.	62,700	3,517
FANUC Corp.	20,400	3,138
		226,665
Mexico (0.2%)
Grupo Financiero Banorte SAB de CV	983,362	4,816

Netherlands (1.5%)
ASML Holding NV	202,511	17,801
ING Groep NV	561,069	7,949
Akzo Nobel NV	75,830	4,932
		30,682
Norway (1.4%)
Statoil ASA	710,417	10,357
Schibsted ASA Class A	214,063	7,258
* Schibsted ASA Class B	214,063	6,782
DNB ASA	323,354	4,209
		28,606
Other (0.4%)
4 Vanguard FTSE All-World ex-US ETF	218,440	9,312

Peru (0.2%)
Credicorp Ltd.	44,928	4,779

Portugal (0.2%)
Jeronimo Martins SGPS SA	343,323	4,634

Russia (0.9%)
Magnit PJSC GDR	329,132	15,744
* Mail.Ru Group Ltd. GDR	139,000	2,423
		18,167

Singapore (0.3%)
DBS Group Holdings Ltd.	465,311	5,311

South Africa (0.2%)
Sasol Ltd.	145,368	4,072

South Korea (1.9%)
NAVER Corp.	31,273	13,555
^,* Celltrion Inc.	209,202	12,048
Samsung Electronics Co. Ltd.	6,493	6,230
Hankook Tire Co. Ltd.	148,777	4,980
Hyundai Motor Co.	31,028	4,312
		41,125
Spain (6.1%)
Industria de Diseno Textil SA	2,261,342	75,827
Banco Popular Espanol SA	8,637,220	31,552
Distribuidora Internacional de Alimentacion SA	1,433,395	8,677
Banco Bilbao Vizcaya Argentaria SA	736,308	6,226
Banco Santander SA	1,049,120	5,579
		127,861
Sweden (5.9%)
* Svenska Handelsbanken AB Class A	2,703,555	38,782
* Atlas Copco AB Class A	1,464,090	35,210
Investment AB Kinnevik	1,100,606	31,461
* Assa Abloy AB Class B	394,328	7,073
Alfa Laval AB	393,219	6,437
Elekta AB Class B	920,856	6,130
		125,093
Switzerland (5.0%)
Nestle SA	356,478	26,809
Syngenta AG	69,095	22,139
Roche Holding AG	79,028	20,980
Cie Financiere Richemont SA	190,704	14,839
Novartis AG	95,823	8,807
LafargeHolcim Ltd.	115,152	6,036
Lonza Group AG	38,176	5,009
		104,619
Taiwan (0.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,703,000	14,840

Thailand (0.5%)
Kasikornbank PCL	1,617,800	7,642
Kasikornbank PCL (Foreign)	778,500	3,676
		11,318
Turkey (0.7%)
BIM Birlesik Magazalar AS	888,392	15,752

United Kingdom (14.0%)
Rolls-Royce Holdings plc	4,161,746	42,692
ARM Holdings plc	2,720,737	39,090
Prudential plc	1,318,860	27,824
HSBC Holdings plc	1,857,390	14,012
Standard Chartered plc	1,341,435	13,019
Royal Dutch Shell plc Class A	489,776	11,617
Carnival plc	216,484	11,200

	Aggreko plc			729,423	10,516
	Vodafone Group plc			3,282,871	10,355
	Capita plc			489,918	8,898
	Reckitt Benckiser Group plc			90,821	8,236
	Diageo plc			293,677	7,890
	BHP Billiton plc			517,966	7,884
	Unilever plc			191,201	7,788
	Burberry Group plc			374,315	7,759
	Lloyds Banking Group plc			6,765,159	7,702
*	Ocado Group plc			1,403,300	6,809
	Ultra Electronics Holdings plc			262,252	6,802
	WPP plc			325,548	6,778
	Inchcape plc			618,335	6,738
*,3	Spotify Ltd.			2,961	6,599
	G4S plc			1,821,898	6,369
	Intertek Group plc			147,843	5,456
	Spectris plc			208,096	5,324
	Imperial Tobacco Group plc			93,903	4,855
	Barclays plc			1,095,950	4,056
					296,268
United States (6.0%)
*	Amazon.com Inc.			119,791	61,320
*	Illumina Inc.			107,054	18,822
^,*	Tesla Motors Inc.			74,320	18,461
	MercadoLibre Inc.			151,400	13,786
	Samsonite International SA			2,813,300	9,194
	ResMed Inc.			118,794	6,054
					127,637
Total Common Stocks (Cost $1,984,708)					2,056,267
Preferred Stocks (0.2%)
*,3	You & Mr. Jones (Cost $5,200)			5,200,000	5,200
		Coupon
Temporary Cash Investments (4.8%)[1]
Money Market Fund (4.4%)
[5,6]	Vanguard Market Liquidity Fund	0.189%		92,682,282	92,682

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.4%)
7	Federal Home Loan Bank Discount Notes	0.930%	10/2/15	1,800	1,800
[7,8]	Federal Home Loan Bank Discount Notes	0.095%	10/7/15	1,500	1,500
7	Federal Home Loan Bank Discount Notes	0.090%	10/14/15	100	100
[7,9]	Federal Home Loan Bank Discount Notes	0.120%	10/30/15	4,700	4,700
[7,8,9] Federal Home Loan Bank Discount Notes		0.182%	11/25/15	500	500
					8,600
Total Temporary Cash Investments (Cost $101,282)					101,282
Total Investments (102.2%) (Cost $2,091,190)					2,162,749
Other Assets and Liabilities-Net (-2.2%)[6]					(47,497)
Net Assets (100%)					2,115,252

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $38,228,000.
* Non-income-producing security.

Vanguard International Portfolio

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.9% and 3.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate value of these securities was $31,829,000, representing 1.5% of net assets.
3 Restricted securities totaling $31,193,000, representing 1.5% of net assets.
4 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $39,211,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $249,000 have been segregated as collateral for open forward currency contracts.
9 Securities with a value of $3,100,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Vanguard International Portfolio

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North & South America	173,508	9,194	—
Common Stocks—Other	148,482	1,703,405	21,678
Preferred Stocks	—	—	5,200
Temporary Cash Investments	92,682	8,600	—
Futures Contracts—Assets[1]	822	—	—
Forward Currency Contracts—Assets	—	20	—
Forward Currency Contracts—Liabilities	—	(498)	—
Total	415,494	1,720,721	26,878
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2015. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks and
Preferred Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2014	4,500
Purchases	21,691
Change in Unrealized Appreciation (Depreciation)	687
Balance as of September 30, 2015	26,878

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015, was $687,000.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of September 30, 2015:

Vanguard International Portfolio

Security Type	Fair Value	Valuation Technique	Unobservable Input	Amount
	($000)
Common Stocks	21,678	Market Approach	Purchase Price	$2,844.390
			Purchase Price	2,228.610
			Purchase Price	142.240
			Recent Market	136.870
			Transaction
Preferred Stocks	5,200	Market Approach	Purchase Price	1.000

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Vanguard International Portfolio

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2015	378	13,042	(369)
Topix Index	December 2015	87	10,253	(114)
FTSE 100 Index	December 2015	99	9,025	(7)
S&P ASX 200 Index	December 2015	50	4,395	(1)
				(491)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At September 30, 2015, the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	12/23/15	EUR	16,411	USD	18,538	(172)
Bank of America, N.A.	12/15/15	JPY	1,684,461	USD	14,086	(25)
BNP Paribas	12/23/15	GBP	8,313	USD	12,783	(210)
BNP Paribas	12/22/15	AUD	8,642	USD	6,122	(85)
Morgan Stanley Capital Services
LLC	12/23/15	USD	4,626	EUR	4,119	16
Bank of America, N.A.	12/15/15	USD	3,649	JPY	437,424	(2)
BNP Paribas	12/23/15	USD	3,453	GBP	2,281	4
BNP Paribas	12/22/15	USD	1,652	AUD	2,370	(4)
						(478)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Vanguard International Portfolio

E. At September 30, 2015, the cost of investment securities for tax purposes was $2,091,190,000. Net unrealized appreciation of investment securities for tax purposes was $71,559,000, consisting of unrealized gains of $331,670,000 on securities that had risen in value since their purchase and $260,111,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (96.3%)[1]
Consumer Discretionary (12.4%)
*	IMAX Corp.	255,933	8,648
*	2U Inc.	194,581	6,985
*	Buffalo Wild Wings Inc.	32,880	6,360
*	Modine Manufacturing Co.	774,350	6,094
*	Boyd Gaming Corp.	356,960	5,818
	Foot Locker Inc.	50,200	3,613
*	Kona Grill Inc.	216,200	3,405
*	NVR Inc.	2,160	3,295
*	Skechers U.S.A. Inc. Class A	21,900	2,936
*,^ SodaStream International Ltd.		205,310	2,825
	Leggett & Platt Inc.	68,000	2,805
	Brinker International Inc.	45,001	2,370
*	Sportsman's Warehouse Holdings Inc.	188,100	2,317
	American Eagle Outfitters Inc.	146,700	2,293
	Jack in the Box Inc.	29,100	2,242
*	Pinnacle Entertainment Inc.	66,100	2,237
*	American Axle & Manufacturing Holdings Inc.	111,200	2,217
*	Performance Sports Group Ltd.	161,286	2,165
	Big Lots Inc.	44,800	2,147
*	Strayer Education Inc.	38,700	2,127
	Nutrisystem Inc.	77,700	2,061
^	Outerwall Inc.	35,880	2,043
*	Fiesta Restaurant Group Inc.	44,913	2,038
*	Build-A-Bear Workshop Inc.	106,100	2,004
	Cooper Tire & Rubber Co.	50,700	2,003
	Harman International Industries Inc.	20,600	1,977
	ClubCorp Holdings Inc.	91,500	1,964
	Interpublic Group of Cos. Inc.	98,600	1,886
	Lithia Motors Inc. Class A	17,200	1,860
*	Isle of Capri Casinos Inc.	105,200	1,835
^	World Wrestling Entertainment Inc. Class A	107,700	1,820
*	Penn National Gaming Inc.	106,200	1,782
	Cato Corp. Class A	52,200	1,776
	DR Horton Inc.	60,400	1,773
*	Deckers Outdoor Corp.	30,416	1,766
*	Skullcandy Inc.	312,875	1,730
	Aaron's Inc.	46,000	1,661
	Nexstar Broadcasting Group Inc. Class A	34,200	1,619
	Escalade Inc.	98,302	1,553
*	Five Below Inc.	43,984	1,477
	Cracker Barrel Old Country Store Inc.	9,900	1,458
*	Nautilus Inc.	97,200	1,458
	Brunswick Corp.	29,400	1,408
*	Michaels Cos. Inc.	60,700	1,402
	Oxford Industries Inc.	18,960	1,401
*	Crocs Inc.	107,680	1,392
	Dillard's Inc. Class A	15,600	1,363
	Churchill Downs Inc.	9,944	1,331
	Caleres Inc.	43,200	1,319

*	Denny's Corp.	114,400	1,262
*	Gray Television Inc.	98,100	1,252
*	Fox Factory Holding Corp.	73,761	1,244
*	Ascena Retail Group Inc.	88,650	1,233
	Domino's Pizza Inc.	11,110	1,199
*	Grand Canyon Education Inc.	31,200	1,185
*	BJ's Restaurants Inc.	26,930	1,159
*	Francesca's Holdings Corp.	94,500	1,156
	Williams-Sonoma Inc.	14,900	1,138
	Carter's Inc.	11,800	1,070
*	Del Frisco's Restaurant Group Inc.	76,500	1,063
*,^ Zoe's Kitchen Inc.		25,630	1,012
	Callaway Golf Co.	121,175	1,012
*	Express Inc.	46,400	829
*	Live Nation Entertainment Inc.	28,500	685
	Morningstar Inc.	8,400	674
*,^ Rentrak Corp.		12,209	660
*	ServiceMaster Global Holdings Inc.	19,400	651
	Libbey Inc.	19,200	626
	Culp Inc.	18,700	600
*	Cherokee Inc.	38,620	599
*	Gentherm Inc.	13,204	593
	PetMed Express Inc.	36,100	581
*	Diamond Resorts International Inc.	23,800	557
*	ZAGG Inc.	74,700	507
	La-Z-Boy Inc.	17,800	473
	Polaris Industries Inc.	3,500	420
	Tupperware Brands Corp.	8,327	412
	Bassett Furniture Industries Inc.	14,400	401
*	Jamba Inc.	24,300	346
	Vail Resorts Inc.	3,000	314
*	Select Comfort Corp.	13,300	291
*	Madison Square Garden Co. Class A	3,800	274
*	Tenneco Inc.	5,500	246
*	Reading International Inc. Class A	17,400	220
	AMC Entertainment Holdings Inc.	7,200	181
	Cablevision Systems Corp. Class A	5,500	179
*	Tower International Inc.	6,100	145
*	Vince Holding Corp.	40,200	138
			148,646
Consumer Staples (1.9%)
*,^ Freshpet Inc.		271,510	2,851
^	Cal-Maine Foods Inc.	44,500	2,430
	Dean Foods Co.	123,900	2,047
^	Pilgrim's Pride Corp.	94,552	1,965
*	USANA Health Sciences Inc.	13,800	1,850
	Ingles Markets Inc. Class A	38,400	1,837
	Inter Parfums Inc.	59,670	1,480
	PriceSmart Inc.	17,125	1,324
*	Landec Corp.	107,194	1,251
*	Boulder Brands Inc.	147,810	1,211
*	Natural Grocers by Vitamin Cottage Inc.	51,517	1,169
	Casey's General Stores Inc.	8,400	865
*	SUPERVALU Inc.	119,400	857
*	Seaboard Corp.	217	668
	Coca-Cola Bottling Co. Consolidated	1,800	348

*	Central Garden & Pet Co. Class A	14,300	230
			22,383
Energy (0.5%)
	Western Refining Inc.	55,200	2,435
	Core Laboratories NV	18,600	1,856
	Nabors Industries Ltd.	100,300	948
*	Enservco Corp.	813,200	586
	Superior Energy Services Inc.	38,009	480
	SemGroup Corp. Class A	5,600	242
*	REX American Resources Corp.	3,333	169
			6,716
Financials (7.4%)
	STAG Industrial Inc.	441,400	8,038
*	Affiliated Managers Group Inc.	46,400	7,934
*	Safeguard Scientifics Inc.	439,273	6,826
	Opus Bank	162,469	6,213
	MarketAxess Holdings Inc.	49,850	4,630
	QTS Realty Trust Inc. Class A	93,280	4,075
*	PRA Group Inc.	72,065	3,814
	Extra Space Storage Inc.	37,100	2,863
	Lazard Ltd. Class A	64,500	2,793
	Universal Insurance Holdings Inc.	81,855	2,418
	Financial Engines Inc.	80,133	2,362
*	Walker & Dunlop Inc.	82,300	2,146
*	MGIC Investment Corp.	223,400	2,069
*	Customers Bancorp Inc.	79,000	2,030
*	Credit Acceptance Corp.	10,259	2,020
	Lamar Advertising Co. Class A	35,600	1,858
	Legg Mason Inc.	43,700	1,818
*	Texas Capital Bancshares Inc.	34,200	1,793
	Jones Lang LaSalle Inc.	12,000	1,725
	Evercore Partners Inc. Class A	33,100	1,663
*	Pacific Premier Bancorp Inc.	77,700	1,579
*	Cowen Group Inc. Class A	345,800	1,577
*	INTL. FCStone Inc.	63,700	1,573
*	Harris & Harris Group Inc.	668,250	1,430
	Ryman Hospitality Properties Inc.	27,400	1,349
	CoreSite Realty Corp.	23,800	1,224
*	SVB Financial Group	10,000	1,155
*	Marcus & Millichap Inc.	24,900	1,145
	CyrusOne Inc.	34,200	1,117
	Omega Healthcare Investors Inc.	30,200	1,062
*	Heritage Insurance Holdings Inc.	50,000	986
	DuPont Fabros Technology Inc.	31,000	802
*	LendingTree Inc.	8,400	781
	Federal Realty Investment Trust	5,300	723
*,^ Impac Mortgage Holdings Inc.		36,600	598
*,^ World Acceptance Corp.		20,139	541
	OM Asset Management plc	30,000	463
	HCI Group Inc.	10,500	407
	CubeSmart	11,200	305
	Virtu Financial Inc. Class A	12,500	286
	CareTrust REIT Inc.	22,400	254
	AmTrust Financial Services Inc.	3,900	246
	Universal Health Realty Income Trust	4,300	202

*	Realogy Holdings Corp.	4,600	173
			89,066
Health Care (21.1%)
*	Sucampo Pharmaceuticals Inc. Class A	589,200	11,707
*	Zeltiq Aesthetics Inc.	270,524	8,665
	West Pharmaceutical Services Inc.	153,800	8,324
*	Cynosure Inc. Class A	260,399	7,822
*	Vascular Solutions Inc.	207,836	6,736
*	Nektar Therapeutics	610,000	6,686
*	AtriCure Inc.	291,700	6,391
	CONMED Corp.	127,239	6,074
*	Alkermes plc	100,900	5,920
*	Bio-Rad Laboratories Inc. Class A	43,244	5,808
*	Ligand Pharmaceuticals Inc.	66,986	5,737
*,^ Rockwell Medical Inc.		675,560	5,209
*	Cardiovascular Systems Inc.	301,600	4,777
*	NeoGenomics Inc.	825,991	4,733
*	ABIOMED Inc.	49,290	4,572
*,^ Enanta Pharmaceuticals Inc.		124,600	4,503
*	Durect Corp.	2,286,150	4,458
	LeMaitre Vascular Inc.	361,886	4,411
*	Cutera Inc.	315,100	4,121
*	Hologic Inc.	101,500	3,972
*	Spectranetics Corp.	335,600	3,957
*	Sage Therapeutics Inc.	90,758	3,841
*	Syneron Medical Ltd.	494,210	3,534
*	Paratek Pharmaceuticals Inc.	183,060	3,478
*	Mettler-Toledo International Inc.	11,900	3,388
*	Cempra Inc.	121,000	3,369
*	Cepheid	69,000	3,119
*	Centene Corp.	54,700	2,966
*	Zafgen Inc.	91,741	2,931
	ResMed Inc.	57,100	2,910
*	ImmunoGen Inc.	299,750	2,878
*	Quintiles Transnational Holdings Inc.	41,100	2,859
*	United Therapeutics Corp.	21,400	2,809
*	IDEXX Laboratories Inc.	37,200	2,762
*	Exact Sciences Corp.	152,675	2,747
*	Akorn Inc.	94,160	2,684
*,^ AcelRx Pharmaceuticals Inc.		825,530	2,518
*	LDR Holding Corp.	72,850	2,515
*	ExamWorks Group Inc.	83,000	2,427
*	Adeptus Health Inc. Class A	29,668	2,396
*	Inogen Inc.	48,863	2,372
*	Charles River Laboratories International Inc.	37,200	2,363
*	Harvard Bioscience Inc.	595,200	2,250
*	ICU Medical Inc.	20,300	2,223
*	Natus Medical Inc.	55,400	2,186
*,^ Esperion Therapeutics Inc.		91,300	2,154
*	Evolent Health Inc. Class A	134,030	2,139
*	Intersect ENT Inc.	90,812	2,125
*	Acceleron Pharma Inc.	83,720	2,085
*	Molina Healthcare Inc.	29,300	2,017
	Ensign Group Inc.	46,900	1,999
*	PRA Health Sciences Inc.	50,600	1,965
*	PAREXEL International Corp.	31,300	1,938
*	INC Research Holdings Inc. Class A	47,100	1,884

*	Incyte Corp.	16,800	1,854
*	Amedisys Inc.	48,800	1,853
*	Pacira Pharmaceuticals Inc.	44,600	1,833
*	Medidata Solutions Inc.	43,157	1,817
*	AMAG Pharmaceuticals Inc.	43,700	1,736
*	Align Technology Inc.	30,300	1,720
*	Merrimack Pharmaceuticals Inc.	193,200	1,644
*	Inovalon Holdings Inc. Class A	78,500	1,635
*	Isis Pharmaceuticals Inc.	39,600	1,601
	Quality Systems Inc.	127,300	1,589
*	Lannett Co. Inc.	38,000	1,578
*	Prestige Brands Holdings Inc.	33,800	1,526
*	Affymetrix Inc.	174,900	1,494
*	Tetraphase Pharmaceuticals Inc.	190,401	1,420
*	Array BioPharma Inc.	293,300	1,337
*	Infinity Pharmaceuticals Inc.	157,500	1,331
*	PTC Therapeutics Inc.	48,600	1,298
*	Eagle Pharmaceuticals Inc.	17,400	1,288
*	Bruker Corp.	73,700	1,211
*	Depomed Inc.	63,400	1,195
*	STAAR Surgical Co.	150,587	1,169
*	AMN Healthcare Services Inc.	38,000	1,140
*,^ OvaScience Inc.		124,100	1,054
*	FibroGen Inc.	47,400	1,039
*	VWR Corp.	38,800	997
	Phibro Animal Health Corp. Class A	31,400	993
*	Masimo Corp.	21,600	833
	Chemed Corp.	5,800	774
*	AVEO Pharmaceuticals Inc.	498,621	603
	Hill-Rom Holdings Inc.	11,400	593
*	LHC Group Inc.	10,500	470
*	NewLink Genetics Corp.	10,700	383
*	CTI BioPharma Corp.	185,800	271
*	RTI Surgical Inc.	37,100	211
*,^ Sequenom Inc.		115,026	201
*	BioTelemetry Inc.	10,900	133
*	Harvard Apparatus Regenerative Technology Inc.	140,297	119
*	Nanosphere Inc.	70,263	115
*	Alliance HealthCare Services Inc.	8,500	83
*	Teladoc Inc.	510	11
			252,566
Industrials (15.0%)
*	Advisory Board Co.	203,827	9,282
	Douglas Dynamics Inc.	464,424	9,223
	Tennant Co.	158,875	8,926
	Comfort Systems USA Inc.	323,940	8,831
	Kaman Corp.	213,350	7,649
*	Hawaiian Holdings Inc.	270,770	6,683
	Celadon Group Inc.	409,000	6,552
*	RBC Bearings Inc.	108,800	6,499
	John Bean Technologies Corp.	157,000	6,005
*,^ Titan Machinery Inc.		490,100	5,626
	Kennametal Inc.	225,749	5,619
*,^ Power Solutions International Inc.		228,317	5,185
	Mobile Mini Inc.	149,420	4,601
*	Rush Enterprises Inc. Class A	168,090	4,068
	Albany International Corp.	137,232	3,926

*	TASER International Inc.	168,523	3,712
	Alaska Air Group Inc.	44,528	3,538
	Cintas Corp.	40,400	3,464
	Apogee Enterprises Inc.	69,050	3,083
*	Spirit AeroSystems Holdings Inc. Class A	62,500	3,021
	Exponent Inc.	65,096	2,901
	Huntington Ingalls Industries Inc.	26,800	2,872
	Robert Half International Inc.	54,400	2,783
*	Proto Labs Inc.	41,000	2,747
*	JetBlue Airways Corp.	106,400	2,742
*	DXP Enterprises Inc.	99,783	2,722
	Allegion plc	46,700	2,693
*	Genesee & Wyoming Inc. Class A	45,130	2,666
*	Dycom Industries Inc.	35,000	2,533
	AO Smith Corp.	38,800	2,529
*	WageWorks Inc.	51,840	2,337
	Lennox International Inc.	19,100	2,165
*	American Woodmark Corp.	33,200	2,154
	Pitney Bowes Inc.	96,300	1,912
*,^ Virgin America Inc.		55,300	1,893
	Aircastle Ltd.	91,500	1,886
	CEB Inc.	27,000	1,845
*	Wabash National Corp.	171,900	1,820
	Deluxe Corp.	32,116	1,790
	Korn/Ferry International	52,400	1,733
	Lincoln Electric Holdings Inc.	32,400	1,699
	Acuity Brands Inc.	8,700	1,528
*	Meritor Inc.	142,800	1,518
*	Echo Global Logistics Inc.	74,300	1,456
*,^ Kornit Digital Ltd.		93,800	1,185
	General Cable Corp.	91,600	1,090
*	United Rentals Inc.	17,600	1,057
*	Avis Budget Group Inc.	23,500	1,026
	Allison Transmission Holdings Inc.	32,500	867
	Greenbrier Cos. Inc.	26,300	844
	HNI Corp.	17,000	729
	IDEX Corp.	10,000	713
	Global Brass & Copper Holdings Inc.	34,700	712
	Interface Inc. Class A	25,400	570
	Griffon Corp.	32,300	509
*	PAM Transportation Services Inc.	14,100	466
*	Hudson Technologies Inc.	128,367	381
*	Trex Co. Inc.	10,600	353
	Primoris Services Corp.	10,800	193
	ITT Corp.	4,700	157
	Heidrick & Struggles International Inc.	6,800	132
*	Aerojet Rocketdyne Holdings Inc.	5,800	94
			179,495
Information Technology (33.4%)
*	Euronet Worldwide Inc.	246,322	18,250
*	Super Micro Computer Inc.	573,019	15,620
*	SPS Commerce Inc.	204,957	13,915
*	Ultimate Software Group Inc.	74,462	13,329
*	Gigamon Inc.	460,761	9,220
*	Ruckus Wireless Inc.	773,400	9,188
*	Perficient Inc.	591,900	9,133
	Brooks Automation Inc.	771,843	9,038

*	CoStar Group Inc.	52,212	9,036
*	Infoblox Inc.	563,700	9,008
*	Radware Ltd.	518,300	8,428
*	Virtusa Corp.	161,977	8,311
*	Qualys Inc.	268,700	7,647
*	Pandora Media Inc.	358,325	7,647
*	Red Hat Inc.	102,900	7,396
*	Inphi Corp.	298,045	7,165
*	Proofpoint Inc.	116,886	7,051
*	BroadSoft Inc.	228,300	6,840
*	Mellanox Technologies Ltd.	175,300	6,625
	Teradyne Inc.	359,030	6,466
*	Imperva Inc.	94,900	6,214
*	Qlik Technologies Inc.	170,100	6,200
*	Fleetmatics Group plc	121,500	5,964
*	ShoreTel Inc.	791,800	5,915
*	PROS Holdings Inc.	263,300	5,829
*	LivePerson Inc.	692,640	5,236
*	Tyler Technologies Inc.	34,700	5,181
*	GTT Communications Inc.	207,700	4,831
*	Finisar Corp.	418,000	4,652
*	CEVA Inc.	239,500	4,447
*,^ Aerohive Networks Inc.		740,593	4,429
*	Microsemi Corp.	134,700	4,421
*	EPAM Systems Inc.	57,000	4,248
*	Constant Contact Inc.	174,088	4,220
*	Cadence Design Systems Inc.	201,100	4,159
*	PTC Inc.	126,907	4,028
*	Silicon Laboratories Inc.	90,500	3,759
*	Guidewire Software Inc.	67,816	3,566
*	Rudolph Technologies Inc.	280,500	3,492
	Monolithic Power Systems Inc.	67,000	3,430
	Broadridge Financial Solutions Inc.	61,600	3,410
*	Gartner Inc.	38,768	3,254
	Jack Henry & Associates Inc.	46,400	3,230
*	InvenSense Inc.	341,900	3,176
*	OSI Systems Inc.	41,000	3,155
	CDW Corp.	77,000	3,146
*	II-VI Inc.	191,100	3,073
*	Manhattan Associates Inc.	47,941	2,987
	Monotype Imaging Holdings Inc.	136,069	2,969
*	Paylocity Holding Corp.	94,027	2,820
	FEI Co.	37,800	2,761
	MAXIMUS Inc.	45,840	2,730
*	Yodlee Inc.	160,539	2,589
	Blackbaud Inc.	44,900	2,520
*	Blackhawk Network Holdings Inc.	59,300	2,514
*,^ Cimpress NV		32,600	2,481
*	IPG Photonics Corp.	32,364	2,459
*	Aspen Technology Inc.	64,700	2,453
	Intersil Corp. Class A	207,300	2,425
	DST Systems Inc.	22,700	2,387
*	TiVo Inc.	274,149	2,374
*	MicroStrategy Inc. Class A	12,000	2,358
*	Synchronoss Technologies Inc.	70,400	2,309
*	Ciena Corp.	111,200	2,304
	Booz Allen Hamilton Holding Corp. Class A	85,881	2,251

*	Demandware Inc.	43,300	2,238
*	WNS Holdings Ltd. ADR	78,829	2,203
*	Nimble Storage Inc.	87,500	2,110
	Avnet Inc.	49,100	2,096
	Heartland Payment Systems Inc.	33,100	2,086
*	Sykes Enterprises Inc.	80,100	2,043
*	ARRIS Group Inc.	74,544	1,936
	EarthLink Holdings Corp.	247,300	1,924
	Science Applications International Corp.	45,900	1,846
	Ebix Inc.	70,600	1,762
	Skyworks Solutions Inc.	20,400	1,718
*,^ Allot Communications Ltd.		345,300	1,695
	QAD Inc. Class A	64,200	1,644
	TeleTech Holdings Inc.	54,300	1,455
*	AVG Technologies NV	66,750	1,452
*,^ Ambarella Inc.		24,320	1,405
*	Infinera Corp.	71,300	1,395
*,^ Digimarc Corp.		44,375	1,356
*	Glu Mobile Inc.	279,700	1,222
*,^ VASCO Data Security International Inc.		67,100	1,143
*	Integrated Device Technology Inc.	55,600	1,129
	CSG Systems International Inc.	36,600	1,127
	Power Integrations Inc.	26,500	1,117
*	Rubicon Project Inc.	74,040	1,076
*	Synaptics Inc.	12,200	1,006
*	Cardtronics Inc.	30,700	1,004
	Diebold Inc.	33,600	1,000
*	Advanced Energy Industries Inc.	27,700	728
*	HubSpot Inc.	14,700	682
*	Unisys Corp.	51,100	608
*	Callidus Software Inc.	34,500	586
	FactSet Research Systems Inc.	3,350	535
*	Rackspace Hosting Inc.	19,000	469
	Hackett Group Inc.	32,900	452
*	Xcerra Corp.	63,500	399
*	ON Semiconductor Corp.	42,000	395
*	Angie's List Inc.	74,800	377
*	ePlus Inc.	4,600	364
*	Quantum Corp.	406,640	284
	Pegasystems Inc.	7,900	194
*	Barracuda Networks Inc.	12,000	187
*	FARO Technologies Inc.	5,150	180
*	Dot Hill Systems Corp.	12,100	118
*	Arista Networks Inc.	1,600	98
*	WebMD Health Corp.	2,000	80
			400,593
Materials (2.8%)
	Quaker Chemical Corp.	75,436	5,815
	Sealed Air Corp.	80,700	3,783
	Schweitzer-Mauduit International Inc.	98,410	3,383
	Avery Dennison Corp.	49,600	2,806
*	Chemtura Corp.	84,900	2,430
	Graphic Packaging Holding Co.	181,000	2,315
*	Berry Plastics Group Inc.	69,500	2,090
*	Trinseo SA	78,000	1,969
	Valspar Corp.	25,500	1,833
	Scotts Miracle-Gro Co. Class A	29,831	1,814

*	Ferro Corp.			137,400	1,505
	Silgan Holdings Inc.			24,510	1,276
	Ball Corp.			17,800	1,107
	International Flavors & Fragrances Inc.			8,100	836
*	AEP Industries Inc.			7,700	441
	Materion Corp.			6,900	207
*	US Concrete Inc.			2,712	130
					33,740
	Other (1.0%)
	^,2 Vanguard Small-Cap Growth ETF			104,300	12,284
*	NuPathe Inc. CVR			345,900	207
*	Prosensa Holding NV CVR Expire 2/15/17			189,490	188
					12,679
	Telecommunication Services (0.6%)
	Cogent Communications Holdings Inc.			128,662	3,494
	Inteliquent Inc.			81,900	1,829
*	Cincinnati Bell Inc.			239,400	747
*	FairPoint Communications Inc.			38,400	592
*	Vonage Holdings Corp.			27,800	163
					6,825
	Utilities (0.2%)
	American States Water Co.			48,500	2,008

	Total Common Stocks (Cost $1,120,071)				1,154,717

		Coupon
	Temporary Cash Investments (6.3%)[1]
	Money Market Fund (6.2%)
	[3,4] Vanguard Market Liquidity Fund	0.189%		73,911,837	73,912

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.1%)
	[5,6] Federal Home Loan Bank Discount Notes	0.090%	10/14/15	100	100
	[5,6] Federal Home Loan Bank Discount Notes	0.095%	10/21/15	100	100
	[5,6] Federal Home Loan Bank Discount Notes	0.100%	10/23/15	1,100	1,100
5	Federal Home Loan Bank Discount Notes	0.170%	11/18/15	100	100
					1,400
	Total Temporary Cash Investments (Cost $75,312)				75,312
	Total Investments (102.6%) (Cost $1,195,383)				1,230,029
	Other Assets and Liabilities—Net (-2.6%)[4]				(31,740)
	Net Assets (100%)				1,198,289

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,685,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.0% and 4.6%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $27,002,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

6 Securities with a value of $1,300,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,154,322	—	395
Temporary Cash Investments	73,912	1,400	—
Futures Contracts—Assets[1]	325	—	—
Total	1,228,559	1,400	395
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Vanguard Small Company Growth Portfolio

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2015	2	954	(18)
E-mini S&P Mid-Cap 400 Index	December 2015	9	859	(15)
E-mini S&P 500 Index	December 2015	10	1,363	(37)
E-mini Russell 2000 Index	December 2015	156	17,096	(748)
				(818)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2015, the cost of investment securities for tax purposes was $1,195,428,000. Net unrealized appreciation of investment securities for tax purposes was $34,601,000, consisting of unrealized gains of $198,294,000 on securities that had risen in value since their purchase and $163,693,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Conservative Allocation Portfolio

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (28.1%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	1,361,946	42,316
Vanguard Extended Market Index Fund Investor Shares	164,066	10,164
		52,480
International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	1,578,952	22,453

U.S. Bond Fund (47.8%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	7,529,630	89,301

International Bond Fund (12.1%)
Vanguard Total International Bond Index Fund Investor Shares	2,147,212	22,696

Total Investment Companies (Cost $190,231)		186,930
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.189% (Cost $279)	279,000	279

Total Investments (100.2%) (Cost $190,510)		187,209
Other Assets and Liabilities-Net (-0.2%)		(303)
Net Assets (100%)		186,906

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2015, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2015, the cost of investment securities for tax purposes was $190,510,000. Net unrealized depreciation of investment securities for tax purposes was $3,301,000, consisting of unrealized gains of $1,529,000 on securities that had risen in value since their purchase and $4,830,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Conservative Allocation Portfolio

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds			Sept. 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market Index	8,769	2,829	706	75	—	10,164
Fund
Vanguard Market Liquidity Fund	126	NA1	NA1	—	—	279
Vanguard Total International Bond	18,597	4,261	70	210	—	22,696
Index Fund
Vanguard Total International Stock	19,000	7,835	2,411	399	—	22,453
Index
Vanguard Variable Insurance	35,715	15,446	4,871	645	1,181	42,316
Fund-Equity Index
Vanguard Variable Insurance	77,541	26,292	13,035	1,873	351	89,301
Fund-Total Bond Market Index
Total	159,748	56,663	21,093	3,202	1,532	187,209
1 Not applicable — purchases and sales are for temporary cash investment purposes.

Vanguard Equity Index Portfolio

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (13.1%)
*	Amazon.com Inc.	84,562	43,286
	Walt Disney Co.	342,935	35,048
	Home Depot Inc.	283,011	32,685
	Comcast Corp. Class A	524,017	29,806
	McDonald's Corp.	207,591	20,454
	Starbucks Corp.	327,202	18,598
	NIKE Inc. Class B	149,439	18,376
	Lowe's Cos. Inc.	205,001	14,129
*	Priceline Group Inc.	11,169	13,814
	Time Warner Inc.	181,051	12,447
	Ford Motor Co.	859,081	11,658
	Time Warner Cable Inc.	62,193	11,156
	Target Corp.	138,504	10,895
	TJX Cos. Inc.	149,525	10,679
	Twenty-First Century Fox Inc. Class A	364,230	9,827
*	Netflix Inc.	93,341	9,638
	General Motors Co.	317,827	9,541
	Yum! Brands Inc.	95,045	7,599
	Johnson Controls Inc.	143,625	5,940
*	O'Reilly Automotive Inc.	22,167	5,542
	L Brands Inc.	56,689	5,109
	VF Corp.	74,740	5,098
	Carnival Corp.	102,125	5,076
*	AutoZone Inc.	6,803	4,924
*	Chipotle Mexican Grill Inc. Class A	6,826	4,916
	Delphi Automotive plc	63,619	4,838
	Dollar General Corp.	65,088	4,715
	Ross Stores Inc.	90,952	4,408
	CBS Corp. Class B	99,381	3,965
*	Under Armour Inc. Class A	39,767	3,849
	Macy's Inc.	73,923	3,794
	Omnicom Group Inc.	53,815	3,546
*	Dollar Tree Inc.	51,787	3,452
	Viacom Inc. Class B	78,626	3,393
	Royal Caribbean Cruises Ltd.	37,892	3,376
	Marriott International Inc. Class A	45,104	3,076
	Advance Auto Parts Inc.	16,076	3,047
	Genuine Parts Co.	33,318	2,762
*	CarMax Inc.	45,887	2,722
	Expedia Inc.	22,017	2,591
	Whirlpool Corp.	17,315	2,550
	Hanesbrands Inc.	88,035	2,548
	Harley-Davidson Inc.	46,036	2,527
	Tractor Supply Co.	29,946	2,525
	Best Buy Co. Inc.	67,691	2,513
*	Mohawk Industries Inc.	13,678	2,486
	Starwood Hotels & Resorts Worldwide Inc.	37,347	2,483
	Signet Jewelers Ltd.	17,320	2,358
	Newell Rubbermaid Inc.	59,035	2,344

Nordstrom Inc.	31,146	2,233
^ H&R Block Inc.	60,118	2,176
DR Horton Inc.	73,527	2,159
* Bed Bath & Beyond Inc.	37,708	2,150
BorgWarner Inc.	49,850	2,073
Kohl's Corp.	43,271	2,004
Wyndham Worldwide Corp.	26,576	1,911
Tiffany & Co.	24,607	1,900
Lennar Corp. Class A	38,945	1,874
* Michael Kors Holdings Ltd.	43,859	1,853
PVH Corp.	18,105	1,846
Hasbro Inc.	24,490	1,767
Coach Inc.	60,961	1,764
Goodyear Tire & Rubber Co.	59,284	1,739
Interpublic Group of Cos. Inc.	90,067	1,723
Darden Restaurants Inc.	25,049	1,717
Staples Inc.	141,351	1,658
Cablevision Systems Corp. Class A	48,223	1,566
Ralph Lauren Corp. Class A	13,232	1,563
Mattel Inc.	73,958	1,557
* TripAdvisor Inc.	24,617	1,551
Harman International Industries Inc.	15,752	1,512
Gap Inc.	52,409	1,494
* Discovery Communications Inc.	57,418	1,395
News Corp. Class A	109,223	1,378
PulteGroup Inc.	71,425	1,348
Comcast Corp. Special Class A	23,391	1,339
Leggett & Platt Inc.	30,344	1,252
TEGNA Inc.	49,632	1,111
Scripps Networks Interactive Inc. Class A	20,871	1,027
GameStop Corp. Class A	23,709	977
* AutoNation Inc.	16,581	965
Garmin Ltd.	26,615	955
Wynn Resorts Ltd.	17,755	943
* Discovery Communications Inc. Class A	32,818	854
* Urban Outfitters Inc.	21,109	620
* Fossil Group Inc.	9,459	529
		488,592
Consumer Staples (9.9%)
Procter & Gamble Co.	598,124	43,029
Coca-Cola Co.	861,787	34,575
PepsiCo Inc.	324,300	30,581
Philip Morris International Inc.	341,600	27,099
CVS Health Corp.	245,661	23,701
Altria Group Inc.	432,075	23,505
Wal-Mart Stores Inc.	346,729	22,482
Walgreens Boots Alliance Inc.	192,735	16,016
Mondelez International Inc. Class A	357,055	14,950
Costco Wholesale Corp.	96,472	13,947
Colgate-Palmolive Co.	198,472	12,595
Kraft Heinz Co.	130,220	9,191
Kimberly-Clark Corp.	80,112	8,735
Reynolds American Inc.	182,756	8,091
Kroger Co.	215,538	7,774
General Mills Inc.	130,714	7,337
Archer-Daniels-Midland Co.	136,112	5,642
Constellation Brands Inc. Class A	38,005	4,759

Sysco Corp.	121,908	4,751
* Monster Beverage Corp.	33,622	4,544
Estee Lauder Cos. Inc. Class A	49,068	3,959
ConAgra Foods Inc.	93,971	3,807
Kellogg Co.	54,918	3,655
Clorox Co.	28,887	3,337
Dr Pepper Snapple Group Inc.	41,942	3,316
Mead Johnson Nutrition Co.	44,681	3,146
Hershey Co.	32,190	2,958
Molson Coors Brewing Co. Class B	34,960	2,902
Tyson Foods Inc. Class A	67,132	2,893
JM Smucker Co.	22,695	2,589
Whole Foods Market Inc.	78,440	2,483
Coca-Cola Enterprises Inc.	46,865	2,266
Brown-Forman Corp. Class B	23,375	2,265
McCormick & Co. Inc.	25,565	2,101
Campbell Soup Co.	38,916	1,972
Hormel Foods Corp.	29,560	1,871
Keurig Green Mountain Inc.	25,378	1,323
		370,147
Energy (6.9%)
Exxon Mobil Corp.	918,527	68,292
Chevron Corp.	414,861	32,724
Schlumberger Ltd.	279,005	19,243
ConocoPhillips	271,087	13,001
Occidental Petroleum Corp.	168,645	11,156
Kinder Morgan Inc.	396,284	10,969
EOG Resources Inc.	120,682	8,786
Phillips 66	105,540	8,110
Anadarko Petroleum Corp.	111,409	6,728
Halliburton Co.	186,570	6,595
Valero Energy Corp.	109,535	6,583
Marathon Petroleum Corp.	119,204	5,523
Williams Cos. Inc.	148,231	5,462
Baker Hughes Inc.	95,485	4,969
Pioneer Natural Resources Co.	32,747	3,983
Spectra Energy Corp.	147,533	3,876
Apache Corp.	82,989	3,250
National Oilwell Varco Inc.	85,422	3,216
Devon Energy Corp.	85,023	3,153
Noble Energy Inc.	94,386	2,849
Tesoro Corp.	27,663	2,690
Hess Corp.	53,586	2,683
* Cameron International Corp.	41,757	2,561
Marathon Oil Corp.	147,483	2,271
EQT Corp.	33,557	2,173
Cimarex Energy Co.	20,506	2,101
Cabot Oil & Gas Corp.	90,724	1,983
* FMC Technologies Inc.	50,610	1,569
ONEOK Inc.	45,612	1,469
Columbia Pipeline Group Inc.	69,851	1,278
* Newfield Exploration Co.	35,438	1,166
Range Resources Corp.	36,181	1,162
Helmerich & Payne Inc.	23,728	1,121
* Southwestern Energy Co.	85,575	1,086
^ Transocean Ltd.	75,158	971
Murphy Oil Corp.	36,637	887

^ Chesapeake Energy Corp.	114,143	837
Ensco plc Class A	52,129	734
CONSOL Energy Inc.	49,606	486
Diamond Offshore Drilling Inc.	14,976	259
		257,955
Financials (16.6%)
Wells Fargo & Co.	1,029,360	52,858
* Berkshire Hathaway Inc. Class B	381,563	49,756
JPMorgan Chase & Co.	815,232	49,705
Bank of America Corp.	2,307,046	35,944
Citigroup Inc.	663,527	32,918
American International Group Inc.	286,235	16,264
Goldman Sachs Group Inc.	88,266	15,337
US Bancorp	364,882	14,964
American Express Co.	187,590	13,906
Simon Property Group Inc.	68,418	12,570
MetLife Inc.	245,268	11,564
Morgan Stanley	337,316	10,625
PNC Financial Services Group Inc.	113,796	10,151
Bank of New York Mellon Corp.	246,368	9,645
Capital One Financial Corp.	120,128	8,712
BlackRock Inc.	28,248	8,403
American Tower Corporation	93,040	8,186
Prudential Financial Inc.	99,565	7,588
Charles Schwab Corp.	263,961	7,539
ACE Ltd.	71,693	7,413
CME Group Inc.	74,535	6,912
Public Storage	32,419	6,861
Travelers Cos. Inc.	68,551	6,823
Chubb Corp.	50,373	6,178
Marsh & McLennan Cos. Inc.	118,171	6,171
BB&T Corp.	170,590	6,073
State Street Corp.	90,300	6,069
Equity Residential	79,904	6,002
Crown Castle International Corp.	74,129	5,847
Intercontinental Exchange Inc.	24,515	5,761
Aflac Inc.	95,164	5,532
Aon plc	61,886	5,484
Allstate Corp.	89,884	5,235
Welltower Inc.	77,131	5,223
McGraw Hill Financial Inc.	60,145	5,202
AvalonBay Communities Inc.	29,120	5,091
Discover Financial Services	97,143	5,050
Prologis Inc.	115,221	4,482
Ameriprise Financial Inc.	39,927	4,357
SunTrust Banks Inc.	113,331	4,334
Hartford Financial Services Group Inc.	92,464	4,233
* Berkshire Hathaway Inc. Class A	21	4,100
Ventas Inc.	72,697	4,075
T. Rowe Price Group Inc.	57,839	4,020
Boston Properties Inc.	33,587	3,977
Progressive Corp.	129,179	3,958
Moody's Corp.	39,240	3,853
HCP Inc.	101,631	3,786
M&T Bank Corp.	29,101	3,549
Vornado Realty Trust	38,394	3,472
Equinix Inc.	12,457	3,406

Fifth Third Bancorp	178,114	3,368
General Growth Properties Inc.	128,782	3,344
Northern Trust Corp.	48,047	3,275
Essex Property Trust Inc.	14,307	3,196
Franklin Resources Inc.	85,424	3,183
Weyerhaeuser Co.	114,055	3,118
Invesco Ltd.	94,254	2,944
Principal Financial Group Inc.	60,064	2,843
Regions Financial Corp.	295,253	2,660
Lincoln National Corp.	55,350	2,627
Host Hotels & Resorts Inc.	165,718	2,620
XL Group plc Class A	67,343	2,446
KeyCorp	185,882	2,418
Realty Income Corp.	51,009	2,417
SL Green Realty Corp.	21,954	2,374
Loews Corp.	65,027	2,350
Macerich Co.	29,577	2,272
Kimco Realty Corp.	91,022	2,224
* Affiliated Managers Group Inc.	12,008	2,053
* CBRE Group Inc. Class A	61,616	1,972
Huntington Bancshares Inc.	176,645	1,872
Unum Group	54,823	1,759
Cincinnati Financial Corp.	32,315	1,739
* E*TRADE Financial Corp.	63,151	1,663
Comerica Inc.	39,028	1,604
Plum Creek Timber Co. Inc.	38,669	1,528
Leucadia National Corp.	74,414	1,508
Torchmark Corp.	25,634	1,446
Nasdaq Inc.	25,917	1,382
Apartment Investment & Management Co.	34,533	1,278
Iron Mountain Inc.	41,069	1,274
Zions Bancorporation	44,595	1,228
Assurant Inc.	15,087	1,192
Hudson City Bancorp Inc.	106,204	1,080
People's United Financial Inc.	68,026	1,070
Legg Mason Inc.	24,224	1,008
Navient Corp.	85,935	966
* Genworth Financial Inc. Class A	108,089	499
		616,964
Health Care (14.7%)
Johnson & Johnson	610,550	56,995
Pfizer Inc.	1,359,770	42,710
Gilead Sciences Inc.	322,838	31,699
Merck & Co. Inc.	620,661	30,654
UnitedHealth Group Inc.	210,300	24,397
* Allergan plc	86,789	23,590
Amgen Inc.	167,046	23,106
Bristol-Myers Squibb Co.	366,196	21,679
Medtronic plc	313,047	20,955
AbbVie Inc.	364,874	19,853
* Celgene Corp.	174,280	18,852
Eli Lilly & Co.	214,609	17,961
* Biogen Inc.	51,688	15,083
Abbott Laboratories	327,330	13,165
* Express Scripts Holding Co.	148,310	12,007
Thermo Fisher Scientific Inc.	87,539	10,704
McKesson Corp.	50,874	9,413

Aetna Inc.	76,586	8,379
Anthem Inc.	58,058	8,128
* Regeneron Pharmaceuticals Inc.	17,053	7,932
* Alexion Pharmaceuticals Inc.	49,903	7,804
Cigna Corp.	56,609	7,643
Stryker Corp.	69,788	6,567
Becton Dickinson and Co.	45,947	6,095
Humana Inc.	32,944	5,897
Cardinal Health Inc.	72,569	5,575
* Vertex Pharmaceuticals Inc.	53,485	5,570
* HCA Holdings Inc.	70,580	5,460
Perrigo Co. plc	32,154	5,057
* Boston Scientific Corp.	294,362	4,831
AmerisourceBergen Corp. Class A	45,906	4,361
Zoetis Inc.	101,171	4,166
* Cerner Corp.	67,276	4,034
Baxter International Inc.	119,493	3,925
St. Jude Medical Inc.	61,379	3,872
Baxalta Inc.	119,693	3,772
* Intuitive Surgical Inc.	8,102	3,724
* Mylan NV	90,432	3,641
Zimmer Biomet Holdings Inc.	37,608	3,533
* Edwards Lifesciences Corp.	23,561	3,350
* Endo International plc	46,012	3,188
CR Bard Inc.	16,264	3,030
* DaVita HealthCare Partners Inc.	37,604	2,720
Agilent Technologies Inc.	73,031	2,507
Universal Health Services Inc. Class B	20,052	2,503
* Henry Schein Inc.	18,350	2,435
* Laboratory Corp. of America Holdings	22,078	2,395
* Waters Corp.	18,107	2,140
Quest Diagnostics Inc.	31,480	1,935
* Mallinckrodt plc	25,761	1,647
* Varian Medical Systems Inc.	21,872	1,614
DENTSPLY International Inc.	30,704	1,553
PerkinElmer Inc.	24,856	1,142
Patterson Cos. Inc.	19,000	822
* Tenet Healthcare Corp.	21,694	801
		546,571
Industrials (10.1%)
General Electric Co.	2,225,916	56,138
3M Co.	137,637	19,513
Boeing Co.	141,356	18,511
Union Pacific Corp.	191,266	16,910
Honeywell International Inc.	171,723	16,260
United Technologies Corp.	181,938	16,191
United Parcel Service Inc. Class B	153,995	15,198
Lockheed Martin Corp.	58,806	12,191
Danaher Corp.	131,092	11,170
General Dynamics Corp.	66,832	9,219
Caterpillar Inc.	132,633	8,669
FedEx Corp.	57,855	8,330
Delta Air Lines Inc.	175,332	7,867
Raytheon Co.	67,010	7,321
Precision Castparts Corp.	30,370	6,976
Northrop Grumman Corp.	41,247	6,845
Emerson Electric Co.	146,610	6,476

Illinois Tool Works Inc.	72,610	5,976
CSX Corp.	216,649	5,828
American Airlines Group Inc.	148,108	5,751
Southwest Airlines Co.	146,689	5,580
Eaton Corp. plc	102,577	5,262
Norfolk Southern Corp.	67,061	5,123
Deere & Co.	68,691	5,083
Waste Management Inc.	93,635	4,664
* United Continental Holdings Inc.	83,805	4,446
PACCAR Inc.	77,930	4,066
Cummins Inc.	36,884	4,005
* Nielsen Holdings plc	81,245	3,613
Roper Technologies Inc.	22,057	3,456
Stanley Black & Decker Inc.	33,927	3,290
Tyco International plc	92,135	3,083
Rockwell Automation Inc.	29,556	2,999
Parker-Hannifin Corp.	30,612	2,979
Ingersoll-Rand plc	58,379	2,964
WW Grainger Inc.	13,030	2,802
AMETEK Inc.	53,004	2,773
* Stericycle Inc.	18,712	2,607
Equifax Inc.	26,020	2,529
Rockwell Collins Inc.	28,961	2,370
Fastenal Co.	64,068	2,346
Textron Inc.	60,890	2,292
Republic Services Inc. Class A	54,602	2,250
Kansas City Southern	24,157	2,195
CH Robinson Worldwide Inc.	31,982	2,168
Dover Corp.	35,154	2,010
Pentair plc	39,274	2,005
Expeditors International of Washington Inc.	41,858	1,969
Snap-on Inc.	12,736	1,922
Masco Corp.	75,955	1,913
L-3 Communications Holdings Inc.	18,181	1,900
Cintas Corp.	19,650	1,685
Robert Half International Inc.	29,639	1,516
JB Hunt Transport Services Inc.	20,280	1,448
Fluor Corp.	32,476	1,375
Xylem Inc.	40,048	1,316
* United Rentals Inc.	21,258	1,277
Flowserve Corp.	29,644	1,220
Allegion plc	21,093	1,216
ADT Corp.	37,878	1,133
* Quanta Services Inc.	46,194	1,118
* Jacobs Engineering Group Inc.	27,772	1,039
Pitney Bowes Inc.	44,658	886
Ryder System Inc.	11,783	872
Dun & Bradstreet Corp.	8,067	847
Joy Global Inc.	21,345	319
		375,271
Information Technology (20.4%)
Apple Inc.	1,257,159	138,665
Microsoft Corp.	1,763,244	78,041
* Facebook Inc. Class A	498,288	44,796
* Google Inc. Class A	63,912	40,799
* Google Inc. Class C	65,211	39,676
Intel Corp.	1,048,189	31,592

Visa Inc. Class A	430,258	29,972
Cisco Systems Inc.	1,121,343	29,435
International Business Machines Corp.	198,652	28,799
Oracle Corp.	716,977	25,897
MasterCard Inc. Class A	220,050	19,831
QUALCOMM Inc.	346,363	18,610
Accenture plc Class A	137,665	13,527
Texas Instruments Inc.	226,269	11,205
EMC Corp.	426,354	10,301
Hewlett-Packard Co.	396,540	10,155
* salesforce.com inc	136,820	9,499
* Adobe Systems Inc.	109,779	9,026
* Cognizant Technology Solutions Corp. Class A	134,144	8,399
Automatic Data Processing Inc.	103,233	8,296
* PayPal Holdings Inc.	242,874	7,539
Avago Technologies Ltd. Class A	57,202	7,151
Broadcom Corp. Class A	123,268	6,340
* eBay Inc.	247,174	6,041
* Yahoo! Inc.	191,379	5,533
Intuit Inc.	60,559	5,375
TE Connectivity Ltd.	89,379	5,353
* Electronic Arts Inc.	68,360	4,631
Corning Inc.	270,188	4,626
* Fiserv Inc.	52,030	4,506
Fidelity National Information Services Inc.	62,074	4,164
Western Digital Corp.	50,895	4,043
Applied Materials Inc.	270,504	3,974
Analog Devices Inc.	69,103	3,898
* Micron Technology Inc.	236,799	3,547
Skyworks Solutions Inc.	42,087	3,544
* Alliance Data Systems Corp.	13,659	3,537
Amphenol Corp. Class A	68,000	3,465
Paychex Inc.	71,599	3,410
Activision Blizzard Inc.	109,981	3,397
Altera Corp.	65,879	3,299
Seagate Technology plc	66,550	2,981
Symantec Corp.	149,152	2,904
* Red Hat Inc.	40,368	2,902
NVIDIA Corp.	112,506	2,773
* Akamai Technologies Inc.	39,052	2,697
Motorola Solutions Inc.	38,563	2,637
SanDisk Corp.	45,541	2,474
* Citrix Systems Inc.	35,296	2,445
Xilinx Inc.	56,876	2,412
Lam Research Corp.	34,725	2,269
Xerox Corp.	228,217	2,221
* Autodesk Inc.	49,971	2,206
Linear Technology Corp.	52,697	2,126
Western Union Co.	113,599	2,086
NetApp Inc.	68,073	2,015
Microchip Technology Inc.	46,007	1,982
Juniper Networks Inc.	77,071	1,981
Harris Corp.	27,059	1,979
CA Inc.	69,547	1,899
Computer Sciences Corp.	30,214	1,855
* F5 Networks Inc.	15,806	1,830
KLA-Tencor Corp.	35,093	1,755
Total System Services Inc.	36,048	1,638

* VeriSign Inc.	22,850	1,612
* Qorvo Inc.	32,849	1,480
* Teradata Corp.	31,108	901
FLIR Systems Inc.	30,963	867
* First Solar Inc.	16,425	702
		761,523
Materials (2.8%)
^ Dow Chemical Co.	255,348	10,827
EI du Pont de Nemours & Co.	198,912	9,588
Monsanto Co.	103,080	8,797
LyondellBasell Industries NV Class A	82,096	6,843
Ecolab Inc.	58,875	6,460
Praxair Inc.	63,334	6,451
Air Products & Chemicals Inc.	42,435	5,414
PPG Industries Inc.	59,746	5,239
Sherwin-Williams Co.	17,403	3,877
Sigma-Aldrich Corp.	26,215	3,642
International Paper Co.	93,006	3,515
WestRock Co.	57,140	2,939
Alcoa Inc.	288,779	2,790
Nucor Corp.	69,960	2,627
Vulcan Materials Co.	29,177	2,603
Freeport-McMoRan Inc.	250,690	2,429
Mosaic Co.	74,343	2,313
CF Industries Holdings Inc.	51,465	2,311
Martin Marietta Materials Inc.	14,824	2,252
Sealed Air Corp.	46,296	2,170
Eastman Chemical Co.	32,806	2,123
Ball Corp.	30,372	1,889
Newmont Mining Corp.	115,581	1,857
International Flavors & Fragrances Inc.	17,742	1,832
Airgas Inc.	14,879	1,329
Avery Dennison Corp.	20,128	1,139
FMC Corp.	29,394	997
* Owens-Illinois Inc.	35,769	741
		104,994
Telecommunication Services (2.4%)
AT&T Inc.	1,356,126	44,183
Verizon Communications Inc.	896,008	38,985
CenturyLink Inc.	123,674	3,107
* Level 3 Communications Inc.	64,865	2,834
Frontier Communications Corp.	254,202	1,207
		90,316
Utilities (3.1%)
Duke Energy Corp.	151,912	10,928
NextEra Energy Inc.	101,489	9,900
Dominion Resources Inc.	130,468	9,182
Southern Co.	199,592	8,922
American Electric Power Co. Inc.	107,563	6,116
PG&E Corp.	107,925	5,698
Exelon Corp.	188,923	5,611
Sempra Energy	51,211	4,953
PPL Corp.	146,969	4,834
Public Service Enterprise Group Inc.	111,187	4,688
Edison International	71,813	4,529
Consolidated Edison Inc.	64,167	4,290
Xcel Energy Inc.	111,640	3,953

Vanguard Equity Index Portfolio

	WEC Energy Group Inc.			69,202	3,614
	Eversource Energy			69,634	3,525
	DTE Energy Co.			39,348	3,162
	FirstEnergy Corp.			92,502	2,896
	Entergy Corp.			39,293	2,558
	Ameren Corp.			53,011	2,241
	CMS Energy Corp.			60,860	2,150
	SCANA Corp.			31,351	1,764
	CenterPoint Energy Inc.			93,989	1,696
	AGL Resources Inc.			26,404	1,612
	Pinnacle West Capital Corp.			24,357	1,562
	AES Corp.			149,070	1,459
	TECO Energy Inc.			51,849	1,361
	Pepco Holdings Inc.			55,476	1,344
	NiSource Inc.			68,951	1,279
	NRG Energy Inc.			72,774	1,081
					116,908
Total Common Stocks (Cost $3,057,344)					3,729,241

		Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund		0.189%		3,698,853	3,699

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Federal Home Loan Bank Discount Notes	0.093%	10/2/15	1,200	1,200
4	Federal Home Loan Bank Discount Notes	0.095%	10/7/15	500	500
[4,5] Federal Home Loan Bank Discount Notes		0.145%	12/28/15	500	500
					2,200
Total Temporary Cash Investments (Cost $5,899)					5,899
Total Investments (100.2%) (Cost $3,063,243)					3,735,140
Other Assets and Liabilities-Net (-0.2%)[4]					(7,499)
Net Assets (100%)					3,727,641

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,744,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and 0.01%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $3,699,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts. The portfolio received additional collateral of $259,000 on the next business day.

Vanguard Equity Index Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,729,241	—	—
Temporary Cash Investments	3,699	2,200	—
Futures Contracts—Assets[1]	68	—	—
Futures Contracts—Liabilities[1]	(26)	—	—
Total	3,732,982	2,200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers.

Vanguard Equity Index Portfolio

The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2015	6	572	10
S&P 500 Index	December 2015	1	477	(9)
				1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2015, the cost of investment securities for tax purposes was $3,063,243,000. Net unrealized appreciation of investment securities for tax purposes was $671,897,000 consisting of unrealized gains of $946,064,000 on securities that had risen in value since their purchase and $274,167,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)[1]
Basic Materials (4.2%)
	Sigma-Aldrich Corp.	52,794	7,334
	Alcoa Inc.	577,840	5,582
	CF Industries Holdings Inc.	102,830	4,617
	Eastman Chemical Co.	62,337	4,035
	Celanese Corp. Class A	67,591	3,999
	Newmont Mining Corp.	233,214	3,748
	International Flavors & Fragrances Inc.	35,533	3,669
	Ashland Inc.	29,789	2,997
*	WR Grace & Co.	31,867	2,965
	Airgas Inc.	29,577	2,642
	Avery Dennison Corp.	40,254	2,277
	Freeport-McMoRan Inc.	229,593	2,225
	Albemarle Corp.	49,364	2,177
	FMC Corp.	58,812	1,994
	Reliance Steel & Aluminum Co.	30,756	1,661
*	Axalta Coating Systems Ltd.	62,345	1,580
	Westlake Chemical Corp.	17,402	903
	Huntsman Corp.	91,795	890
	CONSOL Energy Inc.	50,450	495
			55,790
Consumer Goods (14.8%)
*	Electronic Arts Inc.	130,629	8,850
	ConAgra Foods Inc.	190,214	7,705
*	Under Armour Inc. Class A	79,320	7,677
	Dr Pepper Snapple Group Inc.	84,166	6,653
	Clorox Co.	56,747	6,556
	Tyson Foods Inc. Class A	134,202	5,784
	JM Smucker Co.	50,503	5,762
	Molson Coors Brewing Co. Class B	64,574	5,361
	Genuine Parts Co.	63,452	5,259
	Hanesbrands Inc.	177,552	5,138
	Whirlpool Corp.	34,537	5,086
*	Mohawk Industries Inc.	27,679	5,032
	Harley-Davidson Inc.	90,845	4,987
	Church & Dwight Co. Inc.	57,751	4,845
	Delphi Automotive plc	62,661	4,765
	Newell Rubbermaid Inc.	118,107	4,690
*	Monster Beverage Corp.	33,751	4,561
	DR Horton Inc.	153,809	4,516
	Constellation Brands Inc. Class A	36,021	4,510
	Bunge Ltd.	60,220	4,414
	Coca-Cola Enterprises Inc.	90,956	4,398
*	Jarden Corp.	88,315	4,317
	BorgWarner Inc.	99,808	4,151
	McCormick & Co. Inc.	48,610	3,995
	Snap-on Inc.	25,671	3,875
	PVH Corp.	36,447	3,715
	Hormel Foods Corp.	58,217	3,686

	Lear Corp.	33,781	3,675
	Lennar Corp. Class A	75,948	3,655
	Hasbro Inc.	49,570	3,576
	Coach Inc.	121,939	3,528
*	LKQ Corp.	121,055	3,433
*	Michael Kors Holdings Ltd.	79,635	3,364
	Polaris Industries Inc.	27,706	3,321
	Mattel Inc.	149,386	3,146
	Ralph Lauren Corp. Class A	26,287	3,106
	Harman International Industries Inc.	31,327	3,007
	Leucadia National Corp.	137,425	2,784
	Keurig Green Mountain Inc.	50,847	2,651
	PulteGroup Inc.	140,023	2,642
*	WABCO Holdings Inc.	24,212	2,538
*	NVR Inc.	1,631	2,488
*	Edgewell Personal Care Co.	27,376	2,234
*	lululemon athletica Inc.	43,528	2,205
*	WhiteWave Foods Co. Class A	38,777	1,557
	Coty Inc. Class A	30,436	824
*,^ Fitbit Inc.		18,645	703
^	Pilgrim's Pride Corp.	28,822	599
*	GoPro Inc. Class A	17,231	538
	Lennar Corp. Class B	4,820	191
			196,053
Consumer Services (14.1%)
*	Chipotle Mexican Grill Inc. Class A	13,735	9,893
	Ross Stores Inc.	181,288	8,787
	Royal Caribbean Cruises Ltd.	77,558	6,910
*	Dollar Tree Inc.	98,325	6,554
*	Nielsen Holdings plc	145,499	6,470
	Advance Auto Parts Inc.	32,294	6,121
*,^ Charter Communications Inc. Class A		32,053	5,637
*	CarMax Inc.	91,699	5,440
*	O'Reilly Automotive Inc.	20,829	5,207
	Marriott International Inc. Class A	76,188	5,196
	Expedia Inc.	43,619	5,133
	Tractor Supply Co.	59,869	5,048
	Best Buy Co. Inc.	132,309	4,911
	Signet Jewelers Ltd.	35,313	4,807
	Nordstrom Inc.	63,009	4,518
	Dollar General Corp.	61,721	4,471
*	United Continental Holdings Inc.	84,261	4,470
	Alaska Air Group Inc.	56,075	4,455
	Foot Locker Inc.	61,447	4,422
^	H&R Block Inc.	121,835	4,410
*	Ulta Salon Cosmetics & Fragrance Inc.	26,854	4,387
	AmerisourceBergen Corp. Class A	45,309	4,304
*	Norwegian Cruise Line Holdings Ltd.	65,644	3,761
	Wyndham Worldwide Corp.	52,045	3,742
	Tiffany & Co.	48,282	3,728
*	MGM Resorts International	198,707	3,666
	Interpublic Group of Cos. Inc.	181,050	3,464
	Darden Restaurants Inc.	50,436	3,457
	Staples Inc.	283,929	3,331
*	IHS Inc. Class A	28,659	3,324
*	TripAdvisor Inc.	49,208	3,101
*	Hertz Global Holdings Inc.	181,253	3,032

Aramark	100,287	2,973
* Discovery Communications Inc.	114,853	2,790
News Corp. Class A	220,953	2,788
Williams-Sonoma Inc.	36,336	2,774
FactSet Research Systems Inc.	17,355	2,774
* Liberty Interactive Corp. QVC Group Class A	95,168	2,496
* AutoNation Inc.	34,971	2,035
* Bed Bath & Beyond Inc.	35,430	2,020
Kohl's Corp.	41,505	1,922
Wynn Resorts Ltd.	35,892	1,907
* Discovery Communications Inc. Class A	65,729	1,711
Scripps Networks Interactive Inc. Class A	33,187	1,633
* Rite Aid Corp.	223,918	1,359
* Hyatt Hotels Corp. Class A	14,105	664
Tribune Media Co. Class A	17,606	627
* Urban Outfitters Inc.	20,684	608
* Sprouts Farmers Market Inc.	27,016	570
		187,808
Financials (19.3%)
AvalonBay Communities Inc.	58,577	10,240
Hartford Financial Services Group Inc.	182,967	8,376
Moody's Corp.	75,080	7,373
Equinix Inc.	25,092	6,860
Essex Property Trust Inc.	29,003	6,480
M&T Bank Corp.	52,853	6,445
Principal Financial Group Inc.	129,956	6,152
Macerich Co.	69,771	5,360
Regions Financial Corp.	584,536	5,267
Welltower Inc.	77,611	5,256
Lincoln National Corp.	110,646	5,251
Equifax Inc.	52,135	5,066
Realty Income Corp.	103,607	4,910
XL Group plc Class A	133,390	4,845
KeyCorp	370,932	4,826
SL Green Realty Corp.	43,965	4,755
* Markel Corp.	5,843	4,685
Citizens Financial Group Inc.	186,314	4,445
Kimco Realty Corp.	173,177	4,231
Federal Realty Investment Trust	30,458	4,156
Western Union Co.	225,609	4,142
Annaly Capital Management Inc.	418,170	4,127
FNF Group	116,033	4,116
* Affiliated Managers Group Inc.	23,926	4,091
* CBRE Group Inc. Class A	124,911	3,997
UDR Inc.	115,208	3,972
First Republic Bank	62,539	3,926
Digital Realty Trust Inc.	59,880	3,911
* Ally Financial Inc.	191,262	3,898
Voya Financial Inc.	99,791	3,869
* Arch Capital Group Ltd.	51,280	3,768
Huntington Bancshares Inc.	354,272	3,755
Cincinnati Financial Corp.	68,778	3,700
CIT Group Inc.	89,102	3,567
Unum Group	108,785	3,490
New York Community Bancorp Inc.	186,165	3,362
Comerica Inc.	78,487	3,226
SEI Investments Co.	65,848	3,176

VEREIT Inc.	399,328	3,083
Plum Creek Timber Co. Inc.	77,018	3,043
Torchmark Corp.	52,353	2,953
Willis Group Holdings plc	71,254	2,919
American Capital Agency Corp.	153,843	2,877
Jones Lang LaSalle Inc.	19,818	2,849
Raymond James Financial Inc.	57,072	2,833
Camden Property Trust	38,319	2,832
Nasdaq Inc.	52,006	2,774
MSCI Inc. Class A	45,963	2,733
Alexandria Real Estate Equities Inc.	31,766	2,690
Reinsurance Group of America Inc. Class A	29,267	2,651
PartnerRe Ltd.	18,916	2,627
Everest Re Group Ltd.	14,618	2,534
Zions Bancorporation	89,893	2,476
Lazard Ltd. Class A	57,153	2,475
Iron Mountain Inc.	78,874	2,447
* Realogy Holdings Corp.	64,591	2,431
Axis Capital Holdings Ltd.	42,142	2,264
WR Berkley Corp.	40,821	2,219
People's United Financial Inc.	136,517	2,147
Hudson City Bancorp Inc.	209,996	2,136
Legg Mason Inc.	48,311	2,010
Extra Space Storage Inc.	25,748	1,987
Navient Corp.	165,023	1,855
Brixmor Property Group Inc.	78,847	1,851
* E*TRADE Financial Corp.	63,833	1,681
* Alleghany Corp.	3,331	1,559
* LendingClub Corp.	97,688	1,292
Assurant Inc.	14,664	1,159
* Santander Consumer USA Holdings Inc.	46,538	950
LPL Financial Holdings Inc.	17,837	709
		256,118
Health Care (8.5%)
* Incyte Corp.	71,567	7,896
* BioMarin Pharmaceutical Inc.	71,036	7,481
* Edwards Lifesciences Corp.	47,419	6,742
* Endo International plc	91,679	6,351
CR Bard Inc.	32,733	6,098
* DaVita HealthCare Partners Inc.	76,061	5,501
Universal Health Services Inc. Class B	40,426	5,046
* Henry Schein Inc.	36,788	4,882
* Boston Scientific Corp.	296,440	4,865
* Laboratory Corp. of America Holdings	44,550	4,832
* Hologic Inc.	111,674	4,370
* Waters Corp.	34,467	4,074
Quest Diagnostics Inc.	63,251	3,888
* Alkermes plc	65,842	3,863
* Jazz Pharmaceuticals plc	25,627	3,404
* Mallinckrodt plc	51,763	3,310
* Varian Medical Systems Inc.	43,525	3,211
Cooper Cos. Inc.	21,333	3,176
ResMed Inc.	61,958	3,157
DENTSPLY International Inc.	61,667	3,118
* Medivation Inc.	71,942	3,058
* Envision Healthcare Holdings Inc.	81,887	3,013
* IDEXX Laboratories Inc.	40,560	3,012

* Quintiles Transnational Holdings Inc.	35,086	2,441
* Alnylam Pharmaceuticals Inc.	29,907	2,403
Patterson Cos. Inc.	38,608	1,670
* Centene Corp.	23,543	1,277
* Bluebird Bio Inc.	7,082	606
* Intercept Pharmaceuticals Inc.	3,475	576
		113,321
Industrials (16.1%)
* Fiserv Inc.	103,444	8,959
Fidelity National Information Services Inc.	124,030	8,320
Amphenol Corp. Class A	136,358	6,949
Roper Technologies Inc.	44,323	6,945
* Alliance Data Systems Corp.	25,742	6,667
WestRock Co.	115,461	5,939
WW Grainger Inc.	26,191	5,631
AMETEK Inc.	106,815	5,589
* FleetCor Technologies Inc.	38,447	5,291
Vulcan Materials Co.	58,740	5,240
* Stericycle Inc.	37,348	5,203
* Verisk Analytics Inc. Class A	66,869	4,942
* TransDigm Group Inc.	22,431	4,765
Rockwell Collins Inc.	58,090	4,754
Kansas City Southern	48,681	4,424
Xerox Corp.	448,036	4,359
Martin Marietta Materials Inc.	28,046	4,262
Sealed Air Corp.	90,757	4,255
CH Robinson Worldwide Inc.	62,470	4,234
Fastenal Co.	115,217	4,218
Textron Inc.	109,750	4,131
Pentair plc	79,356	4,050
Dover Corp.	69,063	3,949
Expeditors International of Washington Inc.	83,253	3,917
Masco Corp.	151,694	3,820
Ball Corp.	60,598	3,769
Towers Watson & Co. Class A	30,519	3,582
Wabtec Corp.	40,454	3,562
* Mettler-Toledo International Inc.	12,216	3,478
Cintas Corp.	38,894	3,335
L-3 Communications Holdings Inc.	31,822	3,326
* Sensata Technologies Holding NV	74,984	3,325
JB Hunt Transport Services Inc.	40,942	2,923
Robert Half International Inc.	56,345	2,883
* Crown Holdings Inc.	61,369	2,808
ManpowerGroup Inc.	33,813	2,769
Fluor Corp.	63,920	2,707
Xylem Inc.	79,940	2,626
Avnet Inc.	59,283	2,530
* United Rentals Inc.	42,065	2,526
Flowserve Corp.	58,832	2,420
Macquarie Infrastructure Corp.	31,535	2,354
* Arrow Electronics Inc.	41,584	2,299
ADT Corp.	74,927	2,240
* Quanta Services Inc.	86,832	2,102
Owens Corning	49,184	2,061
B/E Aerospace Inc.	46,761	2,053
* Jacobs Engineering Group Inc.	54,538	2,041
Hubbell Inc. Class B	22,250	1,890

	Allison Transmission Holdings Inc.	70,018	1,869
*	Trimble Navigation Ltd.	113,372	1,862
	FLIR Systems Inc.	61,767	1,729
	Acuity Brands Inc.	9,607	1,687
	Donaldson Co. Inc.	59,895	1,682
^	Chicago Bridge & Iron Co. NV	42,169	1,673
	Fortune Brands Home & Security Inc.	35,123	1,667
	Total System Services Inc.	36,526	1,659
*	Vantiv Inc. Class A	32,251	1,449
*	Colfax Corp.	38,274	1,145
	AGCO Corp.	16,231	757
			213,601
Oil & Gas (5.4%)
	Tesoro Corp.	54,247	5,275
*	Concho Resources Inc.	52,985	5,208
*	Cameron International Corp.	84,471	5,180
*	Cheniere Energy Inc.	99,124	4,788
	EQT Corp.	67,231	4,355
	Cimarex Energy Co.	41,647	4,268
	HollyFrontier Corp.	83,105	4,059
	Cabot Oil & Gas Corp.	182,551	3,991
*	FMC Technologies Inc.	101,174	3,136
*	Weatherford International plc	307,596	2,608
	Columbia Pipeline Group Inc.	140,049	2,561
	OGE Energy Corp.	87,903	2,405
	Marathon Oil Corp.	149,486	2,302
	Range Resources Corp.	70,827	2,275
*	Southwestern Energy Co.	169,443	2,150
	Helmerich & Payne Inc.	45,079	2,130
^	Transocean Ltd.	160,418	2,073
	Core Laboratories NV	19,467	1,943
^	Chesapeake Energy Corp.	263,704	1,933
	Murphy Oil Corp.	72,378	1,752
	Energen Corp.	34,655	1,728
	Oceaneering International Inc.	43,114	1,693
	Ensco plc Class A	104,240	1,468
*	Whiting Petroleum Corp.	44,993	687
*,^ Antero Resources Corp.		30,767	651
	Noble Corp. plc	53,345	582
			71,201
Technology (11.8%)
*	Cerner Corp.	136,963	8,212
	Skyworks Solutions Inc.	84,053	7,078
	Altera Corp.	133,610	6,691
	Seagate Technology plc	133,213	5,968
*	Red Hat Inc.	80,894	5,815
*	Palo Alto Networks Inc.	33,132	5,699
	NVIDIA Corp.	225,900	5,568
*	Akamai Technologies Inc.	74,807	5,166
	SanDisk Corp.	89,318	4,853
	Xilinx Inc.	114,067	4,836
*	Citrix Systems Inc.	67,292	4,662
	Lam Research Corp.	69,788	4,559
*	ServiceNow Inc.	65,286	4,534
*	Autodesk Inc.	100,427	4,433
	Linear Technology Corp.	105,775	4,268

Maxim Integrated Products Inc.	125,467	4,191
Juniper Networks Inc.	161,099	4,142
Harris Corp.	54,526	3,988
NetApp Inc.	132,430	3,920
Western Digital Corp.	48,203	3,829
Microchip Technology Inc.	88,455	3,811
Computer Sciences Corp.	60,979	3,743
* F5 Networks Inc.	31,234	3,617
* ANSYS Inc.	39,684	3,498
KLA-Tencor Corp.	69,438	3,472
* Workday Inc. Class A	47,629	3,280
* Synopsys Inc.	68,637	3,170
* VeriSign Inc.	42,490	2,998
* Qorvo Inc.	65,972	2,972
* Gartner Inc.	34,707	2,913
* Splunk Inc.	52,586	2,911
* FireEye Inc.	63,355	2,016
Garmin Ltd.	50,376	1,807
* Teradata Corp.	62,366	1,806
* Nuance Communications Inc.	109,291	1,789
* Freescale Semiconductor Ltd.	47,995	1,756
* IMS Health Holdings Inc.	57,790	1,682
CDK Global Inc.	35,167	1,680
Marvell Technology Group Ltd.	182,498	1,652
* Rackspace Hosting Inc.	53,195	1,313
* NetSuite Inc.	15,628	1,311
* Tableau Software Inc. Class A	11,181	892
* Premier Inc. Class A	16,510	567
		157,068
Telecommunications (1.1%)
* SBA Communications Corp. Class A	56,301	5,897
* Level 3 Communications Inc.	125,593	5,487
Frontier Communications Corp.	513,709	2,440
* Zayo Group Holdings Inc.	21,435	544
		14,368
Utilities (4.8%)
WEC Energy Group Inc.	139,199	7,269
Eversource Energy	139,907	7,082
DTE Energy Co.	79,120	6,359
Ameren Corp.	107,000	4,523
American Water Works Co. Inc.	79,446	4,376
CMS Energy Corp.	122,005	4,309
CenterPoint Energy Inc.	180,154	3,250
SCANA Corp.	56,657	3,188
Pinnacle West Capital Corp.	48,769	3,128
ONEOK Inc.	92,181	2,968
AES Corp.	301,202	2,949
Alliant Energy Corp.	49,873	2,917
Pepco Holdings Inc.	111,521	2,701
NiSource Inc.	139,949	2,596
* Calpine Corp.	158,867	2,319
NRG Energy Inc.	145,856	2,166
National Fuel Gas Co.	35,624	1,781
		63,881
Total Common Stocks (Cost $1,128,255)		1,329,209

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.189%		8,109,168	8,109

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.100%	10/23/15	100	100
Total Temporary Cash Investments (Cost $8,209)				8,209
Total Investments (100.7%) (Cost $1,136,464)				1,337,418
Other Assets and Liabilities-Net (-0.7%)[3]				(9,173)
Net Assets (100%)				1,328,245

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,737,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $7,589,000 of collateral received for securities on loan. The portfolio received additional collateral of $568,000 on the next business day.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2015, based on the inputs used to value them:

Vanguard Mid-Cap Index Portfolio

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,329,209	—	—
Temporary Cash Investments	8,109	100	—
Futures Contracts—Assets[1]	10	—	—
Total	1,337,328	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P MidCap 400 Index	December 2015	5	681	(18)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2015, the cost of investment securities for tax purposes was $1,136,464,000. Net unrealized appreciation of investment securities for tax purposes was $200,954,000, consisting of unrealized gains of $291,991,000 on securities that had risen in value since their purchase and $91,037,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (42.1%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	2,601,602	80,832
Vanguard Extended Market Index Fund Investor Shares	313,958	19,449
		100,281
International Stock Fund (17.9%)
Vanguard Total International Stock Index Fund Investor Shares	3,001,492	42,681

U.S. Bond Fund (31.8%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	6,375,279	75,611

International Bond Fund (8.2%)
Vanguard Total International Bond Index Fund Investor Shares	1,842,720	19,478
Total Investment Companies (Cost $239,491)		238,051
Other Assets and Liabilities-Net (0.0%)		(8)
Net Assets (100%)		238,043

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2015, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2015, the cost of investment securities for tax purposes was $239,491,000. Net unrealized depreciation of investment securities for tax purposes was $1,440,000, consisting of unrealized gains of $4,875,000 on securities that had risen in value since their purchase and $6,315,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Vanguard Moderate Allocation Portfolio

			Current Period Transactions
	Dec. 31,		Proceeds			Sept. 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market Index	16,257	5,710	1,019	145	—	19,449
Fund
Vanguard Market Liquidity Fund	117	NA1	NA1	—	—	—
Vanguard Total International Stock	15,680	4,255	385	176	—	19,478
Index Fund
Vanguard Total International Bond	35,509	13,225	1,871	780	—	42,681
Index Fund
Vanguard Variable Insurance Fund -	66,383	26,351	3,967	1,209	1,061	80,832
Equity Index Portfolio
Vanguard Variable Insurance Fund -	64,254	26,230	13,630	1,563	2,215	75,611
Total Bond Market Index Porfolio
Total	198,200	75,771	20,872	3,873	3,276	238,051
1 Not applicable — purchases and sales are for temporary cash investment purposes.

Vanguard REIT Index Portfolio

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (99.9%)[1]
Diversified REITs (7.0%)
VEREIT Inc.	1,235,621	9,539
Duke Realty Corp.	470,980	8,972
WP Carey Inc.	135,203	7,816
Liberty Property Trust	204,029	6,429
NorthStar Realty Finance Corp.	473,474	5,848
Spirit Realty Capital Inc.	602,613	5,508
Cousins Properties Inc.	281,150	2,592
Empire State Realty Trust Inc.	144,602	2,463
Lexington Realty Trust	290,156	2,350
Washington REIT	93,038	2,320
PS Business Parks Inc.	27,593	2,190
American Assets Trust Inc.	44,938	1,836
Select Income REIT	90,518	1,721
STORE Capital Corp.	69,378	1,433
Investors Real Estate Trust	167,731	1,298
First Potomac Realty Trust	80,304	883
RAIT Financial Trust	124,223	616
Winthrop Realty Trust	42,335	608
Whitestone REIT	37,076	428
One Liberty Properties Inc.	18,017	384
		65,234
Health Care REITs (12.8%)
Welltower Inc.	479,020	32,439
Ventas Inc.	451,615	25,318
HCP Inc.	630,122	23,472
Omega Healthcare Investors Inc.	224,467	7,890
Senior Housing Properties Trust	320,833	5,197
Healthcare Trust of America Inc. Class A	170,982	4,191
Care Capital Properties Inc.	112,803	3,715
Medical Properties Trust Inc.	319,624	3,535
Healthcare Realty Trust Inc.	137,096	3,407
National Health Investors Inc.	48,686	2,799
LTC Properties Inc.	48,500	2,070
Sabra Health Care REIT Inc.	89,004	2,063
Physicians Realty Trust	96,033	1,449
New Senior Investment Group Inc.	114,558	1,198
Universal Health Realty Income Trust	17,177	806
CareTrust REIT Inc.	62,825	713
		120,262
Hotel & Resort REITs (6.4%)
Host Hotels & Resorts Inc.	1,034,249	16,352
Hospitality Properties Trust	204,702	5,236
* Strategic Hotels & Resorts Inc.	356,961	4,923
RLJ Lodging Trust	180,500	4,561
LaSalle Hotel Properties	154,281	4,380
Sunstone Hotel Investors Inc.	284,878	3,769
Pebblebrook Hotel Trust	98,139	3,479
Ryman Hospitality Properties Inc.	62,974	3,100

DiamondRock Hospitality Co.	274,146	3,029
Xenia Hotels & Resorts Inc.	144,953	2,531
Chesapeake Lodging Trust	81,380	2,121
Summit Hotel Properties Inc.	118,247	1,380
Hersha Hospitality Trust Class A	60,424	1,369
FelCor Lodging Trust Inc.	186,123	1,316
Chatham Lodging Trust	52,376	1,125
Ashford Hospitality Trust Inc.	138,095	842
Ashford Hospitality Prime Inc.	38,561	541
		60,054
Industrial REITs (4.2%)
Prologis Inc.	715,401	27,829
DCT Industrial Trust Inc.	120,592	4,059
First Industrial Realty Trust Inc.	151,224	3,168
EastGroup Properties Inc.	44,080	2,388
STAG Industrial Inc.	88,998	1,621
Monmouth Real Estate Investment Corp.	72,780	710
		39,775
Office REITs (13.6%)
Boston Properties Inc.	209,372	24,790
Vornado Realty Trust	231,242	20,909
SL Green Realty Corp.	135,843	14,693
Alexandria Real Estate Equities Inc.	98,366	8,329
Kilroy Realty Corp.	120,089	7,825
BioMed Realty Trust Inc.	277,925	5,553
Douglas Emmett Inc.	189,132	5,432
Highwoods Properties Inc.	128,298	4,972
* Equity Commonwealth	168,319	4,585
Piedmont Office Realty Trust Inc. Class A	210,845	3,772
Columbia Property Trust Inc.	162,177	3,763
Paramount Group Inc.	217,245	3,650
Brandywine Realty Trust	245,726	3,027
Hudson Pacific Properties Inc.	103,692	2,985
Corporate Office Properties Trust	129,110	2,715
New York REIT Inc.	222,006	2,233
Mack-Cali Realty Corp.	115,646	2,183
Parkway Properties Inc.	114,296	1,778
Gramercy Property Trust Inc.	78,158	1,623
Government Properties Income Trust	96,116	1,538
Franklin Street Properties Corp.	123,157	1,324
		127,679
Residential REITs (17.3%)
Equity Residential	496,821	37,321
AvalonBay Communities Inc.	180,383	31,535
Essex Property Trust Inc.	89,183	19,925
UDR Inc.	353,509	12,189
Camden Property Trust	118,517	8,759
Mid-America Apartment Communities Inc.	102,747	8,412
Apartment Investment & Management Co.	213,346	7,898
Equity LifeStyle Properties Inc.	109,272	6,400
Home Properties Inc.	79,061	5,910
American Campus Communities Inc.	153,210	5,552
Sun Communities Inc.	69,542	4,712
Post Properties Inc.	74,528	4,344
American Homes 4 Rent Class A	230,210	3,702
Education Realty Trust Inc.	65,944	2,173

Starwood Waypoint Residential Trust	52,125	1,242
Silver Bay Realty Trust Corp.	47,167	755
American Residential Properties Inc.	41,825	722
Campus Crest Communities Inc.	88,976	473
		162,024
Retail REITs (24.6%)
Simon Property Group Inc.	424,878	78,059
General Growth Properties Inc.	786,345	20,421
Realty Income Corp.	317,436	15,043
Macerich Co.	183,546	14,100
Kimco Realty Corp.	563,344	13,762
Federal Realty Investment Trust	93,702	12,786
Regency Centers Corp.	128,731	8,001
National Retail Properties Inc.	182,917	6,634
DDR Corp.	418,853	6,442
Taubman Centers Inc.	84,393	5,830
Brixmor Property Group Inc.	243,521	5,718
Weingarten Realty Investors	160,665	5,320
Retail Properties of America Inc.	323,750	4,562
Tanger Factory Outlet Centers Inc.	130,924	4,316
CBL & Associates Properties Inc.	232,927	3,203
WP GLIMCHER Inc.	252,981	2,950
Urban Edge Properties	135,571	2,927
Acadia Realty Trust	93,945	2,825
Kite Realty Group Trust	114,187	2,719
Equity One Inc.	106,142	2,583
Retail Opportunity Investments Corp.	134,889	2,231
Pennsylvania REIT	94,416	1,872
Ramco-Gershenson Properties Trust	108,062	1,622
Alexander's Inc.	3,129	1,170
Inland Real Estate Corp.	123,687	1,002
Saul Centers Inc.	17,358	898
Rouse Properties Inc.	55,286	861
Agree Realty Corp.	23,981	716
Urstadt Biddle Properties Inc. Class A	36,348	681
Cedar Realty Trust Inc.	98,825	614
Getty Realty Corp.	36,514	577
		230,445
Specialized REITs (14.0%)
Public Storage	200,576	42,448
Equinix Inc.	77,695	21,242
Digital Realty Trust Inc.	185,292	12,103
Extra Space Storage Inc.	150,977	11,649
Iron Mountain Inc.	273,017	8,469
CubeSmart	227,047	6,178
Corrections Corp. of America	159,854	4,722
Sovran Self Storage Inc.	48,489	4,573
EPR Properties	78,098	4,028
Gaming and Leisure Properties Inc.	126,606	3,760
GEO Group Inc.	101,927	3,031
CyrusOne Inc.	83,791	2,737
DuPont Fabros Technology Inc.	89,313	2,311
QTS Realty Trust Inc. Class A	47,364	2,069
CoreSite Realty Corp.	36,169	1,861
		131,181
Total Real Estate Investment Trusts (Cost $946,777)		936,654

Temporary Cash Investments (0.0%)[1]
			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
[2,3] Federal Home Loan Bank Discount Notes	0.197%	12/4/15	100	100
Total Temporary Cash Investments (Cost $100)				100
Total Investments (99.9%) (Cost $946,877)				936,754
Other Assets and Liabilities-Net (0.1%)				735
Net Assets (100%)				937,489

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Real Estate Investment Trusts	936,654	—	—
Temporary Cash Investments	—	100	—
Futures Contracts—Assets[1]	26	—	—
Total	936,680	100	—
1 Represents variation margin on the last day of the reporting period.

Vanguard REIT Index Portfolio

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2015	3	1,432	(27)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2015, the cost of investment securities for tax purposes was $946,877,000. Net unrealized depreciation of investment securities for tax purposes was $10,123,000, consisting of unrealized gains of $96,251,000 on securities that had risen in value since their purchase and $106,374,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Vanguard Total Stock Market Index Portfolio

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	41,210,334	1,280,405
Vanguard Extended Market Index Fund Investor Shares	4,930,544	305,447
Total Investments (100.0%) (Cost $1,487,284)		1,585,852
Other Assets and Liabilities-Net (0.0%)		(76)
Net Assets (100.0%)		1,585,776

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2015, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2015, the cost of investment securities for tax purposes was $1,487,284,000. Net unrealized appreciation of investment securities for tax purposes was $98,568,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds			Sept. 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market
Index Fund	318,948	36,404	27,045	2,325	—	305,447
Vanguard Market Liquidity
Fund	213	NA1	NA1	—	—	—
Vanguard Variable Insurance
Fund—Equity Index Portfolio	1,309,738	146,906	40,247	21,894	40,095	1,280,405
Total	1,628,899	183,310	67,292	24,219	40,095	1,585,852
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2015

VANGUARD VARIABLE INSURANCE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.